UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

February 28, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 21, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for the AllianceBernstein Retirement Strategies (collectively, the “Strategies”) for the annual reporting period ended February 28, 2010.

Effective April 16, 2010, Inflation- Protected Securities Portfolio, one of the Underlying Portfolios in which certain of the Strategies invest, will be renamed the Bond Inflation Protection Portfolio. The Portfolio’s new non-fundamental investment objective will be “to maximize real return without assuming what the Adviser considers to be undue risk”. Consistent with the change in the Portfolio’s name, the Portfolio’s investment policy of investing at least 80% of its net assets in inflation-protected securities will be changed to a policy of investing at least 80% of its net assets in fixed-income securities. Changes to the Portfolio’s investment policies also include:

•	the use of leverage through investments in reverse repurchase agreements;

•	expanded flexibility to invest in derivatives, such as total return swaps;

•

permitting the Portfolio to invest up to 15% of its total assets in below investment-grade fixed-income securities rated BB or B or the equivalent by at least one national ratings agency, or deemed by the Adviser to be of comparable quality; and

•	permitting the Portfolio to invest in fixed-income securities of any maturity and duration.

There will be no change to the Portfolio’s benchmark, the Barclays Capital 1-10 Year Inflation Protected Securities (TIPS) Index.

Also effective at this time, a new Underlying Portfolio, the Volatility Management (“VM”) Portfolio, will be added as a component of the investment blend of certain of the Strategies. The VM Portfolio is intended to reduce portfolio volatility in the blended style investment strategies used by the Strategies. The VM Portfolio’s purpose is to reduce a Strategy’s exposure to equity securities when the VM Portfolio’s Adviser, AllianceBernstein L.P., determines that the risks in the equity markets have risen to a level that is not compensated by the potential returns offered. The VM Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risks in the equity markets and that consequently its performance could suffer. For additional information regarding these changes, including information regarding the percentages of each Strategy invested among the Underlying Portfolios, please see the Strategies’ prospectus supplement dated February 9, 2010.

Investment Objective and Strategies

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	1

combination of portfolios of the AllianceBernstein Underlying Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). Each Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategies’ asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy’s asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy’s retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy’s asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% real estate investment trusts (REITs). AllianceBernstein L.P. (the “Adviser”) will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Investment Results

The tables on pages 7-18 show each individual Retirement Strategy’s (RS) performance compared to its composite benchmark. Additional performance can be found on pages 20-43. Each Strategy’s composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Historical Performance on pages 5-6. The Multi-Asset Solutions Team (the “Team”) believes that a composite benchmark is a better benchmark for the measurement of the Adviser’s active management performance within the underlying asset classes than a broad-market benchmark. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

The Strategies’ Class A shares without sales charges outperformed their respective composite benchmarks for the six- and 12-month periods ended

2	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

February 28, 2010. All Underlying Portfolios had positive absolute performance during both time periods, and most outperformed their respective benchmarks; two Underlying Portfolios underperformed for the six-month period, while four underperformed for the 12-month period. The fixed-income and Small-Mid Cap Value Underlying Portfolios were key contributors to relative performance for both periods, while the International Growth Underlying Portfolio was the chief contributor to returns for the six- month period.

For the six-month period ended February 28, 2010, the Small-Mid Cap Value, Small-Mid Cap Growth and High-Yield Underlying Portfolios posted double-digit absolute returns. The Intermediate Duration Bond and Short Duration Bond, International Growth and Small-Mid Cap Value Underlying Portfolios were leading contributors to relative performance. US Large Cap Growth and Small-Mid Cap Growth had negative relative performance. Overweights in investment-grade corporates and commercial mortgage-backed securities (CMBS) drove the premium within Intermediate Duration Bond, while strong security selection contributed the most to the International Growth and Small-Mid Cap Value Underlying Portfolios.

For the 12-month period ended February 28, 2010, the Small-Mid Cap Value and Global REIT Underlying Portfolios were the top performers on an absolute basis. However, relative performance was driven by a number of Underlying Portfolios: Intermediate Duration Bond, Small-Mid Cap Value, International Value and High-Yield. Intermediate Duration Bond and Small-Mid Cap Value contributed the most due to overweights within investment-grade credit and CMBS within Intermediate Duration Bond and broad-based strength in stock selection within Small-Mid Cap Value. US Large Cap Growth, Global REIT, International Growth and Small-Mid Cap Growth had negative relative performance.

As of February 28, 2010, the Strategies designed for young savers—RS 2035, 2040, 2045, 2050 and 2055—had target allocations of 90% in equities, 5% in global REITs and 5% in bonds. The Strategies created for mid-life savers—RS 2015, 2020, 2025 and 2030—had target allocations ranging between 62%-83% in equities, 10%-28% in bonds and 7%-10% in global REITs for the period. As a hedge against inflation, the RS 2015 and 2020 vintages also include Inflation-Protected Securities.

The vintages intended for early retirees—RS 2000, 2005, 2010—have larger target allocations in bonds (between 35% and 55%), and target allocations in equities and global REITs comprise between 45% and 65% of these Strategies’ holdings.

Market Review and Investment Strategy

Stocks rebounded strongly from their March 2009 lows as the global economy regained its footing and investors began looking toward future

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	3

profits. Nongovernment debt also soared and outperformed government bonds as credit conditions improved. The global economic recovery broadened in late 2009, as evidence emerged that the US and the euro area had returned to positive growth. However, at the start of 2010, markets moderately retreated from their steady climb; expectations of increased financial regulation, China’s move to rein in bank lending and fiscal concerns in Greece and other European countries all served to create uncertainty for the markets.

Despite these concerns, the global economic backdrop has improved, and the Strategies continue to be diversified across a broad set of risk and return opportunities. The growth components are focused on finding firms with sound growth characteristics, while the value components currently have significant exposure to many attractively valued, cyclically sensitive companies. The bond components maintain an overweight in investment-grade corporates and a more modest overweight in CMBS. In the Team’s view, the yield advantage of corporates over Treasuries remains attractive despite the recent narrowing. As always, the Team remains focused on achieving the Strategies’ long-term objectives: combining low correlation asset classes, blending growth and value investment styles, globalizing their holdings and ensuring that the Strategies are aligned with their strategic asset allocation targets over time through a disciplined rebalancing process.

4	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.alliancebernstein.com. The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at net asset value (NAV), without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or CDSC, but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation; Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

Benchmark Disclosures

The composite benchmark is derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for US stocks, Russell 3000 Index; for non-US stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for real estate investment trusts (REITs), FTSE EPRA/NAREIT Developed RE Index; for intermediate bonds, Barclays Capital US Aggregate Index; for short-term bonds, Bank of America Merrill Lynch (BofAML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Barclays Capital US High Yield 2% Issuer Cap Index.

The MSCI EAFE Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

None of the indices reflects fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged S&P 500 Stock Index measures 500 US stocks and is a common measure of the performance of the overall US stock market. The unmanaged Russell 3000 Index is composed of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged MSCI EAFE Index is a market capitalization-weighted index that measures stock

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

performance in 21 countries in Europe, Australasia and the Far East. The Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Developed RE Index is a free-floating, market-capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks worldwide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets. The unmanaged Barclays Capital US Aggregate Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The BofAML 1-3 Year Treasury Index is an unmanaged index composed of US government securities, including agency securities, with remaining maturities, at month end, of one to three years. The Barclays Capital 1-10 Year TIPS Index is the 1-10 year maturity component of the unmanaged US Treasury Inflation Notes Index and consists of Inflation-Protection securities issued by the US Treasury. The Barclays Capital US High Yield 2% Issuer Cap Index covers the universe of fixed- rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

A Word About Risk

All the Retirement Strategies allocate their investments among multiple asset classes, which will include US and foreign securities, as well as equity and fixed-income securities. Within each of these, the Strategies will also allocate their investments to different types of securities, such as growth and value stocks, real estate investment trusts and corporate and US government bonds. International investing involves risks not associated with US investments, including currency fluctuations and political and economic changes. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weightings. Systematic rebalancing does involve transactional trading costs to the portfolios. While diversification and shifting to a more conservative investment mix over time helps to manage risk, it does not guarantee earnings growth. There is the potential to lose money in any investment program. You do not have the ability to actively manage the investments within a Retirement Strategy. The portfolio managers control security selection and asset allocation. The risks associated with an investment in the Strategies are more fully described in the Strategies’ prospectus.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2000 Retirement Strategy
Class A	6.44%	35.58%

Class B*	5.98%	34.41%

Class C	6.09%	34.55%

Advisor Class**	6.58%	35.98%

Class R**	6.26%	35.24%

Class K**	6.39%	35.50%

Class I**	6.59%	35.82%

Composite Benchmark†	5.27%	31.94%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	7

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2005 Retirement Strategy
Class A	7.12%	41.55%

Class B*	6.74%	40.60%

Class C	6.74%	40.66%

Advisor Class**	7.26%	41.90%

Class R**	6.95%	41.31%

Class K**	7.16%	41.66%

Class I**	7.23%	42.01%

Composite Benchmark†	6.11%	38.62%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2010 Retirement Strategy
Class A	7.61%	46.93%

Class B*	7.37%	46.17%

Class C	7.37%	46.17%

Advisor Class**	7.88%	47.51%

Class R**	7.57%	46.77%

Class K**	7.65%	47.10%

Class I**	7.84%	47.46%

Composite Benchmark†	6.83%	44.88%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	9

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2015 Retirement Strategy
Class A	7.87%	50.57%

Class B*	7.60%	49.29%

Class C	7.49%	49.37%

Advisor Class**	8.00%	50.88%

Class R**	7.77%	50.15%

Class K**	7.98%	50.58%

Class I**	8.06%	50.97%

Composite Benchmark†	7.02%	48.28%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2020 Retirement Strategy
Class A	8.11%	53.50%

Class B*	7.67%	52.46%

Class C	7.66%	52.37%

Advisor Class**	8.23%	53.99%

Class R**	7.93%	53.14%

Class K**	8.13%	53.56%

Class I**	8.17%	53.91%

Composite Benchmark†	7.17%	51.72%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	11

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2025 Retirement Strategy
Class A	8.21%	56.31%

Class B*	7.77%	55.15%

Class C	7.76%	55.32%

Advisor Class**	8.45%	56.85%

Class R**	8.05%	55.89%

Class K**	8.24%	56.45%

Class I**	8.26%	56.77%

Composite Benchmark†	7.35%	54.81%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2030 Retirement Strategy
Class A	8.07%	56.39%

Class B*	7.69%	55.32%

Class C	7.69%	55.32%

Advisor Class**	8.19%	56.69%

Class R**	8.00%	55.92%

Class K**	8.16%	56.44%

Class I**	8.31%	56.76%

Composite Benchmark†	7.28%	54.96%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	13

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2035 Retirement Strategy
Class A	7.65%	55.85%

Class B*	7.22%	54.54%

Class C	7.22%	54.54%

Advisor Class**	7.75%	55.94%

Class R**	7.51%	55.33%

Class K**	7.58%	55.93%

Class I**	7.74%	56.00%

Composite Benchmark†	6.96%	54.42%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2040 Retirement Strategy
Class A	7.59%	55.61%

Class B*	7.31%	54.62%

Class C	7.18%	54.62%

Advisor Class**	7.84%	56.10%

Class R**	7.50%	55.37%

Class K**	7.64%	55.76%

Class I**	7.76%	55.96%

Composite Benchmark†	6.96%	54.42%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	15

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2045 Retirement Strategy
Class A	7.68%	55.58%

Class B*	7.20%	54.45%

Class C	7.21%	54.54%

Advisor Class**	7.78%	56.12%

Class R**	7.61%	55.25%

Class K**	7.59%	55.62%

Class I**	7.76%	55.96%

Composite Benchmark†	6.96%	54.42%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2050 Retirement Strategy
Class A	7.72%	55.85%

Class B*	7.40%	55.01%

Class C	7.55%	54.90%

Advisor Class**	7.95%	56.51%

Class R**	7.61%	55.37%

Class K**	7.78%	56.04%

Class I**	8.01%	56.60%

Composite Benchmark†	6.96%	54.42%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	17

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein 2055 Retirement Strategy
Class A	7.44%	55.39%

Class B*	7.08%	54.14%

Class C	7.09%	53.93%

Advisor Class**	7.52%	55.54%

Class R**	7.21%	54.88%

Class K**	7.43%	55.13%

Class I**	7.51%	55.80%

Composite Benchmark†	6.96%	54.42%

S&P 500 Stock Index	9.32%	53.62%

Barclays Capital US Aggregate Index	3.19%	9.32%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†   For a description of the composite benchmark, please see pages 5-6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

EACH UNDERLYING PORTFOLIO*† VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein US Value Portfolio	8.83%	59.48%

Russell 1000 Value Index	8.52%	56.50%

AllianceBernstein US Large Cap Growth Portfolio	8.09%	48.66%

Russell 1000 Growth Index	11.32%	54.19%

AllianceBernstein Global Real Estate Investment Portfolio	7.43%	80.15%

FTSE/EPRA NAREIT Developed RE Index	7.11%	84.55%

AllianceBernstein International Value Portfolio	1.02%	63.95%

MSCI EAFE Index	0.72%	54.58%

AllianceBernstein International Growth Portfolio	6.58%	46.30%

MSCI EAFE Index	0.72%	54.58%

MSCI EAFE Growth Index	3.89%	49.44%

AllianceBernstein Small-Mid Cap Value Portfolio	19.11%	88.87%

Russell 2500 Value Index	12.31%	69.33%

AllianceBernstein Small-Mid Cap Growth Portfolio	12.69%	65.89%

Russell 2500 Growth Index	13.34%	66.26%

AllianceBernstein Short Duration Bond Portfolio	3.85%	9.24%

BofAML 1-3 Year Treasury Index	1.23%	2.19%

AllianceBernstein Intermediate Duration Bond Portfolio	5.65%	19.96%

Barclays Capital US Aggregate Index	3.19%	9.32%

AllianceBernstein Inflation Protected Securities Portfolio	5.22%	12.12%

Barclays Capital 1-10 Year TIPS Index	4.76%	11.54%

AllianceBernstein High-Yield Portfolio	18.63%	64.52%

Barclays Capital US High Yield 2% Issuer Cap	13.86%	55.20%

*  Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

† The Underlying Portfolios do not contain sales charges or management fees.

    Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	19

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	35.58%	29.75%
Since Inception*	2.52%	1.54%

Class B Shares
1 Year	34.41%	30.41%
Since Inception*	1.76%	1.76%

Class C Shares
1 Year	34.55%	33.55%
Since Inception*	1.79%	1.79%

Advisor Class Shares†
1 Year	35.98%	35.98%
Since Inception*	2.79%	2.79%

Class R Shares†
1 Year	35.24%	35.24%
Since Inception*	2.27%	2.27%

Class K Shares†
1 Year	35.50%	35.50%
Since Inception*	2.55%	2.55%

Class I Shares†
1 Year	35.82%	35.82%
Since Inception*	2.80%	2.80%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.68%, 3.47%, 3.40%, 2.36%, 2.73%, 2.46% and 2.10% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81% and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	27.11%
Since Inception*	2.19%

Class B Shares
1 Year	27.70%
Since Inception*	2.41%

Class C Shares
1 Year	30.84%
Since Inception*	2.44%

Advisor Class Shares†
1 Year	33.06%
Since Inception*	3.44%

Class R Shares†
1 Year	32.25%
Since Inception*	2.92%

Class K Shares†
1 Year	32.35%
Since Inception*	3.20%

Class I Shares†
1 Year	33.21%
Since Inception*	3.47%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	21

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	41.55%	35.47%
Since Inception*	1.98%	1.01%

Class B Shares
1 Year	40.60%	36.60%
Since Inception*	1.28%	1.28%

Class C Shares
1 Year	40.66%	39.66%
Since Inception*	1.25%	1.25%

Advisor Class Shares†
1 Year	41.90%	41.90%
Since Inception*	2.28%	2.28%

Class R Shares†
1 Year	41.31%	41.31%
Since Inception*	1.76%	1.76%

Class K Shares†
1 Year	41.66%	41.66%
Since Inception*	2.04%	2.04%

Class I Shares†
1 Year	42.01%	42.01%
Since Inception*	2.28%	2.28%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.83%, 2.56%, 2.55%, 1.55%, 2.10%, 1.80% and 1.46% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87% and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	32.39%
Since Inception*	1.83%

Class B Shares
1 Year	33.60%
Since Inception*	2.10%

Class C Shares
1 Year	36.31%
Since Inception*	2.06%

Advisor Class Shares†
1 Year	38.85%
Since Inception*	3.11%

Class R Shares†
1 Year	38.11%
Since Inception*	2.58%

Class K Shares†
1 Year	38.45%
Since Inception*	2.85%

Class I Shares†
1 Year	38.95%
Since Inception*	3.11%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	23

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	46.93%	40.73%
Since Inception*	1.59%	0.62%

Class B Shares
1 Year	46.17%	42.17%
Since Inception*	0.89%	0.89%

Class C Shares
1 Year	46.17%	45.17%
Since Inception*	0.89%	0.89%

Advisor Class Shares†
1 Year	47.51%	47.51%
Since Inception*	1.89%	1.89%

Class R Shares†
1 Year	46.77%	46.77%
Since Inception*	1.39%	1.39%

Class K Shares†
1 Year	47.10%	47.10%
Since Inception*	1.65%	1.65%

Class I Shares†
1 Year	47.46%	47.46%
Since Inception*	1.89%	1.89%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.29%, 2.02%, 2.01%, 0.99%, 1.56%, 1.24% and 0.90% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

24	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	37.78%
Since Inception*	1.63%

Class B Shares
1 Year	38.94%
Since Inception*	1.88%

Class C Shares
1 Year	41.94%
Since Inception*	1.88%

Advisor Class Shares†
1 Year	44.58%
Since Inception*	2.91%

Class R Shares†
1 Year	43.70%
Since Inception*	2.39%

Class K Shares†
1 Year	44.03%
Since Inception*	2.64%

Class I Shares†
1 Year	44.54%
Since Inception*	2.90%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	25

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	50.57%	44.27%
Since Inception*	1.19%	0.22%

Class B Shares
1 Year	49.29%	45.29%
Since Inception*	0.50%	0.50%

Class C Shares
1 Year	49.37%	48.37%
Since Inception*	0.47%	0.47%

Advisor Class Shares†
1 Year	50.88%	50.88%
Since Inception*	1.48%	1.48%

Class R Shares†
1 Year	50.15%	50.15%
Since Inception*	0.97%	0.97%

Class K Shares†
1 Year	50.58%	50.58%
Since Inception*	1.24%	1.24%

Class I Shares†
1 Year	50.97%	50.97%
Since Inception*	1.50%	1.50%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.22%, 1.96%, 1.96%, 0.92%, 1.53%, 1.23% and 0.87% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

26	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	40.99%
Since Inception*	1.32%

Class B Shares
1 Year	42.17%
Since Inception*	1.58%

Class C Shares
1 Year	45.39%
Since Inception*	1.58%

Advisor Class Shares†
1 Year	47.61%
Since Inception*	2.59%

Class R Shares†
1 Year	46.94%
Since Inception*	2.07%

Class K Shares†
1 Year	47.38%
Since Inception*	2.32%

Class I Shares†
1 Year	47.54%
Since Inception*	2.58%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	27

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	53.50%	47.06%
Since Inception*	0.62%	-0.34%

Class B Shares
1 Year	52.46%	48.46%
Since Inception*	-0.09%	-0.09%

Class C Shares
1 Year	52.37%	51.37%
Since Inception*	-0.07%	-0.07%

Advisor Class Shares†
1 Year	53.99%	53.99%
Since Inception*	0.94%	0.94%

Class R Shares†
1 Year	53.14%	53.14%
Since Inception*	0.43%	0.43%

Class K Shares†
1 Year	53.56%	53.56%
Since Inception*	0.68%	0.68%

Class I Shares†
1 Year	53.91%	53.91%
Since Inception*	0.91%	0.91%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.22%, 1.96%, 1.95%, 0.92%, 1.52%, 1.20% and 0.88% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

28	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	44.48%
Since Inception*	0.88%

Class B Shares
1 Year	45.62%
Since Inception*	1.11%

Class C Shares
1 Year	48.78%
Since Inception*	1.14%

Advisor Class Shares†
1 Year	51.30%
Since Inception*	2.15%

Class R Shares†
1 Year	50.54%
Since Inception*	1.63%

Class K Shares†
1 Year	50.88%
Since Inception*	1.89%

Class I Shares†
1 Year	51.23%
Since Inception*	2.12%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	29

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	56.31%	49.66%
Since Inception*	0.68%	-0.28%

Class B Shares
1 Year	55.15%	51.15%
Since Inception*	-0.06%	-0.06%

Class C Shares
1 Year	55.32%	54.32%
Since Inception*	-0.04%	-0.04%

Advisor Class Shares†
1 Year	56.85%	56.85%
Since Inception*	0.97%	0.97%

Class R Shares†
1 Year	55.89%	55.89%
Since Inception*	0.47%	0.47%

Class K Shares†
1 Year	56.45%	56.45%
Since Inception*	0.71%	0.71%

Class I Shares†
1 Year	56.77%	56.77%
Since Inception*	0.97%	0.97%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.33%, 2.09%, 2.07%, 1.03%, 1.59%, 1.28% and 0.96% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

30	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	47.02%
Since Inception*	1.03%

Class B Shares
1 Year	48.63%
Since Inception*	1.26%

Class C Shares
1 Year	51.54%
Since Inception*	1.28%

Advisor Class Shares†
1 Year	54.07%
Since Inception*	2.27%

Class R Shares†
1 Year	53.14%
Since Inception*	1.77%

Class K Shares†
1 Year	53.68%
Since Inception*	2.00%

Class I Shares†
1 Year	54.16%
Since Inception*	2.28%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	31

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	56.39%	49.65%
Since Inception*	0.06%	-0.89%

Class B Shares
1 Year	55.32%	51.32%
Since Inception*	-0.67%	-0.67%

Class C Shares
1 Year	55.32%	54.32%
Since Inception*	-0.67%	-0.67%

Advisor Class Shares†
1 Year	56.69%	56.69%
Since Inception*	0.35%	0.35%

Class R Shares†
1 Year	55.92%	55.92%
Since Inception*	-0.11%	-0.11%

Class K Shares†
1 Year	56.44%	56.44%
Since Inception*	0.10%	0.10%

Class I Shares†
1 Year	56.76%	56.76%
Since Inception*	0.34%	0.34%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.37%, 2.13%, 2.11%, 1.07%, 1.62%, 1.31% and 0.98% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

32	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	47.05%
Since Inception*	0.48%

Class B Shares
1 Year	48.66%
Since Inception*	0.69%

Class C Shares
1 Year	51.66%
Since Inception*	0.69%

Advisor Class Shares†
1 Year	53.95%
Since Inception*	1.71%

Class R Shares†
1 Year	53.27%
Since Inception*	1.24%

Class K Shares†
1 Year	53.53%
Since Inception*	1.44%

Class I Shares†
1 Year	54.02%
Since Inception*	1.70%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	33

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	55.85%	49.34%
Since Inception*	-0.24%	-1.20%

Class B Shares
1 Year	54.54%	50.54%
Since Inception*	-0.97%	-0.97%

Class C Shares
1 Year	54.54%	53.54%
Since Inception*	-0.97%	-0.97%

Advisor Class Shares†
1 Year	55.94%	55.94%
Since Inception*	0.02%	0.02%

Class R Shares†
1 Year	55.33%	55.33%
Since Inception*	-0.49%	-0.49%

Class K Shares†
1 Year	55.93%	55.93%
Since Inception*	-0.21%	-0.21%

Class I Shares†
1 Year	56.00%	56.00%
Since Inception*	0.03%	0.03%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.47%, 2.23%, 2.21%, 1.17%, 1.69%, 1.39% and 1.06% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

34	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	46.05%
Since Inception*	0.18%

Class B Shares
1 Year	47.82%
Since Inception*	0.42%

Class C Shares
1 Year	50.82%
Since Inception*	0.42%

Advisor Class Shares†
1 Year	53.29%
Since Inception*	1.43%

Class R Shares†
1 Year	52.34%
Since Inception*	0.89%

Class K Shares†
1 Year	52.85%
Since Inception*	1.19%

Class I Shares†
1 Year	53.35%
Since Inception*	1.45%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	35

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	55.61%	49.01%
Since Inception*	0.02%	-0.93%

Class B Shares
1 Year	54.62%	50.62%
Since Inception*	-0.67%	-0.67%

Class C Shares
1 Year	54.62%	53.62%
Since Inception*	-0.67%	-0.67%

Advisor Class Shares†
1 Year	56.10%	56.10%
Since Inception*	0.32%	0.32%

Class R Shares†
1 Year	55.37%	55.37%
Since Inception*	-0.17%	-0.17%

Class K Shares†
1 Year	55.76%	55.76%
Since Inception*	0.08%	0.08%

Class I Shares†
1 Year	55.96%	55.96%
Since Inception*	0.32%	0.32%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.55%, 2.31%, 2.32%, 1.25%, 1.74%, 1.43% and 1.11% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

36	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	46.33%
Since Inception*	0.46%

Class B Shares
1 Year	47.86%
Since Inception*	0.72%

Class C Shares
1 Year	50.62%
Since Inception*	0.72%

Advisor Class Shares†
1 Year	53.25%
Since Inception*	1.70%

Class R Shares†
1 Year	52.52%
Since Inception*	1.23%

Class K Shares†
1 Year	52.91%
Since Inception*	1.48%

Class I Shares†
1 Year	53.29%
Since Inception*	1.73%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	37

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	55.58%	48.91%
Since Inception*	-0.13%	-1.08%

Class B Shares
1 Year	54.45%	50.45%
Since Inception*	-0.84%	-0.84%

Class C Shares
1 Year	54.54%	53.54%
Since Inception*	-0.87%	-0.87%

Advisor Class Shares†
1 Year	56.12%	56.12%
Since Inception*	0.15%	0.15%

Class R Shares†
1 Year	55.25%	55.25%
Since Inception*	-0.34%	-0.34%

Class K Shares†
1 Year	55.62%	55.62%
Since Inception*	-0.10%	-0.10%

Class I Shares†
1 Year	55.96%	55.96%
Since Inception*	0.13%	0.13%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.80%, 2.62%, 2.57%, 1.50%, 1.94%, 1.64% and 1.31% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

38	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	46.33%
Since Inception*	0.32%

Class B Shares
1 Year	47.79%
Since Inception*	0.55%

Class C Shares
1 Year	50.63%
Since Inception*	0.52%

Advisor Class Shares†
1 Year	53.12%
Since Inception*	1.54%

Class R Shares†
1 Year	52.35%
Since Inception*	1.04%

Class K Shares†
1 Year	52.88%
Since Inception*	1.30%

Class I Shares†
1 Year	53.23%
Since Inception*	1.53%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	39

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	55.85%	49.12%
Since Inception*	-8.39%	-9.86%

Class B Shares
1 Year	55.01%	51.01%
Since Inception*	-9.02%	-9.68%

Class C Shares
1 Year	54.90%	53.90%
Since Inception*	-8.98%	-8.98%

Advisor Class Shares†
1 Year	56.51%	56.51%
Since Inception*	-8.13%	-8.13%

Class R Shares†
1 Year	55.37%	55.37%
Since Inception*	-8.60%	-8.60%

Class K Shares†
1 Year	56.04%	56.04%
Since Inception*	-8.29%	-8.29%

Class I Shares†
1 Year	56.60%	56.60%
Since Inception*	-8.12%	-8.12%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 7.15%, 8.68%, 8.09%, 6.79%, 6.42%, 6.18% and 6.06% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

40	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	46.21%
Since Inception*	-7.47%

Class B Shares
1 Year	47.81%
Since Inception*	-7.32%

Class C Shares
1 Year	51.00%
Since Inception*	-6.62%

Advisor Class Shares†
1 Year	53.38%
Since Inception*	-5.71%

Class R Shares†
1 Year	52.90%
Since Inception*	-6.17%

Class K Shares†
1 Year	53.07%
Since Inception*	-5.90%

Class I Shares†
1 Year	53.31%
Since Inception*	-5.74%

*	Inception Date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	41

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	55.39%	48.81%
Since Inception*	-9.16%	-10.61%

Class B Shares
1 Year	54.14%	50.14%
Since Inception*	-9.79%	-10.44%

Class C Shares
1 Year	53.93%	52.93%
Since Inception*	-9.83%	-9.83%

Advisor Class Shares†
1 Year	55.54%	55.54%
Since Inception*	-8.95%	-8.95%

Class R Shares†
1 Year	54.88%	54.88%
Since Inception*	-9.39%	-9.39%

Class K Shares†
1 Year	55.13%	55.13%
Since Inception*	-9.09%	-9.09%

Class I Shares†
1 Year	55.80%	55.80%
Since Inception*	-8.88%	-8.88%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 23.07%, 24.69%, 24.83%, 22.49%, 20.54%, 19.88% and 19.89% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

42	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	45.86%
Since Inception*	-8.21%

Class B Shares
1 Year	47.27%
Since Inception*	-8.06%

Class C Shares
1 Year	50.37%
Since Inception*	-7.45%

Advisor Class Shares†
1 Year	52.72%
Since Inception*	-6.52%

Class R Shares†
1 Year	52.10%
Since Inception*	-6.98%

Class K Shares†
1 Year	52.55%
Since Inception*	-6.66%

Class I Shares†
1 Year	52.89%
Since Inception*	-6.45%

*	Inception Date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	43

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF FEBRUARY 28, 2010
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	59.48%
Since Inception*	-1.47%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	48.66%
Since Inception*	1.68%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	80.15%
Since Inception*	2.47%

AllianceBernstein International Value Portfolio
1 Year	63.95%
Since Inception*	2.17%

AllianceBernstein International Growth Portfolio
1 Year	46.30%
Since Inception*	1.10%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	88.87%
Since Inception*	4.57%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	65.89%
Since Inception*	5.68%

AllianceBernstein Short Duration Bond Portfolio
1 Year	9.24%
Since Inception*	3.20%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	19.96%
Since Inception*	5.76%

AllianceBernstein Inflation Protected Securities Portfolio
1 Year	12.12%
Since Inception*	5.00%

AllianceBernstein High-Yield Portfolio
1 Year	64.52%
Since Inception*	7.73%

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not bear sales charges or management fees.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios.

*	Inception date: 5/20/05 for all Portfolios.

See Historical Performance disclosures on pages 5-6.

44	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	54.54%
Since Inception*	-0.10

AllianceBernstein US Large Cap Growth Portfolio
1 Year	45.32%
Since Inception*	2.86%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	76.68%
Since Inception*	3.74%

AllianceBernstein International Value Portfolio
1 Year	62.38%
Since Inception*	3.74%

AllianceBernstein International Growth Portfolio
1 Year	48.07%
Since Inception*	2.45%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	85.08%
Since Inception*	6.35%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	60.99%
Since Inception*	7.24%

AllianceBernstein Short Duration Bond Portfolio
1 Year	8.87%
Since Inception*	3.17%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	17.88%
Since Inception*	5.72%

AllianceBernstein Inflation Protected Securities Portfolio
1 Year	6.96%
Since Inception*	4.89%

AllianceBernstein High-Yield Portfolio
1 Year	66.00%
Since Inception*	8.45%

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

*	Inception date: 5/20/05 for all Portfolios.

See Historical Performance disclosures on pages 5-6.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	45

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2000 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,064.37	$4.25	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
Class B
Actual	$1,000	$1,059.79	$7.81	1.53%
Hypothetical**	$1,000	$1,017.21	$7.65	1.53%
Class C
Actual	$1,000	$1,060.89	$7.82	1.53%
Hypothetical**	$1,000	$1,017.21	$7.65	1.53%
Advisor Class
Actual	$1,000	$1,065.80	$2.71	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class R
Actual	$1,000	$1,062.62	$5.27	1.03%
Hypothetical**	$1,000	$1,019.69	$5.16	1.03%
Class K
Actual	$1,000	$1,063.89	$3.99	0.78%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%
Class I
Actual	$1,000	$1,065.87	$2.71	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%

2005 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,071.20	$4.57	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class B
Actual	$1,000	$1,067.36	$8.15	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Class C
Actual	$1,000	$1,067.44	$8.15	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Advisor Class
Actual	$1,000	$1,072.63	$3.03	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%
Class R
Actual	$1,000	$1,069.47	$5.59	1.09%
Hypothetical**	$1,000	$1,019.39	$5.46	1.09%
Class K
Actual	$1,000	$1,071.64	$4.31	0.84%
Hypothetical**	$1,000	$1,020.63	$4.21	0.84%
Class I
Actual	$1,000	$1,072.31	$3.03	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	47

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,076.14	$4.68	0.91%
Hypothetical**	$1,000	$1,020.28	$4.56	0.91%
Class B
Actual	$1,000	$1,073.69	$8.28	1.61%
Hypothetical**	$1,000	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000	$1,073.69	$8.28	1.61%
Hypothetical**	$1,000	$1,016.81	$8.05	1.61%
Advisor Class
Actual	$1,000	$1,078.79	$3.14	0.61%
Hypothetical**	$1,000	$1,021.77	$3.06	0.61%
Class R
Actual	$1,000	$1,075.74	$5.71	1.11%
Hypothetical**	$1,000	$1,019.29	$5.56	1.11%
Class K
Actual	$1,000	$1,076.55	$4.43	0.86%
Hypothetical**	$1,000	$1,020.53	$4.31	0.86%
Class I
Actual	$1,000	$1,078.45	$3.14	0.61%
Hypothetical**	$1,000	$1,021.77	$3.06	0.61%

2015 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,078.70	$4.90	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class B
Actual	$1,000	$1,076.03	$8.49	1.65%
Hypothetical**	$1,000	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000	$1,074.87	$8.49	1.65%
Hypothetical**	$1,000	$1,016.61	$8.25	1.65%
Advisor Class
Actual	$1,000	$1,079.98	$3.35	0.65%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%
Class R
Actual	$1,000	$1,077.70	$5.92	1.15%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%
Class K
Actual	$1,000	$1,079.81	$4.64	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000	$1,080.58	$3.35	0.65%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%

48	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,081.10	$5.11	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class B
Actual	$1,000	$1,076.71	$8.70	1.69%
Hypothetical**	$1,000	$1,016.41	$8.45	1.69%
Class C
Actual	$1,000	$1,076.61	$8.70	1.69%
Hypothetical**	$1,000	$1,016.41	$8.45	1.69%
Advisor Class
Actual	$1,000	$1,082.32	$3.56	0.69%
Hypothetical**	$1,000	$1,021.37	$3.46	0.69%
Class R
Actual	$1,000	$1,079.27	$6.13	1.19%
Hypothetical**	$1,000	$1,018.89	$5.96	1.19%
Class K
Actual	$1,000	$1,081.28	$4.85	0.94%
Hypothetical**	$1,000	$1,020.13	$4.71	0.94%
Class I
Actual	$1,000	$1,081.70	$3.56	0.69%
Hypothetical**	$1,000	$1,021.37	$3.46	0.69%

2025 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,082.14	$5.21	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Class B
Actual	$1,000	$1,077.66	$8.81	1.71%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%
Class C
Actual	$1,000	$1,077.57	$8.81	1.71%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%
Advisor Class
Actual	$1,000	$1,084.50	$3.67	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%
Class R
Actual	$1,000	$1,080.54	$6.24	1.21%
Hypothetical**	$1,000	$1,018.79	$6.06	1.21%
Class K
Actual	$1,000	$1,082.42	$4.96	0.96%
Hypothetical**	$1,000	$1,020.03	$4.81	0.96%
Class I
Actual	$1,000	$1,082.62	$3.67	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	49

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,080.69	$5.37	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,076.89	$8.96	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,076.89	$8.96	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,081.91	$3.82	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,080.03	$6.40	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,081.57	$5.11	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,083.07	$3.82	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

2035 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,076.48	$5.35	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,072.20	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,072.20	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,077.55	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,075.08	$6.38	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,075.77	$5.10	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,077.42	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

50	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,075.92	$5.35	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,073.12	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,071.84	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,078.42	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,075.05	$6.38	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,076.36	$5.10	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,077.62	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

2045 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,076.84	$5.36	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,071.98	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,072.06	$8.94	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,077.82	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,076.13	$6.38	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,075.93	$5.10	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,077.58	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	51

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,077.25	$5.36	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,074.02	$8.95	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,075.45	$8.95	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,079.48	$3.82	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,076.12	$6.38	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,077.77	$5.10	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,080.07	$3.82	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%

2055 Retirement Strategy

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,074.38	$5.35	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class B
Actual	$1,000	$1,070.80	$8.93	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$1,070.90	$8.93	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Advisor Class
Actual	$1,000	$1,075.24	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class R
Actual	$1,000	$1,072.07	$6.37	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Class K
Actual	$1,000	$1,074.31	$5.09	0.99%
Hypothetical**	$1,000	$1,019.89	$4.96	0.99%
Class I
Actual	$1,000	$1,075.09	$3.81	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

52	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $28,069

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.87%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	53

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $43,433

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.49%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

54	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $174,877

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	55

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $319,529

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.11%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

56	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $381,742

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.09%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	57

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $329,281

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.06%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

58	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $275,789

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.04%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $192,632

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.05%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

60	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $162,786

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.05%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	61

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $107,091

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.05%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

62	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $14,179

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.04%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	63

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $3,288

*	All data are as of February 28, 2010. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the Strategy’s total exposure to subprime investments was 0.05%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 221-323. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 19. Additional performance for the Underlying Portfolios may be found on pages 44-45.

64	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

STATEMENT OF NET ASSETS

February 28, 2010 (unaudited)

2000 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Intermediate Duration Bond (shares of 533,205)	$5,492,014
AllianceBernstein Short Duration Bond (shares of 534,404)	5,060,809
AllianceBernstein Inflation Protected Securities (shares of 409,977)	4,222,764
AllianceBernstein U.S. Value (shares of 371,644)	2,883,954
AllianceBernstein U.S. Large Cap Growth (shares of 289,808)	2,880,688
AllianceBernstein Global Real Estate Investment (shares of 346,876)	2,830,512
AllianceBernstein International Value (shares of 194,343)	1,467,291
AllianceBernstein International Growth (shares of 172,980)	1,458,219
AllianceBernstein High-Yield (shares of 73,361)	705,737
AllianceBernstein Small-Mid Cap Value (shares of 59,414)	570,968
AllianceBernstein Small-Mid Cap Growth (shares of 48,829)	559,576

Total investments (cost $26,054,518)	28,132,532
Receivable for investments sold	72,881
Receivable for capital stock sold	29,260
Receivable due from Adviser	14,478

Total assets	28,249,151

Liabilities
Payable for capital stock redeemed	94,605
Registration fee payable	26,608
Audit fee payable	18,723
Legal fee payable	14,902
Distribution fee payable	5,846
Transfer Agent fee payable	3,569
Accrued expenses	16,000

Total liabilities	180,253

Net Assets	$28,068,898

Composition of Net Assets
Capital stock, at par	$2,921
Additional paid-in capital	30,424,572
Undistributed net investment income	70,324
Accumulated net realized loss on investment transactions	(4,506,933)
Net unrealized appreciation on investments	2,078,014

$28,068,898

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$6,732,833	690,892	$9.75	*

B	$136,807	14,185	$9.64

C	$871,279	90,300	$9.65

Advisor	$859,586	87,871	$9.78

R	$1,806,366	187,689	$9.62

K	$15,473,082	1,621,345	$9.54

I	$2,188,945	228,915	$9.56

*	The maximum offering price per share for Class A shares was $10.18 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	65

Statement of Net Assets

2005 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Intermediate Duration Bond (shares of 679,673)	$7,000,630
AllianceBernstein Inflation Protected Securities (shares of 634,989)	6,540,381
AllianceBernstein U.S. Value (shares of 728,183)	5,650,703
AllianceBernstein U.S. Large Cap Growth (shares of 567,526)	5,641,203
AllianceBernstein Global Real Estate Investment (shares of 536,763)	4,379,989
AllianceBernstein Short Duration Bond (shares of 414,044)	3,920,997
AllianceBernstein International Value (shares of 386,008)	2,914,361
AllianceBernstein International Growth (shares of 343,571)	2,896,305
AllianceBernstein High-Yield (shares of 226,646)	2,180,335
AllianceBernstein Small-Mid Cap Growth (shares of 104,395)	1,196,366
AllianceBernstein Small-Mid Cap Value (shares of 124,360)	1,195,100

Total investments (cost $42,296,580)	43,516,370
Receivable for capital stock sold	39,822
Receivable for investments sold	16,744
Receivable due from Adviser	6,014

Total assets	43,578,950

Liabilities
Payable for capital stock redeemed	55,186
Registration fee payable	26,891
Audit fee payable	18,723
Legal fee payable	14,364
Distribution fee payable	10,159
Transfer Agent fee payable	3,565
Accrued expenses	16,651

Total liabilities	145,539

Net Assets	$43,433,411

Composition of Net Assets
Capital stock, at par	$4,683
Additional paid-in capital	52,791,389
Distributions in excess of net investment income	(54,701)
Accumulated net realized loss on investment transactions	(10,527,750)
Net unrealized appreciation on investments	1,219,790

$43,433,411

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$23,939,581	2,578,817	$9.28	*

B	$435,400	47,098	$9.24

C	$680,621	73,746	$9.23

Advisor	$680,182	72,967	$9.32

R	$3,349,664	362,443	$9.24

K	$12,586,148	1,357,690	$9.27

I	$1,761,815	189,801	$9.28

*	The maximum offering price per share for Class A shares was $9.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

66	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2010 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 3,522,081)	$27,331,350
AllianceBernstein U.S. Large Cap Growth (shares of 2,742,135)	27,256,819
AllianceBernstein Intermediate Duration Bond (shares of 2,356,886)	24,275,931
AllianceBernstein Inflation Protected Securities (shares of 2,342,930)	24,132,180
AllianceBernstein Global Real Estate Investment (shares of 2,175,425)	17,751,469
AllianceBernstein International Growth (shares of 1,705,195)	14,374,794
AllianceBernstein International Value (shares of 1,885,607)	14,236,332
AllianceBernstein High-Yield (shares of 1,273,836)	12,254,301
AllianceBernstein Small-Mid Cap Value (shares of 700,734)	6,734,050
AllianceBernstein Small-Mid Cap Growth (shares of 581,612)	6,665,276

Total investments (cost $186,199,508)	175,012,502
Receivable for capital stock sold	309,032

Total assets	175,321,534

Liabilities
Payable for capital stock redeemed	151,015
Payable for investments purchased	84,338
Distribution fee payable	35,576
Advisory fee payable	32,108
Administrative fee payable	31,121
Transfer Agent out of pocket fee payable	27,817
Registration fees	23,492
Transfer Agent fee payable	8,491
Accrued expenses	50,349

Total liabilities	444,307

Net Assets	$174,877,227

Composition of Net Assets
Capital stock, at par	$19,083
Additional paid-in capital	213,725,373
Distributions in excess of net investment income	(40,960)
Accumulated net realized loss on investment transactions	(27,639,263)
Net unrealized depreciation on investments	(11,187,006)

$174,877,227

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$64,184,666	7,011,486	$9.15	*

B	$888,927	97,677	$9.10

C	$2,044,864	224,805	$9.10

Advisor	$13,210,124	1,437,188	$9.19

R	$16,869,780	1,845,764	$9.14

K	$64,182,328	6,996,962	$9.17

I	$13,496,538	1,469,548	$9.18

*	The maximum offering price per share for Class A shares was $9.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	67

Statement of Net Assets

2015 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 7,014,630)	$54,433,531
AllianceBernstein U.S. Large Cap Growth (shares of 5,470,707)	54,378,830
AllianceBernstein Intermediate Duration Bond (shares of 3,726,531)	38,383,270
AllianceBernstein Global Real Estate Investment (shares of 3,934,849)	32,108,371
AllianceBernstein International Value (shares of 3,882,567)	29,313,384
AllianceBernstein International Growth (shares of 3,460,462)	29,171,696
AllianceBernstein Inflation Protected Securities (shares of 2,763,638)	28,465,467
AllianceBernstein High-Yield (shares of 2,353,287)	22,638,616
AllianceBernstein Small-Mid Cap Growth (shares of 1,343,204)	15,393,118
AllianceBernstein Small-Mid Cap Value (shares of 1,593,357)	15,312,165

Total investments (cost $354,106,532)	319,598,448
Receivable for capital stock sold	700,296

Total assets	320,298,744

Liabilities
Payable for capital stock redeemed	395,604
Advisory fee payable	97,549
Distribution fee payable	61,943
Payable for investments purchased	61,363
Administrative fee payable	31,121
Transfer Agent fee payable	11,294
Accrued expenses	110,601

Total liabilities	769,475

Net Assets	$319,529,269

Composition of Net Assets
Capital stock, at par	$34,875
Additional paid-in capital	377,902,947
Distributions in excess of net investment income	(189,762)
Accumulated net realized loss on investment transactions	(23,710,707)
Net unrealized depreciation on investments	(34,508,084)

$319,529,269

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$98,609,113	10,781,437	$9.15	*

B	$2,336,912	256,926	$9.10

C	$3,345,066	367,951	$9.09

Advisor	$14,318,773	1,557,316	$9.19

R	$37,388,991	4,095,262	$9.13

K	$113,712,492	12,393,342	$9.18

I	$49,817,922	5,422,489	$9.19

*	The maximum offering price per share for Class A shares was $9.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

68	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2020 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 9,101,044)	$70,624,104
AllianceBernstein U.S. Large Cap Growth (shares of 7,070,471)	70,280,484
AllianceBernstein International Value (shares of 5,259,339)	39,708,009
AllianceBernstein International Growth (shares of 4,687,632)	39,516,733
AllianceBernstein Intermediate Duration Bond (shares of 3,726,496)	38,382,909
AllianceBernstein Global Real Estate Investment (shares of 4,686,252)	38,239,812
AllianceBernstein High-Yield (shares of 2,797,094)	26,908,043
AllianceBernstein Small-Mid Cap Growth (shares of 1,862,880)	21,348,608
AllianceBernstein Small-Mid Cap Value (shares of 2,213,847)	21,275,073
AllianceBernstein Inflation Protected Securities (shares of 1,501,136)	15,461,703

Total investments (cost $433,481,898)	381,745,478
Receivable for capital stock sold	827,572

Total assets	382,573,050

Liabilities
Payable for investments purchased	230,899
Payable for capital stock redeemed	219,167
Advisory fee payable	120,505
Distribution fee payable	79,069
Transfer Agent out of pocket fee payable	57,876
Administrative fee payable	31,121
Transfer Agent fee payable	13,549
Accrued expenses	78,583

Total liabilities	830,769

Net Assets	$381,742,281

Composition of Net Assets
Capital stock, at par	$42,630
Additional paid-in capital	458,776,344
Distributions in excess of net investment income	(275,572)
Accumulated net realized loss on investment transactions	(25,064,701)
Net unrealized depreciation on investments	(51,736,420)

$381,742,281

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$114,391,077	12,795,594	$8.94	*

B	$2,338,508	263,633	$8.87

C	$5,107,696	575,100	$8.88

Advisor	$13,567,022	1,509,809	$8.99

R	$42,878,830	4,808,014	$8.92

K	$169,038,620	18,846,278	$8.97

I	$34,420,528	3,832,046	$8.98

*	The maximum offering price per share for Class A shares was $9.34 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	69

Statement of Net Assets

2025 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 8,717,058)	$67,644,367
AllianceBernstein U.S. Large Cap Growth (shares of 6,767,426)	67,268,219
AllianceBernstein International Value (shares of 4,974,430)	37,556,945
AllianceBernstein International Growth (shares of 4,433,613)	37,375,361
AllianceBernstein Global Real Estate Investment (shares of 4,054,236)	33,082,565
AllianceBernstein Intermediate Duration Bond (shares of 2,281,073)	23,495,048
AllianceBernstein High-Yield (shares of 2,415,528)	23,237,381
AllianceBernstein Small-Mid Cap Growth (shares of 1,745,785)	20,006,694
AllianceBernstein Small-Mid Cap Value (shares of 2,071,101)	19,903,281

Total investments (cost $377,930,924)	329,569,861
Receivable for capital stock sold	765,566

Total assets	330,335,427

Liabilities
Payable for capital stock redeemed	568,032
Payable for investments purchased	137,919
Advisory fee payable	106,430
Distribution fee payable	69,020
Administrative fee payable	31,121
Transfer Agent fee payable	12,438
Accrued expenses	129,014

Total liabilities	1,053,974

Net Assets	$329,281,453

Composition of Net Assets
Capital stock, at par	$36,591
Additional paid-in capital	396,365,423
Distributions in excess of net investment income	(430,741)
Accumulated net realized loss on investment transactions	(18,328,757)
Net unrealized depreciation on investments	(48,361,063)

$329,281,453

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$114,646,770	12,756,959	$8.99	*

B	$1,451,610	163,029	$8.90

C	$3,165,131	355,115	$8.91

Advisor	$11,550,991	1,279,763	$9.03

R	$41,423,991	4,611,387	$8.98

K	$128,310,210	14,241,166	$9.01

I	$28,732,750	3,183,887	$9.02

*	The maximum offering price per share for Class A shares was $9.39 which reflects a sales charge of 4.25%.

See notes to financial statements.

70	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2030 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 7,919,948)	$61,458,800
AllianceBernstein U.S. Large Cap Growth (shares of 6,166,857)	61,298,558
AllianceBernstein International Value (shares of 4,525,818)	34,169,923
AllianceBernstein International Growth (shares of 4,045,665)	34,104,953
AllianceBernstein Global Real Estate Investment (shares of 2,381,300)	19,431,412
AllianceBernstein Small-Mid Cap Value (shares of 1,977,457)	19,003,366
AllianceBernstein Small-Mid Cap Growth (shares of 1,646,343)	18,867,096
AllianceBernstein Intermediate Duration Bond (shares of 1,341,005)	13,812,347
AllianceBernstein High-Yield (shares of 1,433,881)	13,793,933

Total investments (cost $309,530,016)	275,940,388
Receivable for capital stock sold	732,842
Receivable for investments sold	30,703

Total assets	276,703,933

Liabilities
Payable for capital stock redeemed	597,156
Advisory fee payable	87,982
Distribution fee payable	59,679
Administrative fee payable	31,121
Transfer Agent fee payable	11,468
Accrued expenses	127,150

Total liabilities	914,556

Net Assets	$275,789,377

Composition of Net Assets
Capital stock, at par	$31,018
Additional paid-in capital	326,164,392
Distributions in excess of net investment income	(508,071)
Accumulated net realized loss on investment transactions	(16,308,334)
Net unrealized depreciation on investments	(33,589,628)

$275,789,377

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$88,556,459	9,962,735	$8.89	*

B	$1,461,570	166,082	$8.80

C	$4,676,031	531,395	$8.80

Advisor	$9,259,059	1,036,882	$8.93

R	$36,097,741	4,066,777	$8.88

K	$115,329,327	12,962,782	$8.90

I	$20,409,190	2,290,903	$8.91

*	The maximum offering price per share for Class A shares was $9.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	71

Statement of Net Assets

2035 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 5,971,620)	$46,339,769
AllianceBernstein U.S. Large Cap Growth (shares of 4,657,029)	46,290,872
AllianceBernstein International Value (shares of 3,430,506)	25,900,321
AllianceBernstein International Growth (shares of 3,053,368)	25,739,893
AllianceBernstein Small-Mid Cap Growth (shares of 1,271,433)	14,570,628
AllianceBernstein Small-Mid Cap Value (shares of 1,515,660)	14,565,488
AllianceBernstein Intermediate Duration Bond (shares of 946,993)	9,754,024
AllianceBernstein Global Real Estate Investment (shares of 1,181,609)	9,641,929

Total investments (cost $217,464,133)	192,802,924
Receivable for capital stock sold	721,103
Receivable for investments sold	331,307

Total assets	193,855,334

Liabilities
Payable for capital stock redeemed	984,509
Advisory fee payable	52,562
Distribution fee payable	41,119
Administrative fee payable	31,121
Transfer Agent fee payable	8,216
Accrued expenses	105,683

Total liabilities	1,223,210

Net Assets	$192,632,124

Composition of Net Assets
Capital stock, at par	$21,814
Additional paid-in capital	225,402,904
Undistributed net investment income	364,671
Accumulated net realized loss on investment transactions	(8,496,056)
Net unrealized depreciation on investments	(24,661,209)

$192,632,124

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$67,249,452	7,611,638	$8.84	*

B	$1,021,774	116,502	$8.77

C	$2,691,763	306,884	$8.77

Advisor	$7,591,121	855,517	$8.87

R	$24,902,567	2,835,937	$8.78

K	$73,682,641	8,337,639	$8.84

I	$15,492,806	1,749,861	$8.85

*	The maximum offering price per share for Class A shares was $9.23 which reflects a sales charge of 4.25%.

See notes to financial statements.

72	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2040 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 5,024,700)	$38,991,673
AllianceBernstein U.S. Large Cap Growth (shares of 3,912,712)	38,892,354
AllianceBernstein International Value (shares of 2,888,747)	21,810,038
AllianceBernstein International Growth (shares of 2,574,665)	21,704,423
AllianceBernstein Small-Mid Cap Value (shares of 1,298,373)	12,477,366
AllianceBernstein Small-Mid Cap Growth (shares of 1,073,547)	12,302,854
AllianceBernstein Intermediate Duration Bond (shares of 806,616)	8,308,148
AllianceBernstein Global Real Estate Investment (shares of 989,266)	8,072,410

Total investments (cost $174,205,015)	162,559,266
Receivable for capital stock sold	821,703

Total assets	163,380,969

Liabilities
Payable for capital stock redeemed	302,273
Payable for investments purchased	74,152
Advisory fee payable	39,229
Distribution fee payable	35,063
Administrative fee payable	31,121
Transfer Agent fee payable	7,515
Accrued expenses	105,739

Total liabilities	595,092

Net Assets	$162,785,877

Composition of Net Assets
Capital stock, at par	$18,050
Additional paid-in capital	185,175,763
Undistributed net investment income	316,473
Accumulated net realized loss on investment transactions	(11,078,660)
Net unrealized depreciation on investments	(11,645,749)

$162,785,877

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$57,485,479	6,365,441	$9.03	*

B	$955,086	106,615	$8.96

C	$2,781,695	310,426	$8.96

Advisor	$7,009,694	772,171	$9.08

R	$22,617,867	2,517,625	$8.98

K	$58,714,229	6,514,008	$9.01

I	$13,221,827	1,463,447	$9.03

*	The maximum offering price per share for Class A shares was $9.43 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	73

Statement of Net Assets

2045 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 3,308,429)	$25,673,407
AllianceBernstein U.S. Large Cap Growth (shares of 2,577,437)	25,619,719
AllianceBernstein International Value (shares of 1,910,305)	14,422,806
AllianceBernstein International Growth (shares of 1,702,628)	14,353,156
AllianceBernstein Small-Mid Cap Value (shares of 844,611)	8,116,716
AllianceBernstein Small-Mid Cap Growth (shares of 703,693)	8,064,317
AllianceBernstein Intermediate Duration Bond (shares of 524,737)	5,404,793
AllianceBernstein Global Real Estate Investment (shares of 655,551)	5,349,298

Total investments (cost $113,907,962)	107,004,212
Receivable for capital stock sold	476,883

Total assets	107,481,095

Liabilities
Payable for investments purchased	127,591
Payable for capital stock redeemed	100,536
Administrative fee payable	30,946
Registration fee payable	30,067
Distribution fee payable	22,365
Advisory fee payable	13,674
Transfer Agent fee payable	6,747
Accrued expenses	58,330

Total liabilities	390,256

Net Assets	$107,090,839

Composition of Net Assets
Capital stock, at par	$12,109
Additional paid-in capital	119,077,335
Distributions in excess of net investment income	(164,373)
Accumulated net realized loss on investment transactions	(4,930,482)
Net unrealized depreciation on investments	(6,903,750)

$107,090,839

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$41,359,021	4,664,944	$8.87	*

B	$345,266	39,361	$8.77

C	$1,521,788	173,628	$8.76

Advisor	$6,061,018	680,502	$8.91

R	$15,216,991	1,730,166	$8.80

K	$32,834,649	3,717,794	$8.83

I	$9,752,106	1,102,969	$8.84

*	The maximum offering price per share for Class A shares was $9.26 which reflects a sales charge of 4.25%.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2050 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 438,260)	$3,400,898
AllianceBernstein U.S. Large Cap Growth (shares of 341,755)	3,397,040
AllianceBernstein International Value (shares of 254,050)	1,918,080
AllianceBernstein International Growth (shares of 226,433)	1,908,832
AllianceBernstein Small-Mid Cap Growth (shares of 92,753)	1,062,946
AllianceBernstein Small-Mid Cap Value (shares of 110,607)	1,062,936
AllianceBernstein Global Real Estate Investment (shares of 87,098)	710,718
AllianceBernstein Intermediate Duration Bond (shares of 68,694)	707,547

Total investments (cost $11,418,907)	14,168,997
Receivable for capital stock sold	102,446
Receivable due from Adviser	21,558

Total assets	14,293,001

Liabilities
Registration fee payable	28,814
Payable for investments purchased	22,980
Audit fee payable	18,723
Legal fee payable	14,382
Payable for capital stock redeemed	12,814
Transfer Agent fee payable	4,693
Distribution fee payable	2,641
Accrued expenses	9,416

Total liabilities	114,463

Net Assets	$14,178,538

Composition of Net Assets
Capital stock, at par	$1,885
Additional paid-in capital	12,723,019
Distributions in excess of net investment income	(28,404)
Accumulated net realized loss on investment transactions	(1,268,052)
Net unrealized appreciation on investments	2,750,090

$14,178,538

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$3,500,818	465,002	$7.53	*

B	$32,429	4,337	$7.48

C	$137,522	18,366	$7.49

Advisor	$1,835,226	242,774	$7.56

R	$1,941,018	258,662	$7.50

K	$5,901,595	785,143	$7.52

I	$829,930	110,232	$7.53

*	The maximum offering price per share for Class A shares was $7.86 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	75

Statement of Net Assets

2055 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 103,036)	$799,556
AllianceBernstein U.S. Large Cap Growth (shares of 80,347)	798,650
AllianceBernstein International Value (shares of 59,766)	451,235
AllianceBernstein International Growth (shares of 53,269)	449,062
AllianceBernstein Small-Mid Cap Value (shares of 25,990)	249,764
AllianceBernstein Small-Mid Cap Growth (shares of 21,759)	249,355
AllianceBernstein Global Real Estate Investment (shares of 20,591)	168,019
AllianceBernstein Intermediate Duration Bond (shares of 16,271)	167,594

Total investments (cost $2,786,970)	3,333,235
Receivable for capital stock sold	19,833
Receivable due from Adviser	7,194

Total assets	3,360,262

Liabilities
Audit fee payable	18,439
Registration fee payable	19,199
Legal fee payable	14,613
Payable for investments purchased	6,249
Payable for capital stock redeemed	3,189
Transfer Agent fee payable	1,595
Distribution fee payable	605
Accrued expenses	8,223

Total liabilities	72,112

Net Assets	$3,288,150

Composition of Net Assets
Capital stock, at par	$453
Additional paid-in capital	3,230,528
Undistributed net investment income	1,324
Accumulated net realized loss on investment transactions	(490,420)
Net unrealized appreciation on investments	546,265

$3,288,150

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$780,408	105,948	$7.37	*

B	$20,436	2,816	$7.26

C	$33,564	4,630	$7.25

Advisor	$419,282	56,727	$7.39

R	$328,176	45,828	$7.16

K	$1,595,638	221,364	$7.21

I	$110,646	15,341	$7.21

*	The maximum offering price per share for Class A shares was $7.70 which reflects a sales charge of 4.25%.

See notes to financial statements.

76	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2010 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$400,991

Expenses
Advisory fee (see Note B)	$73,499
Distribution fee – Class A	9,901
Distribution fee – Class B	483
Distribution fee – Class C	4,459
Distribution fee – Class R	3,968
Distribution fee – Class K	18,541
Transfer agency – Class A	8,210
Transfer agency – Class B	173
Transfer agency – Class C	1,182
Transfer agency – Advisor Class	810
Transfer agency – Class R	1,866
Transfer agency – Class K	14,832
Transfer agency – Class I	1,086
Registration fees	49,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	2,186
Directors’ fees	1,991
Miscellaneous	4,180

Total expenses	298,510
Less: expenses waived and reimbursed by the Adviser (see Note B)	(190,332)

Net expenses		108,178

Net investment income		292,813

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(430,234)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		1,786,725

Net gain on investment transactions		1,356,491

Net Increase in Net Assets from Operations		$1,649,304

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	77

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$687,373

Expenses
Advisory fee (see Note B)	$124,851
Distribution fee – Class A	35,951
Distribution fee – Class B	2,484
Distribution fee – Class C	3,452
Distribution fee – Class R	8,301
Distribution fee – Class K	18,182
Transfer agency – Class A	15,469
Transfer agency – Class B	393
Transfer agency – Class C	510
Transfer agency – Advisor Class	418
Transfer agency – Class R	3,212
Transfer agency – Class K	14,545
Transfer agency – Class I	1,040
Registration fees	49,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	2,777
Directors’ fees	1,991
Miscellaneous	4,180

Total expenses	388,899
Less: expenses waived and reimbursed by the Adviser (see Note B)	(186,598)

Net expenses		202,301

Net investment income		485,072

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(1,411,714)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		3,994,509

Net gain on investment transactions		2,582,795

Net Increase in Net Assets from Operations		$3,067,867

See notes to financial statements.

78	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$2,660,404

Expenses
Advisory fee (see Note B)	$516,659
Distribution fee – Class A	98,752
Distribution fee – Class B	4,847
Distribution fee – Class C	9,983
Distribution fee – Class R	38,723
Distribution fee – Class K	82,238
Transfer agency – Class A	39,333
Transfer agency – Class B	771
Transfer agency – Class C	1,431
Transfer agency – Advisor Class	7,946
Transfer agency – Class R	20,136
Transfer agency – Class K	65,790
Transfer agency – Class I	7,594
Registration fees	48,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	9,364
Directors’ fees	1,991
Miscellaneous	5,328

Total expenses	1,061,029
Less: expenses waived and reimbursed by the Adviser (see Note B)	(286,599)

Net expenses		774,430

Net investment income		1,885,974

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(6,424,166)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		17,680,387

Net gain on investment transactions		11,256,221

Net Increase in Net Assets from Operations		$13,142,195

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	79

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$4,471,466

Expenses
Advisory fee (see Note B)	$929,606
Distribution fee – Class A	147,034
Distribution fee – Class B	12,026
Distribution fee – Class C	16,069
Distribution fee – Class R	83,175
Distribution fee – Class K	136,351
Transfer agency – Class A	48,614
Transfer agency – Class B	1,617
Transfer agency – Class C	2,008
Transfer agency – Advisor Class	6,881
Transfer agency – Class R	40,475
Transfer agency – Class K	109,081
Transfer agency – Class I	18,179
Registration fees	48,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	13,415
Directors’ fees	1,991
Miscellaneous	7,257

Total expenses	1,723,922
Less: expenses waived and reimbursed by the Adviser (see Note B)	(322,194)

Net expenses		1,401,728

Net investment income		3,069,738

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(3,759,701)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		23,477,003

Net gain on investment transactions		19,717,302

Net Increase in Net Assets from Operations		$22,787,040

See notes to financial statements.

80	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$5,184,688

Expenses
Advisory fee (see Note B)	$1,108,961
Distribution fee – Class A	172,841
Distribution fee – Class B	11,834
Distribution fee – Class C	23,917
Distribution fee – Class R	101,331
Distribution fee – Class K	200,659
Transfer agency – Class A	67,658
Transfer agency – Class B	1,852
Transfer agency – Class C	3,453
Transfer agency – Advisor Class	7,416
Transfer agency – Class R	52,692
Transfer agency – Class K	160,527
Transfer agency – Class I	17,361
Registration fees	48,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	16,621
Directors’ fees	1,991
Miscellaneous	7,519

Total expenses	2,106,776
Less: expenses waived and reimbursed by the Adviser (see Note B)	(320,889)

Net expenses		1,785,887

Net investment income		3,398,801

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(11,301,086)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		36,195,868

Net gain on investment transactions		24,894,782

Net Increase in Net Assets from Operations		$28,293,583

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	81

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$4,206,224

Expenses
Advisory fee (see Note B)	$1,017,759
Distribution fee – Class A	167,720
Distribution fee – Class B	7,363
Distribution fee – Class C	15,937
Distribution fee – Class R	94,979
Distribution fee – Class K	151,055
Transfer agency – Class A	68,232
Transfer agency – Class B	1,274
Transfer agency – Class C	2,403
Transfer agency – Advisor Class	6,576
Transfer agency – Class R	49,389
Transfer agency – Class K	120,844
Transfer agency – Class I	16,243
Registration fees	50,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	13,205
Directors’ fees	1,991
Miscellaneous	6,496

Total expenses	1,893,609
Less: expenses waived and reimbursed by the Adviser (see Note B)	(344,851)

Net expenses		1,548,758

Net investment income		2,657,466

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(4,104,647)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		25,268,538

Net gain on investment transactions		21,163,891

Net Increase in Net Assets from Operations		$23,821,357

See notes to financial statements.

82	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$3,281,021

Expenses
Advisory fee (see Note B)	$867,887
Distribution fee – Class A	132,891
Distribution fee – Class B	7,379
Distribution fee – Class C	23,064
Distribution fee – Class R	87,323
Distribution fee – Class K	136,882
Transfer agency – Class A	62,055
Transfer agency – Class B	1,396
Transfer agency – Class C	3,880
Transfer agency – Advisor Class	5,899
Transfer agency – Class R	45,408
Transfer agency – Class K	105,223
Transfer agency – Class I	10,897
Registration fees	53,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	10,225
Directors’ fees	1,991
Miscellaneous	6,400

Total expenses	1,663,943
Less: expenses waived and reimbursed by the Adviser (see Note B)	(288,348)

Net expenses		1,375,595

Net investment income		1,905,426

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(8,614,155)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		27,111,490

Net gain on investment transactions		18,497,335

Net Increase in Net Assets from Operations		$20,402,761

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	83

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,928,777

Expenses
Advisory fee (see Note B)	$599,836
Distribution fee – Class A	99,607
Distribution fee – Class B	5,085
Distribution fee – Class C	12,183
Distribution fee – Class R	58,288
Distribution fee – Class K	86,991
Transfer agency – Class A	47,467
Transfer agency – Class B	985
Transfer agency – Class C	2,133
Transfer agency – Advisor Class	4,945
Transfer agency – Class R	29,366
Transfer agency – Class K	69,593
Transfer agency – Class I	8,308
Registration fees	53,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	6,822
Directors’ fees	1,991
Miscellaneous	5,491

Total expenses	1,194,234
Less: expenses waived and reimbursed by the Adviser (see Note B)	(249,191)

Net expenses		945,043

Net investment income		983,734

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(5,335,768)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		17,462,792

Net gain on investment transactions		12,127,024

Net Increase in Net Assets from Operations		$13,110,758

See notes to financial statements.

84	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,639,273

Expenses
Advisory fee (see Note B)	$510,364
Distribution fee – Class A	87,747
Distribution fee – Class B	4,733
Distribution fee – Class C	12,783
Distribution fee – Class R	55,202
Distribution fee – Class K	67,660
Transfer agency – Class A	48,032
Transfer agency – Class B	1,008
Transfer agency – Class C	2,705
Transfer agency – Advisor Class	5,194
Transfer agency – Class R	28,705
Transfer agency – Class K	52,049
Transfer agency – Class I	6,990
Registration fees	53,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	6,271
Directors’ fees	1,991
Miscellaneous	5,470

Total expenses	1,052,047
Less: expenses waived and reimbursed by the Adviser (see Note B)	(242,892)

Net expenses		809,155

Net investment income		830,118

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(5,994,877)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		16,504,700

Net gain on investment transactions		10,509,823

Net Increase in Net Assets from Operations		$11,339,941

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	85

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,036,136

Expenses
Advisory fee (see Note B)	$324,383
Distribution fee – Class A	60,282
Distribution fee – Class B	1,714
Distribution fee – Class C	6,994
Distribution fee – Class R	34,978
Distribution fee – Class K	37,024
Transfer agency – Class A	42,252
Transfer agency – Class B	511
Transfer agency – Class C	1,811
Transfer agency – Advisor Class	5,668
Transfer agency – Class R	18,188
Transfer agency – Class K	29,619
Transfer agency – Class I	4,606
Registration fees	53,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Printing	4,481
Directors’ fees	1,991
Miscellaneous	4,779

Total expenses	734,424
Less: expenses waived and reimbursed by the Adviser (see Note B)	(224,134)

Net expenses		510,290

Net investment income		525,846

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(1,697,441)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		8,101,624

Net gain on investment transactions		6,404,183

Net Increase in Net Assets from Operations		$6,930,029

See notes to financial statements.

86	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$126,495

Expenses
Advisory fee (see Note B)	$40,099
Distribution fee – Class A	4,996
Distribution fee – Class B	160
Distribution fee – Class C	722
Distribution fee – Class R	4,352
Distribution fee – Class K	6,028
Transfer agency – Class A	9,657
Transfer agency – Class B	117
Transfer agency – Class C	438
Transfer agency – Advisor Class	4,525
Transfer agency – Class R	1,961
Transfer agency – Class K	4,823
Transfer agency – Class I	301
Registration fees	48,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Directors’ fees	1,991
Printing	724
Miscellaneous	2,388

Total expenses	233,425
Less: expenses waived and reimbursed by the Adviser (see Note B)	(171,515)

Net expenses		61,910

Net investment income		64,585

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of Underlying Portfolio shares		128,704
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		651,696

Net gain on investment transactions		780,400

Net Increase in Net Assets from Operations		$844,985

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	87

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$30,453

Expenses
Advisory fee (see Note B)	$9,477
Distribution fee – Class A	1,108
Distribution fee – Class B	98
Distribution fee – Class C	130
Distribution fee – Class R	784
Distribution fee – Class K	1,737
Transfer agency – Class A	7,815
Transfer agency – Class B	223
Transfer agency – Class C	306
Transfer agency – Advisor Class	3,709
Transfer agency – Class R	209
Transfer agency – Class K	916
Transfer agency – Class I	22
Registration fees	48,162
Administrative	37,105
Custodian	29,900
Legal	18,143
Audit	16,833
Directors’ fees	1,991
Printing	362
Miscellaneous	2,061

Total expenses	181,091
Less: expenses waived and reimbursed by the Adviser (see Note B)	(166,444)

Net expenses		14,647

Net investment income		15,806

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of Underlying Portfolio shares		18,415
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		160,064

Net gain on investment transactions		178,479

Net Increase in Net Assets from Operations		$194,285

See notes to financial statements.

88	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	2000 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$292,813		$672,865
Net realized loss on sale of Underlying Portfolio shares	(430,234)		(3,247,567)
Net realized gain distributions from Underlying Portfolios	– 0	–	91,535
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,786,725		1,505,586

Net increase (decrease) in net assets from operations	1,649,304		(977,581)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(140,012)		(126,065)
Class B	(1,237)		(1,551)
Class C	(12,151)		(14,497)
Advisor Class	(12,243)		(13,633)
Class R	(32,917)		(10,119)
Class K	(330,312)		(293,941)
Class I	(53,096)		(48,014)
Net realized gain on investment transactions
Class A	– 0	–	(103,886)
Class B	– 0	–	(2,141)
Class C	– 0	–	(20,004)
Advisor Class	– 0	–	(9,865)
Class R	– 0	–	(9,006)
Class K	– 0	–	(228,478)
Class I	– 0	–	(32,998)
Capital Stock Transactions
Net increase	1,007,669		4,572,726

Total increase	2,075,005		2,680,947
Net Assets
Beginning of period	25,993,893		23,312,946

End of period (including undistributed net investment income of $70,324 and $359,479, respectively)	$28,068,898		$25,993,893

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	89

Statement of Changes in Net Assets

	2005 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$485,072		$1,294,571
Net realized loss on sale of Underlying Portfolio shares	(1,411,714)		(8,173,724)
Net realized gain distributions from Underlying Portfolios	– 0	–	270,187
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	3,994,509		1,682,486

Net increase (decrease) in net assets from operations	3,067,867		(4,926,480)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(480,010)		(661,565)
Class B	(6,070)		(9,832)
Class C	(7,642)		(16,905)
Advisor Class	(14,886)		(12,973)
Class R	(62,071)		(82,538)
Class K	(305,201)		(451,747)
Class I	(41,099)		(46,839)
Net realized gain on investment transactions
Class A	– 0	–	(588,338)
Class B	– 0	–	(13,885)
Class C	– 0	–	(23,871)
Advisor Class	– 0	–	(10,644)
Class R	– 0	–	(84,720)
Class K	– 0	–	(403,284)
Class I	– 0	–	(38,428)
Capital Stock Transactions
Net increase (decrease)	(3,132,021)		7,308,577

Total decrease	(981,133)		(63,472)
Net Assets
Beginning of period	44,414,544		44,478,016

End of period (including undistributed/(distributions in excess of) net investment income of ($54,701) and $377,206, respectively)	$43,433,411		$44,414,544

See notes to financial statements.

90	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2010 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,885,974		$4,458,080
Net realized loss on sale of Underlying Portfolio shares	(6,424,166)		(16,603,876)
Net realized gain distributions from Underlying Portfolios	– 0	–	1,107,298
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	17,680,387		(8,772,392)

Net increase (decrease) in net assets from operations	13,142,195		(19,810,890)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,273,343)		(1,808,305)
Class B	(13,321)		(21,143)
Class C	(26,851)		(42,784)
Advisor Class	(296,219)		(371,366)
Class R	(284,252)		(295,126)
Class K	(1,320,434)		(1,476,233)
Class I	(302,236)		(405,685)
Net realized gain on investment transactions
Class A	– 0	–	(2,199,867)
Class B	– 0	–	(35,897)
Class C	– 0	–	(72,638)
Advisor Class	– 0	–	(408,371)
Class R	– 0	–	(403,513)
Class K	– 0	–	(1,846,786)
Class I	– 0	–	(454,191)
Capital Stock Transactions
Net increase (decrease)	(6,632,315)		23,096,277

Total increase (decrease)	2,993,224		(6,556,518)
Net Assets
Beginning of period	171,884,003		178,440,521

End of period (including undistributed/(distributions in excess of) net investment income of ($40,960) and $1,589,722, respectively)	$174,877,227		$171,884,003

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	91

Statement of Changes in Net Assets

	2015 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,069,738		$6,452,995
Net realized loss on sale of Underlying Portfolio shares	(3,759,701)		(20,447,841)
Net realized gain distributions from Underlying Portfolios	– 0	–	1,986,409
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	23,477,003		(18,997,263)

Net increase (decrease) in net assets from operations	22,787,040		(31,005,700)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,824,055)		(2,071,494)
Class B	(28,409)		(48,488)
Class C	(39,738)		(45,943)
Advisor Class	(301,136)		(268,376)
Class R	(538,078)		(516,359)
Class K	(2,035,919)		(2,081,949)
Class I	(1,105,622)		(1,110,105)
Net realized gain on investment transactions
Class A	– 0	–	(2,596,397)
Class B	– 0	–	(87,786)
Class C	– 0	–	(83,178)
Advisor Class	– 0	–	(300,972)
Class R	– 0	–	(715,157)
Class K	– 0	–	(2,707,511)
Class I	– 0	–	(1,249,996)
Capital Stock Transactions
Net increase	17,851,368		44,953,553

Total increase	34,765,451		64,142
Net Assets
Beginning of period	284,763,818		284,699,676

End of period (including undistributed/(distributions in excess of) net investment income of ($189,762) and $2,613,457, respectively)	$319,529,269		$284,763,818

See notes to financial statements.

92	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2020 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,398,801		$6,806,422
Net realized loss on sale of Underlying Portfolio shares	(11,301,086)		(15,647,698)
Net realized gain distributions from Underlying Portfolios	– 0	–	2,646,707
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	36,195,868		(32,978,921)

Net increase (decrease) in net assets from operations	28,293,583		(39,173,490)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,035,061)		(2,322,421)
Class B	(29,200)		(41,141)
Class C	(58,889)		(56,747)
Advisor Class	(270,620)		(221,985)
Class R	(675,856)		(558,375)
Class K	(2,972,617)		(2,545,047)
Class I	(708,255)		(690,806)
Net realized gain on investment transactions
Class A	– 0	–	(3,608,745)
Class B	– 0	–	(96,634)
Class C	– 0	–	(133,289)
Advisor Class	– 0	–	(307,130)
Class R	– 0	–	(1,025,329)
Class K	– 0	–	(4,101,858)
Class I	– 0	–	(978,104)
Capital Stock Transactions
Net increase	7,447,642		77,291,523

Total increase	28,990,727		21,430,422
Net Assets
Beginning of period	352,751,554		331,321,132

End of period (including undistributed/(distributions in excess of) net investment income of ($275,572) and $3,076,125, respectively)	$381,742,281		$352,751,554

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	93

Statement of Changes in Net Assets

	2025 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,657,466		$4,943,763
Net realized loss on sale of Underlying Portfolio shares	(4,104,647)		(15,860,755)
Net realized gain distributions from Underlying Portfolios	– 0	–	2,469,086
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	25,268,538		(27,479,779)

Net increase (decrease) in net assets from operations	23,821,357		(35,927,685)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,894,355)		(1,799,605)
Class B	(16,403)		(17,959)
Class C	(35,672)		(32,119)
Advisor Class	(213,206)		(147,596)
Class R	(604,613)		(404,481)
Class K	(2,110,430)		(1,840,242)
Class I	(542,250)		(437,437)
Net realized gain on investment transactions
Class A	– 0	–	(3,449,243)
Class B	– 0	–	(56,694)
Class C	– 0	–	(101,396)
Advisor Class	– 0	–	(246,249)
Class R	– 0	–	(886,005)
Class K	– 0	–	(3,635,324)
Class I	– 0	–	(733,619)
Capital Stock Transactions
Net increase	22,064,540		64,278,681

Total increase	40,468,968		14,563,027
Net Assets
Beginning of period	288,812,485		274,249,458

End of period (including undistributed/(distributions in excess of) net investment income of ($430,741) and $2,328,722, respectively)	$329,281,453		$288,812,485

See notes to financial statements.

94	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2030 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,905,426		$3,657,311
Net realized loss on sale of Underlying Portfolio shares	(8,614,155)		(9,275,877)
Net realized gain distributions from Underlying Portfolios	– 0	–	2,232,260
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	27,111,490		(23,712,130)

Net increase (decrease) in net assets from operations	20,402,761		(27,098,436)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,300,506)		(1,227,058)
Class B	(14,034)		(14,593)
Class C	(44,404)		(31,391)
Advisor Class	(150,269)		(104,483)
Class R	(452,119)		(358,830)
Class K	(1,746,128)		(1,222,059)
Class I	(365,592)		(294,248)
Net realized gain on investment transactions
Class A	– 0	–	(2,479,858)
Class B	– 0	–	(51,432)
Class C	– 0	–	(110,636)
Advisor Class	– 0	–	(181,900)
Class R	– 0	–	(871,445)
Class K	– 0	–	(2,577,920)
Class I	– 0	–	(512,275)
Capital Stock Transactions
Net increase	5,432,397		74,556,584

Total increase	21,762,106		37,420,020
Net Assets
Beginning of period	254,027,271		216,607,251

End of period (including undistributed/(distributions in excess of) net investment income of ($508,071) and $1,659,555, respectively)	$275,789,377		$254,027,271

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	95

Statement of Changes in Net Assets

2035 Retirement Strategy
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$983,734	$2,074,967
Net realized loss on sale of Underlying Portfolio shares	(5,335,768)	(3,452,850)
Net realized gain distributions from Underlying Portfolios	– 0	–	1,582,925
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	17,462,792	(18,390,673)

Net increase (decrease) in net assets from operations	13,110,758	(18,185,631)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(537,868)	(712,690)
Class B	(2,323)	(7,009)
Class C	(5,615)	(11,438)
Advisor Class	(74,370)	(62,440)
Class R	(146,357)	(202,113)
Class K	(599,181)	(705,866)
Class I	(172,166)	(171,823)
Net realized gain on investment transactions
Class A	(257,571)	(1,649,199)
Class B	(3,949)	(34,429)
Class C	(9,545)	(56,434)
Advisor Class	(27,189)	(121,411)
Class R	(90,475)	(519,189)
Class K	(268,055)	(1,660,861)
Class I	(57,957)	(329,523)
Capital Stock Transactions
Net increase	9,873,736	50,708,508

Total increase	20,731,873	26,278,452
Net Assets
Beginning of period	171,900,251	145,621,799

End of period (including undistributed net investment income of $364,671 and $918,817, respectively)	$192,632,124	$171,900,251

See notes to financial statements.

96	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2040 Retirement Strategy
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$830,118	$1,696,677
Net realized loss on sale of Underlying Portfolio shares	(5,994,877)	(4,940,175)
Net realized gain distributions from Underlying Portfolios	– 0	–	1,291,470
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	16,504,700	(9,971,620)

Net increase (decrease) in net assets from operations	11,339,941	(11,923,648)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(433,112)	(640,414)
Class B	(1,996)	(6,970)
Class C	(5,489)	(12,759)
Advisor Class	(67,151)	(54,601)
Class R	(143,724)	(162,097)
Class K	(493,934)	(434,130)
Class I	(146,842)	(138,722)
Net realized gain on investment transactions
Class A	(219,695)	(1,340,025)
Class B	(3,678)	(26,702)
Class C	(10,111)	(48,875)
Advisor Class	(25,003)	(97,113)
Class R	(86,730)	(424,865)
Class K	(210,825)	(931,880)
Class I	(48,947)	(241,551)
Capital Stock Transactions
Net increase	4,146,101	54,982,101

Total increase	13,588,805	38,497,749
Net Assets
Beginning of period	149,197,072	110,699,323

End of period (including undistributed net investment income of $316,473 and $778,603, respectively)	$162,785,877	$149,197,072

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	97

Statement of Changes in Net Assets

2045 Retirement Strategy
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$525,846	$1,005,323
Net realized loss on sale of Underlying Portfolio shares	(1,697,441)	(3,033,766)
Net realized gain distributions from Underlying Portfolios	– 0	–	751,878
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	8,101,624	(4,721,685)

Net increase (decrease) in net assets from operations	6,930,029	(5,998,250)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(451,052)	(373,489)
Class B	(1,608)	(2,358)
Class C	(6,365)	(8,995)
Advisor Class	(74,673)	(37,230)
Class R	(137,074)	(105,423)
Class K	(367,045)	(236,780)
Class I	(136,145)	(77,238)
Net realized gain on investment transactions
Class A	(246,028)	(852,234)
Class B	(2,118)	(8,703)
Class C	(8,384)	(33,203)
Advisor Class	(33,325)	(69,736)
Class R	(84,113)	(249,634)
Class K	(180,186)	(499,427)
Class I	(54,458)	(132,786)
Capital Stock Transactions
Net increase	10,762,283	33,388,458

Total increase	15,909,738	24,702,972
Net Assets
Beginning of period	91,181,101	66,478,129

End of period (including undistributed/(distributions in excess of) net investment income of ($164,373) and $483,743, respectively)	$107,090,839	$91,181,101

See notes to financial statements.

98	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2050 Retirement Strategy
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$64,585		$79,225
Net realized gain (loss) on sale of Underlying Portfolio shares	128,704		(1,336,709)
Net realized gain distributions from Underlying Portfolios	– 0	–	46,429
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	651,696		2,229,636

Net increase in net assets from operations	844,985		1,018,581
Dividends and Distributions to Shareholders from
Net investment income
Class A	(33,273)		(6,675)
Class B	(164)		(45)
Class C	(770)		(105)
Advisor Class	(19,645)		(2,199)
Class R	(22,634)		(950)
Class K	(71,210)		(3,761)
Class I	(12,653)		(1,506)
Net realized gain on investment transactions
Class A	– 0	–	(26,939)
Class B	– 0	–	(461)
Class C	– 0	–	(1,078)
Advisor Class	– 0	–	(7,767)
Class R	– 0	–	(7,667)
Class K	– 0	–	(16,346)
Class I	– 0	–	(5,672)
Capital Stock Transactions
Net increase	2,417,734		7,723,180

Total increase	3,102,370		8,660,590
Net Assets
Beginning of period	11,076,168		2,415,578

End of period (including undistributed/(distributions in excess of) net investment income of ($28,404) and $67,360, respectively)	$14,178,538		$11,076,168

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	99

Statement of Changes in Net Assets

2055 Retirement Strategy
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,806	$21,325
Net realized gain (loss) on sale of Underlying Portfolio shares	18,415	(504,338)
Net realized gain distributions from Underlying Portfolios	– 0	–	15,032
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	160,064	443,161

Net increase (decrease) in net assets from operations	194,285	(24,820)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,158)	– 0	–
Advisor Class	(1,440)	– 0	–
Class R	(5,565)	(826)
Class K	(23,947)	(4,066)
Class I	(1,277)	(679)
Net realized gain on investment transactions
Class A	– 0	–	(2,829)
Class B	– 0	–	(77)
Class C	– 0	–	(198)
Advisor Class	– 0	–	(657)
Class R	– 0	–	(672)
Class K	– 0	–	(2,883)
Class I	– 0	–	(434)
Capital Stock Transactions
Net increase	431,957	1,698,216

Total increase	592,855	1,660,075
Net Assets
Beginning of period	2,695,295	1,035,220

End of period (including undistributed net investment income of $1,324 and $18,905, respectively)	$3,288,150	$2,695,295

See notes to financial statements.

100	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2010 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Retirement Strategies Portfolios (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AllianceBernstein Blended Style Series, Inc. (the “Company”). The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 13 portfolios, which are the twelve Strategies and the AllianceBernstein Blended Style Series U.S. Large Cap Portfolio. The AllianceBernstein Blended Style Series Global Blend Portfolio, formerly a series of the Company, ceased operations on November 24, 2008. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy (each a “Strategy” together, the “Strategies”). The AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	101

Notes to Financial Statements

rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

102	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
2000 Retirement Strategy
Investment Companies	$28,132,532	$—	$—	$28,132,532

2005 Retirement Strategy
Investment Companies	$43,516,370	$—	$—	$43,516,370

2010 Retirement Strategy
Investment Companies	$175,012,502	$—	$—	$175,012,502

2015 Retirement Strategy
Investment Companies	$319,598,448	$—	$—	$319,598,448

2020 Retirement Strategy
Investment Companies	$381,745,478	$—	$—	$381,745,478

2025 Retirement Strategy
Investment Companies	$329,569,861	$—	$—	$329,569,861

2030 Retirement Strategy
Investment Companies	$275,940,388	$—	$—	$275,940,388

2035 Retirement Strategy
Investment Companies	$192,802,924	$—	$—	$192,802,924

2040 Retirement Strategy
Investment Companies	$162,559,266	$—	$—	$162,559,266

2045 Retirement Strategy
Investment Companies	$107,004,212	$—	$—	$107,004,212

2050 Retirement Strategy
Investment Companies	$14,168,997	$—	$—	$14,168,997

2055 Retirement Strategy
Investment Companies	$3,333,235	$—	$—	$3,333,235

3. Taxes

It is each Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	103

Notes to Financial Statements

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Strategy in proportion to its net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005 and 2010(a)	0.55%	0.45%	0.40%
2015 and 2020	0.60%	0.50%	0.45%
2025, 2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

(a)	Prior to January 1, 2010, Strategy 2010’s advisory fee rates were 0.60%, 0.50%, and 0.45% of the asset levels described above, respectively.

104	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (including expenses of the Underlying Portfolios) as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

For the six months ended February 28, 2010, such waivers and reimbursement amounted to:

Strategy	Amount	Strategy	Amount
2000	$153,227	2030	$288,348
2005	149,493	2035	249,191
2010	286,599	2040	242,892
2015	322,194	2045	224,134
2020	320,889	2050	134,410
2025	344,851	2055	129,339

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to the Strategies by the Adviser. For the six months ended February 28, 2010, such fees amounted to:

Strategy	Administrative Fees
2000	$37,105
2005	37,105
2010	37,105
2015	37,105
2020	37,105
2025	37,105
2030	37,105
2035	37,105
2040	37,105
2045	37,105
2050	37,105
2055	37,105

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	105

Notes to Financial Statements

For the six months ended February 28, 2010 the Adviser voluntarily agreed to waive such fees for the following Strategies:

Strategy	Administrative Fees
2000	$37,105
2005	37,105
2050	37,105
2055	37,105

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2010, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$9,000	2030	$54,875
2005	9,000	2035	38,574
2010	31,041	2040	34,958
2015	54,855	2045	25,450
2020	70,439	2050	9,000
2025	58,712	2055	9,000

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2010 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A		Class B		Class C
2000	$25	$59		$6		$162
2005	134	56		808		– 0	–
2010	1,042	319		948		1
2015	558	1,474		1,099		37
2020	657	2,772		1,067		59
2025	1,124	251		1,060		371
2030	1,244	4,376		895		1
2035	589	2,893		170		406
2040	350	5,857		510		208
2045	285	1,358		292		33
2050	65	268		– 0	–	176
2055	36	– 0	–	– 0	–	– 0	–

106	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Strategies’ operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B	Class C	Class R	Class K
2000	$63,646	$115,077	$264,395	$954,228
2005	79,045	122,168	281,703	475,829
2010	67,504	105,617	367,594	721,709
2015	124,332	92,673	411,203	815,873
2020	126,326	109,705	483,093	1,026,743
2025	88,056	92,254	443,581	985,015
2030	100,390	115,836	477,203	911,531
2035	96,494	103,497	367,819	832,919
2040	133,322	81,832	431,501	698,631
2045	82,494	86,155	383,294	615,154
2050	7,757	19,296	381,589	213,284
2055	22,348	63,456	119,625	369,330

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	107

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2010 were as follows:

Strategy	Purchases	Sales
2000	$3,409,502	$2,616,976
2005	2,560,104	6,086,944
2010	11,228,924	19,466,688
2015	29,704,987	14,607,991
2020	28,370,628	24,376,678
2025	29,118,975	9,838,671
2030	21,846,912	18,809,350
2035	18,255,266	10,673,307
2040	14,898,187	12,064,127
2045	13,099,684	3,924,410
2050	4,013,314	1,673,494
2055	1,052,977	602,821

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized			Net Unrealized Appreciation/ (Depreciation)
Strategy	Appreciation	(Depreciation)
2000	$2,185,623	$(107,609)		$2,078,014
2005	1,897,695	(677,905)		1,219,790
2010	3,363,181	(14,550,187)		(11,187,006)
2015	5,094,611	(39,602,695)		(34,508,084)
2020	3,801,663	(55,538,083)		(51,736,420)
2025	3,275,023	(51,636,086)		(48,361,063)
2030	3,076,091	(36,665,719)		(33,589,628)
2035	1,285,291	(25,946,500)		(24,661,209)
2040	2,038,715	(13,684,464)		(11,645,749)
2045	1,506,217	(8,409,967)		(6,903,750)
2050	2,750,090	– 0	–	2,750,090
2055	546,265	– 0	–	546,265

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the

108	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2000 Retirement Strategy
Class A
Shares sold	118,911	457,901	$1,167,008	$3,969,037

Shares issued in reinvestment of dividends and distributions	14,378	28,327	139,611	227,465

Shares converted from Class B	93	2,400	902	20,647

Shares redeemed	(149,589)	(344,172)	(1,444,836)	(2,931,164)

Net increase (decrease)	(16,207)	144,456	$(137,315)	$1,285,985

Class B
Shares sold	4,693	8,599	$45,151	$73,873

Shares issued in reinvestment of dividends and distributions	122	445	1,176	3,539

Shares converted to Class A	(94)	(2,442)	(902)	(20,647)

Shares redeemed	(41)	(14,356)	(398)	(116,822)

Net increase (decrease)	4,680	(7,754)	$45,027	$(60,057)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	109

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2000 Retirement Strategy
Class C
Shares sold	2,254	64,908	$21,689	$551,145

Shares issued in reinvestment of dividends and distributions	1,263	4,335	12,151	34,502

Shares redeemed	(8,900)	(101,120)	(85,377)	(821,555)

Net decrease	(5,383)	(31,877)	$(51,537)	$(235,908)

Advisor Class
Shares sold	37,967	12,431	$372,922	$105,257

Shares issued in reinvestment of dividends and distributions	1,085	2,530	10,566	20,366

Shares redeemed	(6,629)	(11,549)	(64,704)	(104,252)

Net increase	32,423	3,412	$318,784	$21,371

Class R
Shares sold	66,830	151,547	$640,220	$1,229,597

Shares issued in reinvestment of dividends and distributions	3,432	2,408	32,917	19,125

Shares redeemed	(38,191)	(31,777)	(369,852)	(267,703)

Net increase	32,071	122,178	$303,285	$981,019

Class K
Shares sold	235,405	1,183,348	$2,246,769	$9,438,881

Shares issued in reinvestment of dividends and distributions	34,770	66,381	330,312	522,419

Shares redeemed	(228,115)	(1,034,822)	(2,177,770)	(8,505,831)

Net increase	42,060	214,907	$399,311	$1,455,469

Class I
Shares sold	15,913	176,204	$151,891	$1,408,805

Shares issued in reinvestment of dividends and distributions	5,577	10,267	53,094	81,012

Shares redeemed	(7,791)	(44,832)	(74,871)	(364,970)

Net increase	13,699	141,639	$130,114	$1,124,847

110	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2005 Retirement Strategy
Class A
Shares sold	150,373	2,299,601	$1,401,551	$20,833,484

Shares issued in reinvestment of dividends and distributions	51,642	167,135	478,200	1,246,828

Shares converted from Class B	37	4,727	344	35,897

Shares redeemed	(261,606)	(1,653,074)	(2,434,614)	(14,286,341)

Net increase (decrease)	(59,554)	818,389	$(554,519)	$7,829,868

Class B
Shares sold	143	16,425	$1,303	$132,952

Shares issued in reinvestment of dividends and distributions	658	3,192	6,070	23,717

Shares converted to Class A	(37)	(4,785)	(344)	(35,897)

Shares redeemed	(13,785)	(10,472)	(124,985)	(85,163)

Net increase (decrease)	(13,021)	4,360	$(117,956)	$35,609

Class C
Shares sold	5,836	47,511	$54,346	$430,738

Shares issued in reinvestment of dividends and distributions	829	5,459	7,642	40,507

Shares redeemed	(42,453)	(31,575)	(389,081)	(249,200)

Net increase (decrease)	(35,788)	21,395	$(327,093)	$222,045

Advisor Class
Shares sold	4,122	28,222	$38,484	$225,525

Shares issued in reinvestment of dividends and distributions	1,602	3,153	14,886	23,617

Shares redeemed	(249)	(496)	(2,329)	(4,096)

Net increase	5,475	30,879	$51,041	$245,046

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	111

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2005 Retirement Strategy
Class R
Shares sold	42,726	235,869	$392,740	$1,835,501

Shares issued in reinvestment of dividends and distributions	6,732	22,482	62,070	167,258

Shares redeemed	(57,522)	(226,180)	(524,290)	(1,756,326)

Net increase (decrease)	(8,064)	32,171	$(69,480)	$246,433

Class K
Shares sold	192,437	1,017,829	$1,785,011	$7,765,552

Shares issued in reinvestment of dividends and distributions	33,030	114,769	305,201	855,031

Shares redeemed	(463,056)	(1,337,791)	(4,231,011)	(10,059,828)

Net decrease	(237,589)	(205,193)	$(2,140,799)	$(1,439,245)

Class I
Shares sold	14,516	102,693	$135,237	$820,287

Shares issued in reinvestment of dividends and distributions	4,443	11,430	41,100	85,266

Shares redeemed	(15,960)	(93,599)	(149,552)	(736,732)

Net increase	2,999	20,524	$26,785	$168,821

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2010 Retirement Strategy
Class A
Shares sold	864,552	4,168,987	$7,923,214	$32,933,596

Shares issued in reinvestment of dividends and distributions	138,905	552,630	1,269,593	3,984,467

Shares converted from Class B	6,977	7,445	63,707	56,830

Shares redeemed	(1,617,292)	(3,902,774)	(14,844,468)	(29,321,852)

Net increase (decrease)	(606,858)	826,288	$(5,587,954)	$7,653,041

112	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2010 Retirement Strategy
Class B
Shares sold	3,145	35,389	$29,208	$281,677

Shares issued in reinvestment of dividends and distributions	1,257	7,303	11,435	52,433

Shares converted to Class A	(7,021)	(7,498)	(63,707)	(56,830)

Shares redeemed	(11,446)	(40,391)	(105,550)	(291,005)

Net decrease	(14,065)	(5,197)	$(128,614)	$(13,725)

Class C
Shares sold	22,531	105,452	$206,539	$795,538

Shares issued in reinvestment of dividends and distributions	2,951	15,946	26,851	114,489

Shares redeemed	(18,802)	(135,513)	(170,173)	(1,029,215)

Net increase (decrease)	6,680	(14,115)	$63,217	$(119,188)

Advisor Class
Shares sold	133,595	626,936	$1,229,103	$5,161,698

Shares issued in reinvestment of dividends and distributions	32,268	107,847	296,219	779,737

Shares redeemed	(190,508)	(515,475)	(1,760,143)	(3,939,748)

Net increase (decrease)	(24,645)	219,308	$(234,821)	$2,001,687

Class R
Shares sold	478,988	1,249,343	$4,378,411	$9,722,051

Shares issued in reinvestment of dividends and distributions	31,123	97,030	284,154	698,614

Shares redeemed	(307,837)	(754,644)	(2,797,399)	(5,750,577)

Net increase	202,274	591,729	$1,865,166	$4,670,088

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	113

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2010 Retirement Strategy
Class K
Shares sold	914,211	3,494,775	$8,399,660	$26,195,952

Shares issued in reinvestment of dividends and distributions	144,125	460,252	1,320,190	3,323,019

Shares redeemed	(1,258,853)	(2,640,690)	(11,492,919)	(20,350,473)

Net increase (decrease)	(200,517)	1,314,337	$(1,773,069)	$9,168,498

Class I
Shares sold	171,482	900,766	$1,578,201	$7,087,421

Shares issued in reinvestment of dividends and distributions	32,959	118,932	302,235	859,876

Shares redeemed	(292,756)	(1,069,967)	(2,716,676)	(8,211,421)

Net decrease	(88,315)	(50,269)	$(836,240)	$(264,124)

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2015 Retirement Strategy
Class A
Shares sold	1,306,577	6,724,222	$11,987,590	$51,234,315

Shares issued in reinvestment of dividends and distributions	198,967	653,767	1,820,547	4,661,359

Shares converted from Class B	30,444	15,571	273,343	118,576

Shares redeemed	(1,802,429)	(4,955,519)	(16,451,763)	(37,773,944)

Net increase (decrease)	(266,441)	2,438,041	$(2,370,283)	$18,240,306

114	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2015 Retirement Strategy
Class B
Shares sold	15,968	58,620	$147,564	$432,509

Shares issued in reinvestment of dividends and distributions	3,007	18,707	27,394	133,007

Shares converted to Class A	(30,743)	(15,673)	(273,343)	(118,576)

Shares redeemed	(13,405)	(107,883)	(122,940)	(787,740)

Net decrease	(25,173)	(46,229)	$(221,325)	$(340,800)

Class C
Shares sold	63,829	182,616	$579,931	$1,348,344

Shares issued in reinvestment of dividends and distributions	4,300	17,930	39,131	127,481

Shares redeemed	(40,468)	(118,208)	(368,004)	(858,839)

Net increase	27,661	82,338	$251,058	$616,986

Advisor Class
Shares sold	205,012	654,280	$1,892,532	$5,040,984

Shares issued in reinvestment of dividends and distributions	32,768	79,518	301,136	569,349

Shares redeemed	(105,707)	(240,905)	(965,058)	(1,878,860)

Net increase	132,073	492,893	$1,228,610	$3,731,473

Class R
Shares sold	1,111,459	2,424,309	$10,171,036	$17,802,855

Shares issued in reinvestment of dividends and distributions	58,935	172,942	538,078	1,231,347

Shares redeemed	(517,231)	(1,444,698)	(4,679,691)	(10,949,374)

Net increase	653,163	1,152,553	$6,029,423	$8,084,828

Class K
Shares sold	1,446,911	4,478,158	$13,214,718	$33,462,581

Shares issued in reinvestment of dividends and distributions	222,020	669,855	2,035,919	4,789,460

Shares redeemed	(1,034,795)	(3,323,625)	(9,490,602)	(25,024,468)

Net increase	634,136	1,824,388	$5,760,035	$13,227,573

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	115

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2015 Retirement Strategy
Class I
Shares sold	1,525,366	2,098,146	$13,830,753	$15,279,943

Shares issued in reinvestment of dividends and distributions	108,695	329,270	997,821	2,357,575

Shares redeemed	(834,342)	(2,283,491)	(7,654,724)	(16,244,331)

Net increase	799,719	143,925	$7,173,850	$1,393,187

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2020 Retirement Strategy
Class A
Shares sold	1,719,471	7,516,013	$15,390,416	$57,583,895

Shares issued in reinvestment of dividends and distributions	227,048	853,288	2,032,082	5,921,754

Shares converted from Class B	8,171	13,327	72,738	95,692

Shares redeemed	(3,162,550)	(4,720,037)	(28,166,743)	(34,375,717)

Net increase (decrease)	(1,207,860)	3,662,591	$(10,671,507)	$29,225,624

Class B
Shares sold	6,764	60,473	$59,994	$474,857

Shares issued in reinvestment of dividends and distributions	3,219	19,424	28,615	134,028

Shares converted to Class A	(8,240)	(13,435)	(72,738)	(95,692)

Shares redeemed	(26,380)	(99,112)	(233,185)	(721,966)

Net decrease	(24,637)	(32,650)	$(217,314)	$(208,773)

116	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2020 Retirement Strategy
Class C
Shares sold	124,484	332,795	$1,108,440	$2,421,925

Shares issued in reinvestment of dividends and distributions	6,525	26,998	58,069	186,558

Shares redeemed	(61,769)	(244,983)	(544,284)	(1,714,448)

Net increase	69,240	114,810	$622,225	$894,035

Advisor Class
Shares sold	241,687	638,355	$2,175,935	$4,852,434

Shares issued in reinvestment of dividends and distributions	30,102	75,913	270,619	529,115

Shares redeemed	(88,025)	(270,235)	(801,737)	(1,971,534)

Net increase	183,764	444,033	$1,644,817	$3,410,015

Class R
Shares sold	1,113,624	2,726,411	$9,939,045	$19,777,255

Shares issued in reinvestment of dividends and distributions	75,671	228,463	675,740	1,583,251

Shares redeemed	(731,531)	(1,782,787)	(6,560,132)	(13,318,720)

Net increase	457,764	1,172,087	$4,054,653	$8,041,786

Class K
Shares sold	2,450,624	7,996,661	$21,931,274	$57,129,921

Shares issued in reinvestment of dividends and distributions	330,690	955,015	2,969,590	6,646,905

Shares redeemed	(1,463,787)	(4,434,033)	(13,216,209)	(32,599,708)

Net increase	1,317,527	4,517,643	$11,684,655	$31,177,118

Class I
Shares sold	643,946	1,462,784	$5,829,793	$11,002,296

Shares issued in reinvestment of dividends and distributions	74,627	219,267	670,902	1,528,282

Shares redeemed	(682,908)	(1,080,375)	(6,170,582)	(7,778,860)

Net increase	35,665	601,676	$330,113	$4,751,718

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	117

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2025 Retirement Strategy
Class A
Shares sold	1,703,224	7,018,366	$15,353,755	$52,928,919

Shares issued in reinvestment of dividends and distributions	211,855	767,478	1,891,870	5,241,873

Shares converted from Class B	2,971	10,834	26,481	77,459

Shares redeemed	(1,833,396)	(4,605,741)	(16,515,263)	(33,543,740)

Net increase	84,654	3,190,937	$756,843	$24,704,511

Class B
Shares sold	4,014	31,908	$37,379	$235,488

Shares issued in reinvestment of dividends and distributions	3,833	10,785	33,977	73,120

Shares converted to Class A	(3,002)	(10,943)	(26,481)	(77,459)

Shares redeemed	(9,858)	(32,257)	(87,854)	(229,891)

Net increase (decrease)	(5,013)	(507)	$(42,979)	$1,258

Class C
Shares sold	90,874	186,827	$808,513	$1,342,122

Shares issued in reinvestment of dividends and distributions	1,952	19,380	17,311	131,589

Shares redeemed	(89,141)	(120,936)	(795,016)	(851,120)

Net increase	3,685	85,271	$30,808	$622,591

Advisor Class
Shares sold	157,758	686,507	$1,427,497	$4,982,933

Shares issued in reinvestment of dividends and distributions	29,383	57,495	263,098	393,845

Shares redeemed	(44,497)	(220,695)	(400,958)	(1,587,329)

Net increase	142,644	523,307	$1,289,637	$3,789,449

118	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2025 Retirement Strategy
Class R
Shares sold	1,262,134	2,295,983	$11,319,866	$16,312,653

Shares issued in reinvestment of dividends and distributions	62,118	188,944	554,720	1,290,486

Shares redeemed	(559,543)	(920,380)	(5,015,227)	(6,752,492)

Net increase	764,709	1,564,547	$6,859,359	$10,850,647

Class K
Shares sold	1,892,981	5,199,273	$17,086,718	$38,416,908

Shares issued in reinvestment of dividends and distributions	237,946	799,353	2,129,640	5,475,565

Shares redeemed	(939,078)	(3,313,892)	(8,526,351)	(24,663,780)

Net increase	1,191,849	2,684,734	$10,690,007	$19,228,693

Class I
Shares sold	584,514	1,165,276	$5,327,353	$8,741,454

Shares issued in reinvestment of dividends and distributions	58,364	170,957	522,943	1,171,057

Shares redeemed	(368,752)	(645,605)	(3,369,431)	(4,830,979)

Net increase	274,126	690,628	$2,480,865	$5,081,532

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2030 Retirement Strategy
Class A
Shares sold	1,579,570	6,638,793	$14,106,788	$50,586,794

Shares issued in reinvestment of dividends and distributions	146,707	546,423	1,296,883	3,704,751

Shares converted from Class B	2,684	5,468	23,626	37,375

Shares redeemed	(2,523,659)	(3,350,093)	(22,362,933)	(24,192,105)

Net increase (decrease)	(794,698)	3,840,591	$(6,935,636)	$30,136,815

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	119

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2030 Retirement Strategy
Class B
Shares sold	5,782	25,162	$50,932	$188,452

Shares issued in reinvestment of dividends and distributions	1,497	9,433	13,117	63,481

Shares converted to Class A	(2,712)	(5,521)	(23,626)	(37,375)

Shares redeemed	(12,203)	(39,560)	(108,709)	(299,850)

Net decrease	(7,636)	(10,486)	$(68,286)	$(85,292)

Class C
Shares sold	99,407	360,430	$876,410	$2,591,736

Shares issued in reinvestment of dividends and distributions	5,016	21,029	43,940	141,522

Shares redeemed	(90,743)	(193,361)	(800,569)	(1,342,732)

Net increase	13,680	188,098	$119,781	$1,390,526

Advisor Class
Shares sold	174,671	539,703	$1,560,475	$4,116,307

Shares issued in reinvestment of dividends and distributions	16,941	42,115	150,268	286,383

Shares redeemed	(31,940)	(188,836)	(282,921)	(1,471,191)

Net increase	159,672	392,982	$1,427,822	$2,931,499

Class R
Shares sold	947,344	2,597,167	$8,445,742	$18,674,600

Shares issued in reinvestment of dividends and distributions	51,203	181,724	452,119	1,230,275

Shares redeemed	(840,132)	(1,361,079)	(7,507,280)	(9,909,310)

Net increase	158,415	1,417,812	$1,390,581	$9,995,565

Class K
Shares sold	1,713,993	5,357,037	$15,299,038	$37,879,355

Shares issued in reinvestment of dividends and distributions	197,468	559,643	1,745,619	3,799,979

Shares redeemed	(1,003,680)	(2,158,430)	(9,005,958)	(15,888,718)

Net increase	907,781	3,758,250	$8,038,699	$25,790,616

120	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2030 Retirement Strategy
Class I
Shares sold	556,248	1,084,909	$5,011,364	$8,293,386

Shares issued in reinvestment of dividends and distributions	41,278	118,772	365,314	806,461

Shares redeemed	(432,362)	(634,323)	(3,917,242)	(4,702,992)

Net increase	165,164	569,358	$1,459,436	$4,396,855

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2035 Retirement Strategy
Class A
Shares sold	1,269,620	4,710,355	$11,277,911	$34,970,723

Shares issued in reinvestment of dividends and distributions	90,352	346,947	794,195	2,359,239

Shares converted from Class B	2,539	1,653	21,759	11,804

Shares redeemed	(1,420,329)	(2,304,135)	(12,605,401)	(16,699,200)

Net increase (decrease)	(57,818)	2,754,820	$(511,536)	$20,642,566

Class B
Shares sold	4,236	12,879	$36,702	$95,855

Shares issued in reinvestment of dividends and distributions	695	5,995	6,077	40,586

Shares converted to Class A	(2,565)	(1,667)	(21,759)	(11,804)

Shares redeemed	(2,462)	(23,010)	(21,783)	(163,546)

Net decrease	(96)	(5,803)	$(763)	$(38,909)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	121

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2035 Retirement Strategy
Class C
Shares sold	73,589	164,865	$646,474	$1,198,859

Shares issued in reinvestment of dividends and distributions	1,678	9,845	14,666	66,598

Shares redeemed	(30,470)	(99,945)	(267,199)	(707,989)

Net increase	44,797	74,765	$393,941	$557,468

Advisor Class
Shares sold	173,953	425,443	$1,546,154	$3,100,068

Shares issued in reinvestment of dividends and distributions	11,502	26,958	101,558	183,851

Shares redeemed	(32,808)	(66,269)	(292,960)	(473,585)

Net increase	152,647	386,132	$1,354,752	$2,810,334

Class R
Shares sold	782,256	1,640,454	$6,896,254	$11,635,510

Shares issued in reinvestment of dividends and distributions	27,098	106,701	236,832	721,302

Shares redeemed	(599,470)	(544,897)	(5,284,049)	(4,060,885)

Net increase	209,884	1,202,258	$1,849,037	$8,295,927

Class K
Shares sold	1,314,224	3,223,550	$11,628,701	$23,062,299

Shares issued in reinvestment of dividends and distributions	98,549	348,048	867,237	2,366,727

Shares redeemed	(775,064)	(1,441,443)	(6,906,395)	(10,865,714)

Net increase	637,709	2,130,155	$5,589,543	$14,563,312

Class I
Shares sold	415,908	809,649	$3,710,827	$5,971,646

Shares issued in reinvestment of dividends and distributions	26,114	73,619	230,060	501,346

Shares redeemed	(306,503)	(341,800)	(2,742,125)	(2,595,182)

Net increase	135,519	541,468	$1,198,762	$3,877,810

122	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2040 Retirement Strategy
Class A
Shares sold	1,098,908	4,792,526	$9,921,593	$37,345,163

Shares issued in reinvestment of dividends and distributions	72,417	285,144	651,034	1,978,903

Shares converted from Class B	805	1,256	7,163	8,905

Shares redeemed	(1,882,870)	(2,073,908)	(16,976,345)	(15,523,992)

Net increase (decrease)	(710,740)	3,005,018	$(6,396,555)	$23,808,979

Class B
Shares sold	3,272	20,464	$29,305	$156,768

Shares issued in reinvestment of dividends and distributions	636	4,870	5,674	33,650

Shares converted to Class A	(812)	(1,267)	(7,163)	(8,905)

Shares redeemed	(5,301)	(16,879)	(46,117)	(109,659)

Net increase (decrease)	(2,205)	7,188	$(18,301)	$71,854

Class C
Shares sold	84,906	212,093	$766,945	$1,546,272

Shares issued in reinvestment of dividends and distributions	1,746	8,912	15,591	61,582

Shares redeemed	(37,988)	(104,375)	(340,868)	(747,804)

Net increase	48,664	116,630	$441,668	$860,050

Advisor Class
Shares sold	176,014	387,315	$1,601,700	$2,862,061

Shares issued in reinvestment of dividends and distributions	10,206	21,766	92,154	151,714

Shares redeemed	(42,465)	(78,437)	(382,214)	(587,782)

Net increase	143,755	330,644	$1,311,640	$2,425,993

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	123

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2040 Retirement Strategy
Class R
Shares sold	603,181	1,846,532	$5,415,312	$13,428,543

Shares issued in reinvestment of dividends and distributions	25,778	84,944	230,453	586,961

Shares redeemed	(595,955)	(790,160)	(5,392,167)	(5,803,274)

Net increase	33,004	1,141,316	$253,598	$8,212,230

Class K
Shares sold	1,278,184	3,174,072	$11,581,044	$22,807,462

Shares issued in reinvestment of dividends and distributions	78,409	196,831	703,330	1,366,011

Shares redeemed	(555,086)	(1,013,754)	(5,042,277)	(7,605,485)

Net increase	801,507	2,357,149	$7,242,097	$16,567,988

Class I
Shares sold	356,095	782,384	$3,232,110	$5,779,096

Shares issued in reinvestment of dividends and distributions	21,778	54,716	195,789	380,273

Shares redeemed	(233,121)	(406,890)	(2,115,945)	(3,124,362)

Net increase	144,752	430,210	$1,311,954	$3,035,007

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2045 Retirement Strategy
Class A
Shares sold	882,956	2,958,582	$7,883,219	$21,543,156

Shares issued in reinvestment of dividends and distributions	78,997	178,585	696,745	1,225,096

Shares converted from Class B	320	914	2,822	6,932

Shares redeemed	(805,816)	(1,556,974)	(7,180,678)	(11,455,569)

Net increase	156,457	1,581,107	$1,402,108	$11,319,615

124	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2045 Retirement Strategy
Class B
Shares sold	2,055	11,532	$18,070	$86,398

Shares issued in reinvestment of dividends and distributions	421	1,563	3,676	10,634

Shares converted to Class A	(324)	(925)	(2,822)	(6,932)

Shares redeemed	(1,650)	(2,871)	(14,322)	(20,149)

Net increase	502	9,299	$4,602	$69,951

Class C
Shares sold	48,604	156,573	$429,255	$1,169,394

Shares issued in reinvestment of dividends and distributions	1,687	6,203	14,745	42,181

Shares redeemed	(50,986)	(81,889)	(437,291)	(573,833)

Net increase (decrease)	(695)	80,887	$6,709	$637,742

Advisor Class
Shares sold	174,685	381,179	$1,563,956	$2,728,128

Shares issued in reinvestment of dividends and distributions	12,189	15,525	107,998	106,965

Shares redeemed	(37,089)	(54,997)	(330,283)	(406,410)

Net increase	149,785	341,707	$1,341,671	$2,428,683

Class R
Shares sold	530,780	1,087,311	$4,693,187	$7,918,555

Shares issued in reinvestment of dividends and distributions	25,250	52,061	221,187	355,055

Shares redeemed	(369,495)	(309,587)	(3,267,056)	(2,366,187)

Net increase	186,535	829,785	$1,647,318	$5,907,423

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	125

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2045 Retirement Strategy
Class K
Shares sold	879,932	1,879,848	$7,851,930	$13,420,490

Shares issued in reinvestment of dividends and distributions	62,256	107,633	547,232	736,207

Shares redeemed	(411,755)	(618,784)	(3,669,211)	(4,782,476)

Net increase	530,433	1,368,697	$4,729,951	$9,374,221

Class I
Shares sold	338,169	667,399	$3,001,317	$4,886,587

Shares issued in reinvestment of dividends and distributions	21,674	30,652	190,520	209,965

Shares redeemed	(174,960)	(191,536)	(1,561,913)	(1,445,729)

Net increase	184,883	506,515	$1,629,924	$3,650,823

	Shares			Amount
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009

2050 Retirement Strategy
Class A
Shares sold	210,244		544,115	$1,585,550		$3,265,462

Shares issued in reinvestment of dividends and distributions	4,442		5,908	33,273		33,614

Shares converted from Class B	– 0	–	237	– 0	–	1,158

Shares redeemed	(240,280)		(152,176)	(1,794,980)		(863,393)

Net increase (decrease)	(25,594)		398,084	$(176,157)		$2,436,841

126	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares			Amount
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)			Year Ended August 31, 2009

2050 Retirement Strategy
Class B
Shares sold	– 0	–	768	$	– 0	–	$4,566

Shares issued in reinvestment of dividends and distributions	17		67		126		382

Shares converted to Class A	– 0	–	(238)		– 0	–	(1,158)

Shares redeemed	– 0	–	(9)		– 0	–	(50)

Net increase	17		588		$126		$3,740

Class C
Shares sold	6,286		11,982		$46,781		$71,337

Shares issued in reinvestment of dividends and distributions	98		187		732		1,059

Shares redeemed	(5,126)		(1,181)		(38,078)		(6,621)

Net increase	1,258		10,988		$9,435		$65,775

Advisor Class
Shares sold	83,043		137,084		$626,250		$826,691

Shares issued in reinvestment of dividends and distributions	2,612		1,749		19,645		9,967

Shares redeemed	(8,948)		(8,155)		(66,221)		(49,002)

Net increase	76,707		130,678		$579,674		$787,656

Class R
Shares sold	116,145		250,493		$870,994		$1,535,052

Shares issued in reinvestment of dividends and distributions	3,004		1,493		22,439		8,512

Shares redeemed	(78,524)		(63,955)		(594,917)		(418,251)

Net increase	40,625		188,031		$298,516		$1,125,313

Class K
Shares sold	291,300		960,790		$2,207,836		$5,490,991

Shares issued in reinvestment of dividends and distributions	9,520		3,527		71,210		20,107

Shares redeemed	(75,059)		(493,008)		(567,079)		(2,734,623)

Net increase	225,761		471,309		$1,711,967		$2,776,475

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	127

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2050 Retirement Strategy
Class I
Shares sold	49,101	99,165	$371,137	$609,200

Shares issued in reinvestment of dividends and distributions	1,042	1,259	7,799	7,178

Shares redeemed	(50,926)	(14,448)	(384,763)	(88,998)

Net increase (decrease)	(783)	85,976	$(5,827)	$527,380

	Shares			Amount
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009

2055 Retirement Strategy
Class A
Shares sold	29,804		212,456	$219,066		$1,407,619

Shares issued in reinvestment of dividends and distributions	159		503	1,159		2,829

Shares redeemed	(24,441)		(153,502)	(180,208)		(945,552)

Net increase	5,522		59,457	$40,017		$464,896

Class B
Shares sold	164		1,101	$1,200		$6,239

Shares issued in reinvestment of distributions	– 0	–	7	– 0	–	38

Shares redeemed	– 0	–	(4)	– 0	–	(25)

Net increase	164		1,104	$1,200		$6,252

Class C
Shares sold	1,755		6,733	$12,850		$37,914

Shares issued in reinvestment of distributions	– 0	–	29	– 0	–	159

Shares redeemed	(99)		(8,268)	(728)		(50,120)

Net increase (decrease)	1,656		(1,506)	$12,122		$(12,047)

128	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

2055 Retirement Strategy
Advisor Class
Shares sold	23,602	45,872	$173,635	$263,579

Shares issued in reinvestment of dividends and distributions	192	109	1,411	619

Shares redeemed	(2,995)	(15,977)	(22,030)	(94,141)

Net increase	20,799	30,004	$153,016	$170,057

Class R
Shares sold	19,632	56,330	$141,149	$334,732

Shares issued in reinvestment of dividends and distributions	779	269	5,565	1,498

Shares redeemed	(14,090)	(45,911)	(102,674)	(259,349)

Net increase	6,321	10,688	$44,040	$76,881

Class K
Shares sold	94,817	224,054	$685,503	$1,306,560

Shares issued in reinvestment of dividends and distributions	3,335	1,243	23,946	6,949

Shares redeemed	(62,015)	(75,932)	(440,369)	(447,469)

Net increase	36,137	149,365	$269,080	$866,040

Class I
Shares sold	11,283	22,360	$79,827	$132,089

Shares issued in reinvestment of dividends and distributions	146	182	1,055	1,012

Shares redeemed	(23,270)	(1,114)	(168,400)	(6,964)

Net increase (decrease)	(11,841)	21,428	$(87,518)	$126,137

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	129

Notes to Financial Statements

derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. As such, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2010.

130	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2010 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2009 and August 31, 2008 were as follows:

2000 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$513,304	$534,880
Long-term capital gains	400,895	195,352

Total distributions paid	$914,199	$730,232

2005 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$1,300,009	$986,918
Long-term capital gains	1,145,559	723,451

Total distributions paid	$2,445,568	$1,710,369

2010 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$4,475,192	$4,071,398
Long-term capital gains	5,366,714	1,990,917

Total distributions paid	$9,841,906	$6,062,315

2015 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$6,190,510	$5,497,336
Long-term capital gains	7,693,201	1,664,490

Total distributions paid	$13,883,711	$7,161,826

2020 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$6,543,545	$6,127,730
Long-term capital gains	10,144,067	2,082,040

Total distributions paid	$16,687,612	$8,209,770

2025 Retirement Strategy	2009	2008
Distributions paid from:
Ordinary income	$4,757,391	$4,716,904
Long-term capital gains	9,030,578	1,854,278

Total distributions paid	$13,787,969	$6,571,182

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	131

Notes to Financial Statements

2030 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$3,321,614		$3,160,320
Long-term capital gains	6,716,514		823,222

Total distributions paid	$10,038,128		$3,983,542

2035 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$1,873,379		$1,977,727
Long-term capital gains	4,371,046		669,092

Total distributions paid	$6,244,425		$2,646,819

2040 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$1,449,693		$1,369,602
Long-term capital gains	3,111,011		320,632

Total distributions paid	$4,560,704		$1,690,234

2045 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$841,513		$837,758
Long-term capital gains	1,845,722		484,357

Total distributions paid	$2,687,235		$1,322,115

2050 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$81,171		$6,258
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$81,171		$6,258

2055 Retirement Strategy	2009		2008
Distributions paid from:
Ordinary income	$13,321		$4,284
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$13,321		$4,284

132	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

As of August 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains			Accumulated Capital and Other Gains (Losses)(b)		Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
2000	$359,479	$	– 0	–	$(1,116,986)		$(2,668,424)	$(3,425,931)
2005	377,206		– 0	–	(3,372,396)		(8,518,359)	(11,513,549)
2010	1,589,722		– 0	–	(6,615,433)		(43,467,057)	(48,492,768)
2015	2,613,457		– 0	–	(5,977,264)		(71,958,829)	(75,322,636)
2020	3,076,125		– 0	–	(5,756,478)		(95,939,425)	(98,619,778)
2025	2,328,722		– 0	–	– 0	–	(87,853,711)	(85,524,989)
2030	1,659,555		– 0	–	(775,986)		(67,619,311)	(66,735,742)
2035	918,817		646,799		– 0	–	(45,216,347)	(43,650,731)
2040	778,603		572,515		– 0	–	(33,201,758)	(31,850,640)
2045	483,743		570,874		– 0	–	(18,200,677)	(17,146,060)
2050	67,360		– 0	–	(54,298)		755,936	768,998
2055	18,905		– 0	–	(4,078)		(118,556)	(103,729)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)

On August 31, 2009, 2000, 2010, 2015, 2020, 2030, 2050, 2055 Retirement Strategies had a capital loss carryover for federal income tax purposes of $94,755, $181,777, $242,201, $297,110, $23,961, $19,921, $4,078 of which $94,755, $181,777, $242,201, $297,110, $23,961, $19,921, $4,078 expires in the year 2017. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. 2000, 2005, 2010, 2015, 2020, 2030, 2050 Retirement Strategies elect to defer $1,022,230, $3,372,403, $6,433,656, $5,735,063, $5,459,365, $752,026, $34,376 of capital losses that are deemed to arise in the next taxable year.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	133

Notes to Financial Statements

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

134	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.35		$ 10.58	$ 11.73	$ 10.88		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.26	.44	.31		.15
Net realized and unrealized gain (loss) on investment transactions	.49		(1.10)	(1.07)	.80		.73

Net increase (decrease) in net asset value from operations	.60		(.84)	(.63)	1.11		.88

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.21)	(.36)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.20)		(.39)	(.52)	(.26)		– 0	–

Net asset value, end of period	$ 9.75		$ 9.35	$ 10.58	$ 11.73		$ 10.88

Total Return
Total investment return based on net asset value(c)	6.44%		(7.29)%	(5.59)%	10.32%		8.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,733		$6,608	$5,952	$5,462		$938
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.83	%(e)	.82%	.82%	.92	%(f)	1.05	%(f)
Expenses, before waivers/reimbursements(d)	2.29	%(e)	2.64%	2.77%	8.86	%(f)	104.94	%(f)
Net investment income(b)	2.23	%(e)	3.14%	3.87%	2.82%		1.73%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	135

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.22		$ 10.41	$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.23	.35	.20		.14
Net realized and unrealized gain (loss) on investment transactions	.49		(1.11)	(1.04)	.81		.67

Net increase (decrease) in net asset value from operations	.55		(.88)	(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.13)	(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.13)		(.31)	(.50)	(.22)		– 0	–

Net asset value, end of period	$ 9.64		$ 9.22	$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	5.98%		(8.02)%	(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137		$88	$180	$184		$29
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.53	%(e)	1.52%	1.52%	1.59	%(f)	1.75	%(f)
Expenses, before waivers/reimbursements(d)	3.11	%(e)	3.43%	3.50%	7.63	%(f)	169.75	%(f)
Net investment income(b)	1.37	%(e)	2.75%	3.14%	1.74%		1.40%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

136	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.22		$ 10.41	$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.23	.36	.19		.11
Net realized and unrealized gain (loss) on investment transactions	.49		(1.11)	(1.05)	.82		.70

Net increase (decrease) in net asset value from operations	.56		(.88)	(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.13)	(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.13)		(.31)	(.50)	(.22)		– 0	–

Net asset value, end of period	$ 9.65		$ 9.22	$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	6.09%		(8.02)%	(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$871		$882	$1,327	$425		$34
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.53	%(e)	1.52%	1.52%	1.60	%(f)	1.75	%(f)
Expenses, before waivers/reimbursements(d)	3.01	%(e)	3.36%	3.42%	9.09	%(f)	172.05	%(f)
Net investment income(b)	1.51	%(e)	2.71%	3.11%	1.86%		1.10%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	137

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.39		$ 10.63	$ 11.78	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.31	.45	.38		.27
Net realized and unrealized gain (loss) on investment transactions	.52		(1.13)	(1.05)	.76		.65

Net increase (decrease) in net asset value from operations	.62		(.82)	(.60)	1.14		.92

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.24)	(.39)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.23)		(.42)	(.55)	(.28)		– 0	–

Net asset value, end of period	$ 9.78		$ 9.39	$ 10.63	$ 11.78		$ 10.92

Total Return
Total investment return based on net asset value(c)	6.58%		(7.01)%	(5.39)%	10.52%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$860		$521	$553	$13		$11
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.53	%(e)	.52%	.52%	.65	%(f)	.75	%(f)
Expenses, before waivers/reimbursements(d)	2.00	%(e)	2.32%	2.35%	9.96	%(f)	189.29	%(f)
Net investment income(b)	2.11	%(e)	3.57%	3.78%	3.32%		2.61%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

138	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.24		$ 10.46	$ 11.54	$ 10.87		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.20	.49	.17		.22
Net realized and unrealized gain (loss) on investment transactions	.49		(1.04)	(1.13)	.89		.65

Net increase (decrease) in net asset value from operations	.58		(.84)	(.64)	1.06		.87

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.20)	(.28)	(.36)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.20)		(.38)	(.44)	(.39)		– 0	–

Net asset value, end of period	$ 9.62		$ 9.24	$ 10.46	$ 11.54		$ 10.87

Total Return
Total investment return based on net asset value(c)	6.26%		(7.46)%	(5.78)%	9.85%		8.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,806		$1,437	$350	$381		$12
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.03	%(e)	1.02%	1.02%	1.06	%(f)	1.25	%(f)
Expenses, before waivers/reimbursements(d)	2.48	%(e)	2.69%	2.91%	6.87	%(f)	180.27	%(f)
Net investment income(b)	1.95	%(e)	2.39%	3.27%	1.85%		2.10%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	139

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.17		$ 10.40	$ 11.55	$ 10.89		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.26	.38	.20		.23
Net realized and unrealized gain (loss) on investment transactions	.49		(1.08)	(.98)	.91		.66

Net increase (decrease) in net asset value from operations	.59		(.82)	(.60)	1.11		.89

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.23)	(.39)	(.42)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.22)		(.41)	(.55)	(.45)		– 0	–

Net asset value, end of period	$ 9.54		$ 9.17	$ 10.40	$ 11.55		$ 10.89

Total Return
Total investment return based on net asset value(c)	6.39%		(7.27)%	(5.50)%	10.31%		8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,473		$14,477	$14,183	$5,041		$19
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.78	%(e)	.77%	.77%	.83	%(f)	1.00	%(f)
Expenses, before waivers/reimbursements(d)	2.19	%(e)	2.42%	2.63%	4.40	%(f)	167.47	%(f)
Net investment income(b)	2.21	%(e)	3.18%	3.40%	1.83%		2.27%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

140	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 9.20		$ 10.44	$ 11.60	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.23	.48	.22		.27
Net realized and unrealized gain (loss) on investment transactions	.49		(1.03)	(1.06)	.90		.65

Net increase (decrease) in net asset value from operations	.61		(.80)	(.58)	1.12		.92

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.26)	(.42)	(.41)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.16)	(.03)		– 0	–

Total dividends and distributions	(.25)		(.44)	(.58)	(.44)		– 0	–

Net asset value, end of period	$ 9.56		$ 9.20	$ 10.44	$ 11.60		$ 10.92

Total Return
Total investment return based on net asset value(c)	6.59%		(7.00)%	(5.28)%	10.43%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,189		$1,981	$768	$681		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.53	%(e)	.52%	.52%	.55	%(f)	.75	%(f)
Expenses, before waivers/reimbursements(d)	1.85	%(e)	2.06%	2.35%	7.92	%(f)	180.50	%(f)
Net investment income(b)	2.48	%(e)	2.68%	4.20%	2.09%		2.61%
Portfolio turnover rate	10%		40%	66%	99%		51%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	141

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.84		$ 10.35	$ 11.78	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.26	.41	.29	.13
Net realized and unrealized gain (loss) on investment transactions	.53		(1.27)	(1.24)	.87	.79

Net increase (decrease) in net asset value from operations	.63		(1.01)	(.83)	1.16	.92

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.27)	(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.19)		(.50)	(.60)	(.30)	– 0	–

Net asset value, end of period	$ 9.28		$ 8.84	$ 10.35	$ 11.78	$ 10.92

Total Return
Total investment return based on net asset value(c)	7.12%		(8.92)%	(7.39)%	10.69%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,939		$23,328	$18,835	$13,775	$3,898
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%(e)	.88%	.88%	.95%	1.03%
Expenses, before waivers/reimbursements(d)	1.69	%(e)	1.79%	1.85%	3.16%	13.72%
Net investment income(b)	2.12	%(e)	3.20%	3.66%	2.45%	1.36%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

142	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.76		$ 10.20	$ 11.66	$ 10.84	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.19	.33	.23	.05
Net realized and unrealized gain (loss) on investment transactions	.52		(1.23)	(1.23)	.85	.79

Net increase (decrease) in net asset value from operations	.59		(1.04)	(.90)	1.08	.84

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.17)	(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.11)		(.40)	(.56)	(.26)	– 0	–

Net asset value, end of period	$ 9.24		$ 8.76	$ 10.20	$ 11.66	$ 10.84

Total Return
Total investment return based on net asset value(c)	6.74%		(9.52)%	(8.08)%	10.01%	8.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$435		$527	$569	$604	$357
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59	%(e)	1.58%	1.58%	1.66%	1.73%
Expenses, before waivers/reimbursements(d)	2.41	%(e)	2.52%	2.56%	4.03%	19.10%
Net investment income(b)	1.47	%(e)	2.45%	2.96%	2.01%	.49%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	143

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.75		$ 10.19	$ 11.64	$ 10.83	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.20	.39	.10	.07
Net realized and unrealized gain (loss) on investment transactions	.52		(1.24)	(1.28)	.97	.76

Net increase (decrease) in net asset value from operations	.59		(1.04)	(.89)	1.07	.83

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.17)	(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.11)		(.40)	(.56)	(.26)	– 0	–

Net asset value, end of period	$ 9.23		$ 8.75	$ 10.19	$ 11.64	$ 10.83

Total Return
Total investment return based on net asset value(c)	6.74%		(9.53)%	(8.01)%	9.92%	8.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$681		$958	$898	$2,228	$167
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59	%(e)	1.58%	1.58%	1.63%	1.73%
Expenses, before waivers/reimbursements(d)	2.40	%(e)	2.51%	2.57%	3.83%	22.53%
Net investment income(b)	1.52	%(e)	2.48%	3.49%	1.01%	.73%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

144	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.89		$ 10.40	$ 11.82	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.26	.39	.15	.20
Net realized and unrealized gain (loss) on investment transactions	.54		(1.25)	(1.18)	1.04	.75

Net increase (decrease) in net asset value from operations	.65		(.99)	(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.29)	(.38)	(.29)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.22)		(.52)	(.63)	(.32)	– 0	–

Net asset value, end of period	$ 9.32		$ 8.89	$ 10.40	$ 11.82	$ 10.95

Total Return
Total investment return based on net asset value(c)	7.26%		(8.62)%	(7.08)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$680		$600	$381	$162	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59	%(e)	.58%	.58%	.61%	.73%
Expenses, before waivers/reimbursements(d)	1.39	%(e)	1.51%	1.54%	2.47%	45.94%
Net investment income(b)	2.40	%(e)	3.26%	3.48%	1.49%	1.87%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	145

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.80		$ 10.27	$ 11.72	$ 10.89	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.23	.37	.08	.13
Net realized and unrealized gain (loss) on investment transactions	.52		(1.24)	(1.22)	1.05	.76

Net increase (decrease) in net asset value from operations	.61		(1.01)	(.85)	1.13	.89

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.23)	(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.17)		(.46)	(.60)	(.30)	– 0	–

Net asset value, end of period	$ 9.24		$ 8.80	$ 10.27	$ 11.72	$ 10.89

Total Return
Total investment return based on net asset value(c)	6.95%		(9.02)%	(7.61)%	10.46%	8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,350		$3,259	$3,475	$3,593	$28
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.09	%(e)	1.08%	1.08%	1.09%	1.23%
Expenses, before waivers/reimbursements(d)	1.95	%(e)	2.06%	2.08%	3.24%	34.65%
Net investment income(b)	1.92	%(e)	2.97%	3.38%	.63%	1.26%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

146	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.83		$ 10.33	$ 11.75	$ 10.91	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.26	.34	.14	.18
Net realized and unrealized gain (loss) on investment transactions	.53		(1.27)	(1.16)	1.03	.73

Net increase (decrease) in net asset value from operations	.63		(1.01)	(.82)	1.17	.91

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.26)	(.35)	(.30)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.19)		(.49)	(.60)	(.33)	– 0	–

Net asset value, end of period	$ 9.27		$ 8.83	$ 10.33	$ 11.75	$ 10.91

Total Return
Total investment return based on net asset value(c)	7.16%		(8.85)%	(7.31)%	10.85%	9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,586		$14,088	$18,597	$6,734	$164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.84	%(e)	.83%	.83%	.87%	.98%
Expenses, before waivers/reimbursements(d)	1.70	%(e)	1.76%	1.82%	2.45%	16.01%
Net investment income(b)	2.22	%(e)	3.25%	3.15%	1.27%	1.80%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.86		$ 10.36	$ 11.79	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.27	.46	.22	.19
Net realized and unrealized gain (loss) on investment transactions	.53		(1.25)	(1.25)	.97	.76

Net increase (decrease) in net asset value from operations	.64		(.98)	(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.29)	(.39)	(.32)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.23)	(.25)	(.03)	– 0	–

Total dividends and distributions	(.22)		(.52)	(.64)	(.35)	– 0	–

Net asset value, end of period	$ 9.28		$ 8.86	$ 10.36	$ 11.79	$ 10.95

Total Return
Total investment return based on net asset value(c)	7.23%		(8.55)%	(7.11)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,762		$1,655	$1,723	$1,398	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59	%(e)	.58%	.58%	.58%	.73%
Expenses, before waivers/reimbursements(d)	1.38	%(e)	1.42%	1.49%	2.84%	45.07%
Net investment income(b)	2.41	%(e)	3.34%	3.97%	1.48%	1.86%
Portfolio turnover rate	6%		43%	29%	45%	44%

See footnote summary on page 219.

148	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.67		$ 10.53	$ 12.00	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.23	.38	.27	.13
Net realized and unrealized gain (loss) on investment transactions	.56		(1.53)	(1.36)	1.00	.87

Net increase (decrease) in net asset value from operations	.66		(1.30)	(.98)	1.27	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.25)	(.33)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.18)		(.56)	(.49)	(.27)	– 0	–

Net asset value, end of period	$ 9.15		$ 8.67	$ 10.53	$ 12.00	$ 11.00

Total Return
Total investment return based on net asset value(c)	7.61%		(11.23)%	(8.48)%	11.64%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,185		$66,020	$71,541	$47,201	$9,180
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.91	%(e)	.90%	.90%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.19	%(e)	1.30%	1.15%	1.65%	8.18%
Net investment income(b)	2.10	%(e)	3.00%	3.31%	2.28%	1.39%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.59		$ 10.43	$ 11.88	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.18	.30	.19	.05
Net realized and unrealized gain (loss) on investment transactions	.57		(1.53)	(1.33)	.99	.87

Net increase (decrease) in net asset value from operations	.63		(1.35)	(1.03)	1.18	.92

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.18)	(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.12)		(.49)	(.42)	(.22)	– 0	–

Net asset value, end of period	$ 9.10		$ 8.59	$ 10.43	$ 11.88	$ 10.92

Total Return
Total investment return based on net asset value(c)	7.37%		(12.01)%	(9.00)%	10.86%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$889		$960	$1,219	$1,043	$622
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.61	%(e)	1.60%	1.60%	1.71%	1.83%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	2.03%	1.86%	2.42%	9.35%
Net investment income(b)	1.43	%(e)	2.36%	2.63%	1.58%	.47%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

150	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.59		$ 10.42	$ 11.89	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.19	.31	.18	.03
Net realized and unrealized gain (loss) on investment transactions	.57		(1.53)	(1.36)	1.01	.89

Net increase (decrease) in net asset value from operations	.63		(1.34)	(1.05)	1.19	.92

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.18)	(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.12)		(.49)	(.42)	(.22)	– 0	–

Net asset value, end of period	$ 9.10		$ 8.59	$ 10.42	$ 11.89	$ 10.92

Total Return
Total investment return based on net asset value(c)	7.37%		(11.93)%	(9.16)%	10.95%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,045		$1,873	$2,420	$2,247	$899
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.61	%(e)	1.60%	1.60%	1.69%	1.83%
Expenses, before waivers/reimbursements(d)	1.92	%(e)	2.02%	1.86%	2.35%	8.39%
Net investment income(b)	1.36	%(e)	2.48%	2.77%	1.50%	.28%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.71		$ 10.59	$ 12.06	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.26	.43	.29	.19
Net realized and unrealized gain (loss) on investment transactions	.58		(1.55)	(1.38)	1.04	.83

Net increase (decrease) in net asset value from operations	.69		(1.29)	(.95)	1.33	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.28)	(.36)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.21)		(.59)	(.52)	(.29)	– 0	–

Net asset value, end of period	$ 9.19		$ 8.71	$ 10.59	$ 12.06	$ 11.02

Total Return
Total investment return based on net asset value(c)	7.88%		(11.04)%	(8.25)%	12.12%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,210		$12,735	$13,164	$710	$272
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.61	%(e)	.60%	.60%	.69%	.83%
Expenses, before waivers/reimbursements(d)	.89	%(e)	1.00%	.85%	1.36%	9.17%
Net investment income(b)	2.40	%(e)	3.31%	3.59%	2.44%	1.93%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

152	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.65		$ 10.50	$ 11.98	$ 10.98	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.21	.34	.11	.09
Net realized and unrealized gain (loss) on investment transactions	.57		(1.52)	(1.34)	1.14	.89

Net increase (decrease) in net asset value from operations	.66		(1.31)	(1.00)	1.25	.98

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.23)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.17)		(.54)	(.48)	(.25)	– 0	–

Net asset value, end of period	$ 9.14		$ 8.65	$ 10.50	$ 11.98	$ 10.98

Total Return
Total investment return based on net asset value(c)	7.57%		(11.50)%	(8.70)%	11.47%	9.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,870		$14,210	$11,039	$5,428	$142
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.11	%(e)	1.10%	1.10%	1.15%	1.33%
Expenses, before waivers/reimbursements(d)	1.53	%(e)	1.57%	1.54%	1.87%	11.87%
Net investment income(b)	1.90	%(e)	2.68%	2.99%	.90%	1.01%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.69		$ 10.54	$ 12.01	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.23	.39	.18	.13
Net realized and unrealized gain (loss) on investment transactions	.57		(1.52)	(1.37)	1.11	.87

Net increase (decrease) in net asset value from operations	.67		(1.29)	(.98)	1.29	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.25)	(.33)	(.26)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.19)		(.56)	(.49)	(.28)	– 0	–

Net asset value, end of period	$ 9.17		$ 8.69	$ 10.54	$ 12.01	$ 11.00

Total Return
Total investment return based on net asset value(c)	7.65%		(11.20)%	(8.46)%	11.80%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,182		$62,515	$62,033	$37,059	$1,988
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.86	%(e)	.85%	.85%	.93%	1.08%
Expenses, before waivers/reimbursements(d)	1.22	%(e)	1.25%	1.24%	1.59%	7.99%
Net investment income(b)	2.13	%(e)	2.96%	3.36%	1.75%	1.28%
Portfolio turnover rate	6%		20%	31%	25%	7%

See footnote summary on page 219.

154	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.71		$ 10.59	$ 12.05	$ 11.03	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.26	.38	.18	.11
Net realized and unrealized gain (loss) on investment transactions	.57		(1.55)	(1.33)	1.14	.92

Net increase (decrease) in net asset value from operations	.68		(1.29)	(.95)	1.32	1.03

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.28)	(.35)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.31)	(.16)	(.02)	– 0	–

Total dividends and distributions	(.21)		(.59)	(.51)	(.30)	– 0	–

Net asset value, end of period	$ 9.18		$ 8.71	$ 10.59	$ 12.05	$ 11.03

Total Return
Total investment return based on net asset value(c)	7.84%		(11.10)%	(8.18)%	12.04%	10.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,496		$13,571	$17,024	$11,154	$181
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.61	%(e)	.60%	.60%	.64%	.83%
Expenses, before waivers/reimbursements(d)	.88	%(e)	.91%	.90%	1.29%	13.40%
Net investment income(b)	2.42	%(e)	3.39%	3.28%	1.56%	1.21%
Portfolio turnover rate	6%		20%	31%	25%	7%
See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.64		$ 10.60	$ 12.25	$ 11.09	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.20	.37	.26	.11
Net realized and unrealized gain (loss) on investment transactions	.59		(1.66)	(1.60)	1.14	.98

Net increase (decrease) in net asset value from operations	.68		(1.46)	(1.23)	1.40	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.22)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.17)		(.50)	(.42)	(.24)	– 0	–

Net asset value, end of period	$ 9.15		$ 8.64	$ 10.60	$ 12.25	$ 11.09

Total Return
Total investment return based on net asset value(c)	7.87%		(12.80)%	(10.35)%	12.75%	10.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,609		$95,400	$91,231	$66,921	$8,277
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.95	%(e)	.94%	.94%	1.02%	1.13%
Expenses, before waivers/reimbursements(d)	1.11	%(e)	1.18%	1.10%	1.42%	8.93%
Net investment income(b)	1.97	%(e)	2.69%	3.21%	2.12%	1.12%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

156	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.56		$ 10.49	$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.16	.29	.18	.05
Net realized and unrealized gain (loss) on investment transactions	.59		(1.66)	(1.59)	1.13	.97

Net increase (decrease) in net asset value from operations	.65		(1.50)	(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.15)	(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.43)	(.35)	(.19)	– 0	–

Net asset value, end of period	$ 9.10		$ 8.56	$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	7.60%		(13.46)%	(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,337		$2,416	$3,445	$3,487	$1,207
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.65	%(e)	1.64%	1.64%	1.72%	1.83%
Expenses, before waivers/reimbursements(d)	1.85	%(e)	1.92%	1.81%	2.12%	10.01%
Net investment income(b)	1.23	%(e)	2.17%	2.57%	1.49%	.48%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.56		$ 10.49	$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.15	.30	.13	.07
Net realized and unrealized gain (loss) on investment transactions	.59		(1.65)	(1.60)	1.18	.95

Net increase (decrease) in net asset value from operations	.64		(1.50)	(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.15)	(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.43)	(.35)	(.19)	– 0	–

Net asset value, end of period	$ 9.09		$ 8.56	$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	7.49%		(13.46)%	(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,345		$2,912	$2,705	$2,356	$378
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.65	%(e)	1.64%	1.64%	1.70%	1.83%
Expenses, before waivers/reimbursements(d)	1.84	%(e)	1.92%	1.81%	2.05%	10.90%
Net investment income(b)	1.21	%(e)	2.01%	2.61%	1.06%	.68%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

158	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.69		$ 10.67	$ 12.32	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.23	.33	.28	.07
Net realized and unrealized gain (loss) on investment transactions	.60		(1.69)	(1.53)	1.17	1.06

Net increase (decrease) in net asset value from operations	.70		(1.46)	(1.20)	1.45	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.24)	(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.20)		(.52)	(.45)	(.26)	– 0	–

Net asset value, end of period	$ 9.19		$ 8.69	$ 10.67	$ 12.32	$ 11.13

Total Return
Total investment return based on net asset value(c)	8.00%		(12.60)%	(10.10)%	13.11%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,319		$12,387	$9,945	$726	$124
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.65	%(e)	.64%	.64%	.69%	.83%
Expenses, before waivers/reimbursements(d)	.81	%(e)	.88%	.82%	.99%	24.93%
Net investment income(b)	2.26	%(e)	2.96%	2.87%	2.15%	.90%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.61		$ 10.56	$ 12.22	$ 11.07	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.18	.30	.14	.10
Net realized and unrealized gain (loss) on investment transactions	.59		(1.65)	(1.55)	1.24	.97

Net increase (decrease) in net asset value from operations	.67		(1.47)	(1.25)	1.38	1.07

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.20)	(.31)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.15)		(.48)	(.41)	(.23)	– 0	–

Net asset value, end of period	$ 9.13		$ 8.61	$ 10.56	$ 12.22	$ 11.07

Total Return
Total investment return based on net asset value(c)	7.77%		(13.00)%	(10.59)%	12.56%	10.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,389		$29,635	$24,178	$9,928	$410
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.15	%(e)	1.14%	1.14%	1.18%	1.33%
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.49%	1.49%	1.76%	9.30%
Net investment income(b)	1.69	%(e)	2.42%	2.67%	1.21%	.98%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

160	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.66		$ 10.61	$ 12.26	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.21	.36	.17	.09
Net realized and unrealized gain (loss) on investment transactions	.60		(1.67)	(1.59)	1.23	1.01

Net increase (decrease) in net asset value from operations	.69		(1.46)	(1.23)	1.40	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.21)	(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.17)		(.49)	(.42)	(.24)	– 0	–

Net asset value, end of period	$ 9.18		$ 8.66	$ 10.61	$ 12.26	$ 11.10

Total Return
Total investment return based on net asset value(c)	7.98%		(12.79)%	(10.35)%	12.77%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,712		$101,850	$105,443	$63,056	$4,342
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.90	%(e)	.89%	.89%	.95%	1.08%
Expenses, before waivers/reimbursements(d)	1.16	%(e)	1.19%	1.18%	1.38%	8.55%
Net investment income(b)	1.99	%(e)	2.75%	3.15%	1.55%	.96%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.69		$ 10.66	$ 12.31	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.24	.37	.18	.10
Net realized and unrealized gain (loss) on investment transactions	.60		(1.69)	(1.57)	1.26	1.03

Net increase (decrease) in net asset value from operations	.70		(1.45)	(1.20)	1.44	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.24)	(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.28)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.20)		(.52)	(.45)	(.26)	– 0	–

Net asset value, end of period	$ 9.19		$ 8.69	$ 10.66	$ 12.31	$ 11.13

Total Return
Total investment return based on net asset value(c)	8.06%		(12.53)%	(10.12)%	13.09%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,818		$40,164	$47,753	$26,459	$308
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.65	%(e)	.64%	.64%	.66%	.83%
Expenses, before waivers/reimbursements(d)	.78	%(e)	.83%	.84%	1.07%	11.87%
Net investment income(b)	2.19	%(e)	3.13%	3.24%	1.46%	1.10%
Portfolio turnover rate	5%		16%	6%	13%	12%

See footnote summary on page 219.

162	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.42		$ 10.57	$ 12.41	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.18	.35	.26	.09
Net realized and unrealized gain (loss) on investment transactions	.60		(1.83)	(1.79)	1.21	1.09

Net increase (decrease) in net asset value from operations	.68		(1.65)	(1.44)	1.47	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.20)	(.30)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.16)		(.50)	(.40)	(.24)	– 0	–

Net asset value, end of period	$ 8.94		$ 8.42	$ 10.57	$ 12.41	$ 11.18

Total Return
Total investment return based on net asset value(c)	8.11%		(14.62)%	(11.97)%	13.20%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,391		$117,976	$109,315	$70,858	$9,573
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)	.98%	.98%	1.06%	1.18%
Expenses, before waivers/reimbursements(d)	1.11	%(e)	1.18%	1.09%	1.41%	8.52%
Net investment income(b)	1.83	%(e)	2.41%	3.02%	2.02%	.93%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.34		$ 10.45	$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.13	.27	.16	.04
Net realized and unrealized gain (loss) on investment transactions	.59		(1.81)	(1.78)	1.21	1.06

Net increase (decrease) in net asset value from operations	.64		(1.68)	(1.51)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.13)	(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.43)	(.33)	(.18)	– 0	–

Net asset value, end of period	$ 8.87		$ 8.34	$ 10.45	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	7.67%		(15.19)%	(12.60)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,338		$2,404	$3,354	$3,029	$982
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.69	%(e)	1.68%	1.68%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	1.85	%(e)	1.92%	1.81%	2.10%	9.59%
Net investment income(b)	1.16	%(e)	1.82%	2.38%	1.31%	.41%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

164	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.35		$ 10.46	$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.13	.25	.13	.03
Net realized and unrealized gain (loss) on investment transactions	.59		(1.81)	(1.75)	1.24	1.07

Net increase (decrease) in net asset value from operations	.64		(1.68)	(1.50)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.13)	(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.43)	(.33)	(.18)	– 0	–

Net asset value, end of period	$ 8.88		$ 8.35	$ 10.46	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	7.66%		(15.18)%	(12.52)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,108		$4,224	$4,089	$2,484	$585
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.69	%(e)	1.68%	1.68%	1.74%	1.88%
Expenses, before waivers/reimbursements(d)	1.84	%(e)	1.91%	1.80%	2.07%	9.83%
Net investment income(b)	1.05	%(e)	1.78%	2.18%	1.09%	.32%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.48		$ 10.64	$ 12.48	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.20	.35	.25	.10
Net realized and unrealized gain (loss) on investment transactions	.61		(1.84)	(1.77)	1.27	1.11

Net increase (decrease) in net asset value from operations	.70		(1.64)	(1.42)	1.52	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.22)	(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.19)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 8.99		$ 8.48	$ 10.64	$ 12.48	$ 11.21

Total Return
Total investment return based on net asset value(c)	8.23%		(14.33)%	(11.72)%	13.66%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,567		$11,243	$9,382	$1,769	$41
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.69	%(e)	.68%	.68%	.71%	.88%
Expenses, before waivers/reimbursements(d)	.81	%(e)	.88%	.80%	.98%	29.32%
Net investment income(b)	2.09	%(e)	2.69%	3.01%	1.94%	1.14%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

166	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.40		$ 10.52	$ 12.37	$ 11.16	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.16	.31	.08	.03
Net realized and unrealized gain (loss) on investment transactions	.60		(1.81)	(1.77)	1.37	1.13

Net increase (decrease) in net asset value from operations	.67		(1.65)	(1.46)	1.45	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.17)	(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.15)		(.47)	(.39)	(.24)	– 0	–

Net asset value, end of period	$ 8.92		$ 8.40	$ 10.52	$ 12.37	$ 11.16

Total Return
Total investment return based on net asset value(c)	7.93%		(14.76)%	(12.16)%	13.05%	11.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,879		$36,531	$33,421	$15,551	$502
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.19	%(e)	1.18%	1.18%	1.21%	1.38%
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.48%	1.46%	1.77%	9.73%
Net investment income(b)	1.63	%(e)	2.17%	2.73%	.69%	.28%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.45		$ 10.59	$ 12.43	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.18	.35	.15	.09
Net realized and unrealized gain (loss) on investment transactions	.61		(1.83)	(1.79)	1.33	1.09

Net increase (decrease) in net asset value from operations	.69		(1.65)	(1.44)	1.48	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.19)	(.30)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.17)		(.49)	(.40)	(.23)	– 0	–

Net asset value, end of period	$ 8.97		$ 8.45	$ 10.59	$ 12.43	$ 11.18

Total Return
Total investment return based on net asset value(c)	8.13%		(14.58)%	(11.94)%	13.36%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169,039		$148,184	$137,794	$69,380	$4,303
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.94	%(e)	.93%	.93%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.15	%(e)	1.16%	1.16%	1.40%	7.64%
Net investment income(b)	1.86	%(e)	2.43%	2.98%	1.41%	.96%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

168	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.48		$ 10.63	$ 12.47	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.20	.39	.19	.09
Net realized and unrealized gain (loss) on investment transactions	.60		(1.83)	(1.81)	1.32	1.12

Net increase (decrease) in net asset value from operations	.69		(1.63)	(1.42)	1.51	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.22)	(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.30)	(.10)	(.01)	– 0	–

Total dividends and distributions	(.19)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 8.98		$ 8.48	$ 10.63	$ 12.47	$ 11.21

Total Return
Total investment return based on net asset value(c)	8.17%		(14.31)%	(11.76)%	13.61%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,420		$32,190	$33,966	$29,077	$1,127
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.69	%(e)	.68%	.68%	.70%	.88%
Expenses, before waivers/reimbursements(d)	.80	%(e)	.84%	.83%	1.08%	8.67%
Net investment income(b)	2.10	%(e)	2.74%	3.34%	1.46%	.98%
Portfolio turnover rate	7%		8%	4%	16%	5%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.45		$ 10.79	$ 12.82	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.16	.33	.25	.08
Net realized and unrealized gain (loss) on investment transactions	.61		(2.01)	(1.96)	1.37	1.36

Net increase (decrease) in net asset value from operations	.69		(1.85)	(1.63)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.17)	(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.15)		(.49)	(.40)	(.24)	– 0	–

Net asset value, end of period	$ 8.99		$ 8.45	$ 10.79	$ 12.82	$ 11.44

Total Return
Total investment return based on net asset value(c)	8.21%		(16.07)%	(13.13)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,647		$107,068	$102,304	$78,182	$7,332
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.01	%(e)	1.00%	1.00%	1.08%	1.18%
Expenses, before waivers/reimbursements(d)	1.18	%(e)	1.29%	1.17%	1.41%	8.73%
Net investment income(b)	1.69	%(e)	2.13%	2.81%	1.92%	.79%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

170	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.35		$ 10.65	$ 12.67	$ 11.35	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.04		.11	.26	.15	.01
Net realized and unrealized gain (loss) on investment transactions	.61		(1.99)	(1.95)	1.36	1.34

Net increase (decrease) in net asset value from operations	.65		(1.88)	(1.69)	1.51	1.35

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.10)	(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.10)		(.42)	(.33)	(.19)	– 0	–

Net asset value, end of period	$ 8.90		$ 8.35	$ 10.65	$ 12.67	$ 11.35

Total Return
Total investment return based on net asset value(c)	7.77%		(16.69)%	(13.66)%	13.36%	13.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,451		$1,403	$1,795	$1,596	$525
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.71	%(e)	1.70%	1.70%	1.78%	1.88%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	2.05%	1.90%	2.10%	10.10%
Net investment income(b)	1.02	%(e)	1.52%	2.16%	1.17%	.06%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.36		$ 10.65	$ 12.69	$ 11.36	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.04		.10	.24	.12	.00	(g)
Net realized and unrealized gain (loss) on investment transactions	.61		(1.97)	(1.95)	1.40	1.36

Net increase (decrease) in net asset value from operations	.65		(1.87)	(1.71)	1.52	1.36

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.10)	(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.10)		(.42)	(.33)	(.19)	– 0	–

Net asset value, end of period	$ 8.91		$ 8.36	$ 10.65	$ 12.69	$ 11.36

Total Return
Total investment return based on net asset value(c)	7.76%		(16.60)%	(13.80)%	13.44%	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,165		$2,937	$2,835	$1,821	$386
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.71	%(e)	1.70%	1.70%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	1.91	%(e)	2.03%	1.89%	2.09%	9.47%
Net investment income(b)	1.00	%(e)	1.42%	2.00%	.95%	.04%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

172	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.49		$ 10.85	$ 12.88	$ 11.47	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.18	.29	.27	.12
Net realized and unrealized gain (loss) on investment transactions	.63		(2.02)	(1.90)	1.39	1.35

Net increase (decrease) in net asset value from operations	.72		(1.84)	(1.61)	1.66	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.20)	(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.52)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 9.03		$ 8.49	$ 10.85	$ 12.88	$ 11.47

Total Return
Total investment return based on net asset value(c)	8.45%		(15.87)%	(12.87)%	14.55%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,551		$9,659	$6,660	$684	$236
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.71	%(e)	.70%	.70%	.77%	.88%
Expenses, before waivers/reimbursements(d)	.88	%(e)	.99%	.90%	1.09%	9.42%
Net investment income(b)	1.97	%(e)	2.40%	2.51%	2.12%	1.09%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.44		$ 10.77	$ 12.81	$ 11.41	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.14	.27	.07	.07
Net realized and unrealized gain (loss) on investment transactions	.61		(2.00)	(1.93)	1.53	1.34

Net increase (decrease) in net asset value from operations	.68		(1.86)	(1.66)	1.60	1.41

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.15)	(.27)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.14)		(.47)	(.38)	(.20)	– 0	–

Net asset value, end of period	$ 8.98		$ 8.44	$ 10.77	$ 12.81	$ 11.41

Total Return
Total investment return based on net asset value(c)	8.05%		(16.25)%	(13.30)%	14.07%	14.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,424		$32,469	$24,582	$10,812	$478
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.21	%(e)	1.20%	1.20%	1.23%	1.38%
Expenses, before waivers/reimbursements(d)	1.52	%(e)	1.55%	1.53%	1.76%	7.73%
Net investment income(b)	1.47	%(e)	1.89%	2.35%	.57%	.69%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

174	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.47		$ 10.81	$ 12.83	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.17	.33	.17	.10
Net realized and unrealized gain (loss) on investment transactions	.62		(2.02)	(1.95)	1.45	1.34

Net increase (decrease) in net asset value from operations	.70		(1.85)	(1.62)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.17)	(.29)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.16)		(.49)	(.40)	(.23)	– 0	–

Net asset value, end of period	$ 9.01		$ 8.47	$ 10.81	$ 12.83	$ 11.44

Total Return
Total investment return based on net asset value(c)	8.24%		(16.10)%	(13.02)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,310		$110,551	$111,995	$60,216	$6,981
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.96	%(e)	.95%	.95%	1.01%	1.13%
Expenses, before waivers/reimbursements(d)	1.21	%(e)	1.24%	1.24%	1.41%	6.67%
Net investment income(b)	1.71	%(e)	2.24%	2.79%	1.44%	.96%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.50		$ 10.85	$ 12.88	$ 11.47	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.18	.38	.17	.07
Net realized and unrealized gain (loss) on investment transactions	.61		(2.02)	(1.99)	1.49	1.40

Net increase (decrease) in net asset value from operations	.70		(1.84)	(1.61)	1.66	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.19)	(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.32)	(.11)	(.01)	– 0	–

Total dividends and distributions	(.18)		(.51)	(.42)	(.25)	– 0	–

Net asset value, end of period	$ 9.02		$ 8.50	$ 10.85	$ 12.88	$ 11.47

Total Return
Total investment return based on net asset value(c)	8.26%		(15.78)%	(12.88)%	14.60%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,733		$24,725	$24,079	$19,306	$639
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.71	%(e)	.70%	.70%	.72%	.88%
Expenses, before waivers/reimbursements(d)	.88	%(e)	.92%	.90%	1.08%	7.62%
Net investment income(b)	1.97	%(e)	2.45%	3.15%	1.27%	.79%
Portfolio turnover rate	3%		9%	3%	11%	6%

See footnote summary on page 219.

176	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.35		$ 10.69	$ 12.70	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.14	.30	.19	.03
Net realized and unrealized gain (loss) on investment transactions	.61		(2.05)	(2.00)	1.50	1.21

Net increase (decrease) in net asset value from operations	.67		(1.91)	(1.70)	1.69	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.14)	(.24)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.13)		(.43)	(.31)	(.23)	– 0	–

Net asset value, end of period	$ 8.89		$ 8.35	$ 10.69	$ 12.70	$ 11.24

Total Return
Total investment return based on net asset value(c)	8.07%		(16.91)%	(13.67)%	15.08%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,556		$89,797	$73,959	$47,575	$4,240
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.04	%(e)	1.02%	1.02%	1.09%	1.19	%(f)
Expenses, before waivers/ reimbursements(d)	1.22	%(e)	1.33%	1.23%	1.72%	13.11	%(f)
Net investment income(b)	1.45	%(e)	1.88%	2.53%	1.54%	.35%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.25		$ 10.55	$ 12.56	$ 11.14	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.09	.22	.11	(.01)
Net realized and unrealized gain (loss) on investment transactions	.60		(2.02)	(1.98)	1.49	1.15

Net increase (decrease) in net asset value from operations	.63		(1.93)	(1.76)	1.60	1.14

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.08)	(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.08)		(.37)	(.25)	(.18)	– 0	–

Net asset value, end of period	$ 8.80		$ 8.25	$ 10.55	$ 12.56	$ 11.14

Total Return
Total investment return based on net asset value(c)	7.69%		(17.49)%	(14.29)%	14.35%	11.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,462		$1,433	$1,944	$1,580	$374
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.78%	1.89	%(f)
Expenses, before waivers/reimbursements(d)	1.97	%(e)	2.09%	1.96%	2.38%	16.08	%(f)
Net investment income (loss)(b)	.73	%(e)	1.27%	1.87%	.89%	(.14)%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

178	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.25		$ 10.56	$ 12.58	$ 11.15	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.08	.20	.03	(.03)
Net realized and unrealized gain (loss) on investment transactions	.60		(2.02)	(1.97)	1.58	1.18

Net increase (decrease) in net asset value from operations	.63		(1.94)	(1.77)	1.61	1.15

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.08)	(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.08)		(.37)	(.25)	(.18)	– 0	–

Net asset value, end of period	$ 8.80		$ 8.25	$ 10.56	$ 12.58	$ 11.15

Total Return
Total investment return based on net asset value(c)	7.69%		(17.57)%	(14.34)%	14.42%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,676		$4,270	$3,480	$2,217	$230
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.76%	1.89	%(f)
Expenses, before waivers/ reimbursements(d)	1.95	%(e)	2.07%	1.95%	2.26%	15.16	%(f)
Net investment income (loss)(b)	.71	%(e)	1.14%	1.72%	.26%	(.26)%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.40		$ 10.76	$ 12.76	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.16	.24	.27	.09
Net realized and unrealized gain (loss) on investment transactions	.62		(2.06)	(1.90)	1.47	1.17

Net increase (decrease) in net asset value from operations	.69		(1.90)	(1.66)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.17)	(.27)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.16)		(.46)	(.34)	(.24)	– 0	–

Net asset value, end of period	$ 8.93		$ 8.40	$ 10.76	$ 12.76	$ 11.26

Total Return
Total investment return based on net asset value(c)	8.19%		(16.71)%	(13.36)%	15.53%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,259		$7,365	$5,209	$480	$31
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.74	%(e)	.72%	.72%	.80%	.89	%(f)
Expenses, before waivers/ reimbursements(d)	.92	%(e)	1.03%	.94%	1.48%	22.50	%(f)
Net investment income(b)	1.68	%(e)	2.16%	2.10%	2.06%	.88%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

180	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.33		$ 10.66	$ 12.69	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.12	.26	.06	(.01)
Net realized and unrealized gain (loss) on investment transactions	.62		(2.04)	(1.98)	1.61	1.25

Net increase (decrease) in net asset value from operations	.67		(1.92)	(1.72)	1.67	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.12)	(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.12)		(.41)	(.31)	(.22)	– 0	–

Net asset value, end of period	$ 8.88		$ 8.33	$ 10.66	$ 12.69	$ 11.24

Total Return
Total investment return based on net asset value(c)	8.00%		(17.15)%	(13.87)%	14.88%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,098		$32,551	$26,546	$9,026	$636
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.24	%(e)	1.22%	1.22%	1.26%	1.39	%(f)
Expenses, before waivers/ reimbursements(d)	1.54	%(e)	1.58%	1.57%	2.00%	13.25	%(f)
Net investment income (loss)(b)	1.21	%(e)	1.64%	2.19%	.54%	(.10)%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.36		$ 10.70	$ 12.71	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.14	.29	.12	.04
Net realized and unrealized gain (loss) on investment transactions	.62		(2.05)	(1.98)	1.59	1.20

Net increase (decrease) in net asset value from operations	.68		(1.91)	(1.69)	1.71	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.14)	(.25)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.14)		(.43)	(.32)	(.24)	– 0	–

Net asset value, end of period	$ 8.90		$ 8.36	$ 10.70	$ 12.71	$ 11.24

Total Return
Total investment return based on net asset value(c)	8.16%		(16.97)%	(13.64)%	15.24%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$115,329		$100,789	$88,751	$42,433	$2,800
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.99	%(e)	.97%	.97%	1.02%	1.14	%(f)
Expenses, before waivers/ reimbursements(d)	1.22	%(e)	1.27%	1.28%	1.60%	10.94	%(f)
Net investment income(b)	1.45	%(e)	1.93%	2.47%	1.07%	.43%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

182	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.38		$ 10.74	$ 12.75	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.16	.32	.14	.09
Net realized and unrealized gain (loss) on investment transactions	.62		(2.06)	(1.99)	1.60	1.17

Net increase (decrease) in net asset value from operations	.70		(1.90)	(1.67)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.17)	(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.29)	(.07)	(.02)	– 0	–

Total dividends and distributions	(.17)		(.46)	(.34)	(.25)	– 0	–

Net asset value, end of period	$ 8.91		$ 8.38	$ 10.74	$ 12.75	$ 11.26

Total Return
Total investment return based on net asset value(c)	8.31%		(16.75)%	(13.46)%	15.54%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,409		$17,822	$16,718	$13,213	$755
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.74	%(e)	.72%	.72%	.75%	.89	%(f)
Expenses, before waivers/ reimbursements(d)	.89	%(e)	.94%	.95%	1.26%	14.42	%(f)
Net investment income(b)	1.73	%(e)	2.19%	2.72%	1.08%	.88%
Portfolio turnover rate	7%		6%	4%	6%	7%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.31		$ 10.71	$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.11	.27	.19	.03
Net realized and unrealized gain (loss) on investment transactions	.59		(2.11)	(2.02)	1.50	1.27

Net increase (decrease) in net asset value from operations	.64		(2.00)	(1.75)	1.69	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.12)	(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.40)	(.32)	(.21)	– 0	–

Net asset value, end of period	$ 8.84		$ 8.31	$ 10.71	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	7.65%		(17.83)%	(14.02)%	15.09%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,249		$63,738	$52,620	$34,491	$3,290
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.04	%(e)	1.02%	1.02%	1.09%	1.20	%(f)
Expenses, before waivers/reimbursements(d)	1.28	%(e)	1.43%	1.36%	1.96%	17.78	%(f)
Net investment income(b)	1.08	%(e)	1.57%	2.31%	1.48%	.35%
Portfolio turnover rate	6%		4%	4%	5%	10%
See footnote summary on page 219.

184	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.23		$ 10.59	$ 12.65	$ 11.22	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.07	.19	.10	(.05)
Net realized and unrealized gain (loss) on investment transactions	.57		(2.09)	(2.01)	1.49	1.27

Net increase (decrease) in net asset value from operations	.59		(2.02)	(1.82)	1.59	1.22

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.06)	(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.05)		(.34)	(.24)	(.16)	– 0	–

Net asset value, end of period	$ 8.77		$ 8.23	$ 10.59	$ 12.65	$ 11.22

Total Return
Total investment return based on net asset value(c)	7.22%		(18.42)%	(14.64)%	14.27%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,022		$960	$1,296	$1,051	$350
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.78%	1.90	%(f)
Expenses, before waivers/ reimbursements(d)	2.03	%(e)	2.19%	2.08%	2.65%	20.23	%(f)
Net investment income (loss)(b)	.36	%(e)	.99%	1.58%	.79%	(.47)%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.23		$ 10.59	$ 12.65	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01		.06	.17	.08	(.04)
Net realized and unrealized gain (loss) on investment transactions	.58		(2.08)	(1.99)	1.52	1.25

Net increase (decrease) in net asset value from operations	.59		(2.02)	(1.82)	1.60	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.06)	(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.05)		(.34)	(.24)	(.16)	– 0	–

Net asset value, end of period	$ 8.77		$ 8.23	$ 10.59	$ 12.65	$ 11.21

Total Return
Total investment return based on net asset value(c)	7.22%		(18.42)%	(14.64)%	14.37%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,692		$2,158	$1,984	$1,196	$398
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.78%	1.90	%(f)
Expenses, before waivers/reimbursements(d)	2.01	%(e)	2.17%	2.08%	2.63%	19.62	%(f)
Net investment income (loss)(b)	.30	%(e)	.90%	1.48%	.61%	(.38)%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

186	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.35		$ 10.77	$ 12.84	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.13	.26	.22	.05
Net realized and unrealized gain (loss) on investment transactions	.59		(2.13)	(1.98)	1.52	1.27

Net increase (decrease) in net asset value from operations	.65		(2.00)	(1.72)	1.74	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.14)	(.27)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.13)		(.42)	(.35)	(.22)	– 0	–

Net asset value, end of period	$ 8.87		$ 8.35	$ 10.77	$ 12.84	$ 11.32

Total Return
Total investment return based on net asset value(c)	7.75%		(17.65)%	(13.77)%	15.54%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,591		$5,872	$3,410	$942	$228
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.74	%(e)	.72%	.72%	.78%	.90	%(f)
Expenses, before waivers/reimbursements(d)	.98	%(e)	1.13%	1.08%	1.63%	19.84	%(f)
Net investment income(b)	1.32	%(e)	1.82%	2.21%	1.68%	.54%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.25		$ 10.64	$ 12.72	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.10	.19	.07	(.02)
Net realized and unrealized gain (loss) on investment transactions	.58		(2.10)	(1.96)	1.59	1.28

Net increase (decrease) in net asset value from operations	.62		(2.00)	(1.77)	1.66	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.11)	(.23)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.09)		(.39)	(.31)	(.20)	– 0	–

Net asset value, end of period	$ 8.78		$ 8.25	$ 10.64	$ 12.72	$ 11.26

Total Return
Total investment return based on net asset value(c)	7.51%		(18.00)%	(14.23)%	14.86%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,902		$21,675	$15,155	$4,446	$587
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.24	%(e)	1.22%	1.22%	1.27%	1.40	%(f)
Expenses, before waivers/reimbursements(d)	1.59	%(e)	1.65%	1.67%	2.27%	17.88	%(f)
Net investment income (loss)(b)	.83	%(e)	1.36%	1.71%	.56%	(.25)%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

188	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007	2006

Net asset value, beginning of period	$ 8.32		$ 10.70	$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.12	.27	.09	.03
Net realized and unrealized gain (loss) on investment transactions	.58		(2.10)	(2.02)	1.61	1.27

Net increase (decrease) in net asset value from operations	.63		(1.98)	(1.75)	1.70	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.12)	(.25)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.11)		(.40)	(.33)	(.22)	– 0	–

Net asset value, end of period	$ 8.84		$ 8.32	$ 10.70	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	7.58%		(17.68)%	(14.03)%	15.16%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,683		$64,028	$59,621	$27,908	$1,511
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.99	%(e)	.97%	.97%	1.02%	1.15	%(f)
Expenses, before waivers/reimbursements(d)	1.28	%(e)	1.35%	1.37%	1.75%	18.95	%(f)
Net investment income(b)	1.09	%(e)	1.65%	2.29%	.86%	.28%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010		Year Ended August 31,
	(unaudited)		2009	2008	2007	2006

Net asset value, beginning of period	$ 8.34		$ 10.75	$ 12.83	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.14	.32	.11	.05
Net realized and unrealized gain (loss) on investment transactions	.59		(2.12)	(2.05)	1.64	1.27

Net increase (decrease) in net asset value from operations	.65		(1.98)	(1.73)	1.75	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.15)	(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.28)	(.08)	(.01)	– 0	–

Total dividends and distributions	(.14)		(.43)	(.35)	(.24)	– 0	–

Net asset value, end of period	$ 8.85		$ 8.34	$ 10.75	$ 12.83	$ 11.32

Total Return
Total investment return based on net asset value(c)	7.74%		(17.57)%	(13.83)%	15.56%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,493		$13,469	$11,536	$8,530	$539
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	.74	%(e)	.72%	.72%	.74%	.90	%(f)
Expenses, before waivers/reimbursements(d)	.95	%(e)	1.02%	1.03%	1.43%	16.65	%(f)
Net investment income(b)	1.35	%(e)	1.88%	2.62%	.81%	.54%
Portfolio turnover rate	6%		4%	4%	5%	10%

See footnote summary on page 219.

190	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.49		$ 10.86	$ 12.89	$ 11.38		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.12	.25	.17		.02
Net realized and unrealized gain (loss) on investment transactions	.59		(2.12)	(2.00)	1.57		1.36

Net increase (decrease) in net asset value from operations	.64		(2.00)	(1.75)	1.74		1.38

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.12)	(.23)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.10)		(.37)	(.28)	(.23)		– 0	–

Net asset value, end of period	$ 9.03		$ 8.49	$ 10.86	$ 12.89		$ 11.38

Total Return
Total investment return based on net asset value(c)	7.59%		(17.68)%	(13.89)%	15.32%		13.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,485		$60,063	$44,222	$19,340		$1,764
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.04	%(e)	1.02%	1.02%	1.10	%(f)	1.21	%(f)
Expenses, before waivers/reimbursements(d)	1.33	%(e)	1.51%	1.49%	2.94	%(f)	32.68	%(f)
Net investment income(b)	1.08	%(e)	1.57%	2.12%	1.32%		.20%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.40		$ 10.75	$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.07	.20	.11		(.05)
Net realized and unrealized gain (loss) on investment transactions	.59		(2.11)	(2.03)	1.52		1.36

Net increase (decrease) in net asset value from operations	.61		(2.04)	(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.06)	(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.05)		(.31)	(.20)	(.16)		– 0	–

Net asset value, end of period	$ 8.96		$ 8.40	$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	7.31%		(18.31)%	(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$955		$914	$1,093	$925		$530
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.82	%(f)	1.91	%(f)
Expenses, before waivers/reimbursements(d)	2.08	%(e)	2.27%	2.21%	4.15	%(f)	35.10	%(f)
Net investment income (loss)(b)	.36	%(e)	.95%	1.69%	.91%		(.50)%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

192	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.41		$ 10.75	$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01		.06	.15	.08		(.03)
Net realized and unrealized gain (loss) on investment transactions	.59		(2.09)	(1.98)	1.55		1.34

Net increase (decrease) in net asset value from operations	.60		(2.03)	(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.06)	(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.05)		(.31)	(.20)	(.16)		– 0	–

Net asset value, end of period	$ 8.96		$ 8.41	$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	7.18%		(18.21)%	(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,782		$2,200	$1,561	$563		$155
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.80	%(f)	1.91	%(f)
Expenses, before waivers/reimbursements(d)	2.08	%(e)	2.28%	2.22%	3.94	%(f)	42.81	%(f)
Net investment income (loss)(b)	.29	%(e)	.86%	1.30%	.63%		(.32)%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.54		$ 10.93	$ 12.95	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.14	.21	.31		.10
Net realized and unrealized gain (loss) on investment transactions	.61		(2.14)	(1.93)	1.46		1.32

Net increase (decrease) in net asset value from operations	.67		(2.00)	(1.72)	1.77		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.14)	(.25)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.13)		(.39)	(.30)	(.24)		– 0	–

Net asset value, end of period	$ 9.08		$ 8.54	$ 10.93	$ 12.95		$ 11.42

Total Return
Total investment return based on net asset value(c)	7.84%		(17.51)%	(13.61)%	15.56%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,010		$5,368	$3,254	$242		$74
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.81	%(f)	.91	%(f)
Expenses, before waivers/reimbursements(d)	1.03	%(e)	1.21%	1.20%	3.06	%(f)	55.18	%(f)
Net investment income(b)	1.31	%(e)	1.82%	1.81%	2.37%		.97%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

194	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.44		$ 10.79	$ 12.84	$ 11.37		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.04		.10	.25	.00	(g)	.01
Net realized and unrealized gain (loss) on investment transactions	.59		(2.11)	(2.02)	1.71		1.36

Net increase (decrease) in net asset value from operations	.63		(2.01)	(1.77)	1.71		1.37

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.09)	(.23)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.09)		(.34)	(.28)	(.24)		– 0	–

Net asset value, end of period	$ 8.98		$ 8.44	$ 10.79	$ 12.84		$ 11.37

Total Return
Total investment return based on net asset value(c)	7.50%		(17.89)%	(14.09)%	15.08%		13.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,618		$20,975	$14,496	$5,335		$177
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)	1.22%	1.22%	1.26	%(f)	1.41	%(f)
Expenses, before waivers/reimbursements(d)	1.62	%(e)	1.70%	1.76%	3.07	%(f)	36.08	%(f)
Net investment income(b)	.87	%(e)	1.31%	2.06%	.01%		.06%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.48		$ 10.85	$ 12.88	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.12	.27	.09		.05
Net realized and unrealized gain (loss) on investment transactions	.60		(2.12)	(2.01)	1.66		1.35

Net increase (decrease) in net asset value from operations	.65		(2.00)	(1.74)	1.75		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.12)	(.24)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.12)		(.37)	(.29)	(.27)		– 0	–

Net asset value, end of period	$ 9.01		$ 8.48	$ 10.85	$ 12.88		$ 11.40

Total Return
Total investment return based on net asset value(c)	7.64%		(17.73)%	(13.83)%	15.40%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,714		$48,452	$36,392	$16,181		$501
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)	.97%	.97%	1.03	%(f)	1.16	%(f)
Expenses, before waivers/reimbursements(d)	1.31	%(e)	1.39%	1.47%	2.46	%(f)	33.28	%(f)
Net investment income(b)	1.07	%(e)	1.60%	2.27%	.85%		.53%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

196	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.51		$ 10.90	$ 12.92	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.14	.31	.11		.05
Net realized and unrealized gain (loss) on investment transactions	.60		(2.14)	(2.03)	1.67		1.37

Net increase (decrease) in net asset value from operations	.66		(2.00)	(1.72)	1.78		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.14)	(.25)	(.26)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.25)	(.05)	(.02)		– 0	–

Total dividends and distributions	(.14)		(.39)	(.30)	(.28)		– 0	–

Net asset value, end of period	$ 9.03		$ 8.51	$ 10.90	$ 12.92		$ 11.42

Total Return
Total investment return based on net asset value(c)	7.76%		(17.52)%	(13.60)%	15.67%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,222		$11,225	$9,682	$6,087		$272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.76	%(f)	.91	%(f)
Expenses, before waivers/reimbursements(d)	.98	%(e)	1.07%	1.14%	1.92	%(f)	29.45	%(f)
Net investment income(b)	1.33	%(e)	1.87%	2.59%	.86%		.48%
Portfolio turnover rate	8%		5%	6%	7%		20%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.38		$ 10.76	$ 12.90	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.12	.26	.19		.04
Net realized and unrealized gain (loss) on investment transactions	.59		(2.14)	(2.03)	1.49		1.38

Net increase (decrease) in net asset value from operations	.64		(2.02)	(1.77)	1.68		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.11)	(.23)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.15)		(.36)	(.37)	(.20)		– 0	–

Net asset value, end of period	$ 8.87		$ 8.38	$ 10.76	$ 12.90		$ 11.42

Total Return
Total investment return based on net asset value(c)	7.68%		(18.02)%	(14.12)%	14.85%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,359		$37,782	$31,511	$18,710		$1,057
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)	1.02%	1.02%	1.11	%(f)	1.23	%(f)
Expenses, before waivers/reimbursements(d)	1.49	%(e)	1.76%	1.82%	2.91	%(f)	44.80	%(f)
Net investment income(b)	1.06	%(e)	1.58%	2.23%	1.49%		.44%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

198	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.27		$ 10.64	$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.06	.21	.10		(.03)
Net realized and unrealized gain (loss) on investment transactions	.58		(2.11)	(2.03)	1.47		1.37

Net increase (decrease) in net asset value from operations	.60		(2.05)	(1.82)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.07)	(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.10)		(.32)	(.30)	(.15)		– 0	–

Net asset value, end of period	$ 8.77		$ 8.27	$ 10.64	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	7.20%		(18.63)%	(14.60)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345		$321	$314	$319		$140
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.81	%(f)	1.93	%(f)
Expenses, before waivers/reimbursements(d)	2.28	%(e)	2.58%	2.54%	3.97	%(f)	54.54	%(f)
Net investment income (loss)(b)	.36	%(e)	.87%	1.73%	.77%		(.28)%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.26		$ 10.63	$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.06	.16	.11		(.07)
Net realized and unrealized gain (loss) on investment transactions	.58		(2.11)	(1.99)	1.46		1.41

Net increase (decrease) in net asset value from operations	.60		(2.05)	(1.83)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.07)	(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.10)		(.32)	(.30)	(.15)		– 0	–

Net asset value, end of period	$ 8.76		$ 8.26	$ 10.63	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	7.21%		(18.65)%	(14.68)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,522		$1,440	$993	$344		$129
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%	1.81	%(f)	1.93	%(f)
Expenses, before waivers/reimbursements(d)	2.24	%(e)	2.53%	2.55%	4.04	%(f)	66.89	%(f)
Net investment income (loss)(b)	.37	%(e)	.85%	1.35%	.91%		(.73)%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

200	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.43		$ 10.83	$ 12.95	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.13	.25	.24		.09
Net realized and unrealized gain (loss) on investment transactions	.60		(2.14)	(1.98)	1.47		1.36

Net increase (decrease) in net asset value from operations	.66		(2.01)	(1.73)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.14)	(.25)	(.20)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.18)		(.39)	(.39)	(.21)		– 0	–

Net asset value, end of period	$ 8.91		$ 8.43	$ 10.83	$ 12.95		$ 11.45

Total Return
Total investment return based on net asset value(c)	7.78%		(17.81)%	(13.74)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,061		$4,473	$2,046	$596		$245
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.80	%(f)	.93	%(f)
Expenses, before waivers/reimbursements(d)	1.19	%(e)	1.46%	1.52%	3.13	%(f)	52.18	%(f)
Net investment income(b)	1.30	%(e)	1.81%	2.19%	1.85%		.85%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.31		$ 10.70	$ 12.84	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.04		.10	.20	.05		.02
Net realized and unrealized gain (loss) on investment transactions	.59		(2.13)	(1.98)	1.59		1.38

Net increase (decrease) in net asset value from operations	.63		(2.03)	(1.78)	1.64		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.11)	(.22)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.14)		(.36)	(.36)	(.20)		– 0	–

Net asset value, end of period	$ 8.80		$ 8.31	$ 10.70	$ 12.84		$ 11.40

Total Return
Total investment return based on net asset value(c)	7.61%		(18.27)%	(14.22)%	14.50%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,217		$12,833	$7,636	$2,620		$210
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)	1.22%	1.22%	1.27	%(f)	1.43	%(f)
Expenses, before waivers/reimbursements(d)	1.74	%(e)	1.90%	2.01%	3.18	%(f)	45.90	%(f)
Net investment income(b)	.82	%(e)	1.34%	1.72%	.40%		.17%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

202	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.36		$ 10.74	$ 12.88	$ 11.43		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.12	.27	.11		.04
Net realized and unrealized gain (loss) on investment transactions	.58		(2.13)	(2.03)	1.56		1.39

Net increase (decrease) in net asset value from operations	.63		(2.01)	(1.76)	1.67		1.43

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.12)	(.24)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.16)		(.37)	(.38)	(.22)		– 0	–

Net asset value, end of period	$ 8.83		$ 8.36	$ 10.74	$ 12.88		$ 11.43

Total Return
Total investment return based on net asset value(c)	7.59%		(17.95)%	(14.03)%	14.76%		14.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,835		$26,638	$19,539	$9,458		$484
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)	.97%	.97%	1.04	%(f)	1.18	%(f)
Expenses, before waivers/reimbursements(d)	1.43	%(e)	1.60%	1.72%	2.62	%(f)	44.54	%(f)
Net investment income(b)	1.07	%(e)	1.60%	2.29%	1.04%		.43%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,
			2009	2008	2007		2006

Net asset value, beginning of period	$ 8.38		$ 10.78	$ 12.92	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.13	.30	.12		.04
Net realized and unrealized gain (loss) on investment transactions	.59		(2.13)	(2.04)	1.59		1.41

Net increase (decrease) in net asset value from operations	.65		(2.00)	(1.74)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.15)	(.26)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	(.05)		(.25)	(.14)	(.01)		– 0	–

Total dividends and distributions	(.19)		(.40)	(.40)	(.24)		– 0	–

Net asset value, end of period	$ 8.84		$ 8.38	$ 10.78	$ 12.92		$ 11.45

Total Return
Total investment return based on net asset value(c)	7.76%		(17.76)%	(13.85)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,752		$7,694	$4,439	$2,213		$97
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.75	%(f)	.93	%(f)
Expenses, before waivers/reimbursements(d)	1.09	%(e)	1.27%	1.37%	2.13	%(f)	52.64	%(f)
Net investment income(b)	1.31	%(e)	1.81%	2.48%	.78%		.39%
Portfolio turnover rate	4%		6%	5%	13%		13%

See footnote summary on page 219.

204	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.06		$ 8.59	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.09	.15	(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.51		(1.48)	(1.27)		(.12)

Net increase (decrease) in net asset value from operations	.55		(1.39)	(1.12)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.08)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 7.53		$ 7.06	$ 8.59		$ 9.86

Total Return
Total investment return based on net asset value(c)	7.72%		(15.77)%	(11.53)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,501		$3,462	$795		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)	1.02%	1.02%		1.09	%(e)(f)
Expenses, before waivers/reimbursements(d)	4.04	%(e)	7.11%	54.01%		649.75	%(e)(f)
Net investment income (loss)(b)	1.09	%(e)	1.40%	1.66	%(i)	(1.02	)%(e)
Portfolio turnover rate	14%		46%	893%		8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01		.06	.11	(i)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.51		(1.50)	(1.29)		(.12)

Net increase (decrease) in net asset value from operations	.52		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 7.48		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	7.40%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32		$30	$32		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%		1.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	4.88	%(e)	8.64%	71.00%		649.78	%(e)(f)
Net investment income (loss)(b)	.36	%(e)	.93%	1.27	%(i)	(1.72	)%(e)
Portfolio turnover rate	14%		46%	893%		8%

See footnote summary on page 219.

206	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01		.05	.08	(i)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.52		(1.49)	(1.26)		(.12)

Net increase (decrease) in net asset value from operations	.53		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 7.49		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	7.55%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138		$120	$52		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.72%		1.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	4.76	%(e)	8.05%	61.58%		649.72	%(e)(f)
Net investment income (loss)(b)	.33	%(e)	.81%	.94	%(i)	(1.72	)%(e)
Portfolio turnover rate	14%		46%	893%		8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,		June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.09		$ 8.62	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	.51		(1.48)	(1.23)	(.12)

Net increase (decrease) in net asset value from operations	.56		(1.38)	(1.09)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.04)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.09)		(.15)	(.16)	– 0	–

Net asset value, end of period	$ 7.56		$ 7.09	$ 8.62	$ 9.87

Total Return
Total investment return based on net asset value(c)	7.95%		(15.66)%	(11.25)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,835		$1,178	$305	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	3.76	%(e)	6.75%	41.52%	648.81	%(e)(f)
Net investment income (loss)(b)	1.26	%(e)	1.69%	1.64%	(.72	)%(e)
Portfolio turnover rate	14%		46%	893%	8%

See footnote summary on page 219.

208	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.06		$ 8.60	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.07	(.03	)(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.51		(1.48)	(1.10)		(.12)

Net increase (decrease) in net asset value from operations	.54		(1.41)	(1.13)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.02)	(.12)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.10)		(.13)	(.13)		– 0	–

Net asset value, end of period	$ 7.50		$ 7.06	$ 8.60		$ 9.86

Total Return
Total investment return based on net asset value(c)	7.61%		(16.08)%	(11.67)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,941		$1,540	$258		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)	1.22%	1.22%		1.29	%(e)(f)
Expenses, before waivers/reimbursements(d)	3.89	%(e)	6.38%	23.00%		596.22	%(e)(f)
Net investment income (loss)(b)	.89	%(e)	1.12%	(.12	)%(i)	(1.22	)%(e)
Portfolio turnover rate	14%		46%	893%		8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.08		$ 8.61	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.07	.08	(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.51		(1.46)	(1.18)		(.12)

Net increase (decrease) in net asset value from operations	.55		(1.39)	(1.10)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.11)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 7.52		$ 7.08	$ 8.61		$ 9.86

Total Return
Total investment return based on net asset value(c)	7.78%		(15.76)%	(11.32)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,902		$3,959	$758		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)	.97%	.97%		1.04	%(e)(f)
Expenses, before waivers/reimbursements(d)	3.62	%(e)	6.14%	30.40%		595.99	%(e)(f)
Net investment income (loss)(b)	.98	%(e)	1.32%	.95	%(i)	(.97	)%(e)
Portfolio turnover rate	14%		46%	893%		8%

See footnote summary on page 219.

210	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,		June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 7.09		$ 8.61	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	.52		(1.48)	(1.24)	(.12)

Net increase (decrease) in net asset value from operations	.57		(1.38)	(1.10)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.03)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.13)		(.14)	(.16)	– 0	–

Net asset value, end of period	$ 7.53		$ 7.09	$ 8.61	$ 9.87

Total Return
Total investment return based on net asset value(c)	8.01%		(15.59)%	(11.35)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$830		$787	$216	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	3.25	%(e)	6.02%	41.80%	595.86	%(e)(f)
Net investment income (loss)(b)	1.38	%(e)	1.67%	1.51%	(.72	)%(e)
Portfolio turnover rate	14%		46%	893%	8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class A
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	June 29, 2007(h) to August 31, 2007
2009	2008

Net asset value, beginning of period	$ 6.87	$ 8.38	$ 9.85	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04	.07	.13	(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.47	(1.54)	(1.20)	(.13)

Net increase (decrease) in net asset value from operations	.51	(1.47)	(1.07)	(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.01)	– 0	–	(.27)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.01)	(.04)	(.40)	– 0	–

Net asset value, end of period	$ 7.37	$ 6.87	$ 8.38	$ 9.85

Total Return
Total investment return based on net asset value(c)	7.44%	(17.45)%	(11.40)%	(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$780	$690	$343	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.04	%(e)	1.02%	1.04	%(f)	1.03	%(e)(f)
Expenses, before waivers/reimbursements(d)	13.64	%(e)	23.03%	98.75	%(f)	643.42	%(e)(f)
Net investment income (loss)(b)	1.07	%(e)	1.20%	1.45	%(i)	(1.02	)%(e)
Portfolio turnover rate	20%	83%	42%	8%

See footnote summary on page 219.

212	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class B
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	June 29, 2007(h) to August 31, 2007
2009	2008

Net asset value, beginning of period	$ 6.78	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01	.05	.15	(i)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.47	(1.57)	(1.28)	(.13)

Net increase (decrease) in net asset value from operations	.48	(1.52)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 7.26	$ 6.78	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	7.08%	(18.14)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20	$18	$13	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.74	%(f)	1.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	14.50	%(e)	24.65%	189.38	%(f)	638.66	%(e)(f)
Net investment income (loss)(b)	.36	%(e)	.85%	1.61	%(i)	(1.72	)%(e)
Portfolio turnover rate	20%	83%	42%	8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class C
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	June 29, 2007(h) to August 31, 2007
2009	2008

Net asset value, beginning of period	$ 6.77	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.01	.08	.16	(i)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.47	(1.61)	(1.29)	(.13)

Net increase (decrease) in net asset value from operations	.48	(1.53)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 7.25	$ 6.77	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	7.09%	(18.26)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34	$20	$37	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.74	%(e)	1.72%	1.74	%(f)	1.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	14.66	%(e)	24.79%	190.03	%(f)	638.66	%(e)(f)
Net investment income (loss)(b)	.21	%(e)	1.34%	1.74	%(i)	(1.72	)%(e)
Portfolio turnover rate	20%	83%	42%	8%
See footnote summary on page 219.

214	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	June 29, 2007(h) to August 31, 2007
2009	2008

Net asset value, beginning of period	$ 6.90	$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05	.10	.18	(.01)
Net realized and unrealized gain (loss) on investment transactions	.47	(1.57)	(1.22)	(.13)

Net increase (decrease) in net asset value from operations	.52	(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.03)	– 0	–	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.03)	(.04)	(.41)	– 0	–

Net asset value, end of period	$ 7.39	$ 6.90	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	7.52%	(17.39)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$419	$248	$50	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.74	%(f)	.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	13.44	%(e)	22.45%	127.65	%(f)	637.93	%(e)(f)
Net investment income (loss)(b)	1.25	%(e)	1.68%	2.04%	(.72	)%(e)
Portfolio turnover rate	20%	83%	42%	8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 6.79		$ 8.38	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.08	.04	(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.46		(1.58)	(1.13)		(.13)

Net increase (decrease) in net asset value from operations	.49		(1.50)	(1.09)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.12)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 7.16		$ 6.79	$ 8.38		$ 9.85

Total Return
Total investment return based on net asset value(c)	7.21%		(17.71)%	(11.55)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$328		$268	$242		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.24	%(e)	1.22%	1.22%		1.23	%(e)(f)
Expenses, before waivers/reimbursements(d)	11.86	%(e)	20.50%	89.30%		586.71	%(e)(f)
Net investment income (loss)(b)	.89	%(e)	1.33%	.51	%(i)	(1.22	)%(e)
Portfolio turnover rate	20%		83%	42%		8%

See footnote summary on page 219.

216	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,			June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 6.83		$ 8.41	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.08	.19	(i)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.47		(1.57)	(1.25)		(.13)

Net increase (decrease) in net asset value from operations	.51		(1.49)	(1.06)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.13)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 7.21		$ 6.83	$ 8.41		$ 9.85

Total Return
Total investment return based on net asset value(c)	7.43%		(17.42)%	(11.26)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,596		$1,265	$302		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.99	%(e)	.97%	.97%		.98	%(e)(f)
Expenses, before waivers/reimbursements(d)	11.64	%(e)	19.84%	87.41%		586.41	%(e)(f)
Net investment income (loss)(b)	1.07	%(e)	1.46%	2.17	%(i)	(.97	)%(e)
Portfolio turnover rate	20%		83%	42%		8%

See footnote summary on page 219.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,		June 29, 2007(h) to August 31, 2007
			2009	2008

Net asset value, beginning of period	$ 6.84		$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.10	.17	(.01)
Net realized and unrealized gain (loss) on investment transactions	.44		(1.57)	(1.21)	(.13)

Net increase (decrease) in net asset value from operations	.51		(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.06)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.14)		(.10)	(.41)	– 0	–

Net asset value, end of period	$ 7.21		$ 6.84	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	7.51%		(17.21)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111		$186	$48	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.74	%(e)	.72%	.72%	.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	11.37	%(e)	19.85%	129.39%	586.25	%(e)(f)
Net investment income (loss)(b)	1.90	%(e)	1.62%	2.01%	(.72	)%(e)
Portfolio turnover rate	20%		83%	42%	8%

See footnote summary on page 219.

218	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or redemption of strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the six months ended February 28, 2010, the estimated annualized blended expense ratios were .03% for Strategies 2000, 2005, 2010, 2015, 2020 and 2025, and .02% for Strategies 2030, 2035, 2040, 2045, 2050 and 2055. For the years ended August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .04%, .04%, .04% and .07%, respectively, for each of the Strategies.

(e)	Annualized.

(f)	Ratios reflect expenses grossed up, where applicable for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

	Year Ended August 31, 2008
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2055	1.02%	1.72%	1.72%	.72%	—	—	—
	Year Ended August 31, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	.90%	1.57%	1.59%	.63%	1.05%	.82%	.54%
2040	1.08%	1.80%	1.78%	.79%	1.24%	1.02%	.74%
2045	1.09%	1.79%	1.79%	.79%	1.25%	1.02%	.73%
2050	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%
2055	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%
	Year Ended August 31, 2006
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	1.03%	1.73%	1.73%	0.73%	1.23%	0.98%	0.73%
2030	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2035	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2040	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%
2045	1.18%	1.88%	1.88%	0.88%	1.38%	1.13%	0.88%

(g)	Amount is less than $.005.

(h)	Commencement of operations.

(i)	Net of fees and expenses waived by the Distributor.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	219

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2) , Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2) , Vice President

Christopher H. Nikolich (2), Vice President

Patrick J. Rudden(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

KPMG LLP
345 Park Avenue
New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Masters, Fontaine, Lee, Nikolich and Rudden are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

220	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Board of Directors

The information on pages 221-323 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 29, 2010 financial statements. A copy of the underlying Portfolios’ unaudited semi-annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

U.S. VALUE PORTFOLIO

U.S. LARGE CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	221

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

222	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 1.9% or less in the following countries: Brazil, China, Denmark, India, Israel, Kazakhstan, New Zealand, Russia, South Africa, Taiwan and Turkey.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	223

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 2.3% or less into the following countries: Canada, Denmark, Hong Kong, India, Ireland, Norway, South Africa, South Korea, Sweden and Taiwan.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

224	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

SMALL-MID CAP VALUE PORTFOLIO

SMALL-MID CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	225

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

SHORT DURATION BOND PORTFOLIO

INTERMEDIATE DURATION BOND PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

226	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

INFLATION PROTECTED SECURITIES PORTFOLIO

HIGH-YIELD PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	227

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Financials – 21.1%
Capital Markets – 6.0%
Ameriprise Financial, Inc.	552,700	$22,124,581
Deutsche Bank AG	309,100	19,627,850
Goldman Sachs Group, Inc. (The)	411,300	64,306,755
Morgan Stanley	927,500	26,136,950

		132,196,136

Commercial Banks – 5.2%
BB&T Corp.	757,400	21,608,622
US Bancorp	921,900	22,687,959
Wells Fargo & Co.	2,531,400	69,208,476

		113,505,057

Diversified Financial Services – 6.1%
Bank of America Corp.	3,498,800	58,290,008
Citigroup, Inc.(a)	3,631,500	12,347,100
JPMorgan Chase & Co.	1,523,800	63,953,886

		134,590,994

Insurance – 3.8%
ACE Ltd.(a)	181,400	9,068,186
Allstate Corp. (The)	381,400	11,918,750
Everest Re Group Ltd.	65,500	5,595,010
PartnerRe Ltd.	66,100	5,262,221
Travelers Cos., Inc. (The)	414,500	21,798,555
Unum Group	555,100	11,551,631
XL Capital Ltd. – Class A	951,600	17,385,732

		82,580,085

		462,872,272

Energy – 16.9%
Energy Equipment & Services – 1.7%
Ensco International PLC (Sponsored ADR)	390,000	17,226,300
Noble Corp.(a)	260,600	11,012,956
Rowan Cos., Inc.(a)	386,318	10,051,994

		38,291,250

Oil, Gas & Consumable Fuels – 15.2%
Apache Corp.	114,200	11,835,688
Chevron Corp.	545,100	39,410,730
Cimarex Energy Co.	398,100	23,790,456
ConocoPhillips	1,272,300	61,070,400
Devon Energy Corp.	552,500	38,045,150
Exxon Mobil Corp.	1,076,000	69,940,000
Forest Oil Corp.(a)	519,300	14,073,030
Newfield Exploration Co.(a)	287,300	14,672,411
Nexen, Inc.	1,013,600	22,806,000

228	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Occidental Petroleum Corp.	192,500	$15,371,125
Valero Energy Corp.	1,308,500	22,924,920

		333,939,910

		372,231,160

Consumer Discretionary – 16.0%
Auto Components – 0.5%
TRW Automotive Holdings Corp.(a)	382,500	10,277,775

Automobiles – 1.3%
Ford Motor Co.(a)	2,532,800	29,735,072

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	408,500	11,548,295

Household Durables – 2.3%
DR Horton, Inc.	686,400	8,483,904
Fortune Brands, Inc.	41,500	1,818,945
Garmin Ltd.	386,600	12,351,870
NVR, Inc.(a)	24,000	16,999,200
Pulte Homes, Inc.(a)	1,042,900	11,294,607

		50,948,526

Media – 6.2%
CBS Corp. – Class B	1,544,900	20,068,251
News Corp. – Class A	2,154,400	28,804,328
Time Warner Cable, Inc. – Class A	752,600	35,138,894
Time Warner, Inc.	1,086,100	31,540,344
Viacom, Inc. – Class B(a)	699,500	20,740,175

		136,291,992

Multiline Retail – 1.0%
JC Penney Co., Inc.	312,300	8,613,234
Macy’s, Inc.	725,800	13,899,070

		22,512,304

Specialty Retail – 3.5%
Foot Locker, Inc.	540,900	7,015,473
Home Depot, Inc.	763,300	23,814,960
Limited Brands, Inc.	477,800	10,564,158
Lowe’s Cos., Inc.	486,000	11,523,060
Office Depot, Inc.(a)	1,962,100	14,166,362
Ross Stores, Inc.	190,200	9,302,682

		76,386,695

Textiles, Apparel & Luxury Goods – 0.7%
Jones Apparel Group, Inc.	864,600	14,577,156

		352,277,815

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	229

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 9.2%
Health Care Providers & Services – 2.3%
Aetna, Inc.	656,700	$19,694,433
UnitedHealth Group, Inc.(a)	294,400	9,968,384
WellPoint, Inc.(a)	339,200	20,986,304

		50,649,121

Pharmaceuticals – 6.9%
Merck & Co., Inc.	1,592,700	58,738,776
Mylan, Inc.(a)	646,000	13,785,640
Pfizer, Inc.	4,445,400	78,016,770

		150,541,186

		201,190,307

Consumer Staples – 8.9%
Beverages – 1.2%
Coca-Cola Enterprises, Inc.	596,200	15,232,910
Constellation Brands, Inc. – Class A(a)	732,900	11,022,816

		26,255,726

Food & Staples Retailing – 0.7%
Supervalu, Inc.	961,100	14,675,997

Food Products – 4.0%
Archer-Daniels-Midland Co.	733,100	21,523,816
Bunge Ltd.	228,000	13,586,520
Dean Foods Co.(a)	593,200	8,654,788
Kraft Foods, Inc. – Class A	663,400	18,860,462
Sara Lee Corp.	953,700	12,932,172
Smithfield Foods, Inc.(a)	330,700	5,691,347
Tyson Foods, Inc. – Class A	426,100	7,260,744

		88,509,849

Household Products – 1.4%
Kimberly-Clark Corp.	70,300	4,270,022
Procter & Gamble Co. (The)	436,300	27,609,064

		31,879,086

Tobacco – 1.6%
Altria Group, Inc.	840,600	16,912,872
Reynolds American, Inc.	325,600	17,191,680

		34,104,552

		195,425,210

Information Technology – 8.0%
Communications Equipment – 3.4%
Ciena Corp.(a)	35,325	506,561
JDS Uniphase Corp.(a)	722,800	7,755,644
Motorola, Inc.(a)	6,007,900	40,613,404

230	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Nokia Oyj (Sponsored ADR) – Class A	1,294,900	$17,442,303
Tellabs, Inc.	1,150,200	7,947,882

		74,265,794

Computers & Peripherals – 1.4%
Dell, Inc.(a)	1,168,000	15,452,640
Seagate Technology(a)	610,000	12,145,100
Western Digital Corp.(a)	72,800	2,812,264

		30,410,004

Electronic Equipment, Instruments & Components – 1.6%
Corning, Inc.	680,800	12,002,504
Tyco Electronics Ltd.	851,200	21,816,256
Vishay Intertechnology, Inc.(a)	83,800	858,950

		34,677,710

Internet Software & Services – 0.1%
AOL, Inc.(a)	114,236	2,830,768

IT Services – 0.5%
Accenture PLC	267,400	10,687,978

Semiconductors & Semiconductor Equipment – 0.2%
Teradyne, Inc.(a)	556,400	5,558,436

Software – 0.8%
Symantec Corp.(a)	1,008,287	16,687,150

		175,117,840

Industrials – 6.6%
Aerospace & Defense – 1.1%
Northrop Grumman Corp.	294,400	18,034,944
Raytheon Co.	121,600	6,838,784

		24,873,728

Electrical Equipment – 0.3%
Cooper Industries PLC	167,600	7,602,336

Industrial Conglomerates – 3.6%
General Electric Co.	4,435,200	71,229,312
Textron, Inc.	381,500	7,599,480

		78,828,792

Machinery – 1.3%
Ingersoll-Rand PLC	666,400	21,264,824
SPX Corp.	104,800	6,234,552

		27,499,376

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	231

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Road & Rail – 0.3%
Hertz Global Holdings, Inc.(a)	581,300	$5,464,220

		144,268,452

Telecommunication Services – 5.8%
Diversified Telecommunication Services – 4.2%
AT&T, Inc.	2,800,362	69,476,981
Verizon Communications, Inc.	780,700	22,585,651

		92,062,632

Wireless Telecommunication Services – 1.6%
Sprint Nextel Corp.(a)	5,664,200	18,861,786
Vodafone Group PLC (Sponsored ADR)	717,800	15,626,506

		34,488,292

		126,550,924

Materials – 4.0%
Chemicals – 1.4%
EI du Pont de Nemours & Co.	733,900	24,747,108
Huntsman Corp.	520,580	7,147,563

		31,894,671

Containers & Packaging – 0.3%
Sonoco Products Co.	210,400	6,223,632

Metals & Mining – 2.3%
AK Steel Holding Corp.	552,300	11,891,019
Freeport-McMoRan Copper & Gold, Inc.	350,200	26,321,032
Steel Dynamics, Inc.	721,000	11,773,930

		49,985,981

		88,104,284

Utilities – 0.7%
Electric Utilities – 0.2%
Edison International	172,800	5,638,464

Independent Power Producers & Energy Traders – 0.2%
RRI Energy, Inc.(a)	982,400	4,175,200

Multi-Utilities – 0.3%
CMS Energy Corp.	277,400	4,235,898
NiSource, Inc.	164,300	2,467,786

		6,703,684

		16,517,348

Total Common Stocks (cost $2,017,437,693)		2,134,555,612

232	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(b) (cost $57,915,741)	57,915,741	$57,915,741

Total Investments – 99.9% (cost $2,075,353,434)		2,192,471,353
Other assets less liabilities – 0.1%		2,975,360

Net Assets – 100.0%		$2,195,446,713

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	233

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 30.3%
Communications Equipment – 3.6%
Cisco Systems, Inc.(a)	1,633,500	$39,743,055
QUALCOMM, Inc.	812,400	29,806,956
Research In Motion Ltd.(a)	126,500	8,966,320

		78,516,331

Computers & Peripherals – 12.5%
Apple, Inc.(a)	750,160	153,497,739
EMC Corp.(a)	2,710,200	47,401,398
Hewlett-Packard Co.	1,408,350	71,530,097

		272,429,234

Internet Software & Services – 6.0%
Google, Inc. – Class A(a)	250,290	131,852,772

Semiconductors & Semiconductor Equipment – 6.1%
Broadcom Corp. – Class A	824,400	25,820,208
Intel Corp.	4,122,600	84,636,978
KLA-Tencor Corp.	811,000	23,624,430

		134,081,616

Software – 2.1%
Microsoft Corp.	1,606,100	46,030,826

		662,910,779

Health Care – 17.4%
Biotechnology – 6.1%
Celgene Corp.(a)	276,800	16,475,136
Gilead Sciences, Inc.(a)	2,049,950	97,598,119
Vertex Pharmaceuticals, Inc.(a)	438,000	17,787,180

		131,860,435

Health Care Equipment & Supplies – 8.3%
Alcon, Inc.	756,350	120,804,222
Baxter International, Inc.	563,700	32,091,441
Covidien PLC	594,800	29,216,576

		182,112,239

Health Care Providers & Services – 0.5%
Medco Health Solutions, Inc.(a)	183,200	11,585,568

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	915,100	54,915,151

		380,473,393

234	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 16.0%
Capital Markets – 8.5%
Blackstone Group LP	2,693,500	$37,655,130
Credit Suisse Group AG (Sponsored ADR)	291,500	13,000,900
Franklin Resources, Inc.	264,800	26,935,456
Goldman Sachs Group, Inc. (The)	687,000	107,412,450

		185,003,936

Diversified Financial Services – 7.2%
Bank of America Corp.	1,801,700	30,016,322
CME Group, Inc. – Class A	54,775	16,525,070
JPMorgan Chase & Co.	2,648,400	111,153,348

		157,694,740

Insurance – 0.3%
Principal Financial Group, Inc.	332,900	7,726,609

		350,425,285

Consumer Discretionary – 9.0%
Auto Components – 1.6%
Johnson Controls, Inc.	1,105,500	34,381,050

Automobiles – 1.2%
Ford Motor Co.(a)	2,232,300	26,207,202

Hotels, Restaurants & Leisure – 0.5%
Hyatt Hotels Corp.(a)	291,800	9,754,874

Media – 1.3%
Comcast Corp. – Class A	1,165,400	19,159,176
Walt Disney Co. (The)	324,300	10,131,132

		29,290,308

Multiline Retail – 4.2%
Kohl’s Corp.(a)	943,600	50,784,552
Target Corp.	807,300	41,592,096

		92,376,648

Specialty Retail – 0.2%
Home Depot, Inc.	140,200	4,374,240

		196,384,322

Industrials – 9.0%
Air Freight & Logistics – 0.3%
FedEx Corp.	81,400	6,899,464

Electrical Equipment – 2.3%
Cooper Industries PLC	773,000	35,063,280
Vestas Wind Systems A/S (ADR)(a)	822,800	13,576,200

		48,639,480

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	235

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 6.4%
Danaher Corp.	682,600	$50,491,922
Dover Corp.	633,300	28,663,158
Illinois Tool Works, Inc.	1,340,000	60,996,800

		140,151,880

		195,690,824

Energy – 8.2%
Energy Equipment & Services – 5.2%
Cameron International Corp.(a)	721,700	29,683,521
Schlumberger Ltd.	1,371,935	83,825,228

		113,508,749

Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	85,200	8,013,060
Noble Energy, Inc.	483,500	35,121,440
Occidental Petroleum Corp.	93,800	7,489,930
Suncor Energy, Inc.	535,500	15,481,305

		66,105,735

		179,614,484

Consumer Staples – 5.1%
Beverages – 2.2%
Anheuser-Busch InBev NV (Sponsored ADR)(a)	164,100	8,196,795
PepsiCo, Inc.	652,300	40,749,181

		48,945,976

Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	750,900	45,782,373
CVS Caremark Corp.	243,000	8,201,250
Wal-Mart Stores, Inc.	80,050	4,328,304

		58,311,927

Tobacco – 0.2%
Philip Morris International, Inc.	96,400	4,721,672

		111,979,575

Materials – 3.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	161,320	11,063,326
Dow Chemical Co. (The)	537,500	15,216,625

		26,279,951

Metals & Mining – 2.6%
ArcelorMittal (New York)	547,250	20,915,895
Freeport-McMoRan Copper & Gold, Inc.	416,700	31,319,172
Vale SA (Sponsored ADR) – Class B	133,600	3,722,096

		55,957,163

		82,237,114

Total Common Stocks (cost $1,779,371,020)		2,159,715,776

236	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(b) (cost $21,820,040)	21,820,040	$21,820,040

Total Investments – 99.8% (cost $1,801,191,060)		2,181,535,816
Other assets less liabilities – 0.2%		3,481,577

Net Assets – 100.0%		$2,185,017,393

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

LP – Limited Partnership

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	237

U.S. Large Cap Growth Portfolio—Portfolio of Investments

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Equity: Other – 41.7%
Diversified/Specialty – 36.7%
Alexandria Real Estate Equities, Inc.	79,306	$4,886,836
BioMed Realty Trust, Inc.	621,945	9,609,050
British Land Co. PLC	1,628,812	10,931,703
Canadian Real Estate Investment Trust	314,162	8,404,923
CB Richard Ellis Group, Inc. – Class A(a)	467,600	6,172,320
Crown Castle International Corp.(a)	138,600	5,239,080
Dexus Property Group	6,788,000	5,005,130
Digital Realty Trust, Inc.	259,700	13,395,326
DuPont Fabros Technology, Inc.(a)	274,659	5,383,316
Entertainment Properties Trust	265,400	10,143,588
Fonciere Des Regions	66,600	6,640,962
GPT Group	20,552,000	10,553,975
H&R Real Estate Investment Trust	335,100	5,222,999
Henderson Land Development Co., Ltd.	1,739,000	11,746,862
Jones Lang LaSalle, Inc.	77,600	4,942,344
Kerry Properties Ltd.	2,432,191	11,523,412
Land Securities Group PLC	701,209	6,765,718
Lend Lease Group	1,932,655	16,789,735
Mitchells & Butlers PLC(a)	1,649,700	7,139,033
Mitsubishi Estate Co., Ltd.	489,000	7,667,101
Mitsui Fudosan Co., Ltd.	2,381,000	40,231,343
Morguard Real Estate Investment Trust	560,500	6,887,726
New World Development Ltd.	9,754,157	17,815,157
Savills PLC	1,384,400	6,575,847
Sumitomo Realty & Development Co., Ltd.	674,000	11,949,153
Sun Hung Kai Properties Ltd.	3,109,600	43,147,407
Swire Pacific Ltd.	462,500	5,170,138
Telecity Group PLC(a)	1,093,525	6,222,378
Unibail-Rodamco SE	238,118	46,982,159
UOL Group Ltd.	868,000	2,454,177
Vornado Realty Trust	124,212	8,163,213
Wereldhave NV	84,500	7,601,942

		371,364,053

Health Care – 4.5%
Chartwell Seniors Housing Real Estate Investment Trust	873,000	6,330,536
HCP, Inc.	240,915	6,933,534
Health Care REIT, Inc.	236,900	10,035,084
Omega Healthcare Investors, Inc.	394,051	7,475,147
Ventas, Inc.	317,210	14,017,510

		44,791,811

238	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Triple Net – 0.5%
National Retail Properties, Inc.	245,300	$5,205,266

		421,361,130

Retail – 19.1%
Regional Mall – 12.3%
BR Malls Participacoes SA(a)	330,200	4,293,888
CapitaMall Trust	4,189,420	5,267,049
CBL & Associates Properties, Inc.	690,737	8,212,863
Macerich Co. (The)	90,400	3,221,856
Multiplan Empreendimentos Imobiliarios SA	1,056,505	18,263,684
Simon Property Group, Inc.	582,542	45,607,213
Taubman Centers, Inc.	35,200	1,363,296
Westfield Group	3,505,816	37,691,737

		123,921,586

Shopping Center/Other Retail – 6.8%
Corio NV	143,500	8,875,217
Kimco Realty Corp.	484,500	6,729,705
Klepierre(a)	611,429	22,757,056
Macquarie CountryWide Trust	3,711,064	1,892,669
Primaris Retail Real Estate Investment Trust	398,199	6,482,749
RioCan Real Estate Investment Trust(b)	132,100	2,391,660
RioCan Real Estate Investment Trust (Toronto)	267,689	4,846,489
Tanger Factory Outlet Centers	125,600	5,233,752
Weingarten Realty Investors	482,296	9,930,475

		69,139,772

		193,061,358

Residential – 15.1%
Multi-Family – 12.1%
Agile Property Holdings Ltd.	5,122,000	6,528,415
Camden Property Trust	18,800	752,940
Equity Residential	265,800	9,590,064
Essex Property Trust, Inc.	67,600	5,806,840
GAGFAH SA	528,800	4,847,967
Home Properties, Inc.	124,700	5,711,260
KWG Property Holding Ltd.	5,266,000	3,494,570
Mid-America Apartment Communities, Inc.	199,400	10,356,836
MRV Engenharia e Participacoes SA	1,512,500	10,964,087
NVR, Inc.(a)	10,800	7,649,640
Shimao Property Holdings Ltd.	2,125,000	3,537,276
Sino-Ocean Land Holdings Ltd.	6,837,000	6,032,625
Stockland	4,217,660	15,289,499
UDR, Inc.	607,900	10,212,720
Wing Tai Holdings Ltd.	8,420,000	10,061,214
Yanlord Land Group Ltd.	8,803,000	11,199,073

		122,035,026

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	239

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Self Storage – 2.7%
Extra Space Storage, Inc.	664,067	$7,490,676
Public Storage	247,500	20,342,025

		27,832,701

Student Housing – 0.3%
Education Realty Trust, Inc.	553,100	3,014,395

		152,882,122

Office – 12.3%
Office – 12.3%
Allied Properties Real Estate Investment Trust	326,200	5,921,327
Brandywine Realty Trust	863,685	9,681,909
Brookfield Properties Corp.	406,656	5,640,319
Cominar Real Estate Investment Trust	431,589	7,822,089
Corporate Office Properties Trust	268,926	9,904,545
Duke Realty Corp.	998,650	11,085,015
Government Properties Income Trust	296,400	6,980,220
Great Portland Estates PLC	1,081,300	4,635,494
Hongkong Land Holdings Ltd.	4,180,000	19,213,846
ING Office Fund	13,448,600	7,252,350
Japan Real Estate Investment Corp.	52	449,374
Kilroy Realty Corp.	170,800	4,838,764
Mack-Cali Realty Corp.	223,390	7,492,501
Nippon Building Fund, Inc.	571	5,056,142
Nomura Real Estate Office Fund, Inc.	1,263	7,411,785
NTT Urban Development Corp.	7,434	5,916,037
Orix JREIT, Inc.	1,076	5,167,386

		124,469,103

Lodging – 5.6%
Lodging – 5.6%
DiamondRock Hospitality Co.(a)	702,033	6,276,175
Great Eagle Holdings Ltd.	503,000	1,418,933
Host Hotels & Resorts, Inc.(a)	459,774	5,383,954
Hyatt Hotels Corp.(a)	170,986	5,716,062
InnVest Real Estate Investment Trust	924,700	4,956,575
LaSalle Hotel Properties	230,378	4,471,637
Sunstone Hotel Investors, Inc.(a)	1,140,741	10,198,224
Whitbread PLC	452,500	9,800,341
Wyndham Worldwide Corp.	382,000	8,782,180

		57,004,081

Industrials – 2.5%
Industrial Warehouse Distribution – 2.5%
Ascendas Real Estate Investment Trust	8,708,000	11,963,653
ProLogis	1,007,057	12,980,965

		24,944,618

Total Common Stocks (cost $814,640,024)		973,722,412

240	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

WARRANTS – 0.6%
Equity: Other – 0.6%
Diversified/Specialty – 0.6%
Aldar Properties PJSC, expiring 10/22/12(a)	1,685,300	$1,629,685
Aldar Properties PJSC, expiring 5/15/10(a)	4,606,600	4,454,582
Fonciere Des Regions, expiring 12/31/10(a)	66,600	44,527

Total Warrants (cost $10,331,251)		6,128,794

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(c) (cost $20,192,200)	20,192,200	20,192,200

Total Investments – 98.9% (cost $845,163,475)		1,000,043,406
Other assets less liabilities – 1.1%		11,437,604

Net Assets – 100.0%		$1,011,481,010

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/15/10	6,476	$5,585,939	$5,777,296	$191,357
Australian Dollar settling 4/15/10	6,441	5,884,498	5,746,072	(138,426)
Australian Dollar settling 4/15/10	33,298	30,644,149	29,705,433	(938,716)
British Pound settling 4/15/10	16,812	27,091,866	25,627,139	(1,464,727)
Japanese Yen settling 4/15/10	486,343	5,265,903	5,475,153	209,250
Japanese Yen settling 4/15/10	976,720	10,924,058	10,995,720	71,662
New Zealand Dollar settling 4/15/10	40,035	29,434,533	27,871,675	(1,562,858)
Norwegian Krone settling 4/15/10	173,989	30,835,445	29,383,432	(1,452,013)
Swedish Krona settling 4/15/10	140,937	20,082,217	19,768,895	(313,322)

Sale Contracts:
Canadian Dollar settling 4/15/10	11,483	11,064,433	10,912,534	151,899
Canadian Dollar settling 4/15/10	12,885	12,014,098	12,244,883	(230,785)
Euro settling 4/15/10	30,451	44,170,698	41,461,073	2,709,625
Euro settling 4/15/10	15,621	22,640,452	21,269,036	1,371,416
Japanese Yen settling 4/15/10	486,343	5,350,014	5,475,153	(125,139)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	241

Global Real Estate Investment Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the market value of this security amounted to $2,391,660 or 0.2% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

242	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Financials – 25.9%
Capital Markets – 2.0%
Deutsche Bank AG	249,600	$15,850,627
Macquarie Group Ltd.	154,000	6,232,091

		22,082,718

Commercial Banks – 15.2%
Australia & New Zealand Banking Group Ltd.	449,600	9,304,715
Banco do Brasil SA	762,700	12,564,302
Banco Santander SA	1,362,661	17,716,230
Barclays PLC	2,544,200	12,158,410
BNP Paribas	276,870	20,002,894
Credit Agricole SA	816,582	12,124,016
Danske Bank A/S(a)	272,300	6,190,656
KB Financial Group, Inc.	306,062	12,842,236
National Australia Bank Ltd.	651,400	14,842,398
National Bank of Canada	90,400	5,176,392
Societe Generale	309,070	16,986,573
Sumitomo Mitsui Financial Group, Inc.	309,300	9,935,241
Turkiye Garanti Bankasi AS	2,280,300	8,393,831
UniCredit SpA(a)	4,084,800	10,323,500

		168,561,394

Consumer Finance – 1.2%
ORIX Corp.	169,100	12,957,190

Insurance – 3.9%
Allianz SE	157,100	18,125,265
Aviva PLC	791,395	4,714,188
Muenchener Rueckversicherungs AG (MunichRe)	73,000	11,290,277
Old Mutual PLC(a)	3,571,900	6,179,607
Sun Life Financial, Inc.	112,900	3,218,970

		43,528,307

Real Estate Investment Trusts (REITs) – 1.1%
Klepierre	132,700	4,939,022
Unibail-Rodamco SE	34,400	6,787,334

		11,726,356

Real Estate Management & Development – 2.5%
Lend Lease Group	453,200	3,937,127
Mitsui Fudosan Co., Ltd.	728,000	12,300,889
New World Development Ltd.	3,805,224	6,949,926
Sumitomo Realty & Development Co., Ltd.	226,000	4,006,689

		27,194,631

		286,050,596

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	243

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 11.6%
Aerospace & Defense – 2.2%
BAE Systems PLC	2,110,300	$12,053,365
Rolls-Royce Group PLC(a)	1,430,900	12,181,373

		24,234,738

Air Freight & Logistics – 0.7%
Deutsche Post AG	506,100	8,230,725

Airlines – 0.6%
Qantas Airways Ltd.	2,703,029	6,375,500

Building Products – 0.7%
Compagnie de St-Gobain	166,300	7,805,826

Construction & Engineering – 0.5%
Bouygues SA	112,500	5,162,385

Industrial Conglomerates – 0.8%
Bidvest Group Ltd.	536,453	9,177,484

Machinery – 0.6%
Vallourec SA	37,004	7,052,426

Professional Services – 1.3%
Adecco SA	90,200	4,484,985
Randstad Holding NV(a)	238,600	9,977,318

		14,462,303

Road & Rail – 0.4%
East Japan Railway Co.	61,400	4,228,095

Trading Companies & Distributors – 3.5%
ITOCHU Corp.	420,000	3,379,166
Mitsubishi Corp.	548,400	13,679,254
Mitsui & Co., Ltd.	710,200	11,007,159
Wolseley PLC(a)	438,400	10,348,551

		38,414,130

Transportation Infrastructure – 0.3%
Intoll Group	3,219,500	3,229,711

		128,373,323

Energy – 10.9%
Oil, Gas & Consumable Fuels – 10.9%
BP PLC	2,310,500	20,357,445
ENI SpA	621,800	14,033,416
Gazprom OAO (Sponsored ADR)	320,900	7,136,816
KazMunaiGas Exploration Production (GDR)(b)	192,600	4,649,364

244	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

LUKOIL OAO (London) (Sponsored ADR)	165,900	$8,709,750
Nexen, Inc. (Toronto)	516,623	11,661,087
Nippon Mining Holdings, Inc.	928,000	4,620,111
Penn West Energy Trust	169,400	3,472,684
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	1,152,052	31,472,123
Suncor Energy, Inc. (Toronto)	327,548	9,466,579
Yanzhou Coal Mining Co., Ltd. – Class H	2,130,000	4,535,661

		120,115,036

Consumer Discretionary – 9.4%
Automobiles – 2.3%
Bayerische Motoren Werke AG	226,000	9,160,922
Nissan Motor Co., Ltd.(a)	2,134,900	16,882,887

		26,043,809

Hotels, Restaurants & Leisure – 1.2%
TABCORP Holdings Ltd.	712,900	4,315,901
Thomas Cook Group PLC	974,200	3,503,297
TUI Travel PLC	1,205,700	5,043,501

		12,862,699

Household Durables – 1.8%
Sharp Corp.	744,000	8,609,152
Sony Corp.	322,000	10,964,677

		19,573,829

Media – 2.5%
Lagardere SCA	174,400	6,364,126
Vivendi SA	471,330	11,859,232
WPP PLC	991,100	9,097,936

		27,321,294

Multiline Retail – 0.4%
Marks & Spencer Group PLC	936,000	4,713,564

Specialty Retail – 0.9%
Esprit Holdings Ltd.	1,464,100	10,461,576

Textiles, Apparel & Luxury Goods – 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,114,173

		104,090,944

Telecommunication Services – 8.8%
Diversified Telecommunication Services – 5.6%
Bezeq Israeli Telecommunication Corp. Ltd.	1,443,100	3,752,278
France Telecom SA	521,200	12,192,760
Nippon Telegraph & Telephone Corp.	351,000	15,306,825
Telecom Corp. of New Zealand Ltd.	2,404,100	3,807,556
Telecom Italia SpA (ordinary shares)	6,603,400	9,406,165

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	245

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Telecom Italia SpA (savings shares)	4,931,400	$5,233,903
Telefonica SA	383,100	8,983,867
TELUS Corp.	112,200	3,530,642

		62,213,996

Wireless Telecommunication Services – 3.2%
KDDI Corp.	1,415	7,541,002
Vodafone Group PLC	12,642,937	27,319,446

		34,860,448

		97,074,444

Information Technology – 8.4%
Communications Equipment – 1.9%
Nokia Oyj	1,518,700	20,508,820

Computers & Peripherals – 1.9%
Compal Electronics, Inc. (GDR)(a)(b)	1,314,800	9,428,825
Toshiba Corp.(a)	2,253,000	11,269,746

		20,698,571

Electronic Equipment, Instruments & Components – 2.2%
AU Optronics Corp.	10,533,790	10,878,160
Hitachi High-Technologies Corp.	159,600	3,267,223
Murata Manufacturing Co., Ltd.	201,000	10,658,199

		24,803,582

Semiconductors & Semiconductor Equipment – 2.4%
Hynix Semiconductor, Inc.(a)	429,600	7,774,521
Samsung Electronics Co., Ltd.	22,330	14,315,400
Samsung Electronics Co., Ltd. (Preference Shares)	11,500	4,831,646

		26,921,567

		92,932,540

Health Care – 7.3%
Health Care Providers & Services – 0.3%
Celesio AG	101,700	2,962,527

Pharmaceuticals – 7.0%
AstraZeneca PLC	373,800	16,510,686
Bayer AG	256,500	16,998,354
GlaxoSmithKline PLC	150,300	2,778,741
Novartis AG	375,110	20,784,536
Sanofi-Aventis SA	283,319	20,677,256

		77,749,573

		80,712,100

246	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 6.2%
Chemicals – 1.2%
BASF SE	130,400	$7,322,841
Koninklijke DSM NV	148,100	6,185,357

		13,508,198

Metals & Mining – 5.0%
JFE Holdings, Inc.	170,600	6,331,646
Kazakhmys PLC(a)	282,900	5,786,853
MMC Norilsk Nickel (ADR)(a)	203,370	3,068,853
Rio Tinto PLC	310,500	16,034,386
Tata Steel Ltd.	1,000,900	12,475,857
Xstrata PLC(a)	730,040	11,474,984

		55,172,579

		68,680,777

Consumer Staples – 4.0%
Beverages – 1.4%
Asahi Breweries Ltd.	261,300	5,008,298
Carlsberg A/S(a)	135,300	10,456,422

		15,464,720

Food & Staples Retailing – 2.0%
Aeon Co., Ltd.	685,700	7,054,031
Casino Guichard Perrachon SA	91,600	7,359,499
Koninklijke Ahold NV	615,640	7,529,201
Metro AG	5,900	302,536

		22,245,267

Tobacco – 0.6%
Japan Tobacco, Inc.	1,866	6,777,869

		44,487,856

Utilities – 3.5%
Electric Utilities – 2.7%
E.ON AG	453,100	16,123,889
EDF SA	208,700	10,459,090
Tokyo Electric Power Co., Inc. (The)	141,700	3,890,960

		30,473,939

Gas Utilities – 0.3%
Tokyo Gas Co., Ltd.	745,000	3,246,610

Multi-Utilities – 0.5%
RWE AG	63,340	5,364,142

		39,084,691

Total Common Stocks (cost $1,062,958,477)		1,061,602,307

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	247

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(c) (cost $29,768,403)	29,768,403	$29,768,403

Total Investments – 98.7% (cost $1,092,726,880)		1,091,370,710
Other assets less liabilities – 1.3%		14,611,080

Net Assets – 100.0%		$1,105,981,790

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	80	March 2010	$3,063,311	$2,967,308	$(96,003)
FTSE 100 Index Futures	70	March 2010	5,507,696	5,695,964	188,268
TOPIX Index Futures	132	March 2010	13,595,930	13,237,886	(358,044)

					$(265,779)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	59,093	$51,224,767	$52,529,712	$1,304,945
Japanese Yen settling 5/18/10	578,471	6,465,314	6,513,568	48,254
New Zealand Dollar settling 5/18/10	72,523	49,980,676	50,375,867	395,191
Norwegian Krone settling 5/18/10	284,987	47,877,663	48,052,034	174,371
Swedish Krona settling 5/18/10	369,049	50,497,243	51,768,850	1,271,607
Swedish Krona settling 5/18/10	33,648	4,735,240	4,720,019	(15,221)

Sale Contracts:
Canadian Dollar settling 5/18/10	33,129	31,060,088	31,481,859	(421,771)
Euro settling 5/18/10	86,028	118,157,737	117,127,570	1,030,167
Euro settling 5/18/10	29,208	40,146,396	39,766,844	379,552

248	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate market value of these securities amounted to $14,078,189 or 1.3% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	249

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Financials – 19.2%
Capital Markets – 6.3%
Credit Suisse Group AG	609,106	$27,117,904
Julius Baer Group Ltd.	398,019	12,382,402
Macquarie Group Ltd.	481,700	19,493,495
Man Group PLC	3,203,053	10,983,549

		69,977,350

Commercial Banks – 11.3%
Banco Santander SA	1,526,579	19,847,360
BNP Paribas	100,005	7,225,013
HDFC Bank Ltd.	155,300	5,752,235
HSBC Holdings PLC	2,114,800	23,297,420
Industrial & Commercial Bank of China Ltd. – Class H	10,376,000	7,337,097
Itau Unibanco Holding SA (ADR)	1,266,780	25,284,929
Standard Chartered PLC	1,557,342	37,117,822

		125,861,876

Diversified Financial Services – 1.0%
Hong Kong Exchanges and Clearing Ltd.	669,200	11,201,757

Insurance – 0.6%
QBE Insurance Group Ltd.	305,302	5,845,612

		212,886,595

Consumer Staples – 12.5%
Beverages – 2.5%
Anheuser-Busch InBev NV	551,577	27,544,202

Food & Staples Retailing – 2.2%
Tesco PLC	3,750,180	24,013,506

Food Products – 4.8%
Nestle SA	697,186	34,705,969
Unilever NV	606,800	18,241,649

		52,947,618

Personal Products – 0.9%
L’Oreal SA	98,856	10,225,694

Tobacco – 2.1%
British American Tobacco PLC	704,860	23,965,712

		138,696,732

Materials – 11.5%
Chemicals – 2.0%
Syngenta AG	41,228	10,682,970
Yara International ASA	287,000	11,822,797

		22,505,767

250	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Construction Materials – 0.7%
CRH PLC (London)	354,300	$8,065,589

Metals & Mining – 8.8%
ArcelorMittal (Euronext Amsterdam)	525,900	20,067,965
BHP Billiton PLC	710,060	21,797,522
Impala Platinum Holdings Ltd.	358,300	8,725,409
Rio Tinto PLC	378,200	19,530,451
Vale SA (Sponsored ADR) – Class B	609,300	16,975,098
Xstrata PLC(a)	670,010	10,531,415

		97,627,860

		128,199,216

Health Care – 11.5%
Health Care Providers & Services – 1.0%
Fresenius Medical Care AG & Co. KGaA	215,600	11,265,830

Pharmaceuticals – 10.5%
Bayer AG(a)	258,613	17,138,384
Novartis AG	40,410	2,239,085
Novo Nordisk A/S – Class B	133,846	9,499,487
Roche Holding AG	176,743	29,528,342
Sanofi-Aventis	358,193	26,141,728
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	531,800	31,913,318

		116,460,344

		127,726,174

Industrials – 11.1%
Aerospace & Defense – 1.4%
BAE Systems PLC	2,725,425	15,566,765

Airlines – 0.3%
British Airways PLC(a)	1,079,900	3,484,788

Electrical Equipment – 2.0%
ABB Ltd.(a)	725,100	14,690,896
Vestas Wind Systems A/S(a)	154,152	7,623,437

		22,314,333

Industrial Conglomerates – 2.1%
Siemens AG	273,800	23,476,758

Machinery – 1.8%
Atlas Copco AB – Class A	580,673	8,218,003
NGK Insulators Ltd.	554,000	11,918,485

		20,136,488

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	251

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 3.5%
Mitsubishi Corp.	927,200	$23,128,016
Mitsui & Co., Ltd.	991,200	15,362,287

		38,490,303

		123,469,435

Energy – 10.8%
Energy Equipment & Services – 4.4%
Saipem SpA(a)	699,700	23,167,487
Technip SA	78,400	5,577,445
Tenaris SA	953,889	19,845,773

		48,590,705

Oil, Gas & Consumable Fuels – 6.4%
BG Group PLC	1,459,824	25,515,363
China Coal Energy Co. – Class H	4,211,000	6,687,956
CNOOC Ltd.	3,455,000	5,408,043
Petroleo Brasileiro SA (ADR)	223,900	9,549,335
Suncor Energy, Inc. (Toronto)	479,100	13,846,636
Tullow Oil PLC	562,690	10,212,807

		71,220,140

		119,810,845

Information Technology – 10.3%
Computers & Peripherals – 1.4%
Toshiba Corp.(a)	3,205,000	16,031,751

Electronic Equipment, Instruments & Components – 3.8%
Hon Hai Precision Industry Co., Ltd.	4,264,350	16,887,216
LG Display Co., Ltd.	303,300	9,084,301
Nippon Electric Glass Co., Ltd.	1,290,000	16,708,648

		42,680,165

Internet Software & Services – 0.8%
Tencent Holdings Ltd.	472,800	9,248,342

IT Services – 0.8%
Infosys Technologies Ltd.	156,160	8,825,954

Semiconductors & Semiconductor Equipment – 2.8%
ASML Holding NV	528,700	16,266,742
Samsung Electronics Co., Ltd.	22,260	14,270,524

		30,537,266

Software – 0.7%
SAP AG	170,400	7,601,997

		114,925,475

252	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.0%
Automobiles – 3.7%
Honda Motor Co., Ltd.	509,100	$17,609,125
Suzuki Motor Corp.	394,900	8,398,154
Volkswagen AG (Preference Shares)	188,900	15,382,838

		41,390,117

Distributors – 0.3%
Li & Fung Ltd.	870,000	4,042,454

Hotels, Restaurants & Leisure – 2.3%
Carnival PLC	525,638	19,981,271
Ctrip.com International Ltd. (ADR)(a)	136,600	5,222,218

		25,203,489

Media – 1.7%
British Sky Broadcasting Group PLC	672,800	5,583,605
SES SA (FDR)	544,618	13,180,223

		18,763,828

		89,399,888

Telecommunication Services – 1.7%
Diversified Telecommunication Services – 1.5%
Telefonica SA	703,449	16,496,196

Wireless Telecommunication Services – 0.2%
Vodafone Group PLC	1,024,400	2,213,571

		18,709,767

Utilities – 0.6%
Multi-Utilities – 0.6%
Centrica PLC	1,474,251	6,292,974

Total Common Stocks (cost $964,825,068)		1,080,117,101

WARRANTS – 0.1%
Information Technology – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Hon Hai Precision, Credit Suisse(a) (cost $778,900)	183,900	726,037

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	253

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $15,900,281)	15,900,281	$15,900,281

Total Investments – 98.7% (cost $981,504,249)		1,096,743,419
Other assets less liabilities – 1.3%		14,776,860

Net Assets – 100.0%		$1,111,520,279

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/15/10	119,045	$107,083,358	$106,545,019	$(538,339)
British Pound settling 3/15/10	33,298	53,238,840	50,768,191	(2,470,649)
British Pound settling 3/15/10	12,791	20,841,783	19,501,950	(1,339,833)
British Pound settling 3/15/10	27,986	45,412,882	42,669,187	(2,743,695)
British Pound settling 3/15/10	4,360	7,032,767	6,647,526	(385,241)
Canadian Dollar settling 3/15/10	3,645	3,437,479	3,464,096	26,617
Canadian Dollar settling 3/15/10	7,450	7,034,607	7,080,251	45,644
Euro settling 3/15/10	50,316	74,034,459	68,511,483	(5,522,976)
Japanese Yen settling 3/15/10	692,708	7,854,812	7,797,233	(57,579)
Japanese Yen settling 3/15/10	243,560	2,702,319	2,741,551	39,232
Japanese Yen settling 3/15/10	2,803,395	31,103,905	31,555,464	451,559
Japanese Yen settling 3/15/10	581,736	6,459,786	6,548,114	88,328
Japanese Yen settling 6/17/10	3,071,039	34,330,546	34,586,415	255,869
Japanese Yen settling 6/17/10	632,511	7,033,058	7,123,416	90,358
New Zealand Dollar settling 3/15/10	24,299	17,121,561	16,951,951	(169,610)
Norwegian Krone settling 3/15/10	273,279	47,160,733	46,218,559	(942,174)

254	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 3/15/10	33,944	$5,945,387	$5,740,810	$(204,577)
Swedish Krona settling 3/15/10	334,325	47,007,916	46,892,267	(115,649)
Swedish Krona settling 3/15/10	50,774	7,140,707	7,121,537	(19,170)

Sale Contracts:
Australian Dollar settling 3/15/10	6,518	5,946,371	5,833,596	112,775
Australian Dollar settling 3/15/10	9,830	8,563,405	8,797,829	(234,424)
British Pound settling 3/15/10	115,753	188,552,377	176,484,188	12,068,189
British Pound settling 6/17/10	3,835	5,995,102	5,843,450	151,652
British Pound settling 6/17/10	3,384	5,213,796	5,156,254	57,542
Canadian Dollar settling 3/15/10	24,488	23,060,986	23,272,642	(211,656)
Euro settling 3/15/10	2,618	3,833,485	3,564,732	268,753
Euro settling 3/15/10	33,709	48,281,064	45,898,991	2,382,073
Euro settling 3/15/10	11,796	17,068,812	16,061,719	1,007,093
Euro settling 3/15/10	2,193	3,102,744	2,986,042	116,702
Euro settling 3/15/10	41,865	59,232,277	57,004,398	2,227,879
Euro settling 3/15/10	20,651	28,835,817	28,118,901	716,916
Euro settling 6/17/10	12,212	16,800,781	16,625,338	175,443
Euro settling 6/17/10	5,034	6,888,223	6,853,255	34,968
Japanese Yen settling 3/15/10	474,897	5,471,416	5,345,517	125,899
Japanese Yen settling 3/15/10	2,012,793	22,822,594	22,656,321	166,273
Japanese Yen settling 3/15/10	1,008,413	11,041,663	11,350,859	(309,196)
Norwegian Krone settling 3/15/10	15,700	2,648,368	2,655,277	(6,909)
Swiss Franc settling 3/15/10	52,943	51,683,978	49,287,606	2,396,372
Swiss Franc settling 3/15/10	5,118	4,962,284	4,764,633	197,651

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	255

International Growth Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.0%
Financials – 20.4%
Commercial Banks – 6.2%
Associated Banc-Corp	536,200	$6,922,342
City National Corp.	88,000	4,392,960
Comerica, Inc.	194,000	6,999,520
Marshall & Ilsley Corp.	532,400	3,769,392
Umpqua Holdings Corp.	234,400	2,925,312
Umpqua Holdings Corp. (ADR)	51,600	637,260
Webster Financial Corp.	303,500	4,856,000
Whitney Holding Corp.	444,900	5,716,965

		36,219,751

Insurance – 6.0%
Arch Capital Group Ltd.(a)	50,100	3,706,398
Aspen Insurance Holdings Ltd.	190,500	5,383,530
Endurance Specialty Holdings Ltd.	151,900	5,842,074
Fidelity National Financial, Inc. – Class A	305,000	4,346,250
Reinsurance Group of America, Inc. – Class A	142,000	6,749,260
StanCorp Financial Group, Inc.	87,500	3,760,750
Unum Group	259,400	5,398,114

		35,186,376

Real Estate Investment Trusts (REITs) – 3.7%
Brandywine Realty Trust	378,100	4,238,501
CBL & Associates Properties, Inc.	391,300	4,652,557
Digital Realty Trust, Inc.	73,700	3,801,446
Sunstone Hotel Investors, Inc.(a)	431,401	3,856,725
Tanger Factory Outlet Centers	121,600	5,067,072

		21,616,301

Real Estate Management & Development – 1.5%
CB Richard Ellis Group, Inc. – Class A(a)	308,900	4,077,480
Jones Lang LaSalle, Inc.	75,700	4,821,333

		8,898,813

Thrifts & Mortgage Finance – 3.0%
Astoria Financial Corp.	299,642	3,976,249
First Niagara Financial Group, Inc.	484,818	6,806,845
Washington Federal, Inc.	354,250	6,904,332

		17,687,426

		119,608,667

Consumer Discretionary – 19.6%
Auto Components – 3.6%
Dana Holding Corp.(a)	543,500	6,179,595
Federal Mogul Corp.(a)	390,200	7,542,566
TRW Automotive Holdings Corp.(a)	276,200	7,421,494

		21,143,655

256	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 3.6%
Boyd Gaming Corp.(a)	416,300	$3,180,532
Darden Restaurants, Inc.	162,800	6,601,540
Royal Caribbean Cruises Ltd.(a)	188,600	5,331,722
Wyndham Worldwide Corp.	261,500	6,011,885

		21,125,679

Household Durables – 2.0%
NVR, Inc.(a)	5,475	3,877,942
Pulte Homes, Inc.(a)	309,700	3,354,051
Whirlpool Corp.	53,035	4,463,426

		11,695,419

Leisure Equipment & Products – 0.7%
Callaway Golf Co.	501,800	3,979,274

Media – 0.6%
CBS Corp. – Class B	258,500	3,357,915

Multiline Retail – 0.5%
JC Penney Co., Inc.	117,500	3,240,650

Specialty Retail – 7.6%
AnnTaylor Stores Corp.(a)	339,300	5,839,353
Dress Barn, Inc.(a)	237,600	5,906,736
Foot Locker, Inc.	544,400	7,060,868
Limited Brands, Inc.	279,100	6,170,901
Men’s Wearhouse, Inc. (The)	301,100	6,431,496
Office Depot, Inc.(a)	854,200	6,167,324
Signet Jewelers Ltd.(a)	241,924	6,969,831

		44,546,509

Textiles, Apparel & Luxury Goods – 1.0%
Jones Apparel Group, Inc.	339,000	5,715,540

		114,804,641

Information Technology – 13.2%
Communications Equipment – 0.8%
CommScope, Inc.(a)	195,100	4,973,099

Computers & Peripherals – 2.2%
NCR Corp.(a)	330,700	4,173,434
SanDisk Corp.(a)	131,200	3,821,856
Western Digital Corp.(a)	134,500	5,195,735

		13,191,025

Electronic Equipment, Instruments & Components – 5.4%
Anixter International, Inc.(a)	153,700	6,415,438
Arrow Electronics, Inc.(a)	176,700	4,984,707
AU Optronics Corp. (Sponsored ADR)	461,524	4,786,004

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	257

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Avnet, Inc.(a)	186,000	$5,135,460
Flextronics International Ltd.(a)	763,500	5,313,960
Insight Enterprises, Inc.(a)	368,900	4,718,231

		31,353,800

IT Services – 1.9%
Amdocs Ltd.(a)	117,400	3,413,992
Convergys Corp.(a)	615,300	7,592,802

		11,006,794

Semiconductors & Semiconductor Equipment – 2.9%
Amkor Technology, Inc.(a)	506,000	3,046,120
Lam Research Corp.(a)	135,100	4,581,241
Siliconware Precision Industries Co. (Sponsored ADR)	809,800	4,729,232
Teradyne, Inc.(a)	437,600	4,371,624

		16,728,217

		77,252,935

Industrials – 11.8%
Airlines – 0.6%
Alaska Air Group, Inc.(a)	111,700	3,909,500

Building Products – 0.6%
Masco Corp.	254,600	3,404,002

Electrical Equipment – 3.5%
AO Smith Corp.	106,000	4,801,800
EnerSys(a)	225,500	5,139,145
General Cable Corp.(a)	149,300	3,647,399
Thomas & Betts Corp.(a)	191,550	6,914,955

		20,503,299

Machinery – 3.2%
Briggs & Stratton Corp.	178,900	3,132,539
Gardner Denver, Inc.	86,500	3,772,265
Mueller Industries, Inc.	254,800	5,702,424
Terex Corp.(a)	310,000	6,035,700

		18,642,928

Professional Services – 1.1%
Kelly Services, Inc. – Class A(a)	403,200	6,342,336

Road & Rail – 1.7%
Con-way, Inc.	175,200	5,692,248
Hertz Global Holdings, Inc.(a)	442,900	4,163,260

		9,855,508

258	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.1%
WESCO International, Inc.(a)	230,300	$6,653,367

		69,310,940

Energy – 9.5%
Energy Equipment & Services – 4.6%
Helix Energy Solutions Group, Inc.(a)	619,700	7,132,747
Helmerich & Payne, Inc.	119,700	4,850,244
Oil States International, Inc.(a)	163,300	7,025,166
Rowan Cos., Inc.(a)	304,500	7,923,090

		26,931,247

Oil, Gas & Consumable Fuels – 4.9%
Cimarex Energy Co.	126,400	7,553,664
Forest Oil Corp.(a)	267,700	7,254,670
Mariner Energy, Inc.(a)	406,025	6,098,495
Patriot Coal Corp.(a)	203,666	3,393,076
Whiting Petroleum Corp.(a)	54,500	4,079,325

		28,379,230

		55,310,477

Materials – 8.8%
Chemicals – 4.1%
Arch Chemicals, Inc.	167,600	5,173,812
Cytec Industries, Inc.	144,900	6,182,883
Huntsman Corp.	388,600	5,335,478
Rockwood Holdings, Inc.(a)	291,100	6,983,489

		23,675,662

Containers & Packaging – 1.1%
Owens-Illinois, Inc.(a)	123,200	3,651,648
Sonoco Products Co.	99,500	2,943,210

		6,594,858

Metals & Mining – 3.6%
AK Steel Holding Corp.	144,400	3,108,932
Commercial Metals Co.	432,200	7,088,080
Reliance Steel & Aluminum Co.	140,100	6,212,034
Steel Dynamics, Inc.	284,900	4,652,417

		21,061,463

		51,331,983

Consumer Staples – 6.7%
Beverages – 1.1%
Constellation Brands, Inc. – Class A(a)	419,494	6,309,190

Food & Staples Retailing – 0.8%
Supervalu, Inc.	308,900	4,716,903

Food Products – 3.9%
Bunge Ltd.	78,500	4,677,815
Dean Foods Co.(a)	282,900	4,127,511

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	259

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Del Monte Foods Co.	319,700	$3,746,884
Smithfield Foods, Inc.(a)	369,900	6,365,979
Tyson Foods, Inc. – Class A	246,600	4,202,064

		23,120,253

Tobacco – 0.9%
Universal Corp.	99,200	5,262,560

		39,408,906

Utilities – 6.0%
Electric Utilities – 2.9%
Northeast Utilities	138,600	3,548,160
Pepco Holdings, Inc.	403,700	6,790,234
Portland General Electric Co.	355,725	6,399,493

		16,737,887

Independent Power Producers & Energy Traders – 0.3%
RRI Energy, Inc.(a)	456,000	1,938,000

Multi-Utilities – 2.8%
CMS Energy Corp.	455,600	6,957,012
NiSource, Inc.	347,000	5,211,940
Wisconsin Energy Corp.	82,200	3,980,946

		16,149,898

		34,825,785

Health Care – 4.0%
Health Care Equipment & Supplies – 1.0%
Teleflex, Inc.	96,400	5,874,616

Health Care Providers & Services – 3.0%
AMERIGROUP Corp.(a)	138,800	3,647,664
Community Health Systems, Inc.(a)	156,100	5,349,547
LifePoint Hospitals, Inc.(a)	171,878	5,242,279
Molina Healthcare, Inc.(a)	156,925	3,355,056

		17,594,546

		23,469,162

Total Investments – 100.0% (cost $512,638,947)		585,323,496
Other assets less liabilities – 0.0%		46,969

Net Assets – 100.0%		$585,370,465

(a)	Non-income producing security.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

260	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 22.6%
Communications Equipment – 4.3%
Blue Coat Systems, Inc.(a)	321,600	$9,319,968
F5 Networks, Inc.(a)	154,500	8,621,100
Riverbed Technology, Inc.(a)	249,600	6,801,600

		24,742,668

Internet Software & Services – 1.8%
VistaPrint NV(a)	185,300	10,695,516

IT Services – 2.7%
Alliance Data Systems Corp.(a)	111,900	6,203,736
Cybersource Corp.(a)	567,200	9,716,136

		15,919,872

Semiconductors & Semiconductor Equipment – 7.3%
Atheros Communications, Inc.(a)	155,500	5,580,895
Fairchild Semiconductor International, Inc.(a)	641,500	6,620,280
Hittite Microwave Corp.(a)	123,400	5,150,716
ON Semiconductor Corp.(a)	997,100	7,936,916
RF Micro Devices, Inc.(a)	974,600	4,103,066
Skyworks Solutions, Inc.(a)	439,800	6,715,746
Teradyne, Inc.(a)	668,800	6,681,312

		42,788,931

Software – 6.5%
Concur Technologies, Inc.(a)	82,900	3,261,286
Informatica Corp.(a)	193,800	4,945,776
Red Hat, Inc.(a)	270,300	7,581,915
SolarWinds, Inc.(a)	311,000	5,849,910
Sybase, Inc.(a)	177,900	7,896,981
TIBCO Software, Inc.(a)	919,700	8,433,649

		37,969,517

		132,116,504

Consumer Discretionary – 22.0%
Distributors – 1.5%
LKQ Corp.(a)	468,600	8,973,690

Diversified Consumer Services – 1.9%
Strayer Education, Inc.	47,600	10,797,108

Hotels, Restaurants & Leisure – 4.2%
Chipotle Mexican Grill, Inc.(a)	63,900	6,690,969
Orient-Express Hotels Ltd. – Class A(a)	708,400	8,097,012
Panera Bread Co. – Class A(a)	95,200	6,929,608
Wyndham Worldwide Corp.	128,100	2,945,019

		24,662,608

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	261

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 2.0%
Tempur-Pedic International, Inc.(a)	417,600	$11,859,840

Internet & Catalog Retail – 1.6%
NetFlix, Inc.(a)	142,200	9,392,310

Media – 2.9%
Lamar Advertising Co.(a)	260,400	7,832,832
National CineMedia, Inc.	571,300	9,192,217

		17,025,049

Multiline Retail – 2.1%
Dollar Tree, Inc.(a)	221,500	12,346,410

Specialty Retail – 4.3%
CarMax, Inc.(a)	328,200	6,626,358
Dick’s Sporting Goods, Inc.(a)	375,100	9,126,183
J Crew Group, Inc.(a)	173,400	7,296,672
Williams-Sonoma, Inc.	89,800	1,927,108

		24,976,321

Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.(a)	294,000	8,426,040

		128,459,376

Health Care – 19.1%
Biotechnology – 8.1%
Alexion Pharmaceuticals, Inc.(a)	140,500	6,957,560
Dendreon Corp.(a)	171,500	5,355,945
Human Genome Sciences, Inc.(a)	234,400	6,598,360
Ironwood Pharmaceuticals, Inc.(a)	162,500	2,112,500
Medivation, Inc.(a)	53,000	1,908,530
Onyx Pharmaceuticals, Inc.(a)	152,100	4,222,296
OSI Pharmaceuticals, Inc.(a)	97,800	3,620,556
Regeneron Pharmaceuticals, Inc.(a)	141,200	3,453,752
Seattle Genetics, Inc.(a)	158,200	1,613,640
United Therapeutics Corp.(a)	115,800	6,648,078
Vertex Pharmaceuticals, Inc.(a)	109,500	4,446,795

		46,938,012

Health Care Equipment & Supplies – 4.2%
Edwards Lifesciences Corp.(a)	72,800	6,685,224
Masimo Corp.(a)	202,900	5,618,301
NuVasive, Inc.(a)	109,800	4,386,510
ResMed, Inc.(a)	138,500	7,905,580

		24,595,615

Health Care Providers & Services – 4.3%
Emergency Medical Services Corp.(a)	172,600	8,985,556
HMS Holdings Corp.(a)	201,100	9,258,644

262	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Magellan Health Services, Inc.(a)	166,600	$6,983,872

		25,228,072

Health Care Technology – 0.1%
athenahealth, Inc.(a)	21,600	795,744

Life Sciences Tools & Services – 1.3%
QIAGEN NV(a)	353,900	7,718,559

Pharmaceuticals – 1.1%
Medicis Pharmaceutical Corp.	287,900	6,477,750

		111,753,752

Industrials – 17.3%
Aerospace & Defense – 0.9%
Hexcel Corp.(a)	498,000	5,487,960

Air Freight & Logistics – 1.1%
Expeditors International of Washington, Inc.	170,400	6,214,488

Building Products – 0.8%
Simpson Manufacturing Co., Inc.	184,800	4,542,384

Electrical Equipment – 2.9%
AMETEK, Inc.	226,400	8,838,656
Baldor Electric Co.	267,200	8,395,424

		17,234,080

Machinery – 7.6%
Actuant Corp. – Class A	358,400	6,490,624
Bucyrus International, Inc. – Class A	171,500	10,729,040
IDEX Corp.	209,375	6,490,625
Joy Global, Inc.	153,755	7,810,754
Lincoln Electric Holdings, Inc.	158,900	7,579,530
Valmont Industries, Inc.	70,400	5,012,480

		44,113,053

Marine – 0.8%
Kirby Corp.(a)	137,600	4,542,176

Professional Services – 0.9%
Resources Connection, Inc.(a)	301,700	5,140,968

Road & Rail – 2.3%
Genesee & Wyoming, Inc. – Class A(a)	155,000	4,936,750
Knight Transportation, Inc.	297,800	5,881,550
RailAmerica, Inc.(a)	236,700	2,802,528

		13,620,828

		100,895,937

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	263

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 6.5%
Energy Equipment & Services – 4.0%
Complete Production Services, Inc.(a)	474,300	$6,621,228
FMC Technologies, Inc.(a)	113,300	6,364,061
Oceaneering International, Inc.(a)	79,700	4,817,865
Superior Energy Services, Inc.(a)	259,500	5,363,865

		23,167,019

Oil, Gas & Consumable Fuels – 2.5%
Cabot Oil & Gas Corp.	142,100	5,703,894
Concho Resources, Inc.(a)	100,900	4,686,805
Newfield Exploration Co.(a)	83,900	4,284,773

		14,675,472

		37,842,491

Financials – 6.4%
Capital Markets – 4.8%
Affiliated Managers Group, Inc.(a)	99,050	7,045,426
Greenhill & Co., Inc.	100,420	7,175,009
Lazard Ltd. – Class A	194,100	6,974,013
Stifel Financial Corp.(a)	126,600	6,925,020

		28,119,468

Commercial Banks – 0.5%
PrivateBancorp, Inc.	228,800	2,974,400

Thrifts & Mortgage Finance – 1.1%
People’s United Financial, Inc.	406,900	6,416,813

		37,510,681

Telecommunication Services – 2.3%
Diversified Telecommunication Services – 1.1%
tw telecom, Inc.(a)	416,400	6,616,596

Wireless Telecommunication Services – 1.2%
SBA Communications Corp. – Class A(a)	197,800	6,994,208

		13,610,804

Materials – 1.8%
Chemicals – 1.8%
Airgas, Inc.	62,700	4,021,578
Solutia, Inc.(a)	455,000	6,401,850

		10,423,428

Consumer Staples – 1.3%
Food Products – 1.3%
Green Mountain Coffee Roasters, Inc.(a)	86,450	7,295,516

Total Common Stocks (cost $475,814,533)		579,908,489

264	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(b) (cost $5,761,846)	5,761,846	$5,761,846

Total Investments – 100.3% (cost $481,576,379)		585,670,335
Other assets less liabilities – (0.3)%		(1,872,822)

Net Assets – 100.0%		$583,797,513

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	265

Small-Mid Cap Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 28.3%
Treasuries – 28.3%
United States – 28.3%
U.S. Treasury Notes 0.75%, 11/30/11	$101,920	$102,067,274
1.375%, 9/15/12	88,287	88,893,973
1.75%, 8/15/12	76,037	77,343,924
2.375%, 8/31/14	19,760	20,037,865
2.75%, 7/31/10	8,000	8,086,248
4.00%, 11/15/12	42,638	45,889,148

Total Governments - Treasuries (cost $340,497,197)		342,318,432

CORPORATES - INVESTMENT GRADES – 23.4%
Industrial – 14.7%
Basic – 0.9%
Ei Du Pont De Nemours & Co. 3.25%, 1/15/15	4,719	4,763,094
Praxair, Inc. 3.25%, 9/15/15	5,520	5,578,772

		10,341,866

Capital Goods – 1.2%
Boeing Capital Corp. 3.25%, 10/27/14	5,932	6,032,809
General Dynamics Corp. 1.80%, 7/15/11	5,637	5,712,175
John Deere Capital Corp. 5.25%, 10/01/12	2,735	2,981,262

		14,726,246

Communications - Telecommunications – 1.1%
AT&T, Inc. 4.85%, 2/15/14	4,875	5,256,976
New Cingular Wireless Services, Inc. 8.125%, 5/01/12	5,160	5,840,754
Verizon Global Funding Corp. 7.375%, 9/01/12	2,142	2,436,745

		13,534,475

Consumer Cyclical - Automotive – 0.3%
Daimler Finance North America LLC 8.00%, 6/15/10	3,495	3,563,303

266	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
The Walt Disney Co. 4.50%, 12/15/13	$3,624	$3,940,814

Consumer Cyclical - Restaurants – 0.3%
McDonald’s Corp. 4.30%, 3/01/13	3,595	3,858,639

Consumer Cyclical - Retailers – 0.6%
Costco Wholesale Corp. 5.30%, 3/15/12	2,740	2,964,340
Wal-Mart Stores, Inc. 4.55%, 5/01/13	3,500	3,794,109

		6,758,449

Consumer Non-Cyclical – 5.0%
Abbott Laboratories 5.15%, 11/30/12	2,717	2,978,071
Amgen, Inc. 4.85%, 11/18/14	2,760	3,028,291
Avon Products, Inc. 5.625%, 3/01/14	2,450	2,710,822
Baxter FinCo BV 4.75%, 10/15/10	3,432	3,526,661
Bottling Group LLC 5.00%, 11/15/13	3,599	3,903,821
6.95%, 3/15/14	3,290	3,835,972
Campbell Soup Co. 6.75%, 2/15/11	3,460	3,666,725
Coca-Cola Enterprises, Inc. 4.25%, 3/01/15	3,675	3,926,558
Colgate-Palmolive Co. Series F 3.15%, 8/05/15	1,049	1,079,869
Diageo Finance BV 3.25%, 1/15/15	8,859	8,944,073
Genentech, Inc. 4.40%, 7/15/10	1,910	1,938,579
Merck & Co., Inc. 4.00%, 6/30/15	2,850	3,027,834
Pepsico, Inc. 4.65%, 2/15/13	2,802	3,029,223
Procter & Gamble Co. 3.15%, 9/01/15	11,035	11,366,547
4.60%, 1/15/14	3,485	3,768,090

		60,731,136

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	267

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Energy – 2.4%
Apache Corp. 5.25%, 4/15/13	$2,890	$3,138,011
Chevron Corp. 3.95%, 3/03/14	3,665	3,889,067
ConocoPhillips 4.75%, 2/01/14	3,650	3,956,746
Shell International Finance BV 3.25%, 9/22/15	5,924	6,007,356
Statoil ASA 2.90%, 10/15/14	5,952	6,046,512
Total Capital SA 3.125%, 10/02/15	6,016	6,022,636

		29,060,328

Services – 0.4%
The Western Union Co. 5.40%, 11/17/11	4,980	5,316,304

Technology – 2.2%
Cisco Systems, Inc. 2.90%, 11/17/14	1,765	1,797,695
5.25%, 2/22/11	1,866	1,949,393
Dell, Inc. 3.375%, 6/15/12	2,134	2,223,359
Hewlett-Packard Co. 2.95%, 8/15/12	1,408	1,462,957
International Business Machine 2.10%, 5/06/13	12,055	12,167,931
Oracle Corp. 3.75%, 7/08/14	4,116	4,312,737
5.00%, 1/15/11	2,062	2,140,610

		26,054,682

		177,886,242

Financial Institutions – 8.0%
Banking – 5.4%
Bank of America Corp. 4.50%, 8/01/10	3,805	3,860,119
The Bank of New York Mellon Corp. 4.30%, 5/15/14	1,785	1,897,260
BB&T Corp. 3.375%, 9/25/13	3,505	3,594,759
Citigroup, Inc. 6.375%, 8/12/14	2,864	3,039,557
The Goldman Sachs Group, Inc. 3.625%, 8/01/12	3,210	3,330,282
4.75%, 7/15/13	2,844	3,003,156

268	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

JP Morgan Chase & Co. 7.875%, 6/15/10	$4,685	$4,775,730
Morgan Stanley 6.00%, 5/13/14	5,650	6,111,176
PNC Funding Corp. 4.25%, 9/21/15	5,755	5,878,917
Royal Bank of Canada 5.65%, 7/20/11	4,960	5,304,105
State Street Corp. 4.30%, 5/30/14	3,015	3,171,129
UnionBanCal Corp. 5.25%, 12/16/13	5,212	5,615,185
US Bancorp 4.20%, 5/15/14	3,822	4,033,288
Wells Fargo & Co. Series I 3.75%, 10/01/14	5,874	5,944,852
Westpac Banking Corp. 4.20%, 2/27/15	5,712	5,892,573

		65,452,088

Finance – 0.6%
HSBC Finance Corp. 4.75%, 4/15/10	4,905	4,926,714
8.00%, 7/15/10	2,923	2,999,095

		7,925,809

Insurance – 1.7%
Berkshire Hathaway, Inc. 3.20%, 2/11/15	12,145	12,264,871
Met Life Global Funding I 2.875%, 9/17/12(a)	7,700	7,844,121

		20,108,992

Other Finance – 0.3%
ORIX Corp. 5.48%, 11/22/11	3,130	3,213,061

		96,699,950

Utility – 0.7%
Electric – 0.7%
National Rural Utilities Cooperative Finance Corp. 3.875%, 9/16/15	5,790	5,979,953
The Southern Co. 4.15%, 5/15/14	2,001	2,111,905

		8,091,858

Total Corporates - Investment Grades (cost $274,624,826)		282,678,050

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	269

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 18.9%
Autos - Fixed Rate – 6.8%
Bank of America Auto Trust Series 2009-1A, Class A3 2.67%, 7/15/13(a)	$11,000	$11,250,815
Series 2009-2A, Class A4 3.03%, 10/15/16(a)	8,610	8,878,658
Series 2009-3A, Class A4 2.67%, 12/15/16(a)	12,380	12,609,767
BMW Vehicle Lease Trust Series 2009-1, Class A3 2.91%, 3/15/12	8,144	8,306,145
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3 2.82%, 1/15/16	6,418	6,539,297
Honda Auto Receivables Owner Trust Series 2009-3, Class A3 2.31%, 5/15/13	3,420	3,481,950
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A4 2.43%, 3/15/16	7,560	7,648,745
Nissan Auto Lease Trust Series 2009-A, Class A4 3.51%, 11/17/14	6,335	6,548,151
Series 2009-B, Class A3 2.07%, 1/15/15	5,515	5,592,281
Series 2009-B, Class A4 2.65%, 1/15/15	10,555	10,801,156

		81,656,965

Credit Cards - Floating Rate – 3.8%
Chase Issuance Trust Series 2007-A1, Class A1 0.252%, 3/15/13(b)	4,825	4,815,685
Citibank Omni Master Trust Series 2009-A14A, Class A14 2.982%, 8/15/18(a)(b)+	14,000	14,450,755
Series 2009-A8, Class A8 2.333%, 5/16/16(a)(b)	8,400	8,482,611
Discover Card Master Trust Series 2009-A1, Class A1 1.531%, 12/15/14(b)+	11,000	11,144,019
Series 2010-A1, Class A1 0.881%, 9/15/15(b)	7,206	7,172,822

		46,065,892

Other ABS - Fixed Rate – 2.0%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(a)	1,600	1,549,262

270	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

John Deere Owner Trust Series 2009-A, Class A3 2.59%, 10/15/13	$4,510	$4,585,381
Series 2009-A, Class A4 3.96%, 5/16/16	3,390	3,580,353
Series 2009-B, Class A4 2.33%, 5/16/16	8,875	8,959,472
Nissan Auto Lease Trust Series 2009-A, Class A3 2.92%, 12/15/11	5,805	5,923,222

		24,597,690

Home Equity Loans - Floating Rate – 1.5%
ACE Securities Corp. Series 2003-OP1, Class A2 0.589%, 12/25/33(b)	18	12,737
BNC Mortgage Loan Trust Series 2007-2, Class M5 1.129%, 5/25/37(b)	1,200	40,577
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33(b)	1,402	1,220,800
First Franklin Mortgage Loan Trust Series 2004-FF4, Class A2 0.519%, 6/25/34(b)	61	39,964
HFC Home Equity Loan Asset Backed Certificates Series 2006-1, Class M1 0.509%, 1/20/36(b)	1,340	1,094,789
Home Equity Mortgage Trust Series 2005-3, Class M1 1.039%, 11/25/35(b)	27	26,265
Household Home Equity Loan Trust Series 2007-2, Class A2V 0.389%, 7/20/36(b)	2,800	2,572,405
Indymac Residential Asset Backed Trust Series 2007-B, Class 2A2 0.389%, 7/25/37(b)	3,350	2,015,702
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 0.429%, 6/25/37(a)(b)	3,660	1,333,038
Lehman XS Trust Series 2005-2, Class 1M1 0.729%, 8/25/35(b)	5,000	105,848
Series 2006-1, Class 1M1 0.679%, 2/25/36(b)	4,000	59,106

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	271

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.349%, 4/25/37(b)	$895	$861,256
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV2 0.359%, 6/25/37(b)	3,100	1,988,432
Newcastle Mortgage Securities Trust Series 2007-1, Class 2A1 0.359%, 4/25/37(b)	2,377	1,682,054
Novastar Home Loan Equity Series 2007-2, Class M1 0.529%, 9/25/37(b)	4,935	153,227
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.329%, 7/25/36(b)	2,491	1,669,108
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1 5.91%, 4/25/37(a)(c)	825	800,529
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2 0.359%, 7/25/37(b)	4,185	1,964,704
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1 0.679%, 6/25/36(b)	2,000	575,378

		18,215,919

Autos - Floating Rate – 1.4%
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A 0.299%, 4/20/13(b)	4,360	4,326,191
Wheels SPV LLC Series 2009-1, Class A 1.782%, 3/15/18(a)(b)+	12,201	12,364,481

		16,690,672

Credit Cards - Fixed Rate – 1.2%
BA Credit Card Trust Series 2006-A16, Class A16 4.72%, 5/15/13	4,600	4,741,198
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5 2.25%, 12/23/14	9,625	9,720,407

		14,461,605

Other ABS - Floating Rate – 1.2%
CNH Wholesale Master Note Trust Series 2009-1A, Class A 1.931%, 7/15/15(a)(b)+	14,000	14,341,677

272	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Petra CRE CDO Ltd. Series 2007-1A, Class C 1.329%, 2/25/47(a)(b)	$1,865	$18,650

		14,360,327

Home Equity Loans - Fixed Rate – 1.0%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.03%, 4/25/33	2,767	2,467,779
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF2 2.645%, 4/25/34	6	5,716
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3 5.81%, 11/25/36	2,646	1,042,736
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF1 2.879%, 12/25/32	2,180	1,638,585
Series 2005-CB4, Class AF2 4.751%, 8/25/35	708	682,681
Series 2005-RP2, Class AF2 5.75%, 9/25/35(a)	713	688,754
Series 2007-CB4, Class A2A 5.844%, 4/25/37	1,285	1,188,748
Flagstar Home Equity Loan Trust Series 2007-1A, Class AF2 5.765%, 1/25/35(a)	3,384	3,034,862
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36	2	2,401
Series 2006-5, Class A1 5.50%, 1/25/37	2,395	289,330
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37(d)(e)	35	0
Structured Asset Securities Corp. Series 2007-RM1, Class AIO 5.00%, 5/25/47(a)(f)	9,431	1,493,363

		12,534,955

Total Asset-Backed Securities (cost $258,208,006)		228,584,025

MORTGAGE PASS-THRU’S – 17.8%
Agency Fixed Rate 30-Year – 9.7%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37-9/01/37	3,092	3,313,023
6.50%, 12/01/33	8,197	8,983,785

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	273

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Series 2007 6.50%, 10/01/37	$46,595	$49,873,567
Series 2008 6.00%, 8/01/38	13,358	14,185,322
6.50%, 12/01/28-7/01/35	23,881	25,781,086
Government National Mortgage Association Series 2008 6.50%, 9/15/38	14,673	15,773,144

		117,909,927

Agency ARMS – 7.5%
Federal Home Loan Mortgage Corp. Series 2005 4.422%, 5/01/35(c)	4,650	4,833,604
Series 2007 5.918%, 11/01/36(b)	6,420	6,769,120
6.071%, 1/01/37(b)	5,960	6,283,556
Federal National Mortgage Association Series 2003 4.807%, 12/01/33(c)	1,452	1,524,056
Series 2005 4.545%, 2/01/35(b)	7,623	7,832,822
4.667%, 10/01/35(c)	4,379	4,583,153
5.333%, 1/01/36(c)	3,198	3,335,291
Series 2006 2.91%, 1/01/36(c)	11,502	11,816,626
5.49%, 5/01/36(b)	6,131	6,349,830
5.66%, 7/01/36(c)	5,282	5,515,221
5.81%, 11/01/36(b)	9,364	9,873,564
Series 2007 4.377%, 11/01/35(b)	6,718	7,005,311
5.533%, 2/01/37(b)	6,721	7,086,057
6.415%, 1/01/37(b)	3,843	4,052,211
Series 2009 4.788%, 7/01/38(c)	3,545	3,710,726

		90,571,148

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 1998 6.00%, 10/01/13-12/01/13	25	27,164
Series 2001 6.00%, 11/01/16	128	137,540
Series 2002 6.00%, 12/01/17	74	79,663
Series 2005 6.00%, 6/01/17-6/01/20	245	263,238

274	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2006 6.00%, 5/01/21-1/01/22	$4,628	$4,981,176
Series 2007 6.00%, 2/01/22	1,196	1,284,799

		6,773,580

Total Mortgage Pass-Thru’s (cost $208,322,696)		215,254,655

AGENCIES – 5.6%
Agency Debentures – 5.6%
Bank of America Corp. – FDIC Insured 2.10%, 4/30/12	8,760	8,946,947
Citigroup, Inc. – FDIC Insured 1.875%, 5/07/12	18,659	18,947,020
The Goldman Sachs Group, Inc. – FDIC Insured 3.25%, 6/15/12	13,670	14,311,191
JP Morgan Chase & Co. – FDIC Insured 3.125%, 12/01/11	10,565	10,981,906
Morgan Stanley – FDIC Insured 2.25%, 3/13/12	6,000	6,138,144
Wells Fargo & Co. – FDIC Insured 3.00%, 12/09/11	7,493	7,771,635

Total Agencies (cost $65,188,211)		67,096,843

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.9%
Non-Agency Fixed Rate CMBS – 2.4%
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX 4.863%, 7/10/45	5,665	5,683,083
GS Mortgage Securities Corp. II Series 2006-GG8, Class A2 5.479%, 11/10/39+	14,000	14,424,752
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S 5.305%, 1/15/49	5,950	5,876,978
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class C 5.951%, 7/15/44	10,000	2,681,905

		28,666,718

Non-Agency Floating Rate CMBS – 1.5%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.542%, 3/15/22(a)(b)	2,500	2,005,567

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	275

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Commercial Mortgage Pass-Through Certificates Series 2005-F10A, Class A1 0.332%, 4/15/17(a)(b)	$279	$279,392
Series 2005-FL11, Class D 0.572%, 11/15/17(a)(b)	1,127	980,133
Series 2007-FL14, Class C 0.532%, 6/15/22(a)(b)	3,874	2,510,644
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.702%, 10/15/21(a)(b)	4,900	2,460,731
Series 2007-TFLA, Class A2 0.352%, 2/15/22(a)(b)	8,000	6,529,405
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2004-LLFA, Class C 0.542%, 10/15/17(a)(b)	2,400	2,332,227
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.629%, 9/15/21(a)(b)	2,600	905,971
Series 2007-WHL8, Class E 0.632%, 6/15/20(a)(b)	2,725	849,414

		18,853,484

Total Commercial Mortgage-Backed Securities (cost $63,864,455)		47,520,202

CMOS – 2.4%
Non-Agency Floating Rate – 1.1%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1 0.699%, 2/25/36(b)	4,155	62,325
American Home Mortgage Investment Trust Series 2005-2, Class 2A1 1.799%, 9/25/45(b)	79	38,561
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1 1.331%, 11/25/46(b)	2,030	874,295
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 1A6 0.709%, 2/25/35(b)	130	33,794
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2007-OA4, Class 1A1A 0.419%, 8/25/47(b)	2,561	1,288,059

276	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Homebanc Mortgage Trust Series 2005-4, Class A2 0.559%, 10/25/35(b)	$3,206	$1,460,666
Lehman XS Trust Series 2007-2N, Class M1 0.569%, 2/25/37(b)	3,602	9,803
MLCC Mortgage Investors, Inc. Series 2004-A, Class A1 0.459%, 4/25/29(b)	95	80,089
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.74%, 2/25/42(a)(b)	3,267	3,083,553
Sequoia Mortgage Trust Series 2007-3, Class 1A1 0.429%, 7/20/36(b)	3,055	2,472,791
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3 0.459%, 5/25/35(b)	137	111,840
Structured Asset Mortgage Investment, Inc. Series 2004-AR5, Class 1A1 0.559%, 10/19/34(b)	656	556,473
WaMu Mortgage Pass Through Certificates Series 2006-AR11, Class 1A 1.431%, 9/25/46(b)	3,215	1,859,463
Series 2006-AR4, Class 1A1B 1.411%, 5/25/46(b)	1,260	465,932
Series 2006-AR9, Class 1AB2 3.115%, 8/25/46(b)	3,449	1,125,635

		13,523,279

Non-Agency Fixed Rate – 0.5%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36	1,022	954,646
Nomura Asset Acceptance Corp. Series 2006-WF1, Class A2 5.755%, 6/25/36	5,054	4,892,789

		5,847,435

Agency Fixed Rate – 0.5%
Fannie Mae REMICS Series 2005-86, Class WH 5.00%, 11/25/25	2,380	2,408,350
Series 2006-50, Class PA 5.00%, 4/25/27	3,349	3,420,967

		5,829,317

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	277

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Agency Floating Rate – 0.2%
Federal National Mortgage Association Series 2003-52, Class FV 1.229%, 5/25/31(b)	$1,283	$1,290,892
Series 2003-W13, Class AV2 0.509%, 10/25/33(b)	268	232,974
Freddie Mac Reference REMIC Series R008, Class FK 0.631%, 7/15/23(b)	1,116	1,102,014

		2,625,880

Non-Agency ARMS – 0.1%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.158%, 2/25/36(c)	2,883	1,526,720

Total CMOs (cost $48,324,794)		29,352,631

	Shares
SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 2.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(g)	25,106,124	25,106,124

	Principal Amount (000)
Treasury Bills – 1.6%
U.S. Treasury Bills Zero Coupon, 3/25/10	$20,000	19,999,440

Certificates of Deposit – 1.1%
Royal Bank of Canada NY 2.25%, 3/15/13	12,810	12,802,935

Total Short-Term Investments (cost $57,908,499)		57,908,499

Total Investments – 105.1% (cost $1,316,938,684)		1,270,713,337
Other assets less liabilities – (5.1)%		(61,392,813)

Net Assets – 100.0%		$1,209,320,524

278	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	2,200	June 2010	$477,067,053	$478,362,500	$1,295,447

Sold Contracts
U.S. T-Note 10 Yr Futures	194	June 2010	22,459,665	22,791,969	(332,304)
U.S. T-Note 5 Yr Futures	2,064	June 2010	237,130,184	239,295,000	(2,164,816)

					$(1,201,673)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate market value of these securities amounted to $121,078,380 or 10.0% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2010.

(c)	Variable rate coupon, rate shown as of February 28, 2010.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of February 28, 2010, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37	4/4/2007	$35,213	$0	0.0%

(e)	Fair valued.

(f)	IO – Interest Only

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end. The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the fund’s total exposure to subprime investments was 3.94% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

+	Position, or a portion thereof, has been segregrated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $66,725,684.

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CDO – Collateralized Debt Obligation

CMBS – Commercial Mortgage-Backed Securities

CMOs – Collateralized Mortgage Obligations

FDIC – Federal Deposit Insurance Corporation

REMIC – Real Estate Mortgage Investment Conduit

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	279

Short Duration Bond Portfolio—Portfolio of Investments

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 33.2%
Industrial – 16.1%
Basic – 2.3%
ArcelorMittal 6.125%, 6/01/18	$3,570	$3,693,708
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16	3,132	3,674,491
Celulosa Arauco Y Constitucion 8.625%, 8/15/10	999	1,029,539
The Dow Chemical Co. 7.375%, 11/01/29	200	216,907
8.55%, 5/15/19	4,115	4,974,677
Eastman Chemical 5.50%, 11/15/19	686	706,192
EI Du Pont de Nemours & Co. 5.875%, 1/15/14	1,539	1,725,967
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17	2,885	3,130,225
International Paper Co. 5.30%, 4/01/15	2,625	2,785,884
7.50%, 8/15/21	797	902,742
Packaging Corp. of America 5.75%, 8/01/13	1,329	1,441,057
PPG Industries, Inc. 5.75%, 3/15/13	3,190	3,477,378
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18	3,260	3,675,542

		31,434,309

Capital Goods – 1.0%
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(a)	299	310,365
John Deere Capital Corp. 5.25%, 10/01/12	2,660	2,899,509
Lafarge SA 6.15%, 7/15/11	2,204	2,310,859
Republic Services, Inc. 5.25%, 11/15/21(a)	1,213	1,226,336
5.50%, 9/15/19(a)	1,768	1,829,876
Tyco International Finance SA 6.00%, 11/15/13	1,250	1,391,885
8.50%, 1/15/19	1,265	1,585,794
United Technologies Corp. 4.875%, 5/01/15	1,591	1,745,548

		13,300,172

280	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Media – 1.8%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)	$3,710	$4,082,269
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	2,746	3,673,601
Comcast Corp. 5.50%, 3/15/11	2,767	2,890,685
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.75%, 10/01/14(a)	1,200	1,254,484
News America Holdings, Inc. 9.25%, 2/01/13	670	792,613
News America, Inc. 6.55%, 3/15/33	1,383	1,445,459
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	1,345	1,682,951
RR Donnelley & Sons Co. 4.95%, 4/01/14	710	713,353
Time Warner Cable, Inc. 7.50%, 4/01/14	1,325	1,545,945
Time Warner Entertainment Co. 8.375%, 3/15/23	2,680	3,273,647
WPP Finance UK 5.875%, 6/15/14	376	398,266
8.00%, 9/15/14	2,616	3,017,402

		24,770,675

Communications - Telecommunications – 2.7%
AT&T Corp. 8.00%, 11/15/31(b)	295	360,673
British Telecommunications PLC 9.125%, 12/15/10(b)	3,066	3,257,616
Embarq Corp. 7.082%, 6/01/16	3,780	4,166,834
Pacific Bell Telephone Co. 6.625%, 10/15/34	6,250	6,420,544
Qwest Corp. 7.50%, 10/01/14	3,270	3,482,550
8.875%, 3/15/12(b)	660	715,275
Telecom Italia Capital SA 6.175%, 6/18/14	2,510	2,734,201
6.375%, 11/15/33	375	359,292
US Cellular Corp. 6.70%, 12/15/33	4,720	4,675,066

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	281

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Verizon Communications, Inc. 4.90%, 9/15/15	$2,540	$2,751,592
5.25%, 4/15/13	2,310	2,523,164
Verizon New Jersey, Inc. Series A 5.875%, 1/17/12	2,259	2,416,161
Vodafone Group PLC 5.50%, 6/15/11	3,015	3,180,906

		37,043,874

Consumer Cyclical - Automotive – 0.5%
Daimler Finance North America LLC 5.75%, 9/08/11	1,105	1,170,959
7.30%, 1/15/12	1,178	1,286,047
7.75%, 1/18/11	437	462,349
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)	1,440	1,498,169
Nissan Motor Acceptance Corp. 4.50%, 1/30/15(a)	2,530	2,562,925

		6,980,449

Consumer Cyclical - Entertainment – 0.6%
Time Warner, Inc. 6.875%, 5/01/12	2,130	2,350,102
7.625%, 4/15/31	2,810	3,273,984
Viacom, Inc. 5.625%, 9/15/19	2,895	3,061,642

		8,685,728

Consumer Cyclical - Other – 0.7%
Marriott International, Inc. Series J 5.625%, 2/15/13	4,120	4,336,172
MDC Holdings, Inc. 5.50%, 5/15/13	4,540	4,716,475

		9,052,647

Consumer Non-Cyclical – 2.9%
Altria Group, Inc. 9.70%, 11/10/18	1,675	2,106,421
Baxter FinCo BV 4.75%, 10/15/10	2,678	2,751,865
Bottling Group LLC 6.95%, 3/15/14	2,315	2,699,172
Bunge Ltd. Finance Corp. 5.10%, 7/15/15	1,711	1,770,669
5.875%, 5/15/13	2,720	2,892,598

282	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)	$3,480	$3,709,955
Campbell Soup Co. 6.75%, 2/15/11	2,205	2,336,742
ConAgra Foods, Inc. 7.875%, 9/15/10	68	70,543
Delhaize Group SA 5.875%, 2/01/14	775	854,475
Diageo Capital PLC 7.375%, 1/15/14	2,340	2,755,553
Fisher Scientific International, Inc. 6.125%, 7/01/15	2,336	2,429,440
Fortune Brands, Inc. 4.875%, 12/01/13	2,016	2,108,998
The Kroger Co. 6.80%, 12/15/18	2,175	2,476,879
Pepsico, Inc. 4.65%, 2/15/13	2,505	2,708,138
Pfizer, Inc. 5.35%, 3/15/15	2,620	2,912,429
The Procter & Gamble Co. 4.70%, 2/15/19	2,607	2,705,388
Safeway, Inc. 6.50%, 3/01/11	453	477,431
Wyeth 5.50%, 2/01/14	2,212	2,461,109

		40,227,805

Energy – 1.9%
Amerada Hess Corp. 7.875%, 10/01/29	1,793	2,174,714
Anadarko Petroleum Corp. 5.95%, 9/15/16	3,050	3,334,827
6.45%, 9/15/36	877	919,451
Apache Corp. 5.25%, 4/15/13	1,455	1,579,864
Baker Hughes, Inc. 6.50%, 11/15/13	1,300	1,499,346
Canadian Natural Resources Ltd. 5.15%, 2/01/13	1,220	1,313,371
Marathon Oil Corp. 7.50%, 2/15/19	995	1,159,569
Nabors Industries, Inc. 9.25%, 1/15/19	2,995	3,743,310
Noble Energy, Inc. 8.25%, 3/01/19	2,858	3,468,726
The Premcor Refining Group, Inc. 7.50%, 6/15/15	2,115	2,167,875

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	283

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Valero Energy Corp 6.125%, 2/01/20	$1,635	$1,645,698
Weatherford International Ltd. 5.15%, 3/15/13	1,600	1,702,187
9.625%, 3/01/19	1,540	1,962,026

		26,670,964

Other Industrial – 0.2%
Noble Group Ltd. 6.75%, 1/29/20(a)	2,260	2,291,075

Technology – 1.2%
Cisco Systems, Inc. 5.25%, 2/22/11	2,470	2,580,387
Computer Sciences Corp. 5.50%, 3/15/13	2,290	2,482,926
Dell, Inc. 5.625%, 4/15/14	1,645	1,821,752
Electronic Data Systems Corp. Series B 6.00%, 8/01/13(b)	3,850	4,316,847
Motorola, Inc. 6.50%, 9/01/25	1,800	1,760,700
7.50%, 5/15/25	290	309,604
7.625%, 11/15/10	146	151,741
Oracle Corp. 5.00%, 1/15/11	2,480	2,574,545
Xerox Corp. 8.25%, 5/15/14	310	365,128

		16,363,630

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.25%, 10/01/14	1,695	1,765,497
5.75%, 12/15/16	1,115	1,149,037

		2,914,534

Transportation - Services – 0.1%
Con-way, Inc. 6.70%, 5/01/34	2,269	2,048,920

		221,784,782

Financial Institutions – 13.2%
Banking – 7.6%
American Express Co. 7.25%, 5/20/14	1,900	2,166,044
8.125%, 5/20/19	2,785	3,369,666
ANZ National International Ltd. 6.20%, 7/19/13(a)	1,890	2,096,766

284	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Bank of America Corp. 4.875%, 1/15/13	$4,230	$4,439,305
7.625%, 6/01/19	1,700	1,922,452
Series L 5.65%, 5/01/18	1,400	1,396,486
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY 7.40%, 6/15/11	170	182,207
Barclays Bank PLC 8.55%, 6/15/11(a)(c)	961	936,975
The Bear Stearns Co., Inc. 5.55%, 1/22/17	5,410	5,618,442
Citigroup, Inc. 5.50%, 4/11/13	2,900	3,035,563
6.50%, 8/19/13	2,770	2,979,534
8.50%, 5/22/19	2,750	3,173,382
Compass Bank 5.50%, 4/01/20	4,989	4,696,465
Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11	1,151	1,185,521
Credit Suisse USA, Inc. 5.50%, 8/15/13	1,128	1,240,962
Deutsche Bank AG London 5.00%, 10/12/10	2,730	2,803,423
The Goldman Sachs Group, Inc. 4.75%, 7/15/13	2,806	2,963,029
5.125%, 1/15/15	1,590	1,679,700
6.00%, 5/01/14	1,675	1,838,321
7.50%, 2/15/19	2,855	3,267,533
JPMorgan Chase & Co. 6.75%, 2/01/11	2,925	3,078,405
JPMorgan Chase Capital XXV Series Y 6.80%, 10/01/37	733	716,891
Lloyds TSB Bank PLC 4.375%, 1/12/15(a)	3,820	3,756,187
Marshall & Ilsley Bank 5.00%, 1/17/17	3,700	3,054,072
Merrill Lynch & Co., Inc. 6.05%, 5/16/16	1,607	1,635,720
Morgan Stanley 5.45%, 1/09/17	1,615	1,645,695
5.625%, 1/09/12	3,940	4,192,255
6.60%, 4/01/12	2,565	2,790,266
National Australia Bank Ltd. 3.75%, 3/02/15(a)(d)	3,175	3,201,956

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	285

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

National City Bank of Cleveland Ohio 6.25%, 3/15/11	$4,245	$4,422,292
Nationwide Building Society 6.25%, 2/25/20(a)	3,415	3,467,328
Regions Financial Corp. 6.375%, 5/15/12	975	966,840
SouthTrust Corp. 5.80%, 6/15/14	3,315	3,552,039
Standard Chartered PLC 6.409%, 1/30/17(a)(c)	4,800	4,109,323
UBS Preferred Funding Trust I 8.622%, 10/01/10(c)	2,319	2,248,087
UFJ Finance Aruba AEC 6.75%, 7/15/13	1,913	2,148,586
Union Bank of California 5.95%, 5/11/16	1,005	1,062,419
Union Planters Corp. 7.75%, 3/01/11	2,817	2,835,747
Wachovia Corp. 5.50%, 5/01/13	4,155	4,488,206

		104,364,090

Finance – 0.9%
General Electric Capital Corp. 4.80%, 5/01/13	2,795	2,955,341
Series A 4.375%, 11/21/11	2,713	2,837,198
HSBC Finance Corp. 7.00%, 5/15/12	2,095	2,294,727
SLM Corp. Series A 5.375%, 1/15/13-5/15/14	4,650	4,348,147

		12,435,413

Insurance – 3.3%
Aetna, Inc. 6.00%, 6/15/16	1,010	1,113,933
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16	1,820	1,979,223
Assurant, Inc. 5.625%, 2/15/14	1,028	1,071,505
Berkshire Hathaway Finance Corp. 4.20%, 12/15/10	1,656	1,702,860
Coventry Health Care, Inc. 5.95%, 3/15/17	665	630,061
6.125%, 1/15/15	260	259,275
6.30%, 8/15/14	2,060	2,100,617
Genworth Financial, Inc. 6.515%, 5/22/18	4,100	3,861,310

286	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Guardian Life Insurance 7.375%, 9/30/39(a)	$1,605	$1,673,530
Humana, Inc. 6.30%, 8/01/18	1,514	1,559,668
6.45%, 6/01/16	285	301,397
7.20%, 6/15/18	610	663,796
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)	2,683	2,771,437
Lincoln National Corp. 8.75%, 7/01/19	791	953,728
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)	1,510	1,864,539
MetLife, Inc. 7.717%, 2/15/19	1,159	1,347,621
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	2,585	2,879,749
Principal Financial Group, Inc. 7.875%, 5/15/14	2,220	2,523,423
Prudential Financial, Inc. 5.15%, 1/15/13	2,545	2,709,565
6.20%, 1/15/15	265	291,604
Series D 7.375%, 6/15/19	200	229,973
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26	3,065	3,143,421
UnitedHealth Group, Inc. 5.25%, 3/15/11	4,300	4,462,579
Wellpoint, Inc. 5.875%, 6/15/17	270	293,542
7.00%, 2/15/19	655	755,731
XL Capital Ltd. 5.25%, 9/15/14	4,520	4,673,364

		45,817,451

REITS – 1.4%
ERP Operating LP 5.25%, 9/15/14	4,570	4,823,923
HCP, Inc. 6.00%, 1/30/17	4,630	4,490,336
Health Care REIT, Inc. 6.20%, 6/01/16	3,980	4,033,085
Healthcare Realty Trust, Inc. 5.125%, 4/01/14	2,373	2,402,527
Simon Property Group LP 5.625%, 8/15/14	3,236	3,475,626

		19,225,497

		181,842,451

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	287

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Utility – 2.7%
Electric – 1.7%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)	$3,175	$3,199,720
Carolina Power & Light Co. 6.50%, 7/15/12	2,595	2,872,066
FirstEnergy Corp. Series B 6.45%, 11/15/11	58	61,972
Series C 7.375%, 11/15/31	2,291	2,477,272
FPL Group Capital, Inc. 5.625%, 9/01/11	2,855	3,032,073
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	2,093	2,300,404
Nisource Finance Corp. 6.80%, 1/15/19	3,445	3,769,467
Pacific Gas & Electric Co. 4.80%, 3/01/14	1,700	1,848,231
The Southern Co. Series A 5.30%, 1/15/12	999	1,070,213
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)	1,447	1,554,404
Union Electric Co. 6.70%, 2/01/19	315	354,485

		22,540,307

Natural Gas – 0.8%
Duke Energy Field Services Corp. 7.875%, 8/16/10	506	521,896
Energy Transfer Partners LP 6.70%, 7/01/18	972	1,066,689
7.50%, 7/01/38	3,329	3,705,743
Enterprise Products Operating LLC Series G 5.60%, 10/15/14	1,278	1,392,579
Williams Partners LP 5.25%, 3/15/20(a)	4,178	4,245,362

		10,932,269

Other Utility – 0.2%
Veolia Environnement 6.00%, 6/01/18	2,785	2,994,401

		36,466,977

288	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Non Corporate Sectors – 1.2%
Agencies - Not Government Guaranteed – 1.2%
Gaz Capital SA 6.212%, 11/22/16(a)		$7,890	$7,899,863
Petrobras International Finance 5.75%, 1/20/20		5,100	5,144,375
TransCapitalInvest Ltd. for OJSC AK Transneft 8.70%, 8/07/18(a)		3,055	3,559,075

			16,603,313

Total Corporates - Investment Grades (cost $429,807,553)			456,697,523

GOVERNMENTS - TREASURIES – 28.1%
Germany – 2.2%
Bundesrepublik Deutschland Series 04 3.75%, 1/04/15	EUR	20,300	29,700,515

New Zealand – 0.2%
New Zealand Government Series 413 6.50%, 4/15/13	NZD	3,929	2,900,622

United States – 25.7%
U.S. Treasury Bonds 3.75%, 11/15/18		$73,505	75,227,503
4.50%, 2/15/36		33,280	33,462,008
U.S. Treasury Notes 0.875%, 2/28/11-5/31/11		31,240	31,418,905
1.75%, 11/15/11		18,785	19,137,219
2.25%, 1/31/15		30,040	30,049,372
2.375%, 8/31/14		50,785	51,499,139
2.625%, 7/31/14		70,855	72,665,133
3.375%, 11/15/19		41,255	40,536,255

			353,995,534

Total Governments - Treasuries (cost $385,419,489)			386,596,671

MORTGAGE PASS-THRU’S – 16.3%
Agency Fixed Rate 30-Year – 14.7%
Federal Home Loan Mortgage Corp. 6.50%, TBA		4,610	4,978,800
Federal Home Loan Mortgage Corp. Gold Series 2005 4.50%, 8/01/35-10/01/35		3,073	3,129,871

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	289

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2006 4.50%, 1/01/36-5/01/36	$169	$171,655
Series 2007 5.50%, 7/01/35	4,327	4,594,635
Series 2008 6.50%, 5/01/35	4,573	5,014,307
Federal National Mortgage Association 6.00%, TBA	16,620	17,630,180
Series 2003 5.00%, 11/01/33	12,918	13,461,792
5.50%, 4/01/33-7/01/33	15,553	16,463,959
Series 2004 5.50%, 4/01/34-11/01/34	12,268	12,977,646
Series 2005 4.50%, 8/01/35-10/01/35	20,736	21,152,396
5.50%, 2/01/35	2,994	3,169,962
6.00%, 4/01/35	9,785	10,511,720
Series 2006 5.00%, 1/01/36-2/01/36	16,212	16,861,101
Series 2007 4.50%, 9/01/35-8/01/37	12,288	12,564,772
5.50%, 8/01/37	22,008	23,297,597
Series 2008 6.00%, 3/01/37	21,412	22,868,282
6.50%, 1/01/39	3,296	3,522,382
Government National Mortgage Association 5.50%, TBA	6,625	7,009,045
6.00%, TBA	2,950	3,146,821

		202,526,923

Agency ARMS – 1.6%
Federal Home Loan Mortgage Corp. Series 2007 5.965%, 2/01/37(e)	4,279	4,511,997
Series 2009 4.352%, 4/01/36(c)	6,522	6,805,055
Federal National Mortgage Association Series 2003 4.807%, 12/01/33(c)	2,015	2,114,849
Series 2006 5.45%, 2/01/36(c)	2,528	2,638,211
6.153%, 3/01/36(c)	1,773	1,856,943
Series 2007 4.739%, 3/01/34(c)	3,992	4,158,014

		22,085,069

Total Mortgage Pass-Thru’s (cost $213,609,437)		224,611,992

290	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.3%
Non-Agency Fixed Rate CMBS – 9.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW18, Class A4 5.70%, 6/11/50	$6,455	$6,131,653
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.095%, 12/10/49	8,585	8,302,313
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46	3,065	2,805,584
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39	6,475	5,809,870
Series 2006-C5, Class A3 5.311%, 12/15/39	4,500	3,958,295
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.736%, 12/10/49	1,470	1,398,489
GS Mortgage Securities Corp. II Series 2006-GG8, Class A2 5.479%, 11/10/39+	14,000	14,424,752
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8, Class A2 5.289%, 5/15/45+	14,000	14,435,737
Series 2007-LD11, Class A4 5.818%, 6/15/49	855	783,261
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.228%, 6/15/29	6,015	6,186,382
Series 2006-C6, Class A4 5.372%, 9/15/39	8,090	8,159,352
Series 2007-C1, Class A3 5.398%, 2/15/40+	20,000	20,493,518
Series 2007-C1, Class A4 5.424%, 2/15/40	5,725	5,299,005
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4 5.91%, 6/12/46	3,075	3,175,817
Morgan Stanley Capital I Series 2007-HQ13, Class A3 5.569%, 12/15/44	8,155	6,949,722

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	291

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2007-IQ13, Class A4 5.364%, 3/15/44	$4,035	$3,691,946
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3 5.765%, 7/15/45	8,565	8,414,714
Series 2007-C32, Class A3 5.74%, 6/15/49	6,885	6,136,501

		126,556,911

Non-Agency Floating Rate CMBS – 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 0.668%, 3/06/20(a)(e)	1,855	1,585,018

Total Commercial Mortgage-Backed Securities (cost $130,425,762)		128,141,929

ASSET-BACKED SECURITIES – 3.4%
Credit Cards - Floating Rate – 1.9%
Citibank Omni Master Trust Series 2009-A14A, Class A14 2.982%, 8/15/18(a)(e)+	14,000	14,450,755
Discover Card Master Trust Series 2009-A1, Class A1 1.531%, 12/15/14(e)+	11,000	11,144,019

		25,594,774

Autos - Floating Rate – 0.9%
Wheels SPV LLC Series 2009-1, Class A 1.782%, 3/15/18(a)(e)+	12,201	12,364,481

Credit Cards - Fixed Rate – 0.3%
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5 4.85%, 2/18/14	4,150	4,333,497

Home Equity Loans - Floating Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.499%, 5/25/37(e)	3,715	163,887
HFC Home Equity Loan Asset Backed Certificates Series 2005-3, Class A1 0.489%, 1/20/35(e)	872	764,132

292	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lehman XS Trust Series 2005-4, Class 1M1 0.729%, 10/25/35(e)	$4,865	$43,612
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.349%, 4/25/37(e)	817	786,040
Option One Mortgage Loan Trust Series 2006-3, Class M1 0.459%, 2/25/37(e)	1,785	9,487
RAAC Series Series 2006-SP3, Class A1 0.309%, 8/25/36(e)	35	34,390

		1,801,548

Home Equity Loans - Fixed Rate – 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.356%, 12/25/32	668	494,414
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33	593	502,305
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36	1	1,429

		998,148

Other ABS - Fixed Rate – 0.1%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(a)	1,000	968,289

Other ABS - Floating Rate – 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.329%, 2/25/47(a)(e)	2,220	22,200
SLM Student Loan Trust Series 2003-C, Class A1 0.354%, 9/15/16(e)	115	114,193

		136,393

Total Asset-Backed Securities (cost $58,034,809)		46,197,130

GOVERNMENTS - SOVEREIGN BONDS – 2.0%
Brazil – 0.4%
Republic of Brazil 8.25%, 1/20/34	4,730	5,912,500

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	293

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Croatia – 0.2%
Republic of Croatia 6.75%, 11/05/19(a)	$3,365	$3,487,092

Lithuania – 0.3%
Republic of Lithuania 6.75%, 1/15/15(a)	3,300	3,489,169

Peru – 0.6%
Republic of Peru 8.375%, 5/03/16	1,995	2,428,912
9.875%, 2/06/15	4,245	5,361,435

		7,790,347

Poland – 0.2%
Poland Government International Bond 6.375%, 7/15/19	2,570	2,778,813

Russia – 0.3%
Russian Federation 7.50%, 3/31/30(a)(b)	3,493	3,957,964

Total Governments - Sovereign Bonds (cost $24,417,587)		27,415,885

GOVERNMENTS - SOVEREIGN AGENCIES – 1.7%
Germany – 0.4%
Kreditanstalt fuer Wiederaufbau 5.125%, 3/14/16	2,795	3,109,960
Landwirtschaftliche Rentenbank 5.125%, 2/01/17	2,695	2,971,432

		6,081,392

South Korea – 0.1%
Korea Development Bank 4.625%, 9/16/10	1,335	1,354,950

United Kingdom – 1.2%
The Royal Bank of Scotland PLC 1.45%, 10/20/11(a)	10,450	10,506,200
2.625%, 5/11/12(a)	6,000	6,137,436

		16,643,636

Total Governments - Sovereign Agencies (cost $23,428,819)		24,079,978

294	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CMOS – 1.5%
Non-Agency ARMS – 0.7%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.158%, 2/25/36(c)	$3,066	$1,623,532
Series 2006-3, Class 22A1 5.853%, 5/25/36(c)	1,379	668,261
Series 2007-1, Class 21A1 5.554%, 1/25/47(c)	2,071	1,148,578
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 5.134%, 5/25/35(c)	2,964	2,552,163
Series 2006-AR1, Class 3A1 5.50%, 3/25/36(e)	3,527	2,285,920
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 5.848%, 5/25/36(c)	1,775	986,657

		9,265,111

Agency Floating Rate – 0.6%
Fannie Mae REMICS Series 2005-72, Class AF 0.529%, 8/25/35(e)	4,227	4,164,094
Federal National Mortgage Association Series 2006-42, Class JF 0.739%, 6/25/36(e)	4,161	4,125,635

		8,289,729

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 1.481%, 12/25/35(e)	1,305	731,835
Series 2006-OA14, Class 3A1 1.331%, 11/25/46(e)	4,598	1,979,969
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 0.759%, 2/25/35(e)	2,946	138,905

		2,850,709

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.468%, 5/28/35	392	364,252

Total CMOs (cost $32,309,518)		20,769,801

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	295

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 1.4%
Industrial – 1.2%
Basic – 0.3%
United States Steel Corp. 5.65%, 6/01/13	$2,121	$2,151,854
7.00%, 2/01/18	1,260	1,189,603
Westvaco Corp. 8.20%, 1/15/30	670	738,044

		4,079,501

Capital Goods – 0.3%
Masco Corp. 4.80%, 6/15/15	4,795	4,480,079

Consumer Cyclical - Other – 0.3%
Wyndham Worldwide Corp. 6.00%, 12/01/16	4,535	4,403,235

Technology – 0.3%
Xerox Capital Trust I 8.00%, 2/01/27	4,410	4,354,875

		17,317,690

Financial Institutions – 0.2%
Banking – 0.2%
BankAmerica Capital II Series 2 8.00%, 12/15/26	1,950	1,872,000
RBS Capital Trust III 5.512%, 9/30/14(c)	562	320,340

		2,192,340

Finance – 0.0%
International Lease Finance Corp. 5.65%, 6/01/14	524	444,854

		2,637,194

Total Corporates - Non-Investment Grades (cost $20,321,191)		19,954,884

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal National Mortgage Association 6.25%, 5/15/29	12,375	14,530,329
6.625%, 11/15/30	1,710	2,096,693

Total Agencies (cost $16,552,523)		16,627,022

296	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 1.0%
United States – 1.0%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $13,262,578)	$12,696	$13,739,398

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Malaysia – 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19(a)	3,390	3,442,087

Russia – 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(a)	5,677	6,060,198

Total Quasi-Sovereigns (cost $8,822,456)		9,502,285

SUPRANATIONALS – 0.4%
European Investment Bank 4.875%, 2/15/36	1,970	1,959,894
International Bank for Reconstruction & Development 9.25%, 7/15/17	2,340	3,195,541

Total Supranationals (cost $5,036,145)		5,155,435

	Shares
SHORT-TERM INVESTMENTS – 9.7%
Investment Companies – 9.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(f) (cost $134,117,320)	134,117,320	134,117,320

Total Investments – 109.9% (cost $1,495,565,187)		1,513,607,253
Other assets less liabilities – (9.9)%		(136,568,017)

Net Assets – 100.0%		$1,377,039,236

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	297

Intermediate Duration Bond Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note C)

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$820,957

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro settling 3/25/10	21,777	$29,658,133	$29,651,909	$6,224
New Zealand Dollar settling 3/24/10	4,169	3,065,592	2,907,020	158,572

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate market value of these securities amounted to $132,452,557 or 9.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2010.

(c)	Variable rate coupon, rate shown as of February 28, 2010.

(d)	When-Issued or delayed delivery security.

(e)	Floating Rate Security. Stated interest rate was in effect at February 28, 2010.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $87,313,262.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2010, the fund’s total exposure to subprime investments was 0.90% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

EUR – Euro Dollar

NZD – New Zealand Dollar

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CDO – Collateralized Debt Obligation

CMBS – Commercial Mortgage-Backed Securities

CMOs – Collateralized Mortgage Obligations

LIBOR – London Interbank Offered Rates

LP – Limited Partnership

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

298	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

INFLATION PROTECTED SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 96.7%
United States – 96.7%
U.S. Treasury Inflation Index 1.375%, 1/15/20 (TIPS)	$16,623	$16,495,928
1.625%, 1/15/15-1/15/18 (TIPS)	169,287	176,751,158
1.875%, 7/15/13-7/15/15 (TIPS)	101,962	108,478,208
2.00%, 7/15/14-1/15/16 (TIPS)	89,875	96,117,586
2.00%, 1/15/26 (TIPS)	14,036	14,001,399
2.125%, 1/15/19 (TIPS)	32,641	34,724,203
2.375%, 1/15/17 (TIPS)	60,431	65,680,820
3.00%, 7/15/12 (TIPS)	61,101	66,123,292
3.375%, 1/15/12 (TIPS)	48,601	52,269,245

Total Inflation-Linked Securities (cost $595,481,316)		630,641,839

	Shares
SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(a) (cost $19,813,717)	19,813,717	19,813,717

Total Investments – 99.8% (cost $615,295,033)		650,455,556
Other assets less liabilities – 0.2%		1,565,469

Net Assets – 100.0%		$652,021,025

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	299

Inflation Protected Securities Portfolio—Portfolio of Investments

HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 77.2%
Industrial – 54.7%
Basic – 7.6%
Algoma Acquisition Corp. 9.875%, 6/15/15(a)		$1,050	$921,375
Appleton Papers, Inc. 10.50%, 6/15/15(a)		435	402,375
Arch Western Finance LLC 6.75%, 7/01/13		1,470	1,473,675
Boise Paper Holdings LLC 9.00%, 11/01/17(a)		267	275,010
Domtar Corp. 7.125%, 8/15/15		2,500	2,506,250
Evraz Group SA 8.25%, 11/10/15(a)		1,604	1,595,980
8.875%, 4/24/13(a)		200	206,500
Georgia-Pacific LLC 7.125%, 1/15/17(a)		595	600,950
8.25%, 5/01/16(a)		375	395,625
Hexion Finance Escrow LLC/Hexion Escrow Corp. 8.875%, 2/01/18(a)		486	464,130
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 4.75%, 11/15/14(b)		525	446,250
9.75%, 11/15/14		525	496,125
Huntsman International LLC 5.50%, 6/30/16(a)		400	352,000
7.875%, 11/15/14		1,330	1,290,100
Ineos Group Holdings PLC 8.50%, 2/15/16(a)		2,400	1,560,000
Jefferson Smurfit Corp. US 8.25%, 10/01/12(c)		630	519,750
Kerling PLC 10.625%, 1/28/17(a)	EUR	885	1,223,136
Kronos International, Inc. 6.50%, 4/15/13		1,275	1,406,244
MacDermid, Inc. 9.50%, 4/15/17(a)		$675	675,000
Momentive Performance Materials, Inc. 10.125%, 12/01/14(d)		979	898,008
NewMarket Corp. 7.125%, 12/15/16		615	608,850
NewPage Corp. 10.00%, 5/01/12		1,647	947,025
Norske Skogindustrier ASA 6.125%, 10/15/15(a)		761	525,090

300	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Novelis, Inc. 7.25%, 2/15/15		$2,190	$2,031,225
Peabody Energy Corp. 5.875%, 4/15/16		900	888,750
7.375%, 11/01/16		545	576,338
Series B 6.875%, 3/15/13		415	420,187
Rhodia SA 3.434%, 10/15/13(a)(b)	EUR	980	1,241,008
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(c)		$650	534,625
Steel Capital SA for OAO Severstal 9.25%, 4/19/14(a)		1,438	1,533,268
Steel Dynamics, Inc. 7.75%, 4/15/16		2,230	2,218,850
Teck Resources Ltd. 9.75%, 5/15/14		1,850	2,183,000
United States Steel Corp. 7.00%, 2/01/18		1,825	1,723,035
Vedanta Resources PLC 8.75%, 1/15/14(a)		1,400	1,477,000
Verso Paper Holdings LLC/Verso Paper, Inc. Series B 11.375%, 8/01/16		900	677,250
Weyerhaeuser Co. 7.375%, 3/15/32		2,485	2,361,970

			37,655,954

Capital Goods – 5.1%
Alion Science and Technology Corp. 10.25%, 2/01/15		1,170	889,200
AMH Holdings, Inc. 11.25%, 3/01/14		1,635	1,618,650
Berry Plastics Holding Corp. 8.875%, 9/15/14		1,260	1,212,750
Bombardier, Inc. 6.30%, 5/01/14(a)		1,515	1,556,663
8.00%, 11/15/14(a)		1,120	1,164,800
Building Materials Corp. Of America 7.00%, 2/15/20(a)		689	689,000
Case New Holland, Inc. 7.125%, 3/01/14		1,490	1,490,000
CNH America LLC 7.25%, 1/15/16		935	932,663
Crown Americas 7.625%, 11/15/13		200	206,000
Goodman Global Group, Inc. Zero Coupon, 12/15/14(a)		1,047	605,951

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	301

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Grohe Holding GMBH 8.625%, 10/01/14(a)	EUR	1,284	$1,503,589
Hanson Australia Funding Ltd. 5.25%, 3/15/13		$824	824,096
Hanson Ltd. 6.125%, 8/15/16		706	695,584
L-3 Communications Corp. 5.875%, 1/15/15		1,248	1,252,680
Masco Corp. 6.125%, 10/03/16		920	881,573
Mohawk Industries, Inc. 6.875%, 1/15/16		900	895,500
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14		2,530	2,548,975
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)		1,180	1,180,000
Pregis Corp. 5.684%, 4/15/13(a)(b)	EUR	500	605,934
RSC Equipment Rental Inc/RSC Holdings III LLC 10.25%, 11/15/19(a)		$900	891,000
Sequa Corp. 11.75%, 12/01/15(a)		1,270	1,244,600
Terex Corp. 8.00%, 11/15/17		786	730,980
United Rentals North America, Inc. 7.75%, 11/15/13		1,575	1,468,687

			25,088,875

Communications - Media – 6.2%
Allbritton Communications Co. 7.75%, 12/15/12		1,771	1,755,504
Cablevision Systems Corp. Series B 8.00%, 4/15/12		1,637	1,724,989
Central European Media Enterprises Ltd. 11.625%, 9/15/16(a)	EUR	650	911,625
Charter Communications Operating LLC 8.00%, 4/30/12(a)		$800	828,000
Clear Channel Communications, Inc. 5.50%, 9/15/14		4,809	2,861,355
5.75%, 1/15/13		716	544,160
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17(a)		175	179,550
CSC Holdings, Inc. 6.75%, 4/15/12		73	75,738
7.625%, 7/15/18		535	549,713
7.875%, 2/15/18		640	667,200

302	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Echostar DBS Corp. 6.625%, 10/01/14	$970	$972,425
7.125%, 2/01/16	650	651,625
Intelsat Bermuda Ltd. 11.25%, 6/15/16	1,612	1,720,810
11.50%, 2/04/17(d)	797	778,945
Intelsat Corp 9.25%, 6/15/16	1,650	1,707,750
Lamar Media Corp. 6.625%, 8/15/15	2,190	2,091,450
Liberty Media Corp. 5.70%, 5/15/13	545	534,100
LIN Television Corp. 6.50%, 5/15/13	725	686,937
Nielsen Finance LLC/Nielsen Finance Co. 12.50%, 8/01/16(e)	630	570,150
Quebecor Media, Inc. 7.75%, 3/15/16	2,455	2,461,137
Rainbow National Services LLC 8.75%, 9/01/12(a)	1,224	1,248,480
10.375%, 9/01/14(a)	473	497,241
RH Donnelley Corp. 12.00%, 1/29/17	338	339,948
Sinclair Television Group, Inc. 9.25%, 11/01/17(a)	160	166,000
Sirius Satellite Radio, Inc. 9.625%, 8/01/13	545	551,813
Univision Communications, Inc. 9.75%, 3/15/15(a)(d)	2,379	2,105,105
Virgin Media Secured Finance PLC 6.50%, 1/15/18(a)	1,500	1,477,500
WDAC Subsidiary Corp. 8.375%, 12/01/14(a)	982	61,375
WMG Holdings Corp. 9.50%, 12/15/14	2,096	2,096,000

		30,816,625

Communications - Telecommunications – 4.6%
Cincinnati Bell, Inc. 8.375%, 1/15/14	1,740	1,753,050
Cricket Communications, Inc. 7.75%, 5/15/16	800	813,000
9.375%, 11/01/14	2,085	2,074,575
Crown Castle International Corp. 7.125%, 11/01/19	1,000	1,000,000

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	303

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fairpoint Communications, Inc. Series 1 13.125%, 4/02/18(c)	$1,966	$255,592
Frontier Communications Corp. 6.25%, 1/15/13	1,901	1,905,752
9.00%, 8/15/31	1,145	1,110,650
Level 3 Financing, Inc. 8.75%, 2/15/17	2,360	2,100,400
9.25%, 11/01/14	1,200	1,137,000
Mobile Telesystems Finance SA 8.00%, 1/28/12(a)	1,558	1,645,560
Qwest Capital Funding, Inc. 7.25%, 2/15/11	1,529	1,593,982
Qwest Communications International, Inc. 7.50%, 2/15/14	350	353,500
Sprint Capital Corp. 6.875%, 11/15/28	1,315	996,113
8.75%, 3/15/32	1,180	1,041,350
Sprint Nextel Corp. 6.00%, 12/01/16	1,000	865,000
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14	740	762,200
VIP Finance (Vimpelcom) 8.375%, 4/30/13(a)	1,560	1,671,072
Windstream Corp. 7.875%, 11/01/17	675	659,813
8.625%, 8/01/16	1,070	1,088,725

		22,827,334

Consumer Cyclical - Automotive – 3.6%
Affinia Group, Inc. 9.00%, 11/30/14	495	483,244
Allison Transmission, Inc. 11.00%, 11/01/15(a)	560	581,000
Ford Motor Credit Co. LLC 3.001%, 1/13/12(b)	2,785	2,610,937
7.00%, 10/01/13	4,474	4,406,299
8.00%, 12/15/16	2,665	2,676,028
Goodyear Tire & Rubber Co./The 8.625%, 12/01/11	550	570,625
9.00%, 7/01/15	2,007	2,069,719
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(f)	1,436	617,480
Navistar International Corp. 8.25%, 11/01/21	1,010	1,025,150
Tenneco, Inc. 8.625%, 11/15/14	1,475	1,449,188

304	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Visteon Corp. 7.00%, 3/10/14(c)	$1,795	$1,238,550

		17,728,220

Consumer Cyclical - Entertainment – 0.1%
AMC Entertainment, Inc. 11.00%, 2/01/16	520	557,700

Consumer Cyclical - Other – 5.7%
Beazer Homes USA, Inc. 8.375%, 4/15/12	1,035	1,019,475
12.00%, 10/15/17(a)	425	473,875
Boyd Gaming Corp. 6.75%, 4/15/14	600	510,750
7.75%, 12/15/12	737	735,158
Broder Brothers Co. 12.00%, 10/15/13(d)(g)	307	236,948
Chukchansi Economic Development Authority 8.00%, 11/15/13(a)	540	437,400
DR Horton, Inc. 6.50%, 4/15/16	1,180	1,162,300
Greektown Holdings LLC 10.75%, 12/01/13(c)(g)	525	31,500
Harrah’s Operating Co., Inc. 5.75%, 10/01/17	514	250,575
6.50%, 6/01/16	1,017	554,265
10.75%, 2/01/16	1,766	1,359,820
11.25%, 6/01/17	750	778,125
Host Hotels & Resorts LP 6.875%, 11/01/14	385	383,075
Series Q 6.75%, 6/01/16	935	920,975
K Hovnanian Enterprises, Inc. 6.25%, 1/15/16	1,355	962,050
10.625%, 10/15/16	500	522,500
KB Home 6.375%, 8/15/11	125	127,187
Levi Strauss & Co. 8.875%, 4/01/16	742	769,825
MGM Mirage 6.625%, 7/15/15	1,222	965,380
7.625%, 1/15/17	2,060	1,637,700
8.375%, 2/01/11	1,024	998,400
Mohegan Tribal Gaming Auth 7.125%, 8/15/14	1,155	854,700
NCL Corp. Ltd. 11.75%, 11/15/16(a)	1,000	1,037,500

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	305

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pulte Homes, Inc. 5.25%, 1/15/14	$590	$567,875
Quiksilver, Inc. 6.875%, 4/15/15	650	554,125
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13	2,385	2,367,112
8.75%, 2/02/11	846	877,725
Standard Pacific Corp. 10.75%, 9/15/16	555	578,587
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13	2,065	2,132,113
7.875%, 5/01/12	539	578,078
Station Casinos, Inc. 6.625%, 3/15/18(c)	3,610	18,772
William Lyon Homes, Inc. 10.75%, 4/01/13	1,597	1,285,585
Wynn Las Vegas LLC/Corp. 6.625%, 12/01/14	2,635	2,549,363

		28,238,818

Consumer Cyclical - Restaurants – 0.1%
Sbarro, Inc. 10.375%, 2/01/15	415	339,263

Consumer Cyclical - Retailers – 2.9%
Asbury Automotive Group, Inc. 7.625%, 3/15/17	77	72,669
8.00%, 3/15/14	550	549,313
Autonation, Inc. 2.251%, 4/15/13(b)	175	165,375
The Bon-Ton Dept Stores, Inc. 10.25%, 3/15/14	1,195	1,072,513
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14	700	712,250
Couche-Tard US/Finance 7.50%, 12/15/13	1,006	1,011,030
Dollar General Corp. 10.625%, 7/15/15	425	465,375
GSC Holdings Corp. 8.00%, 10/01/12	790	813,700
Limited Brands, Inc. 5.25%, 11/01/14	1,028	997,160
6.90%, 7/15/17	1,645	1,595,650
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14	960	962,400
5.90%, 12/01/16	1,495	1,450,150

306	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michaels Stores, Inc. 10.00%, 11/01/14	$345	$350,175
11.375%, 11/01/16	565	567,825
Neiman-Marcus Group, Inc. 9.00%, 10/15/15(d)	619	609,824
Rite Aid Corp. 6.875%, 8/15/13	2,080	1,783,600
9.50%, 6/15/17	445	368,237
Toys R US, Inc. 7.375%, 10/15/18	900	846,000

		14,393,246

Consumer Non-Cyclical – 5.7%
ACCO Brands Corp. 7.625%, 8/15/15	1,000	917,500
10.625%, 3/15/15(a)	760	826,120
Aramark Corp. 8.50%, 2/01/15	1,710	1,727,100
Bausch & Lomb, Inc. 9.875%, 11/01/15	390	399,750
Biomet, Inc. 11.625%, 10/15/17	520	574,600
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(d)	1,866	1,768,005
Community Health Systems, Inc. 8.875%, 7/15/15	891	922,185
DaVita, Inc. 6.625%, 3/15/13	950	952,375
7.25%, 3/15/15	719	721,696
Dean Foods Co. 7.00%, 6/01/16	921	874,950
Del Monte Corp. 6.75%, 2/15/15	395	402,900
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14	520	556,400
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14	670	710,200
HCA, Inc. 6.375%, 1/15/15	3,348	3,147,120
6.50%, 2/15/16	1,520	1,417,400
6.75%, 7/15/13	1,150	1,135,625
9.625%, 11/15/16(d)	2,803	2,999,210
Healthsouth Corp. 10.75%, 6/15/16	980	1,058,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%, 6/15/14	424	428,240
Jarden Corp. 7.50%, 1/15/20	780	781,950

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	307

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Albertsons, Inc. 7.45%, 8/01/29	$1,220	$1,030,900
Select Medical Corp. 7.625%, 2/01/15	1,015	954,100
Stater Brothers Holdings 8.125%, 6/15/12	594	596,970
Sun Healthcare Group, Inc. 9.125%, 4/15/15	750	761,250
Universal Hospital Services, Inc. 3.859%, 6/01/15(b)	895	756,275
Viant Holdings, Inc. 10.125%, 7/15/17(a)	567	552,825
Visant Corp. 7.625%, 10/01/12	883	887,415

		27,861,461

Energy – 5.8%
Antero Resources Finance Corp. 9.375%, 12/01/17(a)	495	499,950
Chaparral Energy, Inc. 8.875%, 2/01/17	900	735,750
Chesapeake Energy Corp. 6.50%, 8/15/17	2,350	2,232,500
6.625%, 1/15/16	2,995	2,890,175
6.875%, 1/15/16	270	265,613
7.50%, 9/15/13	805	817,075
CIE Generale De Geophysique 7.50%, 5/15/15	1,285	1,259,300
7.75%, 5/15/17	195	191,100
Complete Production Services, Inc. 8.00%, 12/15/16	1,325	1,288,562
Denbury Resources, Inc. 8.25%, 2/15/20	95	98,325
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13	1,010	1,017,575
Expro Finance Luxembourg SCA 8.50%, 12/15/16(a)	114	113,430
Forest Oil Corp. 7.25%, 6/15/19	1,915	1,876,700
Hercules Offshore, Inc. 10.50%, 10/15/17(a)	915	910,425
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)	1,425	1,385,812
Mariner Energy, Inc. 11.75%, 6/30/16	361	402,515
Newfield Exploration Co. 7.125%, 5/15/18	1,135	1,135,000

308	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

OPTI Canada, Inc. 8.25%, 12/15/14		$1,588	$1,413,320
PetroHawk Energy Corp. 9.125%, 7/15/13		1,206	1,254,240
Pioneer Natural Resources Co. 5.875%, 7/15/16		995	953,270
Plains Exploration & Production Co. 7.75%, 6/15/15		2,015	2,032,631
Pride International, Inc. 7.375%, 7/15/14		634	651,435
Range Resources Corp. 7.50%, 5/15/16		940	961,150
Sandridge Energy, Inc. 8.75%, 1/15/20(a)		525	514,500
Southwestern Energy Co. 7.50%, 2/01/18		1,025	1,081,375
Tesoro Corp. 6.25%, 11/01/12		680	675,750
6.50%, 6/01/17		2,260	2,028,350

			28,685,828

Other Industrial – 0.6%
Neenah Foundary Co. 9.50%, 1/01/17(c)		1,350	688,500
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14		455	460,688
11.75%, 8/01/16		365	379,600
Sensus Metering Systems, Inc. 8.625%, 12/15/13		655	651,725
Yioula Glassworks SA 9.00%, 12/01/15(g)	EUR	900	667,889

			2,848,402

Services – 1.7%
Realogy Corp. 10.50%, 4/15/14		$895	747,325
12.375%, 4/15/15		1,605	1,099,425
Service Corp. International 6.75%, 4/01/16		2,000	1,960,000
The ServiceMaster Co. 10.75%, 7/15/15(a)(d)		1,760	1,804,000
Ticketmaster Entertainment, Inc. 10.75%, 8/01/16		940	1,034,000
Travelport LLC 9.875%, 9/01/14		1,135	1,160,537
West Corp. 9.50%, 10/15/14		750	744,375

			8,549,662

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	309

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Technology – 3.6%
Advanced Micro Devices, Inc. 8.125%, 12/15/17(a)	$202	$204,525
Amkor Technology, Inc. 9.25%, 6/01/16	860	887,950
Ceridian Corp. 11.25%, 11/15/15	450	430,875
First Data Corp. 9.875%, 9/24/15	2,856	2,470,440
11.25%, 3/31/16	1,100	902,000
Flextronics International Ltd. 6.50%, 5/15/13	418	427,405
Freescale Semiconductor, Inc. 8.875%, 12/15/14	2,380	2,112,250
10.125%, 12/15/16	1,200	936,000
Iron Mountain, Inc. 6.625%, 1/01/16	1,360	1,339,600
7.75%, 1/15/15	450	453,375
Lucent Technologies, Inc. 6.45%, 3/15/29	1,260	894,600
NXP BV / NXP Funding LLC 3.001%, 10/15/13(b)	1,000	847,500
9.50%, 10/15/15	920	800,400
Sanmina Corp. 8.125%, 3/01/16	500	492,500
Seagate Technology HDD Holding 6.375%, 10/01/11	1,753	1,805,590
Serena Software, Inc. 10.375%, 3/15/16	875	840,000
Sungard Data Systems, Inc. 9.125%, 8/15/13	1,012	1,036,035
Telcordia Technologies, Inc. 10.00%, 3/15/13(a)	675	636,187

		17,517,232

Transportation - Airlines – 0.6%
AMR Corp. 9.00%, 8/01/12	1,570	1,342,350
Continental Airlines, Inc. 8.75%, 12/01/11	1,330	1,303,400
Series RJO3
7.875%, 7/02/18	492	438,040

		3,083,790

Transportation - Railroads – 0.3%
Trinity Industries, Inc. 6.50%, 3/15/14	1,300	1,309,750

310	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.5%
Avis Budget Car Rental 7.75%, 5/15/16		$1,660	$1,498,150
Hertz Corp. 8.875%, 1/01/14		1,145	1,162,175

			2,660,325

			270,162,485

Financial Institutions – 12.0%
Banking – 3.8%
ABN Amro Bank NV 4.31%, 3/10/16(h)	EUR	1,805	1,523,823
BOI Capital Funding No. 3 6.107%, 2/04/16(a)(h)		$3,403	1,939,710
Dexia Credit Local 4.30%, 11/18/15(c)(h)	EUR	2,250	1,700,361
HBOS Capital Funding LP 6.071%, 6/30/14(a)(h)		$2,700	1,971,000
HT1 Funding GMBH 6.352%, 6/30/17(h)	EUR	825	716,143
LBG Capital No.1 PLC 8.00%, 6/15/20(a)		$3,125	2,437,500
Northern Rock PLC 5.60%, 4/30/14(a)(h)	GBP	3,620	434,400
Royal Bank of Scotland Group PLC 6.99%, 10/05/17(a)(h)		$2,715	1,791,900
Series U
7.64%, 9/29/17(h)		2,600	1,599,000
Smurfit Kappa Acquisitions 7.75%, 11/15/19(a)	EUR	1,000	1,354,842
Swedbank 5.75%, 3/17/16(h)	GBP	1,350	1,523,274
UT2 Funding PLC 5.321%, 6/30/16	EUR	1,284	1,188,884
Zions Bancorporation 5.50%, 11/16/15		$665	569,388
6.00%, 9/15/15		220	190,134

			18,940,359

Brokerage – 0.8%
E*Trade Financial Corp. 7.375%, 9/15/13		1,925	1,828,750
Lehman Brothers Holdings Inc 5.625%, 1/24/13(c)		5,500	1,258,125
Nuveen Investments, Inc. 10.50%, 11/15/15		900	814,500

			3,901,375

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	311

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Finance – 3.9%
American General Finance Corp. 6.90%, 12/15/17	$1,930	$1,384,294
Capmark Financial Group, Inc. 5.875%, 5/10/12(c)	3,666	1,033,845
CIT Group, Inc. 6.10%, 3/15/67	3,465	0
7.00%, 5/01/13-5/01/17	1,615	1,457,791
Series .
7.00%, 5/01/16	538	476,288
GMAC, Inc. 6.875%, 9/15/11	2,435	2,435,000
8.00%, 11/01/31	1,332	1,228,770
Series 8
6.75%, 12/01/14	1,657	1,582,435
International Lease Finance Corp. 6.375%, 3/25/13	2,465	2,171,064
iStar Financial, Inc. 10.00%, 6/15/14(a)	1,500	1,432,500
Series B
5.125%, 4/01/11	2,325	1,883,250
Residential Capital LLC 8.375%, 6/30/10	1,625	1,568,125
9.625%, 5/15/15	2,945	2,849,287

		19,502,649

Insurance – 2.9%
AGFC Capital Trust I 6.00%, 1/15/67(a)(h)	4,745	2,206,425
American International Group, Inc. 6.25%, 3/15/37	2,711	1,518,160
8.175%, 5/15/58(h)	2,325	1,569,375
Crum & Forster Holdings Corp. 7.75%, 5/01/17	760	748,600
Genworth Financial, Inc. 6.15%, 11/15/66(h)	1,945	1,346,912
ING Capital Funding Trust III 8.439%, 12/31/10(h)	1,294	1,171,070
ING Groep NV 5.775%, 12/08/15(h)	1,291	1,006,597
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)	1,645	1,406,475
MBIA Insurance Corp. 14.00%, 1/15/33(a)(h)	3,315	1,558,050
XL Capital Ltd. Series E 6.50%, 4/15/17(h)	2,100	1,645,980

		14,177,644

312	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Other Finance – 0.6%
Aiful Corp. 6.00%, 12/12/11(a)	$3,141	$2,359,676
iPayment, Inc. 9.75%, 5/15/14	675	588,938

		2,948,614

		59,470,641

Utility – 6.3%
Electric – 5.1%
The AES Corp. 7.75%, 3/01/14	1,430	1,431,788
8.00%, 10/15/17	1,240	1,232,250
8.75%, 5/15/13(a)	140	142,450
CMS Energy Corp. 6.25%, 2/01/20	1,000	978,803
Dynegy Holdings, Inc. 7.75%, 6/01/19	2,360	1,852,600
8.375%, 5/01/16	980	857,500
Dynegy Roseton/Danskammer Pass Through Trust Series A 7.27%, 11/08/10	44	43,870
Series B
7.67%, 11/08/16	1,222	1,179,230
Edison Mission Energy 7.00%, 5/15/17	3,840	2,812,800
7.50%, 6/15/13	360	333,000
7.75%, 6/15/16	1,695	1,356,000
Energy Future Holdings Corp. 10.875%, 11/01/17	1,545	1,170,338
Mirant Americas Generation LLC 8.50%, 10/01/21	2,325	2,173,875
NRG Energy, Inc. 7.25%, 2/01/14	420	423,150
7.375%, 2/01/16-1/15/17	2,955	2,909,656
RRI Energy, Inc. 7.625%, 6/15/14	765	730,575
7.875%, 6/15/17	840	785,400
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15	2,151	1,607,657
TXU Corp. Series P 5.55%, 11/15/14	1,957	1,428,187
Series Q
6.50%, 11/15/24	3,106	1,559,004

		25,008,133

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	313

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Natural Gas – 1.2%
El Paso Corp. Series G 7.375%, 12/15/12		$745	$785,101
7.75%, 1/15/32		855	826,130
Enterprise Products Operating LLC Series A 8.375%, 8/01/66(h)		1,620	1,638,225
Kinder Morgan Finance Co. 5.70%, 1/05/16		1,765	1,716,462
Regency Energy Partners 8.375%, 12/15/13		1,089	1,118,948

			6,084,866

			31,092,999

Credit Default Index Holdings – 4.2%
DJ CDX.NA.HY100 – 4.2%
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(a)		15,660	16,657,542
Dow Jones CDX HY Series 5-T2 7.25%, 12/29/10(a)		3,881	4,069,980

			20,727,522

Total Corporates - Non-Investment Grades (cost $360,800,170)			381,453,647

CORPORATES - INVESTMENT GRADES – 11.3%
Financial Institutions – 5.1%
Banking – 3.8%
Allied Irish Banks PLC 12.50%, 6/25/19	EUR	769	1,126,948
American Express Co. 6.80%, 9/01/66(h)		$900	846,000
Barclays Bank PLC 4.75%, 3/15/20(h)	EUR	520	458,609
5.926%, 12/15/16(a)(h)		$1,300	1,066,000
BBVA International Preferred SA Unipersonal 3.798%, 9/22/15(h)	EUR	750	875,711
5.919%, 4/18/17		$640	512,240
The Bear Stearns Co., Inc. 5.55%, 1/22/17		935	971,025
Capital One Financial Corp. 6.75%, 9/15/17		663	727,770
Citigroup, Inc. 5.50%, 4/11/13		400	418,698
Countrywide Financial Corp. 5.80%, 6/07/12		515	548,442
6.25%, 5/15/16		1,221	1,246,280

314	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11		$56	$57,679
Fifth Third Bancorp 6.25%, 5/01/13		475	510,054
Financial Security Assurance Holdings Ltd. 6.40%, 12/15/66(a)(h)		1,400	966,000
Merrill Lynch & Co., Inc. 5.70%, 5/02/17		1,565	1,537,611
National Capital Trust II 5.486%, 3/23/15(a)(h)		647	566,643
Societe Generale 4.196%, 1/26/15(h)	EUR	1,350	1,465,987
UBS AG/Jersey 4.28%, 4/15/15(h)		1,600	1,683,000
Wachovia Bank 6.75%, 5/25/17	AUD	2,050	1,589,474
Zions Bancorporation 7.75%, 9/23/14		$1,480	1,423,477

			18,597,648

Finance – 0.1%
SLM Corp. 5.125%, 8/27/12		255	248,999
Series A
5.00%, 10/01/13		400	374,644

			623,643

Insurance – 1.2%
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		952	666,400
Coventry Health Care, Inc. 5.875%, 1/15/12		683	700,916
5.95%, 3/15/17		60	56,847
6.125%, 1/15/15		30	29,916
6.30%, 8/15/14		185	188,648
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		450	464,833
MetLife, Inc. 10.75%, 8/01/39		695	856,432
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		1,075	1,197,575
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24(h)	AUD	1,000	738,997
XL Capital Finance Europe PLC 6.50%, 1/15/12		$1,000	1,058,810

			5,959,374

			25,180,665

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	315

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Industrial – 4.7%
Basic – 0.7%
ArcelorMittal USA, Inc. 6.50%, 4/15/14	$581	$632,377
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17	1,235	1,339,975
The Mosaic Co. 7.625%, 12/01/16(a)	1,375	1,501,238

		3,473,590

Capital Goods – 0.7%
Allied Waste North America, Inc. Series B 7.125%, 5/15/16	553	597,240
Owens Corning, Inc. 6.50%, 12/01/16	710	729,870
7.00%, 12/01/36	1,555	1,521,686
Tyco International Finance SA 8.50%, 1/15/19	700	877,514

		3,726,310

Communications - Media – 0.2%
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 6.375%, 6/15/15	811	838,371

Communications - Telecommunications – 0.7%
Alltel Corp. 7.875%, 7/01/32	450	541,651
American Tower Corp. 7.00%, 10/15/17	310	345,650
Qwest Corp. 6.50%, 6/01/17	770	774,812
6.875%, 9/15/33	2,240	2,055,200

		3,717,313

Consumer Cyclical - Other – 0.3%
Toll Brothers Finance Corp. 5.15%, 5/15/15	1,443	1,384,983

Consumer Cyclical - Retailers – 0.2%
CVS Caremark Corp. 6.302%, 6/01/37(h)	1,000	915,000

Consumer Non-Cyclical – 0.6%
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)	580	618,326
Reynolds American, Inc. 7.25%, 6/01/12-6/01/13	1,245	1,368,926

316	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17	$832	$832,000

		2,819,252

Energy – 0.2%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15	856	873,454
TNK-BP Finance SA 7.25%, 2/02/20(a)	204	202,470

		1,075,924

Other Industrial – 0.3%
Noble Group Ltd. 6.625%, 3/17/15(a)	1,400	1,457,407

Services – 0.2%
Expedia, Inc. 8.50%, 7/01/16	1,070	1,171,650

Technology – 0.6%
Computer Sciences Corp. 5.50%, 3/15/13	600	650,548
Motorola, Inc. 7.50%, 5/15/25	1,470	1,569,371
Xerox Corp. 6.40%, 3/15/16	535	591,358

		2,811,277

		23,391,077

Utility – 1.2%
Electric – 1.0%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(a)	830	923,822
Aquila, Inc. 11.875%, 7/01/12	596	696,125
Oncor Electric Delivery Co. 5.95%, 9/01/13	490	537,258
6.80%, 9/01/18	640	719,268
Sierra Pacific Power Co. Series M 6.00%, 5/15/16	440	482,982
Teco Finance, Inc. 6.572%, 11/01/17	500	531,715
7.00%, 5/01/12	722	784,077

		4,675,247

Natural Gas – 0.2%
Tennessee Gas Pipeline Co. 7.00%, 10/15/28	570	608,130

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	317

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Williams Co., Inc. 7.875%, 9/01/21	$470	$575,788

		1,183,918

		5,859,165

Non Corporate Sectors – 0.3%
Agencies - Not Government Guaranteed – 0.3%
TransCapitalInvest Ltd. for OJSC AK Transneft 7.70%, 8/07/13(a)	1,200	1,297,500

Total Corporates - Investment Grades (cost $48,141,569)		55,728,407

BANK LOANS – 1.8%
Industrial – 1.4%
Basic – 0.3%
Lyondell Chemical Company 3.73%, 12/20/13(b)	475	332,149
3.98%, 12/22/14(b)	289	202,071
7.00%, 12/22/14(b)	1,253	876,840

		1,411,060

Capital Goods – 0.2%
Hawker Beechcraft Acquisition Co. LLC 10.50%, 3/26/14(b)	1,247	1,150,242

Consumer Cyclical - Other – 0.4%
Las Vegas Sands LLC 2.01%, 5/23/14(b)	2,444	2,140,091

Energy – 0.5%
Ashmore Energy International 3.23%, 3/30/12(b)	250	226,708
3.25%, 3/30/14(b)	2,123	1,928,103

		2,154,811

		6,856,204

Financial Institutions – 0.4%
Finance – 0.4%
CIT Group, Inc. 13.00%, 1/20/12(b)	1,782	1,837,046

Total Bank Loans (cost $6,745,115)		8,693,250

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Fixed Rate CMBS – 1.8%
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 5.826%, 6/15/38	2,375	2,219,314

318	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4 5.716%, 2/15/51		$1,100	$964,354
Series 2007-CB18, Class A4 5.44%, 6/12/47		1,875	1,761,203
Series 2007-LD11, Class A4 5.818%, 6/15/49		2,000	1,832,189
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38		1,875	1,870,115

Total Commercial Mortgage-Backed Securities (cost $8,413,922)			8,647,175

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Capital Goods – 0.0%
Reynolds Group Escrow 7.75%, 10/15/16(a)		118	119,475

Communications - Media – 0.2%
Columbus International, Inc. 11.50%, 11/20/14(a)		1,128	1,195,680

Consumer Cyclical - Retailers – 0.3%
Edcon Holdings Proprietary Ltd. 6.214%, 6/15/15(a)(b)	EUR	1,800	1,397,053

Consumer Non-Cyclical – 0.3%
Foodcorp Ltd. 8.875%, 6/15/12(a)		1,128	1,537,862

Other Industrial – 0.3%
New Reclamation Group 8.125%, 2/01/13(a)		689	703,304
Savcio Holdings Pty Ltd. 8.00%, 2/15/13(a)		450	594,360

			1,297,664

Total Emerging Markets - Corporate Bonds (cost $4,925,968)			5,547,734

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	319

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Kazakhstan – 0.3%
KazMunaiGaz Finance Sub BV 8.375%, 7/02/13(a)		$400	$438,000
9.125%, 7/02/18(a)		950	1,078,250

			1,516,250

Russia – 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)		1,455	1,447,725

Venezuela – 0.3%
Petroleos de Venezuela SA 5.25%, 4/12/17		2,250	1,366,875

Total Quasi-Sovereigns (cost $3,198,050)			4,330,850

GOVERNMENTS - TREASURIES – 0.8%
Brazil – 0.8%
Republic of Brazil 12.50%, 1/05/16 (cost $3,560,844)	BRL	5,800	3,741,058

EMERGING MARKETS - SOVEREIGNS – 0.6%
Argentina – 0.3%
Argentina Bonos 7.00%, 10/03/15		$2,100	1,517,950

Ukraine – 0.3%
Government of Ukraine 6.75%, 11/14/17(a)		930	798,033
6.875%, 3/04/11(a)		700	687,750

Total Emerging Markets - Sovereigns (cost $2,483,411)			3,003,733

	Shares
COMMON STOCK – 0.6%
Broder Brothers Co.(i)(j)		28,873	0
Charter Communications, Inc.(i)		11,716	348,551
CIT Group, Inc.(i)		32,389	1,179,931
Dex One Corp.(i)		46,336	1,380,813

Total Common Stock (cost $12,374,265)			2,909,295

320	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.4%
Financial Institutions – 0.4%
Finance – 0.2%
GMAC, Inc. 7.00%(a)	1,687	$1,194,027

REITS – 0.2%
Sovereign REIT 12.00%(a)	624	711,360

		1,905,387

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%(h)	36,525	41,638
Federal National Mortgage Association 8.25%(h)	54,625	58,995

		100,633

Total Preferred Stocks (cost $3,520,973)		2,006,020

	Principal Amount (000)
CMOS – 0.2%
Non-Agency ARMS – 0.2%
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1 5.798%, 11/25/37 (cost $1,111,286)	$1,797	1,166,382

	Shares
WARRANTS – 0.0%
Warrants – 0.0%
Charter Communications, Inc., expiring 11/30/14(i) (cost $46,050)	23,024	120,876

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(k) (cost $4,612,120)	4,612,120	4,612,120

Total Investments – 97.6% (cost $459,933,743)		481,960,547
Other assets less liabilities – 2.4%		11,984,760

Net Assets – 100.0%		$493,945,307

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	321

High Yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS (see Notes C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2010	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Morgan Stanley Capital Services Inc.:
Residential Capital, LLC
6.50%, 4/17/13, 6/30/10*	(5.00)%	11.807%	$1,625	$21,337	$135,229	$(113,892)
XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	0.779	1,260	(121,226)	86,777	(208,003)

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 3/17/10	575	$914,629	$876,370	$38,259
Euro settling 3/25/10	11,081	15,599,539	15,088,082	511,457
Euro settling 3/25/10	404	568,289	549,645	18,644
Euro settling 3/25/10	281	387,323	383,104	4,219

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate market value of these securities amounted to $105,586,184 or 21.4% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2010.

(c)	Security is in default and is non-income producing.

(d)	Pay-In-Kind Payments (PIK).

(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)	Illiquid security.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of February 28, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	8/5/2005	$587,252	$236,948	0.05%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/2005	499,357	31,500	0.01%
Yioula Glassworks SA
9.00%, 12/01/15	6/9/2009	525,447	667,890	0.14%

(h)	Variable rate coupon, rate shown as of February 28, 2010.

(i)	Non-income producing security.

(j)	Fair valued.

(k)	Investment in affiliated money market mutual fund. The rate represents the 7-day yield as of period end.

322	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

EUR – Euro Dollar

GBP – Great British Pound

Glossary:

ARMs – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOs – Collateralized Mortgage Obligations

LP – Limited Partnership

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	323

High Yield Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy will pursue its investment objectives through investing in a combination of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such

1	It should be noted that the information in the fee evaluation was completed on July 23, 2009 and presented to the Board of Directors on August 4-6, 2009.

2	Future references to the Strategies do not include “AllianceBernstein.”

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Global Real Estate Investment Portfolio, International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Inflation Protected Securities Portfolio and High Yield Portfolio.

324	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Boards of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[4]	Advisory Fee
Equal to or less than 60%	0.55%
Greater than 60% and less than 80%	0.60%
Equal to or greater than 80%	0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion	n/a
Assets greater than $2.5 billion and less than $5 billion	10 basis points
Assets greater than $5 billion	15 basis points

4	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Global Real Estate Investment Portfolio will be considered to be invested in equity investments.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	325

Accordingly, under the terms of the Investment Advisory Agreement, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 billion	Next $2.5 billion	In excess of $5 billion
2025, 2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%
2010, 2015, 2020	0.60%	0.50%	0.45%
2000, 2005	0.55%	0.45%	0.40%

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios, in which the Strategies invest, although there are other expenses at the Pooling Portfolio level of approximately 0.04% of the Strategies’ average net assets, estimated for the six month period ended February 28, 2009.

The Strategies’ net assets on June 30, 2009 are set forth below:

Strategy	06/30/09 Net Assets ($millions)
2000 Retirement Strategy	$24.2
2005 Retirement Strategy	$40.7
2010 Retirement Strategy	$155.9
2015 Retirement Strategy	$259.1
2020 Retirement Strategy	$310.9
2025 Retirement Strategy	$252.2
2030 Retirement Strategy	$220.1
2035 Retirement Strategy	$151.1
2040 Retirement Strategy	$128.2
2045 Retirement Strategy	$78.0
2050 Retirement Strategy	$8.6
2055 Retirement Strategy	$2.1

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, in dollars and as a percentage of average daily net assets, which the Adviser was entitled to receive

326	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

(before expense caps) from the Strategies but waved the amounts in their entirety during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy	$81,500	0.45%
2005 Retirement Strategy	$81,500	0.22%
2010 Retirement Strategy	$81,500	0.05%
2015 Retirement Strategy	$81,500	0.04%
2020 Retirement Strategy	$81,500	0.03%
2025 Retirement Strategy	$81,500	0.04%
2030 Retirement Strategy	$81,500	0.05%
2035 Retirement Strategy	$81,500	0.07%
2040 Retirement Strategy	$81,500	0.10%
2045 Retirement Strategy	$81,500	0.16%
2050 Retirement Strategy	$81,500	7.91%
2055 Retirement Strategy	$81,500	20.77%

The Adviser agreed to waive that portion of its management fees and/or reimburse the Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ current fiscal year. The waiver is terminable by the Adviser at the end of the Strategies’ fiscal year, August 31, upon at least 60 days written notice. The expense cap shown below includes the blended expense ratios of the Pooling Portfolios (i.e., the Retirement Strategies’ underlying expense ratios). For the six months ended February 28, 2009 and the fiscal year ended August 31, 2008, each of the 2000-2055 Retirement Strategies had an estimated blended expense ratio related to the Pooling Portfolios of 0.04%. Also set forth below are the Retirement Strategies’ gross expense ratios as of February 28, 2009:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 02/28/09[5]	Fiscal Year End
2000 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.86% 1.56% 1.56% 1.06% 0.81% 0.56% 0.56%	2.80% 3.57% 3.52% 3.05% 2.72% 2.37% 2.51%	August 31

2005 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.92% 1.62% 1.62% 1.12% 0.87% 0.62% 0.62%	1.73% 2.46% 2.45% 2.16% 1.85% 1.50% 1.42%	August 31

5	Annualized.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	327

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 02/28/09[5]	Fiscal Year End
2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94% 1.64% 1.64% 1.14% 0.89% 0.64% 0.64%	1.33% 2.07% 2.05% 1.64% 1.33% 0.95% 1.04%	August 31

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98% 1.68% 1.68% 1.18% 0.93% 0.68% 0.68%	1.25% 1.97% 1.98% 1.56% 1.25% 0.86% 0.95%	August 31

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02% 1.72% 1.72% 1.22% 0.97% 0.72% 0.72%	1.24% 1.97% 1.97% 1.54% 1.23% 0.88% 0.94%	August 31

2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04% 1.74% 1.74% 1.24% 0.99% 0.74% 0.74%	1.34% 2.10% 2.09% 1.62% 1.31% 0.98% 1.05%	August 31

2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.40% 2.15% 2.14% 1.65% 1.34% 0.99% 1.11%	August 31

2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.52% 2.26% 2.25% 1.76% 1.45% 1.10% 1.22%	August 31

328	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 02/28/09[5]	Fiscal Year End
2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.64% 2.38% 2.41% 1.83% 1.52% 1.16% 1.35%	August 31

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.92% 2.73% 2.67% 2.10% 1.79% 1.44% 1.63%	August 31

2050 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	10.26% 11.29% 11.06% 9.26% 8.96% 8.97% 9.91%	August 31

2055 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	27.61% 30.10% 29.89% 25.55% 26.33% 26.16% 29.69%	August 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	329

noted, the Adviser is entitled to be reimbursed for a portion of their expenses by the Strategies. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and the legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts that have investment styles similar to those of the Strategies. In addition to the AllianceBernstein Institutional fee schedule, set forth below is a comparison of the advisory fees of the Retirement Strategies and what would have been the effective advisory fees of the Strategies had the AllianceBernstein

330	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Institutional fee schedule been applicable to the Strategies based on June 30, 2009 net assets:6

AB Institutional Fee Schedule	Strategy	Net Assets 06/30/09 ($MM)		AB Inst. Fee (%)		Advisory Fee (%)[7]

Target Date—All Active

75 bp on 1st $25 million

60 bp on next $25 million

50 bp on next $50 million

40 bp on next $100 million

35 bp on the balance

+Other operating expenses (capped)

Minimum Account Size:

$100M or plan assets of $500M

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

		$ $ $ $ $ $ $ $ $ $ $ $	24.2 40.7 155.9 259.1 310.9 252.2 220.1 151.1 128.2 78.0 8.6 2.1	0.750 0.692 0.520 0.461 0.442 0.464 0.481 0.524 0.546 0.612 0.750 0.750	% % % % % % % % % % % %	0.550 0.550 0.600 0.600 0.600 0.650 0.650 0.650 0.650 0.650 0.650 0.650	% % % % % % % % % % % %

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included each Strategy’s ranking with respect to the proposed management fees relative to the median of each Strategy’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the subject Strategy.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, similar 12b-1/non 12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.
8	Note that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.

9	The management fee is calculated by Lipper using the Strategy’s management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Strategy had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	331

seven to twenty funds. It should be noted that, at the request of the Senior Officer and the Adviser, Lipper included only front-end load funds in consideration of the EGs of the Retirement Strategies.

Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds. Similarly, the 2050 and 2055 Retirement Strategies are classified as mixed asset target 2050+ funds, resulting in identical peer groups of those Strategies. As a result, the peers of these expense groups are the same for the Strategies.

The original EG for 2015-2055 Retirement Strategies had an insufficient number of peers in the view of the Senior Officer and the Adviser. Consequently, at the request of the Senior Officer and the Adviser, Lipper expanded the EG of the Strategies to include other mixed asset funds in addition to their respective mixed asset target date.

Strategy	Contractual Management Fee (%)[10]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy	0.550	0.681	2/10
2005 Retirement Strategy	0.550	0.681	2/10
2010 Retirement Strategy	0.600	0.681	4/10
2015 Retirement Strategy	0.600	0.727	2/10
2020 Retirement Strategy	0.600	0.724	2/10
2025 Retirement Strategy	0.650	0.745	2/10
2030 Retirement Strategy	0.650	0.752	2/10
2035 Retirement Strategy	0.650	0.755	2/10
2040 Retirement Strategy	0.650	0.753	3/10
2045 Retirement Strategy	0.650	0.768	3/10
2050 Retirement Strategy	0.650	0.748	3/10
2055 Retirement Strategy	0.650	0.748	3/10

Set forth below is a comparison of the Retirement Strategies’ total expense ratios (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown. As previously mentioned, the Strategies’ expense caps were reduced on March 1, 2007. It should be noted that Lipper intentionally omitted the Lipper Expense Universe (“EU”) due to the limited number of fund complexes that offer mixed-asset target maturity funds.

10	The contractual management fee does not reflect any expense reimbursements made by the Retirement Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. Note that the Adviser waived such reimbursements that it was entitled to receive from the Strategies. In addition, the contractual management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

332	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given bear market conditions during 2008, especially the last three months of 2008, the effects on the Strategies’ total expense ratios caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.11

Strategy	Total Expense Ratio (%)[12]	Lipper Exp. Group Median (%)[13]	Lipper Group Rank
2000 Retirement Strategy	0.856	1.076	1/10
2005 Retirement Strategy	0.919	1.076	2/10
2010 Retirement Strategy	0.940	1.076	3/10
2015 Retirement Strategy	0.981	1.212	2/10
2020 Retirement Strategy	1.017	1.212	3/10
2025 Retirement Strategy	1.039	1.267	2/10
2030 Retirement Strategy	1.058	1.267	2/10
2035 Retirement Strategy	1.063	1.272	2/10
2040 Retirement Strategy	1.063	1.272	3/10
2045 Retirement Strategy	1.058	1.283	3/10
2050 Retirement Strategy	1.059	1.261	3/10
2055 Retirement Strategy	1.058	1.261	3/10

Based on the information provided, the contractual management fees and the total expense ratios of the Retirement Strategies are lower than their respective EG medians. In addition to Lipper’s expense comparisons, the fee evaluation presented the Strategies’ monthly net assets and unaudited advisory fee and total expense ratio run rates from December 31, 2007 through April 30, 2009.14

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 5, 2009 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Retirement Strategies. See discussion below in Section IV.

11	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

12	The total expense ratios (inclusive of the Strategies’ underlying expenses) shown are for the Retirement Strategies’ Class A shares.

13	Peer total expense ratios are also inclusive of their respective underlying expenses.

14	Unaudited information on the Strategies’ advisory fee and total expense ratio monthly run rates was provided by the Adviser.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	333

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Retirement Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s overall profitability pertaining to the Retirement Strategies in the aggregate was negative in 2008.

In addition to the Adviser’s future direct profits from managing the Retirement Strategies, certain of the Adviser’s affiliates may have a business relationship with the Strategies and may benefit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Retirement Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates may provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), the Strategies’ distribution and affiliate of the Adviser, retained the following front-end load sales charges from sales of Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$212
2005 Retirement Strategy	$490
2010 Retirement Strategy	$2,103
2015 Retirement Strategy	$3,400
2020 Retirement Strategy	$2,887
2025 Retirement Strategy	$4,120
2030 Retirement Strategy	$4,156
2035 Retirement Strategy	$2,931
2040 Retirement Strategy	$1,730
2045 Retirement Strategy	$1,187
2050 Retirement Strategy	$40
2055 Retirement Strategy	$160

334	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ABI received the following Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$58,685	$1,661
2005 Retirement Strategy	$122,232	$6,652
2010 Retirement Strategy	$416,581	$5,096
2015 Retirement Strategy	$603,315	$7,628
2020 Retirement Strategy	$755,276	$5,627
2025 Retirement Strategy	$628,907	$6,153
2030 Retirement Strategy	$510,859	$7,106
2035 Retirement Strategy	$324,277	$4,060
2040 Retirement Strategy	$251,387	$2,956
2045 Retirement Strategy	$150,051	$6,593
2050 Retirement Strategy	$3,011	$0
2055 Retirement Strategy	$1,343	$0

The Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

Strategy	ABIS Fee	Expense Offset[15]
2000 Retirement Strategy	$31,488	$195
2005 Retirement Strategy	$44,194	$271
2010 Retirement Strategy	$116,291	$560
2015 Retirement Strategy	$260,452	$856
2020 Retirement Strategy	$334,776	$1,024
2025 Retirement Strategy	$287,653	$1,021
2030 Retirement Strategy	$235,220	$932
2035 Retirement Strategy	$161,415	$909
2040 Retirement Strategy	$134,220	$823
2045 Retirement Strategy	$91,520	$770
2050 Retirement Strategy	$18,270	$50
2055 Retirement Strategy	$18,258	$43

15	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balances that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	335

There are no portfolio transactions for the Retirement Strategies since they pursue their investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. The Adviser profits directly from any of the Pooling Portfolios that effect brokerage transactions through and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC and/or its U.K. affiliate, Sanford C. Bernstein Limited, collectively “SCB.” During the Pooling Portfolios’ most recently completed fiscal year, only Pooling Portfolio—International Value Portfolio effected brokerage transactions or paid commissions to SCB. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,16 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli17 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.18 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on

16	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

17	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

18	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

336	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $447 billion as of June 30, 2009 the Adviser has the investment experience to manage the Strategies and to provide the non-investment services to the Strategies.

The information prepared by Lipper shows the 1 and 3 year performance return19 and ranking of each Strategy relative to its Lipper Performance Group (“PG”)20 and Lipper Performance Universe (“PU”)21 for the periods ended April 30, 2009.22

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	-22.98	-21.75	-22.55	7/10	17/32
3 year	-5.13	-4.99	-5.11	4/6	10/18

2005 Retirement Strategy
1 year	-26.57	-21.75	-22.55	9/10	26/32
3 year	-6.89	-5.16	-5.11	6/6	16/18

2010 Retirement Strategy
1 year	-30.09	-21.75	-22.55	10/10	29/32
3 year	-8.40	-5.16	-5.11	6/6	17/18

2015 Retirement Strategy
1 year	-32.59	-24.70	-24.88	5/5	20/23
3 year	-9.70	-7.80	-5.89	2/2	12/13

19	The performance returns of the Strategies shown were provided by the Adviser. Lipper maintains its own database for performance of the Strategies. Rounding differences may cause the Adviser’s performance returns for the Strategies to be one or two basis points different from Lipper’s own returns. To maintain consistency, the Adviser’s returns for the Strategies are shown instead of Lipper’s.

20	Each Strategy’s PG is identical to the respective Strategy’s EG with the exception of 2025 Retirement Strategy.

21	The PU for each Strategy includes the Strategy and all funds of the same Lipper classification/objective and load type as the Strategy. In contrast to the PG, the PU allows for the inclusion of multiple funds managed by the same investment adviser.

22	As previously mentioned, Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds. As a result, the peer groups of those Strategies are identical. Similarly, the 2050 and 2055 Retirement Strategies are classified as mixed asset target 2050+ funds.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	337

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2020 Retirement Strategy
1 year	-35.29	-27.97	-27.10	9/9	27/29
3 year	-11.16	-8.14	-7.38	5/5	15/15

2025 Retirement Strategy
1 year	-37.24	-31.45	-30.97	5/5	14/15
3 year	-12.13	-10.38	-10.38	3/3	7/7

2030 Retirement Strategy
1 year	-37.86	-35.45	-32.20	8/9	24/27
3 year	-12.47	-10.90	-10.62	5/5	14/14

2035 Retirement Strategy
1 year	-38.42	-36.10	-33.74	4/4	14/14
3 year	-12.98	-11.76	-11.43	3/3	6/6

2040 Retirement Strategy
1 year	-38.32	-36.90	-35.08	8/9	24/26
3 year	-12.82	-11.69	-11.58	5/5	12/12

2045 Retirement Strategy
1 year	-38.62	-36.50	-35.26	5/5	13/13
3 year	-13.18	-12.91	-13.06	2/2	3/3

2050 Retirement Strategy
1 year	-36.94	-35.27	-35.93	5/6	12/17

2055 Retirement Strategy
1 year	-38.40	-35.27	-35.93	5/6	12/17

The table below shows the 1 and 3 year and since inception performance returns of the Strategies (in bold) versus their composite benchmarks.23

	Periods Ending April 30, 2009 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	Since Inception (%)[24]
2000 Retirement Strategy	-22.98	-5.13	-2.11
Composite Index	-20.07	-2.92	-0.50
Inception Date: September 1, 2005

23	The composite benchmark is derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net); for real estate investment trusts (REITs), FTSE EPRA/NAREIT Developed Index, for intermediate bonds, Barclays Capital (BC) U.S. Aggregate Index; for short-term bonds, Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation Protected Securities, BC 1-10 Year TIPS Index; for high yield bonds, BC High Yield (2% constrained) Index.

24	The Adviser provided Retirement Strategy and benchmark performance return information for periods through April 30, 2009.

338	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

	Periods Ending April 30, 2009 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	Since Inception (%)[24]
2005 Retirement Strategy	-26.57	-6.89	-3.36
Composite Index	-24.47	-4.83	-1.77
Inception Date: September 1, 2005

2010 Retirement Strategy	-30.09	-8.40	-4.37
Composite Index	-28.15	-6.54	-2.95
Inception Date: September 1, 2005

2015 Retirement Strategy	-32.59	-9.70	-5.13
Composite Index	-30.61	-7.74	-3.71
Inception Date: September 1, 2005

2020 Retirement Strategy	-35.29	-11.16	-6.07
Composite Index	-33.03	-8.95	-4.50
Inception Date: September 1, 2005

2025 Retirement Strategy	-37.24	-12.13	-6.22
Composite Index	-34.90	-9.91	-5.08
Inception Date: September 1, 2005

2030 Retirement Strategy	-37.86	-12.47	-6.85
Composite Index	-35.64	-10.28	-5.23
Inception Date: September 1, 2005

2035 Retirement Strategy	-38.42	-12.98	-7.05
Composite Index	-36.28	-10.61	-5.49
Inception Date: September 1, 2005

2040 Retirement Strategy	-38.32	-12.81	-6.74
Composite Index	-36.28	-10.61	-5.49
Inception Date: September 1, 2005

2045 Retirement Strategy	-38.62	-13.18	-6.92
Composite Index	-36.28	-10.61	-5.49
Inception Date: September 1, 2005

2050 Retirement Strategy	-36.94	N/A	-23.52
Composite Index	-36.28	N/A	-24.27
Inception Date: June 29, 2007

2055 Retirement Strategy	-38.40	N/A	-24.27
Composite Index	-36.28	N/A	-24.27
Inception Date: June 29, 2007

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	339

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 31, 2009

340	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Arizona California Massachusetts Michigan Minnesota	New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

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Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	341

AllianceBernstein Family of Funds

NOTES

342	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	343

NOTES

344	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

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RS-00-55-0152-0210

SEMI-ANNUAL REPORT

AllianceBernstein Blended Style Funds

U.S. Large Cap Portfolio

February 28, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 12, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio (the “Fund”) for the semi-annual reporting period ended February 28, 2010. The Fund invests in the AllianceBernstein Pooling Portfolios and the Pooling Portfolios’ investment adviser (the “Adviser”) is AllianceBernstein L.P.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund will seek to achieve its investment objective by investing in two portfolios, AllianceBernstein U.S. Value Portfolio and AllianceBernstein U.S. Large Cap Growth Portfolio of the AllianceBernstein Pooling Portfolios, representing growth and value equity investment styles (the “Underlying Portfolios”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Underlying Portfolios that invest in large capitalization companies. By investing in the Underlying Portfolios, the Adviser efficiently diversifies the Fund between growth and value styles. Normally, approximately 50% of the value of the Fund’s investments in the Underlying Portfolios will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, the Adviser will rebalance the investments in the Underlying Portfolios as necessary to maintain this targeted allocation. Performance for each of the Underlying Portfolios compared to its benchmark, plus additional performance, may be found on page 7.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (S&P) 500 Stock Index, for the six- and 12-month periods ended February 28, 2010.

The Fund’s Class A shares without sales charges underperformed the benchmark for the six- and 12-month periods ended February 28, 2010. During both time periods, the Fund’s value portfolio (the U.S. Value Underlying Portfolio) outperformed the Fund’s growth portfolio (the U.S. Large Cap Growth Underlying Portfolio). While relative performance was mixed, the Underlying Portfolios both generated positive absolute performance.

For the six-month period, the U.S. Value Underlying Portfolio outperformed its benchmark, the Russell 1000 Value Index, benefiting mainly from its overweight position in the consumer discretionary sector. The U.S. Large Cap Growth Underlying Portfolio underperformed its benchmark, the Russell 1000 Growth Index, during this period, largely due to its sector overweight and stock selection within financials. This underperformance outweighed the positive contribution from the U.S. Value Underlying Portfolio’s holdings.

For the 12-month period, the U.S. Value Underlying Portfolio also outperformed its benchmark. Stock selection was broadly positive, with the largest contributions coming from consumer discretionary and financial holdings. However, this outperformance was outweighed by the

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	1

negative contribution from the U.S. Large Cap Growth Underlying Portfolio, which underperformed its benchmark for the same period. Detracting most from returns of the U.S. Large Cap Growth Underlying Portfolio was its underweight in the health care sector as well as stock selection within the financial sector.

Market Review and Investment Strategy

Stocks rebounded strongly from their March 2009 lows as the global economy regained its footing and investors began looking toward future profits. The global economic recovery broadened in late 2009, as evidence emerged that the U.S. and the euro area had returned to positive growth. However, at the start of 2010, markets moderately retreated from their steady climb; expectations of increased finan-

cial regulation, China’s move to rein in bank lending and fiscal concerns in Greece and other European countries all served to create uncertainty for the markets.

Despite these concerns, the global economic backdrop has improved, and the Blend Solutions Team (the “Team”) continues to diversify the Fund across a broad set of return opportunities. The U.S. Large Cap Growth team is focused on finding firms with sound growth characteristics while the U.S. Value team is maintaining significant exposure to many attractively valued, cyclically sensitive companies. The Fund continues to feature a balanced blend of growth and value investment styles and will continue to adhere to its strategic style of maintaining allocation targets through a disciplined rebalancing process.

2	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 Stock, the Russell 1000 Value and the Russell 1000 Growth Indexes do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Russell 1000 Value contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1,000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Neither growth investing nor value investing guarantees a profit or eliminates risk. Growth stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. Because the Fund allocates its investments between “growth” and “value” stocks, an investment in the Fund is subject to the risk that this allocation will result in lower returns during periods when one style is outperforming another than if the Fund had invested entirely in the outperforming style. The costs associated with this systematic rebalancing may be significant over time. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio*
Class A	7.67%	51.82%

Class B**	7.33%	50.72%

Class C	7.32%	50.63%

Advisor Class†	7.71%	52.23%

Class R†	7.56%	51.41%

Class K†	7.60%	51.83%

Class I†	7.79%	52.17%

S&P 500 Stock Index	9.32%	53.62%

*    Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Fund’s performance by 0.02% and 0.02% for the six- and 12-month periods ended February 28, 2010, respectively.

**  Effective January 31, 2009, Class B Shares are no longer available for purchase to new investors. Please see Note A for additional information.

†   Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
	NAV Returns	SEC Returns

Class A Shares
1 Year	51.82%	45.29%
5 Years	-1.16%	-2.01%
Since Inception*	2.44%	1.86%

Class B Shares
1 Year	50.72%	46.72%
5 Years	-1.86%	-1.86%
Since Inception*	1.71%	1.71%

Class C Shares
1 Year	50.63%	49.63%
5 Years	-1.86%	-1.86%
Since Inception*	1.72%	1.72%

Advisor Class Shares†
1 Year	52.23%	52.23%
5 Years	-0.88%	-0.88%
Since Inception*	2.74%	2.74%

Class R Shares†
1 Year	51.41%	51.41%
5 Years	-1.38%	-1.38%
Since Inception*	-0.63%	-0.63%

Class K Shares†
1 Year	51.83%	51.83%
Since Inception*	-1.21%	-1.21%

Class I Shares†
1 Year	52.17%	52.17%
Since Inception*	-0.87%	-0.87%

The Fund’s current prospectus fee table shows the Fund’s total annual expense ratios as 1.94%, 2.71%, 2.67%, 1.64%, 2.12%, 1.89% and 1.45% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for these share classes are listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	41.38%
5 Years	-0.21%
Since Inception*	2.63%

Class B Shares
1 Year	42.67%
5 Years	-0.05%
Since Inception*	2.49%

Class C Shares
1 Year	45.59%
5 Years	-0.04%
Since Inception*	2.50%

Advisor Class Shares†
1 Year	48.15%
5 Years	0.97%
Since Inception*	3.53%

Class R Shares†
1 Year	47.22%
5 Years	0.46%
Since Inception*	0.38%

Class K Shares†
1 Year	47.56%
5 Years	0.71%
Since Inception*	0.01%

Class I Shares†
1 Year	48.13%
5 Years	1.03%
Since Inception*	0.34%

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Class R, Class K, and Class I is listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2010	Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	8.83%	59.48%

Russell 1000 Value Index	8.52%	56.50%

AllianceBernstein U.S. Large Cap Growth Portfolio	8.09%	48.66%

Russell 1000 Growth Index	11.32%	54.19%

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2010
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	59.48%
Since Inception^	-1.47%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	48.66%
Since Inception^	1.68%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

AllianceBernstein U.S. Value Portfolio
1 Year	54.54%
Since Inception^	-0.10%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	45.32%
Since Inception^	2.86%

*	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The AllianceBernstein Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein Funds which invest in these Underlying Portfolios.

^	Inception date: 5/20/05.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2009		Ending Account Value February 28, 2010		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,076.71	$1,016.66	$8.44	$8.20
Class B	$1,000	$1,000	$1,073.28	$1,013.19	$12.03	$11.68
Class C	$1,000	$1,000	$1,073.17	$1,013.19	$12.03	$11.68
Advisor Class	$1,000	$1,000	$1,077.09	$1,018.15	$6.90	$6.71
Class R	$1,000	$1,000	$1,075.55	$1,015.67	$9.47	$9.20
Class K	$1,000	$1,000	$1,075.95	$1,016.91	$8.18	$7.95
Class I	$1,000	$1,000	$1,077.85	$1,018.15	$6.90	$6.71
*	Expenses are equal to the classes’ annualized expense ratios of 1.64%, 2.34%, 2.34%, 1.34%, 1.84%, 1.59% and 1.34%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Fund Expenses

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $53.2

*	All data are as of February 28, 2010. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Fund invests in the AllianceBernstein Underlying Portfolios. For more details regarding the Fund’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 31-41.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	9

Portfolio Summary

STATEMENT OF NET ASSETS

February 28, 2010 (unaudited)

Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Value (shares of 3,439,316)	$26,689,087
AllianceBernstein U.S. Large Cap Growth (shares of 2,684,606)	26,684,987

Total investments (cost $51,575,232)	53,374,074
Receivable for capital stock sold	150,410
Receivable for investments sold	28,630

Total assets	53,553,114

Liabilities
Payable for capital stock redeemed	209,219
Administrative fee payable	35,346
Distribution fee payable	22,917
Audit fee payable	21,773
Advisory fee payable	13,175
Transfer Agent fee payable	6,291
Accrued expenses	64,644

Total liabilities	373,365

Net Assets	$53,179,749

Composition of Net Assets
Capital stock, at par	$6,183
Additional paid-in capital	59,869,035
Accumulated net investment loss	(10,579)
Accumulated net realized loss on investment transactions	(8,483,732)
Net unrealized appreciation on investments	1,798,842

$53,179,749

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$22,051,083	2,521,463	$8.75	*

B	$12,041,743	1,433,977	$8.40

C	$10,860,244	1,292,017	$8.41

Advisor	$4,509,802	509,428	$8.85

R	$118,410	13,785	$8.59

K	$1,950,614	224,401	$8.69

I	$1,647,853	187,847	$8.77

*	The maximum offering price per share for Class A shares was $9.14 which reflects a sales charge of 4.25%.

See notes to financial statements.

10	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Statement of Net Assets

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2010 (unaudited)

Investment Income
Income distributions from Underlying Portfolios		$526,843

Expenses
Advisory fee (see Note B)	$183,242
Distribution fee—Class A	36,028
Distribution fee—Class B	63,890
Distribution fee—Class C	57,255
Distribution fee—Class R	285
Distribution fee—Class K	2,205
Transfer agency—Class A	27,050
Transfer agency—Class B	17,972
Transfer agency—Class C	14,163
Transfer agency—Advisor Class	5,226
Transfer agency—Class R	106
Transfer agency—Class K	1,554
Transfer agency—Class I	162
Registration fees	40,896
Administrative	40,130
Custodian	29,684
Directors’ fees	25,101
Printing	24,618
Legal	21,621
Audit	17,648
Miscellaneous	5,220

Total expenses	614,056
Less: expenses waived and reimbursed by the Adviser (see Note B)	(76,634)

Net expenses		537,422

Net investment loss		(10,579)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(43,836)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		4,242,647

Net gain on investment transactions		4,198,811

Net Increase in Net Assets from Operations		$4,188,232

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	11

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(10,579)		$233,312
Net realized loss on sale of Underlying Portfolio shares	(43,836)		(7,230,335)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	4,242,647		(12,557,829)

Net increase (decrease) in net assets from operations	4,188,232		(19,554,852)
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(330,569)
Class B	– 0	–	(38,987)
Class C	– 0	–	(31,385)
Advisor Class	– 0	–	(107,063)
Class R	– 0	–	(1,120)
Class K	– 0	–	(16,913)
Class I	– 0	–	(28,475)
Tax return of capital
Class A	– 0	–	(5,210)
Class B	– 0	–	(615)
Class C	– 0	–	(495)
Advisor Class	– 0	–	(1,688)
Class R	– 0	–	(18)
Class K	– 0	–	(267)
Class I	– 0	–	(449)
Net realized gain on investment transactions
Class A	(69,708)		(1,897,881)
Class B	(37,724)		(1,287,075)
Class C	(34,122)		(1,036,109)
Advisor Class	(12,837)		(468,133)
Class R	(339)		(6,267)
Class K	(4,724)		(80,336)
Class I	(4,683)		(108,674)
Capital Stock Transactions
Net decrease	(7,377,097)		(11,064,025)

Total decrease	(3,353,002)		(36,066,606)
Net Assets
Beginning of period	56,532,751		92,599,357

End of period (including accumulated net investment loss of ($10,579) and $0, respectively)	$53,179,749		$56,532,751

See notes to financial statements.

12	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Blended Style Series, Inc. (the “Company”) was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Company operates as a series company currently comprised of the U.S. Large Cap Portfolio (the “Fund”) and the twelve portfolios of the AllianceBernstein Retirement Strategies (the “Funds”). Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the U.S. Large Cap Portfolio. The Global Blend Portfolio, formerly a series of the company, ceased operations on November 24, 2008. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Fund invests primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). On May 20, 2005 the Fund acquired shares of the Underlying Portfolios through a tax-free exchange of Fund investment securities at cost for shares of beneficial interest of the Underlying Portfolios. The transfer had no impact on the Fund’s net assets. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	13

Notes to Financial Statements

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$53,374,074	$—	$—	$53,374,074

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

14	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Fund in proportion to their net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses on an annual basis (including expenses of the Underlying Portfolios) to 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares, 1.35% of average daily net assets for Advisor Class shares, 1.85% of average daily net assets for Class R shares, 1.60% of average daily net assets for Class K shares and 1.35% of average daily net assets for Class I shares (the “Expense Caps”). For the six months ended February 28, 2010, such reimbursement amounted to $76,634. The Expense Caps expired on January 1, 2009. The Expense Caps were reinstated on September 1, 2009, and the Adviser has agreed to maintain the reinstated Expense Caps until August 31, 2010.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2010, such fee amounted to $40,130.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	15

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $29,401 for the six months ended February 28, 2010.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $645 from the sale of Class A shares and received $180, $5,050 and $41 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2010.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $651,155, $1,042,366, $13,480 and $74,707 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios, aggregated $1,564,474 and $9,179,286, respectively, for the six months ended February 28, 2010.

16	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,502,446
Gross unrealized depreciation	(703,604)

Net unrealized appreciation	$1,798,842

1. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. The Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital stock for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

Class A
Shares sold	171,004	524,514	$1,502,131	$4,026,939

Shares issued in reinvestment of dividends and distributions	7,527	295,302	65,259	2,022,820

Shares converted from Class B	37,440	141,750	323,479	1,042,688

Shares redeemed	(621,367)	(1,187,911)	(5,446,485)	(8,878,726)

Net decrease	(405,396)	(226,345)	$(3,555,616)	$(1,786,279)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	17

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31, 2009

Class B
Shares sold	14,486	79,603	$122,042	$582,797

Shares issued in reinvestment of dividends and distributions	4,188	184,340	34,929	1,222,179

Shares converted to Class A	(38,923)	(146,933)	(323,479)	(1,042,688)

Shares redeemed	(191,129)	(695,788)	(1,599,538)	(4,933,043)

Net decrease	(211,378)	(578,778)	$(1,766,046)	$(4,170,755)

Class C
Shares sold	29,333	148,859	$248,511	$1,054,578

Shares issued in reinvestment of dividends and distributions	3,738	147,068	31,217	976,530

Shares redeemed	(214,102)	(618,021)	(1,789,342)	(4,416,671)

Net decrease	(181,031)	(322,094)	$(1,509,614)	$(2,385,563)

Advisor Class
Shares sold	34,675	225,681	$300,474	$1,802,258

Shares issued in reinvestment of dividends and distributions	1,169	66,698	10,248	460,879

Shares redeemed	(113,388)	(712,007)	(984,973)	(5,854,398)

Net decrease	(77,544)	(419,628)	$(674,251)	$(3,591,261)

Class R
Shares sold	5,768	5,450	$49,924	$38,370

Shares issued in reinvestment of dividends and distributions	37	1,005	319	6,775

Shares redeemed	(4,950)	(2,551)	(42,963)	(16,047)

Net increase	855	3,904	$7,280	$29,098

Class K
Shares sold	43,709	115,805	$378,916	$889,323

Shares issued in reinvestment of dividends and distributions	549	14,340	4,724	97,511

Shares redeemed	(31,594)	(5,066)	(267,173)	(32,406)

Net increase	12,664	125,079	$116,467	$954,428

18	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

	Shares				Amount
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31, 2009		Six Months Ended February 28, 2010 (unaudited)			Year Ended August 31, 2009

Class I
Shares sold	– 0	–	– 0	–(a)	$	– 0	–	$1

Shares issued in reinvestment of dividends and distributions	539		20,116			4,683		137,596

Shares redeemed	– 0	–	(32,299)			– 0	–	(251,290)

Net increase (decrease)	539		(12,183)			$4,683		$(113,693)

(a)	Share amount is less than one full share.

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. As such, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	19

Notes to Financial Statements

intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2010.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2010 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2009 and August 31, 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary income	$449,402	$1,381,371
Long-term capital gains	4,989,585	10,884,378

Total taxable distributions	5,438,987	12,265,749
Tax return of capital	8,742	– 0	–

Total distributions paid	$5,447,729	$12,265,749

As of August 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(6,329,413	)(a)
Unrealized appreciation/(depreciation)	(4,390,151	)(b)

Total accumulated earnings/(deficit)	$(10,719,564)

(a)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2009 the Fund defers to September 1, 2009 post-October losses of $6,329,413.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of loss on wash sales.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading”

20	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Notes to Financial Statements

and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	21

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,								October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)
			2009		2008		2007		2006

Net asset value, beginning of period	$ 8.15		$ 11.11		$ 14.18		$ 13.31		$ 12.89		$ 11.87		$ 12.14

Income From Investment Operations
Net investment income (loss)(c)	.01	(d)	.05	(d)	.12		.07	(d)	(.02	)(d)	.01	(d)	.00	(d)(e)
Net realized and unrealized gain (loss) on investment transactions	.62		(2.24)		(2.18)		1.59		.98		1.44		(.27)

Net increase (decrease) in net asset value from operations	.63		(2.19)		(2.06)		1.66		.96		1.45		(.27)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.12)		(.13)		.00	(e)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)		(.77)		(1.01)		(.79)		(.54)		(.43)		– 0	–

Net asset value, end of period	$ 8.75		$ 8.15		$ 11.11		$ 14.18		$ 13.31		$ 12.89		$ 11.87

Total Return
Total investment return based on net asset value(f)	7.67	%*	(18.45)%		(15.55)%		12.70%		7.47%		12.35%		(2.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,051		$23,852		$35,039		$50,062		$51,188		$55,567		$52,492
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.64	%(g)(h)	1.82	%(g)	1.42	%(g)	1.31	%(g)	1.36	%(g)(i)	1.47	%(g)(h)	1.47	%(h)
Expenses, before waivers/reimbursements	1.90	%(g)(h)	1.92	%(g)	1.42	%(g)	1.34	%(g)	1.41	%(g)(i)	1.52	%(g)(h)	1.74	%(h)
Net investment income (loss)	.23	%(d)(h)	.66	%(d)	.95%		.52	%(d)	(.13	)%(d)(i)	.06	%(d)(h)	.01	%(d)(h)
Portfolio turnover rate	3%		8%		10%		19%		6%		44%		11%
See footnote summary on page 29.

22	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,								October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)
			2009		2008		2007		2006

Net asset value, beginning of period	$ 7.85		$ 10.68		$ 13.65		$ 12.93		$ 12.63		$ 11.71		$ 11.99

Income From Investment Operations
Net investment income (loss)(c)	(.02	)(d)	(.00	)(d)(e)	.03		(.02	)(d)	(.11	)(d)	(.07	)(d)	(.02	)(d)
Net realized and unrealized gain (loss) on investment transactions	.60		(2.16)		(2.11)		1.53		.95		1.42		(.26)

Net increase (decrease) in net asset value from operations	.58		(2.16)		(2.08)		1.51		.84		1.35		(.28)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)		(.01)		– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)		(.67)		(.89)		(.79)		(.54)		(.43)		– 0	–

Net asset value, end of period	$ 8.40		$ 7.85		$ 10.68		$ 13.65		$ 12.93		$ 12.63		$ 11.71

Total Return
Total investment return based on net asset value(f)	7.33	%*	(19.07)%		(16.19)%		11.86%		6.65%		11.64%		(2.34)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,042		$12,921		$23,762		$42,459		$51,945		$64,829		$64,399
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.34	%(g)(h)	2.55	%(g)	2.16	%(g)	2.04	%(g)	2.09	%(g)(i)	2.19	%(g)(h)	2.19	%(h)
Expenses, before waivers/reimbursements	2.66	%(g)(h)	2.69	%(g)	2.16	%(g)	2.07	%(g)	2.14	%(g)(i)	2.24	%(g)(h)	2.46	%(h)
Net investment income (loss)	(.47	)%(d)(h)	0	%(d)(j)	.24%		(.18	)%(d)	(.84	)%(d)(i)	(.66	)%(d)(h)	(.71	)%(d)(h)
Portfolio turnover rate	3%		8%		10%		19%		6%		44%		11%

See footnote summary on page 29.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	23

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,								October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)
			2009		2008		2007		2006

Net asset value, beginning of period	$ 7.86		$ 10.69		$ 13.66		$ 12.93		$ 12.63		$ 11.71		$ 11.99

Income From Investment Operations
Net investment income (loss)(c)	(.02	)(d)	(.00	)(d)(e)	.03		(.03	)(d)	(.11	)(d)	(.07	)(d)	(.02	)(d)
Net realized and unrealized gain (loss) on investment transactions	.60		(2.16)		(2.11)		1.55		.95		1.42		(.26)

Net increase (decrease) in net asset value from operations	.58		(2.16)		(2.08)		1.52		.84		1.35		(.28)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)		(.01)		– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)		(.67)		(.89)		(.79)		(.54)		(.43)		– 0	–

Net asset value, end of period	$ 8.41		$ 7.86		$ 10.69		$ 13.66		$ 12.93		$ 12.63		$ 11.71

Total Return
Total investment return based on net asset value(f)	7.32	%*	(19.05)%		(16.18)%		11.95%		6.65%		11.64%		(2.34)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,860		$11,579		$19,192		$31,101		$32,904		$36,807		$39,267
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.34	%(g)(h)	2.53	%(g)	2.13	%(g)	2.02	%(g)	2.07	%(g)(i)	2.17	%(g)(h)	2.18	%(h)
Expenses, before waivers/reimbursements	2.62	%(g)(h)	2.65	%(g)	2.13	%(g)	2.05	%(g)	2.12	%(g)(i)	2.22	%(g)(h)	2.45	%(h)
Net investment income (loss)	(.46	)%(d)(h)	(.02	)%(d)	.25%		(.19	)%(d)	(.83	)%(d)(i)	(.63	)%(d)(h)	(.71	)%(d)(h)
Portfolio turnover rate	3%		8%		10%		19%		6%		44%		11%

See footnote summary on page 29.

24	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,								October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)
			2009		2008		2007		2006

Net asset value, beginning of period	$ 8.24		$ 11.24		$ 14.35		$ 13.46		$ 12.99		$ 11.92			$ 12.18

Income From Investment Operations
Net investment income(c)	.02	(d)	.09	(d)	.20		.07	(d)	.03	(d)	.04	(d)		.01	(d)
Net realized and unrealized gain (loss) on investment transactions	.62		(2.29)		(2.25)		1.66		.98		1.46			(.27)

Net increase (decrease) in net asset value from operations	.64		(2.20)		(2.05)		1.73		1.01		1.50			(.26)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.15)		(.18)		(.05)		– 0	–	– 0	–		– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.65)		(.88)		(.79)		(.54)		(.43)			– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–		– 0	–

Total dividends and distributions	(.03)		(.80)		(1.06)		(.84)		(.54)		(.43)			– 0	–

Net asset value, end of period	$ 8.85		$ 8.24		$ 11.24		$ 14.35		$ 13.46		$ 12.99			$ 11.92

Total Return
Total investment return based on net asset value(f)	7.71	%*	(18.19)%		(15.37)%		13.06%		7.81%		12.73%			(2.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,510		$4,834		$11,318		$53,956		$12,407		$9,737			$9,251
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.34	%(g)(h)	1.51	%(g)	1.09	%(g)	1.02	%(g)	1.05	%(g)(i)	1.17	%(g)(h)	1.17		%(h)
Expenses, before waivers/reimbursements	1.60	%(g)(h)	1.62	%(g)	1.09	%(g)	1.05	%(g)	1.11	%(g)(i)	1.22	%(g)(h)		1.44	%(h)
Net investment income	.54	%(d)(h)	1.21	%(d)	1.47%		.51	%(d)	.20	%(d)(i)	.36	%(d)(h)		.31	%(d)(h)
Portfolio turnover rate	3%		8%		10%		19%		6%		44%			11%

See footnote summary on page 29.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	25

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended February 28, 2010 (unaudited)		Year Ended August 31,								October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)
			2009		2008		2007		2006

Net asset value, beginning of period	$ 8.01		$ 10.97		$ 14.03		$ 13.22		$ 12.85		$ 11.86		$ 12.13

Income From Investment Operations
Net investment income (loss)(c)	(.00	)(d)(e)	.03	(d)	.06		.02	(d)	(.05	)(d)	(.02	)(d)	(.01	)(d)
Net realized and unrealized gain (loss) on investment transactions	.61		(2.22)		(2.12)		1.61		.96		1.44		(.26)

Net increase (decrease) in net asset value from operations	.61		(2.19)		(2.06)		1.63		.91		1.42		(.27)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.12)		(.12)		(.03)		– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)		(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)		(.77)		(1.00)		(.82)		(.54)		(.43)		– 0	–

Net asset value, end of period	$ 8.59		$ 8.01		$ 10.97		$ 14.03		$ 13.22		$ 12.85		$ 11.86

Total Return
Total investment return based on net asset value(f)	7.56	%*	(18.66)%		(15.71)%		12.52%		7.09%		12.10%		(2.23)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118		$103		$99		$63		$13		$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.84	%(g)(h)	2.04	%(g)	1.62	%(g)	1.50	%(g)	1.64	%(g)(i)	1.72	%(g)(h)	1.66	%(h)
Expenses, before waivers/reimbursements	2.07	%(g)(h)	2.10	%(g)	1.62	%(g)	1.53	%(g)	1.69	%(g)(i)	1.77	%(g)(h)	1.93	%(h)
Net investment income (loss)	(.03	)%(d)(h)	.35	%(d)	.49%		.17	%(d)	(.41	)%(d)(i)	(.20	)%(d)(h)	(.18	)%(d)(h)
Portfolio turnover rate	3%		8%		10%		19%		6%		44%		11%

See footnote summary on page 29.

26	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	March 1, 2005(k) to August 31, 2005
2009	2008	2007	2006

Net asset value, beginning of period	$ 8.10	$ 11.08	$ 14.19	$ 13.31	$ 12.90	$ 12.31

Income From Investment Operations
Net investment income (loss)(c)	.01	(d)	.04	(d)	.11	(.10	)(d)	(.02	)(d)	(.03	)(d)
Net realized and unrealized gain (loss) on investment transactions	.61	(2.23)	(2.17)	1.78	.97	.62

Net increase (decrease) in net asset value from operations	.62	(2.19)	(2.06)	1.68	.95	.59

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.14)	(.17)	(.01)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)	(.65)	(.88)	(.79)	(.54)	– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)	(.79)	(1.05)	(.80)	(.54)	– 0	–

Net asset value, end of period	$ 8.69	$ 8.10	$ 11.08	$ 14.19	$ 13.31	$ 12.90

Total Return
Total investment return based on net asset value(f)	7.60	%*	(18.41)%	(15.58)%	12.84%	7.38%	4.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,951	$1,715	$960	$1,302	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.59	%(h)	1.81%	1.43%	1.58%	1.37	%(i)	1.51	%(h)
Expenses, before waivers/reimbursements(g)	1.81	%(h)	1.87%	1.43%	1.63%	1.42	%(i)	1.56	%(h)
Net investment income (loss)	.13	%(d)(h)	.49	%(d)	.89%	(1.20	)%(d)	(.13	)%(d)(i)	(.50	)%(d)(h)
Portfolio turnover rate	3%	8%	10%	19%	6%	44%

See footnote summary on page 29.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2010 (unaudited)	Year Ended August 31,	March 1, 2005(k) to August 31, 2005
2009	2008	2007	2006

Net asset value, beginning of period	$ 8.16	$ 11.17	$ 14.25	$ 13.38	$ 12.92	$ 12.31

Income From Investment Operations
Net investment income (loss)(c)	.02	(d)	.08	(d)	.17	.08	(d)	(.02	)(d)	(.01	)(d)
Net realized and unrealized gain (loss) on investment transactions	.62	(2.27)	(2.18)	1.64	1.02	.62

Net increase (decrease) in net asset value from operations	.64	(2.19)	(2.01)	1.72	1.00	.61

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.17)	(.19)	(.06)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.03)	(.65)	(.88)	(.79)	(.54)	– 0	–
Tax return of capital	– 0	–	(.00	)(e)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)	(.82)	(1.07)	(.85)	(.54)	– 0	–

Net asset value, end of period	$ 8.77	$ 8.16	$ 11.17	$ 14.25	$ 13.38	$ 12.92

Total Return
Total investment return based on net asset value(f)	7.79	%*	(18.16)%	(15.15)%	13.09%	7.77%	4.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,648	$1,529	$2,228	$2,696	$277	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.34	%(h)	1.42%	1.01%	.96%	.97	%(i)	1.19	%(h)
Expenses, before waivers/reimbursements(g)	1.40	%(h)	1.43%	1.01%	.99%	1.02	%(i)	1.24	%(h)
Net investment income (loss)	.49	%(d)(h)	1.12	%(d)	1.33%	.62	%(d)	(.19	)%(d)(i)	(.17	)%(d)(h)
Portfolio turnover rate	3%	8%	10%	19%	6%	44%

See footnote summary on page 29.

28	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Financial Highlights

(a)	The Fund changed its fiscal year end from September 30 to August 31.

(b)	The Fund changed its fiscal year end from June 30 to September 30.

(c)	Based on average shares outstanding.

(d)	Net of fees and expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $.005.

(f)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Expense ratios do not include expenses of the Underlying Portfolios in which the Fund invests. For the six months ended February 28, 2010 and the years ended August 31, 2009, August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .01%, .02%, .02%, .02%, and .04%, respectively.

(h)	Annualized.

(i)	The ratio includes expenses attributable to costs of proxy solicitation.

(j)	Amount is less than 0.005%.

(k)	Commencement of distributions.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class action settlements, which enhanced the Fund’s performance for the six months ended February 28, 2010 by 0.02%.

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	29

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2), Senior Vice President

Thomas J. Fontaine(2) , Vice President

Dokyoung Lee(2), Vice President

Patrick J. Rudden(2) , Vice President

Karen A. Sesin(2) , Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Independent Registered Public Accounting Firm
KPMG LLP 345 Park Avenue New York, NY 10154
Principal Underwriter
AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Blend Solutions Team. Messrs. Masters, Fontaine, Lee and Rudden and Ms. Sesin are the members of the Blend Solutions Team with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

30	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Board of Directors

The information on pages 31-41 represent the holdings of the Underlying Portfolios in which the Fund may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2010 financial statements. A copy of the Underlying Portfolios’ unaudited semi-annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2010 (unaudited)

U.S. VALUE PORTFOLIO

U.S. LARGE CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2010. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	31

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Financials – 21.1%
Capital Markets – 6.0%
Ameriprise Financial, Inc.	552,700	$22,124,581
Deutsche Bank AG	309,100	19,627,850
Goldman Sachs Group, Inc. (The)	411,300	64,306,755
Morgan Stanley	927,500	26,136,950

		132,196,136

Commercial Banks – 5.2%
BB&T Corp.	757,400	21,608,622
US Bancorp	921,900	22,687,959
Wells Fargo & Co.	2,531,400	69,208,476

		113,505,057

Diversified Financial Services – 6.1%
Bank of America Corp.	3,498,800	58,290,008
Citigroup, Inc.(a)	3,631,500	12,347,100
JPMorgan Chase & Co.	1,523,800	63,953,886

		134,590,994

Insurance – 3.8%
ACE Ltd.(a)	181,400	9,068,186
Allstate Corp. (The)	381,400	11,918,750
Everest Re Group Ltd.	65,500	5,595,010
PartnerRe Ltd.	66,100	5,262,221
Travelers Cos., Inc. (The)	414,500	21,798,555
Unum Group	555,100	11,551,631
XL Capital Ltd. – Class A	951,600	17,385,732

		82,580,085

		462,872,272

Energy – 16.9%
Energy Equipment & Services – 1.7%
Ensco International PLC (Sponsored ADR)	390,000	17,226,300
Noble Corp.(a)	260,600	11,012,956
Rowan Cos., Inc.(a)	386,318	10,051,994

		38,291,250

Oil, Gas & Consumable Fuels – 15.2%
Apache Corp.	114,200	11,835,688
Chevron Corp.	545,100	39,410,730
Cimarex Energy Co.	398,100	23,790,456
ConocoPhillips	1,272,300	61,070,400
Devon Energy Corp.	552,500	38,045,150
Exxon Mobil Corp.	1,076,000	69,940,000
Forest Oil Corp.(a)	519,300	14,073,030
Newfield Exploration Co.(a)	287,300	14,672,411
Nexen, Inc.	1,013,600	22,806,000

32	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Occidental Petroleum Corp.	192,500	$15,371,125
Valero Energy Corp.	1,308,500	22,924,920

		333,939,910

		372,231,160

Consumer Discretionary – 16.0%
Auto Components – 0.5%
TRW Automotive Holdings Corp.(a)	382,500	10,277,775

Automobiles – 1.3%
Ford Motor Co.(a)	2,532,800	29,735,072

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	408,500	11,548,295

Household Durables – 2.3%
DR Horton, Inc.	686,400	8,483,904
Fortune Brands, Inc.	41,500	1,818,945
Garmin Ltd.	386,600	12,351,870
NVR, Inc.(a)	24,000	16,999,200
Pulte Homes, Inc.(a)	1,042,900	11,294,607

		50,948,526

Media – 6.2%
CBS Corp. – Class B	1,544,900	20,068,251
News Corp. – Class A	2,154,400	28,804,328
Time Warner Cable, Inc. – Class A	752,600	35,138,894
Time Warner, Inc.	1,086,100	31,540,344
Viacom, Inc. – Class B(a)	699,500	20,740,175

		136,291,992

Multiline Retail – 1.0%
JC Penney Co., Inc.	312,300	8,613,234
Macy’s, Inc.	725,800	13,899,070

		22,512,304

Specialty Retail – 3.5%
Foot Locker, Inc.	540,900	7,015,473
Home Depot, Inc.	763,300	23,814,960
Limited Brands, Inc.	477,800	10,564,158
Lowe’s Cos., Inc.	486,000	11,523,060
Office Depot, Inc.(a)	1,962,100	14,166,362
Ross Stores, Inc.	190,200	9,302,682

		76,386,695

Textiles, Apparel & Luxury Goods – 0.7%
Jones Apparel Group, Inc.	864,600	14,577,156

		352,277,815

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	33

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 9.2%
Health Care Providers & Services – 2.3%
Aetna, Inc.	656,700	$19,694,433
UnitedHealth Group, Inc.(a)	294,400	9,968,384
WellPoint, Inc.(a)	339,200	20,986,304

		50,649,121

Pharmaceuticals – 6.9%
Merck & Co., Inc.	1,592,700	58,738,776
Mylan, Inc.(a)	646,000	13,785,640
Pfizer, Inc.	4,445,400	78,016,770

		150,541,186

		201,190,307

Consumer Staples – 8.9%
Beverages – 1.2%
Coca-Cola Enterprises, Inc.	596,200	15,232,910
Constellation Brands, Inc. – Class A(a)	732,900	11,022,816

		26,255,726

Food & Staples Retailing – 0.7%
Supervalu, Inc.	961,100	14,675,997

Food Products – 4.0%
Archer-Daniels-Midland Co.	733,100	21,523,816
Bunge Ltd.	228,000	13,586,520
Dean Foods Co.(a)	593,200	8,654,788
Kraft Foods, Inc. – Class A	663,400	18,860,462
Sara Lee Corp.	953,700	12,932,172
Smithfield Foods, Inc.(a)	330,700	5,691,347
Tyson Foods, Inc. – Class A	426,100	7,260,744

		88,509,849

Household Products – 1.4%
Kimberly-Clark Corp.	70,300	4,270,022
Procter & Gamble Co. (The)	436,300	27,609,064

		31,879,086

Tobacco – 1.6%
Altria Group, Inc.	840,600	16,912,872
Reynolds American, Inc.	325,600	17,191,680

		34,104,552

		195,425,210

Information Technology – 8.0%
Communications Equipment – 3.4%
Ciena Corp.(a)	35,325	506,561
JDS Uniphase Corp.(a)	722,800	7,755,644
Motorola, Inc.(a)	6,007,900	40,613,404

34	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Nokia Oyj (Sponsored ADR) – Class A	1,294,900	$17,442,303
Tellabs, Inc.	1,150,200	7,947,882

		74,265,794

Computers & Peripherals – 1.4%
Dell, Inc.(a)	1,168,000	15,452,640
Seagate Technology(a)	610,000	12,145,100
Western Digital Corp.(a)	72,800	2,812,264

		30,410,004

Electronic Equipment, Instruments & Components – 1.6%
Corning, Inc.	680,800	12,002,504
Tyco Electronics Ltd.	851,200	21,816,256
Vishay Intertechnology, Inc.(a)	83,800	858,950

		34,677,710

Internet Software & Services – 0.1%
AOL, Inc.(a)	114,236	2,830,768

IT Services – 0.5%
Accenture PLC	267,400	10,687,978

Semiconductors & Semiconductor Equipment – 0.2%
Teradyne, Inc.(a)	556,400	5,558,436

Software – 0.8%
Symantec Corp.(a)	1,008,287	16,687,150

		175,117,840

Industrials – 6.6%
Aerospace & Defense – 1.1%
Northrop Grumman Corp.	294,400	18,034,944
Raytheon Co.	121,600	6,838,784

		24,873,728

Electrical Equipment – 0.3%
Cooper Industries PLC	167,600	7,602,336

Industrial Conglomerates – 3.6%
General Electric Co.	4,435,200	71,229,312
Textron, Inc.	381,500	7,599,480

		78,828,792

Machinery – 1.3%
Ingersoll-Rand PLC	666,400	21,264,824
SPX Corp.	104,800	6,234,552

		27,499,376

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	35

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Road & Rail – 0.3%
Hertz Global Holdings, Inc.(a)	581,300	$5,464,220

		144,268,452

Telecommunication Services – 5.8%
Diversified Telecommunication Services – 4.2%
AT&T, Inc.	2,800,362	69,476,981
Verizon Communications, Inc.	780,700	22,585,651

		92,062,632

Wireless Telecommunication Services – 1.6%
Sprint Nextel Corp.(a)	5,664,200	18,861,786
Vodafone Group PLC (Sponsored ADR)	717,800	15,626,506

		34,488,292

		126,550,924

Materials – 4.0%
Chemicals – 1.4%
EI du Pont de Nemours & Co.	733,900	24,747,108
Huntsman Corp.	520,580	7,147,563

		31,894,671

Containers & Packaging – 0.3%
Sonoco Products Co.	210,400	6,223,632

Metals & Mining – 2.3%
AK Steel Holding Corp.	552,300	11,891,019
Freeport-McMoRan Copper & Gold, Inc.	350,200	26,321,032
Steel Dynamics, Inc.	721,000	11,773,930

		49,985,981

		88,104,284

Utilities – 0.7%
Electric Utilities – 0.2%
Edison International	172,800	5,638,464

Independent Power Producers & Energy Traders – 0.2%
RRI Energy, Inc.(a)	982,400	4,175,200

Multi-Utilities – 0.3%
CMS Energy Corp.	277,400	4,235,898
NiSource, Inc.	164,300	2,467,786

		6,703,684

		16,517,348

Total Common Stocks (cost $2,017,437,693)		2,134,555,612

36	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(b) (cost $57,915,741)	57,915,741	$57,915,741

Total Investments – 99.9% (cost $2,075,353,434)		2,192,471,353
Other assets less liabilities – 0.1%		2,975,360

Net Assets – 100.0%		$2,195,446,713

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	37

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 30.3%
Communications Equipment – 3.6%
Cisco Systems, Inc.(a)	1,633,500	$39,743,055
QUALCOMM, Inc.	812,400	29,806,956
Research In Motion Ltd.(a)	126,500	8,966,320

		78,516,331

Computers & Peripherals – 12.5%
Apple, Inc.(a)	750,160	153,497,739
EMC Corp.(a)	2,710,200	47,401,398
Hewlett-Packard Co.	1,408,350	71,530,097

		272,429,234

Internet Software & Services – 6.0%
Google, Inc. – Class A(a)	250,290	131,852,772

Semiconductors & Semiconductor Equipment – 6.1%
Broadcom Corp. – Class A	824,400	25,820,208
Intel Corp.	4,122,600	84,636,978
KLA-Tencor Corp.	811,000	23,624,430

		134,081,616

Software – 2.1%
Microsoft Corp.	1,606,100	46,030,826

		662,910,779

Health Care – 17.4%
Biotechnology – 6.1%
Celgene Corp.(a)	276,800	16,475,136
Gilead Sciences, Inc.(a)	2,049,950	97,598,119
Vertex Pharmaceuticals, Inc.(a)	438,000	17,787,180

		131,860,435

Health Care Equipment & Supplies – 8.3%
Alcon, Inc.	756,350	120,804,222
Baxter International, Inc.	563,700	32,091,441
Covidien PLC	594,800	29,216,576

		182,112,239

Health Care Providers & Services – 0.5%
Medco Health Solutions, Inc.(a)	183,200	11,585,568

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	915,100	54,915,151

		380,473,393

38	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 16.0%
Capital Markets – 8.5%
Blackstone Group LP	2,693,500	$37,655,130
Credit Suisse Group AG (Sponsored ADR)	291,500	13,000,900
Franklin Resources, Inc.	264,800	26,935,456
Goldman Sachs Group, Inc. (The)	687,000	107,412,450

		185,003,936

Diversified Financial Services – 7.2%
Bank of America Corp.	1,801,700	30,016,322
CME Group, Inc. – Class A	54,775	16,525,070
JPMorgan Chase & Co.	2,648,400	111,153,348

		157,694,740

Insurance – 0.3%
Principal Financial Group, Inc.	332,900	7,726,609

		350,425,285

Consumer Discretionary – 9.0%
Auto Components – 1.6%
Johnson Controls, Inc.	1,105,500	34,381,050

Automobiles – 1.2%
Ford Motor Co.(a)	2,232,300	26,207,202

Hotels, Restaurants & Leisure – 0.5%
Hyatt Hotels Corp.(a)	291,800	9,754,874

Media – 1.3%
Comcast Corp. – Class A	1,165,400	19,159,176
Walt Disney Co. (The)	324,300	10,131,132

		29,290,308

Multiline Retail – 4.2%
Kohl’s Corp.(a)	943,600	50,784,552
Target Corp.	807,300	41,592,096

		92,376,648

Specialty Retail – 0.2%
Home Depot, Inc.	140,200	4,374,240

		196,384,322

Industrials – 9.0%
Air Freight & Logistics – 0.3%
FedEx Corp.	81,400	6,899,464

Electrical Equipment – 2.3%
Cooper Industries PLC	773,000	35,063,280
Vestas Wind Systems A/S (ADR)(a)	822,800	13,576,200

		48,639,480

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	39

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 6.4%
Danaher Corp.	682,600	$50,491,922
Dover Corp.	633,300	28,663,158
Illinois Tool Works, Inc.	1,340,000	60,996,800

		140,151,880

		195,690,824

Energy – 8.2%
Energy Equipment & Services – 5.2%
Cameron International Corp.(a)	721,700	29,683,521
Schlumberger Ltd.	1,371,935	83,825,228

		113,508,749

Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	85,200	8,013,060
Noble Energy, Inc.	483,500	35,121,440
Occidental Petroleum Corp.	93,800	7,489,930
Suncor Energy, Inc.	535,500	15,481,305

		66,105,735

		179,614,484

Consumer Staples – 5.1%
Beverages – 2.2%
Anheuser-Busch InBev NV (Sponsored ADR)(a)	164,100	8,196,795
PepsiCo, Inc.	652,300	40,749,181

		48,945,976

Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	750,900	45,782,373
CVS Caremark Corp.	243,000	8,201,250
Wal-Mart Stores, Inc.	80,050	4,328,304

		58,311,927

Tobacco – 0.2%
Philip Morris International, Inc.	96,400	4,721,672

		111,979,575

Materials – 3.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	161,320	11,063,326
Dow Chemical Co. (The)	537,500	15,216,625

		26,279,951

Metals & Mining – 2.6%
ArcelorMittal (New York)	547,250	20,915,895
Freeport-McMoRan Copper & Gold, Inc.	416,700	31,319,172
Vale SA (Sponsored ADR) – Class B	133,600	3,722,096

		55,957,163

		82,237,114

Total Common Stocks (cost $1,779,371,020)		2,159,715,776

40	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.11%(b) (cost $21,820,040)	21,820,040	$21,820,040

Total Investments – 99.8% (cost $1,801,191,060)		2,181,535,816
Other assets less liabilities – 0.2%		3,481,577

Net Assets – 100.0%		$2,185,017,393

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

LP – Limited Partnership

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	41

U.S. Large Cap Growth Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the AllianceBernstein U.S. Large Cap Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The Portfolio seeks long term growth of capital through investing in a combination of shares of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles, rather than making direct investments in portfolio securities. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	It should be noted that the information in the fee summary was completed on July 23, 2009 and presented to the Board of Directors on August 4-6, 2009.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	The Portfolio invests in a combination of the following Pooling Portfolios: U.S. Value Portfolio and U.S. Large Cap Growth Portfolio.

42	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

INVESTMENT ADVISORY FEES, NET ASSETS & RATIOS

The Adviser proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Based on % of Average Daily Net Assets[5]	Net Assets 06/30/09 ($MIL)	Portfolio
Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$51.9	U.S. Large Cap Portfolio

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios in which the Portfolio invests, although those Funds do bear expenses incurred by the Pooling Portfolios.

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $105,413 (0.07% of the Portfolio’s average daily net assets) for such services.

Set forth below are the total expense ratios of the Portfolio for the most recent semi-annual period:

Portfolio	Total Expense Ratio			Fiscal Year End
U.S. Large Cap Portfolio	Class A Class B Class C Class R Class K Class I Advisor	1.96 2.72 2.69 2.06 1.86 1.40 1.65	% % % % % % %	August 31 (ratio as of February 28, 2009)

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for the Funds are based on a percentage of the average daily net assets of the Funds and paid on a monthly basis.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	43

The expense ratios set forth in the table above for U.S. Large Cap Portfolio includes the estimated annualized blended expense ratios of the Pooling Portfolios (i.e., the Portfolio’s underlying expense ratio). For the six months ended February 28, 2009, the estimated underlying expense ratio for the Portfolio was 0.03%.

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth

44	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Portfolio.6 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on June 30, 2009 net assets:

Portfolio	Net Assets 06/30/09 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
U.S. Large Cap Portfolio	$51.9	U.S. Blend Schedule 80 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $50 million 40 bp on next $100 million 30 bp on the balance Minimum account size: $50m	0.693%	0.650%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for American Equity Blend Portfolio, which is a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Portfolio	Luxembourg Fund	Fee
U.S. Large Cap Portfolio	American Equity Blend Portfolio
	Class A7	1.50%
	Class I (Institutional)	0.70%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution-related services unlike Class I shares, whose fee is only for investment advisory services.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	45

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Portfolio’s ranking with respect to the proposed management fee relative to the median of the Portfolio’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the Portfolio.9

Lipper describes an EG as a representative sample of comparable funds and a Lipper Expense Universe (“EU”) as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio.

Portfolio	Contractual Management Fee[10]	Lipper Group Median (%)	Rank
U.S. Large Cap Portfolio	0.650	0.763	1/18

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given bear market conditions during 2008, especially the last three months of 2008, the effects on the Portfolio’s total expense ratios caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.11

8	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

9	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

10	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

11	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

46	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Lipper also analyzed the total expense ratio of the Portfolio in comparison to its EG12 and EU.13 It should be noted that the Portfolio’s total expense ratio is inclusive of the Portfolio’s underlying expenses. The result of that analysis is set forth below:

Portfolio	Expense Ratio (%)[14]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
U.S. Large Cap Portfolio	1.444	1.228	17/18	1.238	112/138

Based on this analysis, the Portfolio has a more favorable ranking on a management fee basis than on a total expense ratio basis. In addition to Lipper’s expense comparisons, the fee evaluation presented the Portfolio’s monthly net assets and unaudited advisory fee and total expense ratio run rates from December 31, 2007 through April 30, 2009.15

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 5, 2009 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Portfolio. See discussion below in Section IV.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability percentage from providing investment advisory services to the Portfolio decreased during calendar year 2008 versus 2007.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser

12	Lipper uses the following criteria in screening funds to be included in the Portfolio’s expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. A Lipper Expense Group will typically consist of seven to twenty funds.

13	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting a Lipper Expense Group when selecting a Lipper Expense Universe. Unlike the Lipper Expense Group, the Lipper Expense Universe allows for the same adviser to be represented by more than just one fund.

14	Most recently completed fiscal year Class A share total expense ratio.

15	Unaudited information on the Portfolio’s advisory fee and total expense ratio monthly run rates was provided by the Adviser.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	47

and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and/or Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”), and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments). During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $1,375, $717,636 and $23,016 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS’ after-tax profitability increased in 2008 in comparison to 2007. During the Portfolio’s most recently completed fiscal year, ABIS received $105,887 in fees from the Portfolio.16

There are no portfolio transactions for the Portfolio since the Portfolio pursues its investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. During the most recently completed fiscal year, neither U.S. Value Portfolio nor U.S. Large Cap Growth Portfolio effected brokerage transactions through and paid commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB”. The Pooling Portfolios may in the future effect

16	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Portfolio’s account. During the Portfolio’s most recently completed fiscal year, the fees paid by the Portfolio to ABIS were reduced by $7,074 under the offset agreement between the Portfolio and ABIS.

48	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

brokerage transactions through SCB and pay commissions for such transactions. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Pooling Portfolios and other clients. These soft dollar benefits reduce the Adviser’s research expenses and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,17 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

17	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

18	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	49

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $447 billion as of June 30, 2009, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below, prepared by Lipper, shows the 1, 3, and 5 year net performance returns and rankings20 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)21 for the periods ended April 30, 2009.22

U.S. Large Cap Portfolio	Portfolio Return	PG Median	PU Median	PG Rank	PU Rank
1 year	-37.54	-33.31	-32.83	16/17	131/157
3 year	-13.90	-9.11	-9.11	17/17	130/139
5 year	-4.17	-2.96	-2.28	11/15	100/125

Set forth below are the 1, 3 and 5 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.

	Periods Ending April 30, 2009 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)[24]
U.S. Large Cap Portfolio	-37.54	-13.90	-4.17	-0.83
S&P 500 Stock Index	-35.31	-10.76	-2.70	1.21
Inception Date: July 15, 2002

20	The performance rankings are for the Class A shares of the Portfolio. It should be noted that the performance returns of the Portfolio shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolio’s performance returns. Rounding differences may cause the Adviser’s Portfolio returns to be one or two basis points different from Lipper’s own Portfolio returns. To maintain consistency, the performance returns of the Portfolio, as reported by the Adviser, are provided instead of Lipper.

21	A Portfolios’s PG/PU may not be identical to the Portfolio’s corresponding EG/EU as Lipper’s criteria for including or excluding a fund in or from a PG/PU is somewhat different for an EG/EU.

22	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

23	The performance returns are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through April 30, 2009.

50	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 31, 2009

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS •	51

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Arizona California Massachusetts Michigan Minnesota	New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

52	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

LCB-0152-0210

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: April 22, 2010

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 22, 2010